Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Convertible Fund
Core Fixed Income Fund
Core Plus Bond Fund
Corporate Bond Fund
Floating Rate Fund
High Yield Fund
Income Fund
Inflation Focused Fund
Multi-Asset Balanced Opportunity Fund
Multi-Asset Income Fund
Short Duration Core Bond Fund
Short Duration Income Fund
Total Return Fund
Ultra Short Bond Fund

For the period ended February 29, 2024

Schedule of Investments (unaudited)

CONVERTIBLE FUND February 29, 2024

Investments			Shares		Fair Value
LONG-TERM INVESTMENTS 95.57%

COMMON STOCKS 0.28%

Pharmaceuticals
Canopy Growth Corp. (Canada)*(a) (cost $4,835,551)				495,344	$1,629,683

	Interest Rate	Maturity Date	Principal Amount‡

CONVERTIBLE BONDS 89.23%

Aerospace/Defense 1.03%
Safran SA	Zero Coupon	4/1/2028	EUR	2,677,100	6,026,564

Biotechnology 6.81%
Apellis Pharmaceuticals, Inc.	3.50%	9/15/2026		$1,135,000	1,923,761
BioMarin Pharmaceutical, Inc.	0.599%	8/1/2024		20,734,000	20,421,347
Bridgebio Pharma, Inc.	2.25%	2/1/2029		9,948,000	8,246,892
Guardant Health, Inc.	Zero Coupon	11/15/2027		7,963,000	5,409,703
Insmed, Inc.	0.75%	6/1/2028		3,422,000	3,729,980
Total					39,731,683

Commercial Services 3.76%
Euronet Worldwide, Inc.	0.75%	3/15/2049		22,695,000	21,957,412

Computers 10.36%
CyberArk Software Ltd. (Israel)(a)	Zero Coupon	11/15/2024		4,268,000	7,251,332
Lumentum Holdings, Inc.	0.25%	3/15/2024		20,143,000	20,098,685
Seagate HDD Cayman (Cayman Islands)†(a)	3.50%	6/1/2028		8,969,000	11,281,780
Super Micro Computer, Inc.†	Zero Coupon	3/1/2029		7,463,000	7,625,250
Western Digital Corp.†	3.00%	11/15/2028		7,906,000	10,455,685
Zscaler, Inc.	0.125%	7/1/2025		2,300,000	3,788,100
Total					60,500,832

Diversified Financial Services 0.44%
Coinbase Global, Inc.	0.50%	6/1/2026		2,585,000	2,574,660

Electric 1.79%
CenterPoint Energy, Inc.†	4.25%	8/15/2026		5,235,000	5,187,885
Duke Energy Corp.†	4.125%	4/15/2026		5,325,000	5,237,138
Total					10,425,023

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Electronics 0.81%
Advanced Energy Industries, Inc.†	2.50%	9/15/2028	$4,643,000	$4,734,612

Energy-Alternate Sources 1.47%
Enphase Energy, Inc.	Zero Coupon	3/1/2028	9,810,000	8,558,400

Engineering & Construction 1.53%
Fluor Corp.†	1.125%	8/15/2029	4,225,000	4,373,931
Granite Construction, Inc.†	3.75%	5/15/2028	3,570,000	4,546,395
Total				8,920,326

Entertainment 2.65%
DraftKings Holdings, Inc.	Zero Coupon	3/15/2028	4,320,000	3,687,120
Live Nation Entertainment, Inc.	2.00%	2/15/2025	10,955,000	11,805,284
Total				15,492,404

Environmental Control 1.19%
Tetra Tech, Inc.†	2.25%	8/15/2028	6,460,000	6,918,505

Health Care-Products 7.40%
Glaukos Corp.	2.75%	6/15/2027	4,034,000	6,803,341
Natera, Inc.	2.25%	5/1/2027	3,160,000	7,187,025
NuVasive, Inc.	0.375%	3/15/2025	12,295,000	11,600,332
Repligen Corp.†	1.00%	12/15/2028	4,650,000	5,429,193
Shockwave Medical, Inc.†	1.00%	8/15/2028	5,365,000	6,057,085
TransMedics Group, Inc.†	1.50%	6/1/2028	5,475,000	6,146,600
Total				43,223,576

Internet 22.43%
Airbnb, Inc.	Zero Coupon	3/15/2026	6,675,000	6,120,711
Booking Holdings, Inc.	0.75%	5/1/2025	2,065,000	3,817,772
Lyft, Inc.†	0.625%	3/1/2029	2,985,000	3,074,550
MakeMyTrip Ltd. (India)(a)	Zero Coupon	2/15/2028	1,875,000	3,095,625
Match Group Financeco 2, Inc.†	0.875%	6/15/2026	8,000,000	7,281,751
Okta, Inc.	0.125%	9/1/2025	30,320,000	29,329,208
Palo Alto Networks, Inc.	0.375%	6/1/2025	3,172,000	9,917,258
PDD Holdings, Inc. (Ireland)(a)	Zero Coupon	12/1/2025	6,485,000	6,339,694
Shopify, Inc. (Canada)(a)	0.125%	11/1/2025	16,528,000	15,701,600
Spotify USA, Inc.	Zero Coupon	3/15/2026	6,495,000	5,881,222
Uber Technologies, Inc.	Zero Coupon	12/15/2025	16,106,000	18,418,033
Wayfair, Inc.	1.00%	8/15/2026	4,275,000	3,832,877
Wayfair, Inc.	3.25%	9/15/2027	4,050,000	4,911,550
Zillow Group, Inc.	2.75%	5/15/2025	11,930,000	13,180,370
Total				130,902,221

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Leisure Time 2.65%
Carnival Corp.	5.75%	12/1/2027		$2,200,000	$3,256,000
Royal Caribbean Cruises Ltd.	6.00%	8/15/2025		4,815,000	12,232,507
Total					15,488,507

Miscellaneous Manufacturing 0.61%
Axon Enterprise, Inc.	0.50%	12/15/2027		2,500,000	3,586,250

Oil & Gas 0.53%
Pioneer Natural Resources Co.	0.25%	5/15/2025		1,210,000	3,077,152

Pharmaceuticals 2.53%
Dexcom, Inc.†	0.375%	5/15/2028		10,408,000	10,158,208
Neurocrine Biosciences, Inc.	2.25%	5/15/2024		2,690,000	4,624,110
Total					14,782,318

REITS 4.01%
COPT Defense Properties LP†	5.25%	9/15/2028		14,007,000	14,476,235
HAT Holdings I LLC/HAT Holdings II LLC†	Zero Coupon	5/1/2025		8,753,000	8,942,610
Total					23,418,845

Retail 2.78%
ANLLIAN Capital Ltd.	Zero Coupon	2/5/2025	EUR	7,800,000	8,463,957
Freshpet, Inc.†	3.00%	4/1/2028		$4,400,000	7,751,700
Total					16,215,657

Semiconductors 1.01%
ON Semiconductor Corp.†	0.50%	3/1/2029		5,791,000	5,872,074

Software 13.44%
Akamai Technologies, Inc.	0.125%	5/1/2025		3,736,000	4,487,188
Bill Holdings, Inc.	Zero Coupon	4/1/2027		24,670,000	20,587,115
Datadog, Inc.	0.125%	6/15/2025		5,154,000	7,684,614
Five9, Inc.	0.50%	6/1/2025		7,894,000	7,403,793
Five9, Inc.†	1.00%	3/15/2029		6,000,000	6,162,000
Guidewire Software, Inc.	1.25%	3/15/2025		5,575,000	6,503,238
HubSpot, Inc.	0.375%	6/1/2025		2,505,000	5,527,283
MicroStrategy, Inc.	0.75%	12/15/2025		800,000	2,076,400
MongoDB, Inc.	0.25%	1/15/2026		4,508,000	9,680,930
RingCentral, Inc.	Zero Coupon	3/15/2026		9,250,000	8,313,437
Total					78,425,998
Total Convertible Bonds (cost $479,985,623)					520,833,019

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 29, 2024

Investments	Dividend Rate	Shares	Fair Value
CONVERTIBLE PREFERRED STOCKS 5.84%

Commercial Banks 3.65%
Bank of America Corp.	7.25%	17,954	$21,302,959

Financial Services 1.92%
Apollo Global Management, Inc.	Zero Coupon	175,125	11,199,244

Machinery 0.27%
Chart Industries, Inc.	6.75%	27,471	1,589,620
Total Convertible Preferred Stocks (cost $33,407,150)			34,091,823

OPTIONS PURCHASED 0.23% (cost $1,331,756)			1,314,194
Total Long-Term Investments (cost $519,560,080)			557,869,439

		Principal Amount‡

SHORT-TERM INVESTMENTS 1.27%

REPURCHASE AGREEMENTS 1.27%
Repurchase Agreement dated 2/29/2024, 2.800% due 3/1/2024 with Fixed Income Clearing Corp. collateralized by $8,687,700 of U.S. Treasury Note at 1.000% due 7/31/2028; value: $7,544,859; proceeds: $7,397,466 (cost $7,396,891)		$7,396,891	7,396,891
Total Investments in Securities 96.84% (cost $526,956,971)			565,265,610
Other Assets and Liabilities – Net(b) 3.16%			18,443,975
Net Assets 100.00%			$583,709,585

EUR	Euro.
REITS	Real Estate Investment Trusts.
‡	Principal amount in denominated in U.S dollars unless otherwise noted.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2024, the total value of Rule 144A securities was $141,713,187, which represents 24.28% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND February 29, 2024

OTC Options Purchased at February 29, 2024:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
Draft King Inc. Call	Goldman Sachs	25,000	5/17/2024	$55.00	$25,000	$24,688
Draft King Inc. Call	UBS AG	314,000	8/16/2024	55.00	314,000	734,006
Spotify Call	UBS AG	55,000	7/19/2024	300.00	55,000	555,500
Total OTC Options Purchased						$1,314,194

Forward Foreign Currency Exchange Contracts at February 29, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Morgan Stanley	5/22/2024	14,546,000	$15,773,997	$15,771,960	$2,037

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	5/22/2024	1,962,000	$2,130,436	$2,127,360	$(3,076)

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,629,683	$–	$–	$1,629,683
Convertible Bonds	–	520,833,019	–	520,833,019
Convertible Preferred Stocks	–	34,091,823	–	34,091,823
OTC Options Purchased	–	1,314,194	–	1,314,194
Short-Term Investments
Repurchase Agreements	–	7,396,891	–	7,396,891
Total	$1,629,683	$563,635,927	$–	$565,265,610
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$2,037	$–	$2,037
Liabilities	–	(3,076)	–	(3,076)
Total	$–	$(1,039)	$–	$(1,039)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 116.75%

ASSET-BACKED SECURITIES 16.27%

Automobiles 4.35%
Ally Auto Receivables Trust Series 2023-1 Class A3	5.46%	5/15/2028	$7,970,000	$8,014,595
AmeriCredit Automobile Receivables Trust Series 2022-2 Class A2A	4.20%	12/18/2025	1,685,126	1,682,237
BMW Vehicle Lease Trust Series 2023-2 Class A3	5.99%	9/25/2026	14,790,000	14,919,560
Capital One Prime Auto Receivables Trust Series 2022-1 Class A2	2.71%	6/16/2025	758,483	757,738
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	7,990,000	8,072,626
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	15,720,000	15,911,498
Donlen Fleet Lease Funding 2 LLC Series 2021-2 Class A2†	0.56%	12/11/2034	655,967	651,547
Exeter Automobile Receivables Trust Series 2023-3A Class A2	6.11%	9/15/2025	7,065,448	7,070,101
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	7,080,000	7,179,039
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	11,117,319	11,040,652
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	6,510,000	6,468,466
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	15,365,000	15,071,802
GLS Auto Receivables Issuer Trust Series 2023-1A Class A2†	5.98%	8/17/2026	3,973,990	3,976,583
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	7,300,000	7,282,658
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%	8/15/2028	5,049,000	5,052,702
Santander Drive Auto Receivables Trust 2023-2 Class C	5.47%	12/16/2030	8,825,000	8,797,394
Santander Drive Auto Receivables Trust Series 2022-5 Class B	4.43%	3/15/2027	7,854,000	7,781,851
Santander Drive Auto Receivables Trust Series 2022-6 Class B	4.72%	6/15/2027	13,900,000	13,781,643
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%	4/17/2028	12,735,000	12,736,156
Westlake Automobile Receivables Trust Series 2020-3A Class E†	3.34%	6/15/2026	3,980,000	3,929,475

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust Series 2023-1A Class A3†	5.21%		1/18/2028	$8,310,000	$8,285,366
Total					168,463,689

Credit Card 2.40%
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	6.126% (3 mo. USD Term SOFR + 0.81%)	#	5/15/2028	7,818,000	7,779,704
Capital One Multi-Asset Execution Trust Series 2022-A1 Class A1	2.80%		3/15/2027	38,640,000	37,696,577
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A	3.49%		5/15/2027	29,855,000	29,254,601
Continental Finance Credit Card ABS Master Trust Series 2020-1A Class A†	2.24%		12/15/2028	7,046,945	6,955,425
World Financial Network Credit Card Master Trust Series 2023-A Class A	5.02%		3/15/2030	11,265,000	11,199,372
Total					92,885,679

Home Equity 0.13%
Towd Point Mortgage Trust Series 2024-CES1 Class A1A†	5.848%	#(a)	1/25/2064	4,807,214	4,836,456

Other 9.11%
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A†	6.836% (1 mo. USD Term SOFR + 1.51%)	#	1/15/2037	7,585,590	7,538,180
Affirm Asset Securitization Trust Series 2022-A Class A†	4.30%		5/17/2027	9,545,000	9,473,865
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	9,415,000	9,475,489
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	4,490,000	4,557,460
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	2,885,000	2,881,717
Apidos CLO XII Series 2013-12A Class BR†	6.976% (3 mo. USD Term SOFR + 1.66%)	#	4/15/2031	4,490,000	4,476,248
Apidos CLO XXIV Series 2016-24A Class A1AL†	6.529% (3 mo. USD Term SOFR + 1.21%)	#	10/20/2030	5,952,411	5,954,792
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.532% (1 mo. USD Term SOFR + 1.21%)	#	5/15/2036	6,225,880	6,209,303

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.782% (1 mo. USD Term SOFR + 1.46%)	#	11/15/2036	$6,181,500	$6,163,153
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031	9,855,000	9,848,211
Bain Capital Credit CLO Ltd. Series 2019-2A Class AR†	6.678% (3 mo. USD Term SOFR + 1.36%)	#	10/17/2032	4,800,000	4,802,880
Bain Capital Credit CLO Ltd. Series 2023-4A Class C†	8.323% (3 mo. USD Term SOFR + 2.90%)	#	10/21/2036	4,090,000	4,117,498
Barings CLO Ltd. Series 2019-3A Class A1R†	6.649% (3 mo. USD Term SOFR + 1.33%)	#	4/20/2031	2,220,000	2,222,775
Barings CLO Ltd. Series 2020-4A Class B†	7.129% (3 mo. USD Term SOFR + 1.81%)	#	1/20/2032	4,560,000	4,569,721
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A Class B†	7.612% (3 mo. USD Term SOFR + 2.30%)	#	1/25/2036	6,370,000	6,387,268
BlueMountain CLO XXXI Ltd. Series 2021-31A Class A1†	6.721% (3 mo. USD Term SOFR + 1.41%)	#	4/19/2034	4,980,000	4,973,028
Bristol Park CLO Ltd. Series 2016-1A Class CR†	7.526% (3 mo. USD Term SOFR + 2.21%)	#	4/15/2029	6,460,000	6,476,636
Carlyle Global Market Strategies CLO Ltd. Series 2012-3A Class A1A2†	6.756% (3 mo. USD Term SOFR + 1.44%)	#	1/14/2032	3,549,386	3,551,870
Carlyle Global Market Strategies CLO Ltd. Series 2014-2R Class A1†	6.619% (3 mo. USD Term SOFR + 1.31%)	#	5/15/2031	3,702,874	3,705,095
Carlyle Global Market Strategies CLO Ltd. Series 2014-5A Class A1RR†	6.716% (3 mo. USD Term SOFR + 1.40%)	#	7/15/2031	7,489,196	7,490,694
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	6.559% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2031	2,887,449	2,889,181
CIFC Funding III Ltd. Series 2014-3A Class A1R2†	6.779% (3 mo. USD Term SOFR + 1.46%)	#	10/22/2031	3,740,982	3,754,586
CIFC Funding Ltd. Series 2024-1A Class A†(b)	5.46% (3 mo. USD Term SOFR + 1.50%)	#	4/18/2037	12,750,000	12,745,094

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	$8,315,000	$8,326,259
Dryden 113 CLO Ltd. Series 2022-113A Class BR†	7.666% (3 mo. USD Term SOFR + 2.25%)	#	10/20/2035	6,130,000	6,166,226
Dryden 61 CLO Ltd. Series 2018-61A Class A1R†	6.568% (3 mo. USD Term SOFR + 1.25%)	#	1/17/2032	3,710,000	3,714,638
Eaton Vance CLO Ltd. Series 2013-1A Class A13R†	6.826% (3 mo. USD Term SOFR + 1.51%)	#	1/15/2034	4,198,000	4,197,160
Elmwood CLO 16 Ltd. Series 2022-3A Class AR†(b)	5.46% (3 mo. USD Term SOFR + 1.53%)	#	4/20/2037	11,750,000	11,765,134
Elmwood CLO Ltd. Series 2023-3A Class B†	7.694% (3 mo. USD Term SOFR + 2.35%)	#	12/11/2033	6,310,000	6,351,643
Elmwood CLO VIII Ltd. Series 2021-1A Class A1†	6.819% (3 mo. USD Term SOFR + 1.50%)	#	1/20/2034	3,240,000	3,240,324
Generate CLO 11 Ltd. Series 2023-11A Class B†	8.068% (3 mo. USD Term SOFR + 2.75%)	#	4/20/2035	2,625,000	2,650,345
HPEFS Equipment Trust Series 2023-2A Class A2†	6.04%		1/21/2031	10,745,000	10,796,228
KKR CLO 29 Ltd. Series 29A Class A†	6.776% (3 mo. USD Term SOFR + 1.46%)	#	1/15/2032	2,700,000	2,708,207
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	5,317,000	4,934,330
Lendmark Funding Trust Series 2021-1A Class C†	3.41%		11/20/2031	2,095,000	1,815,531
Lendmark Funding Trust Series 2021-2A Class B†	2.37%		4/20/2032	6,465,000	5,508,064
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.874% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	3,799,764	3,766,516
Madison Park Funding XXI Ltd. Series 2016-21A Class AARR†	6.656% (3 mo. USD Term SOFR + 1.34%)	#	10/15/2032	3,000,000	3,002,700
Madison Park Funding XXXII Ltd. Series 2018-32A Class A1R†	6.579% (3 mo. USD Term SOFR + 1.26%)	#	1/22/2031	3,180,000	3,188,233

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Madison Park Funding XXXVII Ltd. Series 2019-37A Class BR†	7.226% (3 mo. USD Term SOFR + 1.91%)	#	7/15/2033	$2,250,000	$2,256,803
Magnetite XXXIX Ltd. Series 2023-39A Class B†	7.535% (3 mo. USD Term SOFR + 2.15%)	#	10/25/2033	9,250,000	9,308,072
Marble Point CLO XVII Ltd. Series 2020-1A Class A†	6.879% (3 mo. USD Term SOFR + 1.56%)	#	4/20/2033	2,574,058	2,569,167
Mariner Finance Issuance Trust Series 2021-AA Class D†	3.83%		3/20/2036	2,420,000	2,125,224
Marlette Funding Trust Series 2020-2A Class D†	4.65%		9/16/2030	1,493,991	1,490,548
Marlette Funding Trust Series 2022-3 Class B†	5.95%		11/15/2032	5,844,000	5,837,892
ME Funding LLC Series 2019-1 Class A2†	6.448%		7/30/2049	1,819,250	1,810,497
MF1 LLC Series 2022-FL9 Class A†	7.466% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	4,295,000	4,298,951
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	6.681% (3 mo. USD Term SOFR + 1.36%)	#	12/21/2029	4,367,658	4,377,115
OCP CLO Ltd. Series 2019-17A Class A1R†	6.619% (3 mo. USD Term SOFR + 1.30%)	#	7/20/2032	10,680,000	10,671,456
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.526% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	1,720,244	1,725,294
Octagon Investment Partners XVI Ltd. Series 2013-1A Class A1R†	6.598% (3 mo. USD Term SOFR + 1.28%)	#	7/17/2030	3,083,476	3,087,485
OHA Credit Funding 17 Ltd. Series 2024-17A Class C†	7.613% (3 mo. USD Term SOFR + 2.30%)	#	4/20/2037	7,350,000	7,343,034
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	1,518,498	1,510,579
OneMain Financial Issuance Trust Series 2021-3A Class A†	5.94%		5/15/2034	8,000,000	8,022,685
Palmer Square Loan Funding Ltd. Series 2021-1A Class A1†	6.479% (3 mo. USD Term SOFR + 1.16%)	#	4/20/2029	2,232,951	2,233,621
Post CLO Ltd. Series 2023-1A Class B1†	7.818% (3 mo. USD Term SOFR + 2.50%)	#	4/20/2036	3,085,000	3,117,798
Post Road Equipment Finance Series 2021-1 Class A2†	4.88%		11/15/2028	6,755,000	6,681,572

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Rad CLO 23 Ltd. Series 2024-23A Class B1†(b)	5.75% (3 mo. USD Term SOFR + 2.05%)	#	4/20/2037	$4,750,000	$4,750,000
RAD CLO 6 Ltd. Series 2019-6A Class A1†	6.959% (3 mo. USD Term SOFR + 1.64%)	#	1/20/2033	4,650,000	4,666,656
Ready Capital Mortgage Financing LLC Series 2023-FL12 Class A†	7.656% (1 mo. USD Term SOFR + 2.34%)	#	5/25/2038	5,859,408	5,828,598
Regatta XXVII Funding Ltd. Series 2024-1A Class B†(b)	5.69% (3 mo. USD Term SOFR + 2.00%)	#	4/26/2037	6,070,000	6,070,000
SCF Equipment Leasing LLC Series 2021-1A Class C†	1.54%		10/21/2030	4,570,000	4,312,106
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	6,299,213	5,922,015
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	1,895,518	1,604,485
Texas Debt Capital CLO Ltd. Series 2024-1A Class B†(b)	7.263% (3 mo. USD Term SOFR + 1.95%)	#	4/22/2037	9,520,000	9,520,000
Upstart Securitization Trust Series 2021-2 Class B†	1.75%		6/20/2031	270,615	270,012
Valley Stream Park CLO Ltd. Series 2022-1A Class BR†	7.568% (3 mo. USD Term SOFR + 2.25%)	#	10/20/2034	5,900,000	5,937,452
Voya CLO Ltd. Series 2018-1A Class A2†	6.871% (3 mo. USD Term SOFR + 1.56%)	#	4/19/2031	4,090,000	4,096,135
Voya CLO Ltd. Series 2018-2A Class A1†	6.576% (3 mo. USD Term SOFR + 1.26%)	#	7/15/2031	4,736,087	4,740,350
Total					352,581,884

Rec Vehicle Loan 0.28%
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	1,560,244	1,553,065
Octane Receivables Trust Series 2023-3A Class A2†	6.44%		3/20/2029	9,125,000	9,185,687
Total					10,738,752

Student Loan 0.00%
Towd Point Asset Trust Series 2018-SL1 Class A†	6.035% (1 mo. USD Term SOFR + 0.71%)	#	1/25/2046	36,257	36,237
Total Asset-Backed Securities (cost $629,068,459)					629,542,697

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 38.15%

Aerospace/Defense 0.38%
HEICO Corp.	5.35%		8/1/2033	$7,600,000	$7,566,793
L3Harris Technologies, Inc.	5.60%		7/31/2053	3,002,000	3,029,767
RTX Corp.	6.40%		3/15/2054	3,840,000	4,253,848
Total					14,850,408

Agriculture 1.43%
BAT Capital Corp.	3.222%		8/15/2024	7,386,000	7,299,919
BAT Capital Corp.	5.834%		2/20/2031	3,658,000	3,646,844
BAT Capital Corp.	6.343%		8/2/2030	17,938,000	18,534,695
Cargill, Inc. †	4.00%		6/22/2032	5,206,000	4,808,132
Philip Morris International, Inc.	5.625%		11/17/2029	6,254,000	6,406,834
Reynolds American, Inc.	4.45%		6/12/2025	9,194,000	9,055,508
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	5,719,000	5,600,797
Total					55,352,729

Airlines 0.07%
British Airways Pass-Through Trust Class A (United Kingdom)†(c)	4.25%		5/15/2034	2,949,738	2,748,851

Auto Manufacturers 1.18%
American Honda Finance Corp.	4.90%		1/10/2034	9,366,000	9,132,937
Cummins, Inc.	5.45%		2/20/2054	7,716,000	7,764,450
Hyundai Capital America†	1.80%		10/15/2025	18,735,000	17,667,291
Hyundai Capital America†	5.80%		6/26/2025	3,324,000	3,337,414
Toyota Motor Credit Corp.	4.80%		1/5/2034	7,834,000	7,644,381
Total					45,546,473

Banks 13.54%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037	4,000,000	3,184,865
Bank of America Corp.	1.658% (SOFR + 0.91%)	#	3/11/2027	4,902,000	4,549,702
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	4,436,000	3,716,582
Bank of America Corp.	3.458% (3 mo. USD Term SOFR + 1.23%)	#	3/15/2025	13,471,000	13,460,358
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028	14,259,000	13,521,999
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029	18,874,000	17,956,753

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	4.00%		1/22/2025	$830,000	$818,123
Bank of New York Mellon Corp.	4.596% (SOFR + 1.76%)	#	7/26/2030	4,099,000	4,004,924
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%)	#	4/26/2034	4,377,000	4,267,321
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%)	#	9/13/2027	18,000,000	18,320,373
BNP Paribas SA (France)†(c)	4.375% (5 yr. USD Swap + 1.48%)	#	3/1/2033	4,175,000	3,923,909
BNP Paribas SA (France)†(c)	5.738% (SOFR + 1.88%)	#	2/20/2035	7,356,000	7,287,619
Citigroup, Inc.	2.666% (SOFR + 1.15%)	#	1/29/2031	11,156,000	9,575,328
Citigroup, Inc.	3.352% (3 mo. USD Term SOFR + 1.16%)	#	4/24/2025	4,185,000	4,169,250
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	16,090,000	15,469,407
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030	19,226,000	18,028,848
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	6,000,000	5,972,644
Citigroup, Inc.	5.827% (SOFR + 2.06%)	#	2/13/2035	9,659,000	9,453,592
Danske Bank AS (Denmark)†(c)	3.773% (1 yr. CMT + 1.45%)	#	3/28/2025	7,332,000	7,317,971
Danske Bank AS (Denmark)†(c)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028	20,231,000	19,490,437
Danske Bank AS (Denmark)†(c)	6.259% (1 yr. CMT + 1.18%)	#	9/22/2026	14,803,000	14,959,658
Danske Bank AS (Denmark)†(c)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026	7,559,000	7,589,969
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032	15,798,000	12,860,375
Goldman Sachs Group, Inc.	3.272% (3 mo. USD Term SOFR + 1.46%)	#	9/29/2025	8,762,000	8,641,129
HSBC Holdings PLC (United Kingdom)(c)	3.803% (3 mo. USD Term SOFR + 1.47%)	#	3/11/2025	10,000,000	9,995,015
JPMorgan Chase & Co.	2.58% (3 mo. USD Term SOFR + 1.25%)	#	4/22/2032	3,956,000	3,311,338
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	17,041,000	14,397,604

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%)	#	2/1/2028	$24,978,000	$23,990,437
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%)	#	6/14/2025	10,215,000	10,153,272
M&T Bank Corp.	5.053% (SOFR + 1.85%)	#	1/27/2034	4,710,000	4,326,729
Macquarie Bank Ltd. (Australia)†(c)	3.052% (5 yr. CMT + 1.70%)	#	3/3/2036	4,333,000	3,531,368
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD LIBOR + 1.73%)	#	3/27/2029	7,544,000	7,294,710
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	5.541% (1 yr. CMT + 1.50%)	#	4/17/2026	8,785,000	8,780,918
Morgan Stanley	4.21% (SOFR + 1.61%)	#	4/20/2028	3,306,000	3,200,596
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	15,183,000	14,582,823
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037	5,246,000	5,027,686
NatWest Group PLC (United Kingdom)(c)	5.808% (1 yr. CMT + 1.95%)	#	9/13/2029	18,443,000	18,639,381
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026	8,429,000	8,663,244
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%)	#	1/22/2035	3,804,000	3,816,411
Royal Bank of Canada (Canada)(c)	6.00%		11/1/2027	6,626,000	6,825,175
State Street Corp.	4.164% (SOFR + 1.73%)	#	8/4/2033	4,756,000	4,401,241
Truist Financial Corp.	5.711% (SOFR + 1.92%)	#	1/24/2035	5,742,000	5,688,861
Truist Financial Corp.	5.867% (SOFR + 2.36%)	#	6/8/2034	4,175,000	4,176,655
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034	6,200,000	5,837,661
U.S. Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033	6,556,000	6,129,912
U.S. Bancorp	5.678% (SOFR + 1.86%)	#	1/23/2035	7,833,000	7,819,204
UBS AG (Switzerland)(c)	5.125%		5/15/2024	1,494,000	1,490,302
UBS Group AG (Switzerland)†(c)	1.364% (1 yr. CMT + 1.08%)	#	1/30/2027	6,618,000	6,100,056
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	8,352,000	7,568,644

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(c)	6.301% (1 yr. CMT + 2.00%)	#	9/22/2034	$10,900,000	$11,275,630
UBS Group AG (Switzerland)†(c)	6.327% (1 yr. CMT + 1.60%)	#	12/22/2027	5,626,000	5,740,497
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%)	#	8/11/2028	14,127,000	14,523,730
Wells Fargo & Co.	2.164% (3 mo. USD Term SOFR + 1.01%)	#	2/11/2026	4,084,000	3,951,162
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	4,559,000	4,375,871
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	6,505,000	5,935,943
Wells Fargo & Co.	2.406% (3 mo. USD Term SOFR + 1.09%)	#	10/30/2025	14,708,000	14,392,317
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	8,807,000	7,562,067
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%)	#	5/22/2028	14,816,000	14,048,611
Wells Fargo & Co.	5.499% (SOFR + 1.78%)	#	1/23/2035	12,474,000	12,396,282
Wells Fargo Bank NA	5.85%		2/1/2037	5,225,000	5,347,350
Total					523,839,839

Beverages 0.10%
Constellation Brands, Inc.	3.15%		8/1/2029	4,362,000	3,960,632

Biotechnology 0.22%
Amgen, Inc.	5.25%		3/2/2030	7,272,000	7,329,630
Baxalta, Inc.	4.00%		6/23/2025	1,114,000	1,094,547
Total					8,424,177

Building Materials 0.07%
Carrier Global Corp.	6.20%		3/15/2054	2,422,000	2,645,565

Chemicals 0.24%
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	10,121,000	9,436,543

Commercial Services 0.21%
ERAC USA Finance LLC†	5.00%		2/15/2029	8,058,000	8,010,547

Diversified Financial Services 1.27%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	6.50%		7/15/2025	10,349,000	10,448,840
Aircastle Ltd.†	2.85%		1/26/2028	12,633,000	11,245,556

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Aviation Capital Group LLC†	1.95%		1/30/2026	$4,639,000	$4,314,260
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	19,630,000	18,226,416
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,435,000	4,259,581
Neuberger Berman Group LLC/Neuberger
Berman Finance Corp.†	4.875%		4/15/2045	648,000	522,298
Total					49,016,951

Electric 3.86%
AES Corp.†	3.95%		7/15/2030	2,423,000	2,208,668
Alfa Desarrollo SpA (Chile)†(c)	4.55%		9/27/2051	2,675,205	1,990,686
American Electric Power Co., Inc.	5.699%		8/15/2025	10,422,000	10,439,172
American Transmission Systems, Inc.†	2.65%		1/15/2032	10,360,000	8,513,966
Constellation Energy Generation LLC	6.25%		10/1/2039	4,620,000	4,768,840
DTE Energy Co.	4.22%	(d)	11/1/2024	8,956,000	8,860,602
Duke Energy Corp.	4.50%		8/15/2032	5,676,000	5,330,962
Duke Energy Indiana LLC(b)	5.25%		3/1/2034	8,216,000	8,199,905
Duke Energy Indiana LLC	5.40%		4/1/2053	2,849,000	2,752,386
Electricite de France SA (France)†(c)	6.25%		5/23/2033	8,289,000	8,663,441
Entergy Corp.	0.90%		9/15/2025	8,007,000	7,487,543
IPALCO Enterprises, Inc.	4.25%		5/1/2030	12,000,000	11,061,632
Kentucky Utilities Co.	5.45%		4/15/2033	8,800,000	8,891,362
Liberty Utilities Co.†	5.869%		1/31/2034	12,909,000	12,980,133
MidAmerican Energy Co.	5.85%		9/15/2054	4,379,000	4,619,439
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030	7,520,222	7,120,409
Minejesa Capital BV (Netherlands)(c)	5.625%		8/10/2037	728,000	637,830
National Grid PLC (United Kingdom)(c)	5.809%		6/12/2033	8,589,000	8,685,285
NextEra Energy Capital Holdings, Inc.	6.373% (SOFR + 1.02%)	#	3/21/2024	6,588,000	6,590,551
Oglethorpe Power Corp.	5.95%		11/1/2039	3,451,000	3,446,320
Ohio Edison Co.	8.25%		10/15/2038	2,419,000	2,984,303
Oncor Electric Delivery Co. LLC	5.65%		11/15/2033	6,266,000	6,477,397
Southern Co.	4.475%	(d)	8/1/2024	6,526,000	6,481,254
Total					149,192,086

Engineering & Construction 0.17%
Cellnex Finance Co. SA (Spain)†(c)	3.875%		7/7/2041	8,303,000	6,466,709

Entertainment 0.12%
Warnermedia Holdings, Inc.	3.788%		3/15/2025	4,629,000	4,538,653

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Environmental Control 0.43%
Veralto Corp.†	5.45%	9/18/2033	$2,773,000	$2,787,168
Veralto Corp.†	5.50%	9/18/2026	13,858,000	13,923,189
Total				16,710,357

Food 0.06%
J M Smucker Co.	6.50%	11/15/2053	2,217,000	2,412,135

Gas 1.18%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	9,687,000	7,876,786
East Ohio Gas Co.†	1.30%	6/15/2025	16,815,000	15,950,669
National Fuel Gas Co.	3.95%	9/15/2027	13,000,000	12,340,361
NiSource, Inc.	2.95%	9/1/2029	6,184,000	5,562,035
Southwest Gas Corp.	4.05%	3/15/2032	4,256,000	3,894,032
Total				45,623,883

Health Care-Products 0.79%
GE HealthCare Technologies, Inc.	5.65%	11/15/2027	10,942,000	11,118,347
Revvity, Inc.	0.85%	9/15/2024	4,974,000	4,845,040
Solventum Corp.†	5.45%	3/13/2031	7,783,000	7,719,378
Solventum Corp.†	5.60%	3/23/2034	7,036,000	6,994,295
Total				30,677,060

Health Care-Services 1.29%
Centene Corp.	2.45%	7/15/2028	21,189,000	18,693,548
Centene Corp.	3.375%	2/15/2030	15,506,000	13,692,146
Elevance Health, Inc.	2.25%	5/15/2030	7,831,000	6,651,951
Humana, Inc.	5.875%	3/1/2033	914,000	939,823
Humana, Inc.	5.95%	3/15/2034	9,711,000	10,044,879
Total				50,022,347

Insurance 0.80%
Aon North America, Inc.	5.30%	3/1/2031	9,091,000	9,084,954
Assurant, Inc.	2.65%	1/15/2032	1,595,000	1,298,528
F&G Global Funding†	2.30%	4/11/2027	4,996,000	4,477,598
GA Global Funding Trust†	3.85%	4/11/2025	7,677,000	7,520,091
Metropolitan Life Global Funding I†	4.05%	8/25/2025	1,536,000	1,510,569
New York Life Global Funding†	4.55%	1/28/2033	7,387,000	7,040,862
Total				30,932,602

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet 0.59%
Amazon.com, Inc.	4.70%	12/1/2032	$7,687,000	$7,650,185
Netflix, Inc.	5.875%	11/15/2028	5,494,000	5,687,991
Netflix, Inc.	6.375%	5/15/2029	2,765,000	2,936,788
Prosus NV (Netherlands)†(c)	3.257%	1/19/2027	6,940,000	6,390,219
Total				22,665,183

Machinery-Diversified 0.27%
nVent Finance SARL (Luxembourg)(c)	4.55%	4/15/2028	10,940,000	10,566,333

Media 0.27%
Charter Communications Operating LLC/Charter Communications Operating Capital	4.908%	7/23/2025	5,000,000	4,932,154
FactSet Research Systems, Inc.	3.45%	3/1/2032	6,246,000	5,434,212
Total				10,366,366

Multi-National 0.87%
Inter-American Investment Corp.	4.25%	2/14/2029	34,125,000	33,745,170

Oil & Gas 2.03%
Apache Corp.	4.75%	4/15/2043	13,200,000	10,148,149
Continental Resources, Inc.	4.90%	6/1/2044	6,826,000	5,543,638
Continental Resources, Inc.†	5.75%	1/15/2031	14,000,000	13,732,426
Coterra Energy, Inc.(b)	5.60%	3/15/2034	9,513,000	9,513,785
Eni SpA (Italy)†(c)	5.70%	10/1/2040	6,000,000	5,647,445
EQT Corp.	5.75%	2/1/2034	5,707,000	5,617,034
EQT Corp.	7.00%	2/1/2030	16,000,000	16,956,224
Occidental Petroleum Corp.	6.45%	9/15/2036	4,500,000	4,741,357
Ovintiv, Inc.	6.50%	2/1/2038	6,570,000	6,737,229
Total				78,637,287

Oil & Gas Services 0.15%
NOV, Inc.	3.60%	12/1/2029	6,400,000	5,848,248

Pharmaceuticals 1.10%
AbbVie, Inc.	4.95%	3/15/2031	3,428,000	3,429,697
Bayer U.S. Finance LLC†	6.25%	1/21/2029	10,000,000	10,079,628
Bayer U.S. Finance LLC†	6.375%	11/21/2030	5,708,000	5,754,006
Bristol-Myers Squibb Co.	5.20%	2/22/2034	9,622,000	9,703,985
Cigna Group	2.40%	3/15/2030	3,804,000	3,263,524
CVS Health Corp.	3.25%	8/15/2029	9,385,000	8,552,771
CVS Health Corp.	5.05%	3/25/2048	1,945,000	1,736,446
Total				42,520,057

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines 1.23%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(c)	4.60%	11/2/2047	$6,831,000	$6,090,328
Cheniere Energy, Inc.	4.625%	10/15/2028	6,420,000	6,168,018
Columbia Pipeline Group, Inc.	4.50%	6/1/2025	4,090,000	4,031,942
Eastern Gas Transmission & Storage, Inc.	3.00%	11/15/2029	7,044,000	6,281,890
EIG Pearl Holdings SARL (Luxembourg)†(c)	3.545%	8/31/2036	9,268,000	7,896,336
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(c)	3.25%	9/30/2040	9,847,000	7,466,246
Kinder Morgan Energy Partners LP	4.25%	9/1/2024	4,040,000	4,010,221
NGPL PipeCo LLC†	3.25%	7/15/2031	4,741,000	4,050,279
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	1,473,000	1,471,315
Total				47,466,575

REITS 1.57%
American Tower Corp.	2.95%	1/15/2025	1,480,000	1,446,667
American Tower Corp.	3.80%	8/15/2029	19,645,000	18,196,104
American Tower Corp.	5.55%	7/15/2033	3,255,000	3,254,322
Crown Castle, Inc.	2.10%	4/1/2031	4,000,000	3,213,122
Crown Castle, Inc.	3.30%	7/1/2030	23,168,000	20,469,727
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	7,565,000	7,049,370
VICI Properties LP/VICI Note Co., Inc.†	5.625%	5/1/2024	7,277,000	7,277,265
Total				60,906,577

Retail 0.18%
Alimentation Couche-Tard, Inc. (Canada)†(c)	5.617%	2/12/2054	3,932,000	3,922,178
Bayer Corp.†	6.65%	2/15/2028	3,085,000	3,142,678
Total				7,064,856

Semiconductors 0.46%
Broadcom, Inc.†	4.15%	4/15/2032	3,716,000	3,414,211
Intel Corp.	5.00%	2/21/2031	5,244,000	5,212,603
Micron Technology, Inc.	5.30%	1/15/2031	4,166,000	4,125,203
SK Hynix, Inc. (South Korea)†(c)	5.50%	1/16/2029	5,007,000	5,001,251
Total				17,753,268

Software 0.68%
Oracle Corp.	2.875%	3/25/2031	4,450,000	3,839,306
Oracle Corp.	5.375%	7/15/2040	627,000	600,618
Oracle Corp.	6.125%	7/8/2039	3,000,000	3,088,188
Oracle Corp.	6.25%	11/9/2032	7,515,000	7,940,869

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software (continued)
Oracle Corp.	6.90%		11/9/2052	$7,400,000	$8,344,911
ServiceNow, Inc.	1.40%		9/1/2030	3,124,000	2,507,025
Total					26,320,917

Telecommunications 1.34%
AT&T, Inc.	3.50%		9/15/2053	12,503,000	8,602,722
AT&T, Inc.	5.40%		2/15/2034	9,337,000	9,352,897
Sprint Capital Corp.	8.75%		3/15/2032	21,282,000	25,719,893
T-Mobile USA, Inc.	3.50%		4/15/2025	2,727,000	2,666,514
T-Mobile USA, Inc.	3.875%		4/15/2030	5,820,000	5,405,287
Total					51,747,313
Total Corporate Bonds (cost $1,497,878,278)					1,476,016,697

FLOATING RATE LOANS(e) 2.05%

Containers & Packaging 0.34%
Berry Global, Inc. 2023 Term Loan AA	–	(f)	7/1/2029	13,300,000	13,284,772

Diversified Financial Services 0.35%
Avolon TLB Borrower 1 (U.S.) LLC 2023 Term Loan B6	–	(f)	6/22/2028	13,300,000	13,314,696

Entertainment 0.47%
Flutter Financing BV Term Loan B (Netherlands)(c)	7.698% (3 mo. USD Term SOFR + 2.25%)		11/25/2030	18,172,456	18,128,933

Lodging 0.33%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B3	7.171% (1 mo. USD Term SOFR + 1.75%)		6/21/2028	12,596,033	12,612,911

Media 0.56%
Charter Communications Operating LLC 2019 Term Loan B2	7.076% (1 mo. USD Term SOFR + 1.75%)		2/1/2027	10,829,659	10,805,130
Charter Communications Operating LLC 2023 Term Loan B4	7.329% (3 mo. USD Term SOFR + 2.00%)		12/7/2030	11,189,676	11,021,831
Total					21,826,961
Total Floating Rate Loans (cost $79,384,594)					79,168,273

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(c) 3.29%

Canada 0.81%
CDP Financial, Inc.†	4.25%		7/25/2028	$31,858,000	$31,374,862

Japan 1.79%
Development Bank of Japan, Inc.†	1.25%		10/20/2026	12,094,000	11,019,569
Japan Bank for International Cooperation	2.875%		4/14/2025	38,708,000	37,710,026
Japan International Cooperation Agency	2.125%		10/20/2026	21,912,000	20,428,072
Total					69,157,667

Mexico 0.23%
Mexico Government International Bonds	4.875%		5/19/2033	9,480,000	8,933,400

Sweden 0.46%
Svensk Exportkredit AB	4.25%		2/1/2029	18,122,000	17,955,705
Total Foreign Government Obligations (cost $128,043,477)					127,421,634

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.51%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 145 Class A2	2.58%		5/25/2032	13,878,000	11,848,615
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series G07 Class A2	3.123%	#(g)	8/25/2032	8,934,000	7,931,402
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $19,982,381)					19,780,017

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 24.07%
Federal Home Loan Mortgage Corp.	2.00%		3/1/2051	12,815,339	10,172,247
Federal Home Loan Mortgage Corp.	2.50%		11/1/2050 - 5/1/2052	12,166,737	10,137,403
Federal Home Loan Mortgage Corp.	3.00%		10/1/2050 - 1/1/2052	21,901,612	18,927,650
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	2,655,847	2,441,080
Federal Home Loan Mortgage Corp.	4.50%		8/1/2052	7,625,419	7,314,854
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 8/1/2052	16,125,214	15,817,456
Federal National Mortgage Association	2.00%		11/1/2050 - 11/1/2051	42,460,063	33,662,198
Federal National Mortgage Association	2.50%		8/1/2050 - 5/1/2052	127,937,940	106,917,729
Federal National Mortgage Association	3.00%		12/1/2048 - 1/1/2051	18,377,556	16,047,657

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	3.50%		7/1/2045 - 4/1/2052	$28,540,308	$25,797,237
Federal National Mortgage Association	4.00%		5/1/2052 - 6/1/2052	12,277,108	11,481,760
Federal National Mortgage Association	5.00%		7/1/2052 - 10/1/2052	20,221,768	19,756,584
Government National Mortgage Association(h)	2.00%		TBA	25,680,000	20,928,189
Government National Mortgage Association(h)	2.50%		TBA	37,590,000	31,820,304
Government National Mortgage Association(h)	3.00%		TBA	54,491,000	47,802,171
Government National Mortgage Association(h)	3.50%		TBA	29,606,000	26,786,807
Government National Mortgage Association(h)	4.00%		TBA	29,404,000	27,373,984
Government National Mortgage Association(h)	4.50%		TBA	28,837,000	27,545,712
Government National Mortgage Association(h)	5.00%		TBA	35,101,000	34,290,785
Government National Mortgage Association(h)	5.50%		TBA	43,497,000	43,192,861
Government National Mortgage Association(h)	6.00%		TBA	45,729,000	45,919,823
Government National Mortgage Association(h)	6.50%		TBA	26,004,000	26,352,828
Uniform Mortgage-Backed Security(h)	2.00%		TBA	61,377,000	48,287,728
Uniform Mortgage-Backed Security(h)	2.50%		TBA	25,013,000	20,578,714
Uniform Mortgage-Backed Security(h)	3.00%		TBA	5,191,000	4,440,648
Uniform Mortgage-Backed Security(h)	4.50%		TBA	10,341,000	9,792,889
Uniform Mortgage-Backed Security(h)	5.00%		TBA	41,318,000	40,495,130
Uniform Mortgage-Backed Security(h)	5.50%		TBA	40,823,000	40,776,683
Uniform Mortgage-Backed Security(h)	6.00%		TBA	88,899,000	89,596,675
Uniform Mortgage-Backed Security(h)	6.50%		TBA	47,800,000	48,621,087
Uniform Mortgage-Backed Security(h)	7.00%		TBA	17,938,000	18,405,792
Total Government Sponsored Enterprises Pass-Throughs (cost $941,104,020)					931,482,665

MUNICIPAL BONDS 0.09%

Natural Gas
Texas Natural Gas Securitization Finance Corp. (cost $3,619,000)	5.102%		4/1/2035	3,619,000	3,647,226

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.61%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(g)	12/25/2059	118,840	112,914
Angel Oak Mortgage Trust Series 2021-3 Class A1†	1.068%	#(g)	5/25/2066	1,936,034	1,629,768
Bank Series 2022-BNK44 Class A5	5.745%	#(g)	11/15/2055	6,500,000	6,792,497
Bank Series 2023-5YR4 Class A3	6.50%		12/15/2056	7,695,000	8,084,880
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.743% (1 mo. USD Term SOFR + 1.42%)	#	11/15/2034	614,000	215,255

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust Series 2024-V5 Class A3	5.805%		1/10/2057	$3,390,000	$3,485,248
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.865% (1 mo. USD Term SOFR + 1.55%)	#	7/15/2035	3,060,000	3,052,024
BMO Mortgage Trust Series 2023-5C2 Class A3	7.055%	#(g)	11/15/2056	9,340,000	10,074,764
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	5,468,000	5,585,138
BRAVO Residential Funding Trust Series 2021-NQM2 Class A1†	0.97%	#(g)	3/25/2060	3,578,355	3,326,039
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.121% (1 mo. USD Term SOFR + 0.80%)	#	10/15/2038	3,978,461	3,941,560
BX Trust Series 2018-GW Class A†	6.415% (1 mo. USD Term SOFR + 1.10%)	#	5/15/2035	4,710,000	4,691,370
CF Trust Series 2019-BOSS Class A1†	8.615% (1 mo. USD Term SOFR + 3.30%)	#	12/15/2024	1,570,000	1,523,638
Chase Home Lending Mortgage Trust Series 2024-1A2 Class A2†	6.50%	#(g)	1/25/2055	6,890,280	6,930,547
CIM Trust Series 2020-INV1 Class A2†	2.50%	#(g)	4/25/2050	5,370,067	4,379,984
Citigroup Commercial Mortgage Trust Series 2014-GC21 Class XA(i)	0.998%	#(g)	5/10/2047	4,917,602	270
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class A†	6.36%	#(g)	7/10/2028	9,650,000	9,953,413
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(g)	11/27/2051	5,263,422	4,406,574
COMM Mortgage Trust Series 2014-CR17 Class AM	4.174%		5/10/2047	5,290,000	5,103,004
COMM Mortgage Trust Series 2015-LC21 Class AM	4.043%	#(g)	7/10/2048	4,547,000	4,375,324
Connecticut Avenue Securities Trust Series 2023-R07 Class 2M1†	7.271% (30 day USD SOFR Average + 1.95%)	#	9/25/2043	2,147,419	2,167,786
Credit Suisse Mortgage Capital Certificates Trust Series 2020-NQM1 Class A1†	1.208%	(d)	5/25/2065	447,514	407,700
CSMC Trust Series 2020-AFC1 Class A1†	3.24%	#(g)	2/25/2050	479,635	439,295
Deephaven Residential Mortgage Trust Series 2021-3 Class A1†	1.194%	#(g)	8/25/2066	3,609,458	3,054,454
Ellington Financial Mortgage Trust Series 2020-1 Class A1†	2.006%	#(g)	5/25/2065	365,035	353,356
Ellington Financial Mortgage Trust Series 2023-1 Class A1†	5.732%	(d)	2/25/2068	3,083,527	3,058,729

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
EQUS Mortgage Trust Series 2021-EQAZ Class A†	6.187% (1 mo. USD Term SOFR + 0.87%)	#	10/15/2038	$3,720,925	$3,691,348
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1A†	7.422% (30 day USD SOFR Average + 2.10%)	#	4/25/2043	5,453,554	5,560,726
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	6.272% (30 day USD SOFR Average + 0.95%)	#	12/25/2041	982,451	978,138
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M1B†	8.222% (30 day USD SOFR Average + 2.90%)	#	4/25/2042	3,499,000	3,626,758
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1B†	8.822% (30 day USD SOFR Average + 3.50%)	#	3/25/2042	5,000,000	5,234,845
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	7.172% (30 day USD SOFR Average + 1.85%)	#	11/25/2043	12,911,393	13,098,944
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	7.622% (30 day USD SOFR Average + 2.30%)	#	8/25/2042	1,331,897	1,361,211
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	6.675% (30 day USD SOFR Average + 1.35%)	#	2/25/2044	7,500,000	7,524,188
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M2†	8.871% (30 day USD SOFR Average + 3.55%)	#	5/25/2043	3,900,000	4,155,169
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06 Class 1M2†	8.022% (30 day USD SOFR Average + 2.70%)	#	7/25/2043	3,000,000	3,100,216
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08 Class 1M1†	6.822% (30 day USD SOFR Average + 1.50%)	#	10/25/2043	6,367,294	6,383,380

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.872% (30 day USD SOFR Average + 2.55%)	#	7/25/2042	$3,625,793	$3,726,648
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.721% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	3,591,305	3,680,470
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.622% (30 day USD SOFR Average + 2.30%)	#	1/25/2043	10,499,871	10,736,987
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.822% (30 day USD SOFR Average + 2.50%)	#	4/25/2043	2,861,409	2,910,552
Flagstar Mortgage Trust Series 2021-11IN Class A20†	3.00%	#(g)	11/25/2051	4,081,965	3,417,449
GCAT Trust Series 2020-NQM2 Class A1†	1.555%	(d)	4/25/2065	831,750	761,823
GCAT Trust Series 2023-NQM1 Class A1†	4.25%	#(g)	10/25/2057	4,865,352	4,543,570
Great Wolf Trust Series 2019-WOLF Class A†	6.667% (1 mo. USD Term SOFR + 1.35%)	#	12/15/2036	5,580,000	5,578,030
GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Class A2†	3.00%	#(g)	1/25/2051	2,420,116	2,039,480
GS Mortgage-Backed Securities Trust 2022-PJ5 Class A6†	3.00%	#(g)	10/25/2052	3,713,113	3,099,398
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(g)	7/25/2051	8,188,875	6,581,438
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(g)	1/25/2052	4,323,442	3,474,771
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(g)	1/25/2053	19,229,817	16,099,337
GS Mortgage-Backed Securities Trust Series 2023-PJ1 Class A4†	3.50%	#(g)	2/25/2053	4,253,831	3,701,862
Hilton Orlando Trust Series 2018-ORL Class A†	6.385% (1 mo. USD Term SOFR + 1.07%)	#	12/15/2034	1,920,000	1,918,635
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.635% (1 mo. USD Term SOFR + 1.32%)	#	11/15/2035	956,000	912,047

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(g)	6/25/2052	$15,991,237	$13,387,975
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(g)	5/25/2052	8,315,951	6,962,172
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(g)	7/25/2052	8,464,928	7,086,897
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(g)	8/25/2052	8,602,747	7,185,998
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(g)	10/25/2052	4,936,634	4,132,985
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class AS	3.80%		1/15/2048	8,224,000	7,967,754
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(g)	1/26/2060	125,482	114,725
PFP Ltd. Series 2023-10 Class A†	7.685% (1 mo. USD Term SOFR + 2.36%)	#	9/16/2038	7,700,000	7,700,057
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(g)	1/26/2060	66,924	63,915
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(g)	2/25/2050	34,445	32,266
Starwood Mortgage Residential Trust Series 2020-3 Class A1†	1.486%	#(g)	4/25/2065	1,130,831	1,053,659
Verus Securitization Trust Series 2020-1 Class A1†	3.417%	(d)	1/25/2060	231,389	220,893
Verus Securitization Trust Series 2020-4 Class A1†	1.502%	(d)	5/25/2065	801,182	754,801
Verus Securitization Trust Series 2020-INV1 Class A1†	1.977%	#(g)	3/25/2060	109,115	108,334
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(g)	4/25/2065	609,279	554,636
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3 Class AS	3.972%	#(g)	9/15/2057	5,548,000	5,341,017
Wells Fargo Commercial Mortgage Trust Series 2018-C45 Class A4	4.184%		6/15/2051	7,100,000	6,804,083
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA(i)	0.543%	#(g)	10/15/2057	16,718,214	10,350
Total Non-Agency Commercial Mortgage-Backed Securities (cost $294,030,694)					294,525,468

U.S. TREASURY OBLIGATIONS 24.71%
U.S. Treasury Bonds	1.875%		11/15/2051	40,524,000	24,153,729
U.S. Treasury Bonds	2.25%		5/15/2041	20,190,000	14,747,770
U.S. Treasury Bonds	3.625%		5/15/2053	22,455,000	19,652,072
U.S. Treasury Bonds	3.875%		2/15/2043	69,564,000	63,706,766

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds	4.25%	2/15/2054	$45,216,800	$44,379,583
U.S. Treasury Bonds	4.375%	8/15/2043	191,139,000	187,196,758
U.S. Treasury Notes	3.75%	12/31/2028	122,811,000	120,038,159
U.S. Treasury Notes	4.00%	2/15/2034	53,041,700	52,009,873
U.S. Treasury Notes	4.25%	5/31/2025	72,496,000	71,914,050
U.S. Treasury Notes	4.25%	12/31/2025	77,709,900	77,111,898
U.S. Treasury Notes(j)	4.25%	1/31/2026	171,517,200	170,250,921
U.S. Treasury Notes	4.625%	2/28/2026	110,795,000	110,790,672
Total U.S. Treasury Obligations (cost $966,804,704)				955,952,251
Total Long-Term Investments (cost $4,559,915,607)				4,517,536,928

SHORT-TERM INVESTMENTS 6.30%

REPURCHASE AGREEMENTS 6.30%
Repurchase Agreement dated 2/29/2024, 5.300% due 3/1/2024 with Barclays Bank PLC collateralized by $170,933,000 of U.S. Treasury Bill at 0.250% due 3/15/2024; value: $170,783,792; proceeds: $167,459,741 (cost $167,435,091)			167,435,091	167,435,091
Repurchase Agreement dated 2/29/2024, 5.310% due 3/1/2024 with Barclays Bank PLC collateralized by $59,515,000 of U.S. Treasury Bond at 3.500% due 2/15/2033; value: $56,100,000; proceeds: $55,008,113 (cost $55,000,000)			55,000,000	55,000,000
Repurchase Agreement dated 2/29/2024, 2.800% due 3/1/2024 with Fixed Income Clearing Corp. collateralized by $21,515,500 of U.S. Treasury Note at 4.625% due 2/28/2026; value: $21,503,734; proceeds: $21,083,719 (cost $21,082,079)			21,082,079	21,082,079
Total Repurchase Agreements (cost $243,517,170)				243,517,170
Total Investments in Securities 123.05% (cost $4,803,432,777)				4,761,054,098
Other Assets and Liabilities – Net(k) (23.05)%				(891,697,953)
Net Assets 100.00%				$3,869,356,145

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 29, 2024

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2024, the total value of Rule 144A securities was $1,149,653,487, which represents 29.71% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2024.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	Foreign security traded in U.S. dollars.
(d)	Step Bond – Security with a predetermined schedule of interest rate changes.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2024.
(f)	Interest Rate to be determined.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(j)	Security has been fully or partially segregated for open reverse repurchase agreements as of February 29, 2024.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at February 29, 2024:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 2-Year Treasury Note	June 2024	2,187	Long	$447,778,782	$447,788,250	$ 9,468
U.S. 5-Year Treasury Note	June 2024	1,559	Long	166,657,030	166,666,844	9,814
U.S. Ultra Treasury Bond	June 2024	974	Long	122,752,987	124,550,250	1,797,263
Total Unrealized Appreciation on Futures Contracts						$1,816,545

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 10-Year Ultra Treasury Note	June 2024	912	Short	$(103,747,959)	$(104,124,750)	$(376,791)

Reverse Repurchase Agreement Payables as of February 29, 2024

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date	Fair Value(2)
Barclays Bank PLC	$167,435,091	$171,517,200 principal, U.S. Treasury Notes at 4.25% due 1/31/2026, $170,250,921 fair value	4.100%	2/29/2024	3/1/2024	$167,454,160

(1)	The positive interest rate on the reverse repurchase agreement results in interest expense to the Fund.
(2)	Total fair value of reverse repurchase agreement is presented net of interest payable of $19,069.

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND February 29, 2024

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$629,542,697	$–	$629,542,697
Corporate Bonds	–	1,476,016,697	–	1,476,016,697
Floating Rate Loans	–	79,168,273	–	79,168,273
Foreign Government Obligations	–	127,421,634	–	127,421,634
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	19,780,017	–	19,780,017
Government Sponsored Enterprises Pass-Throughs	–	931,482,665	–	931,482,665
Municipal Bonds	–	3,647,226	–	3,647,226
Non-Agency Commercial Mortgage-Backed Securities	–	294,525,468	–	294,525,468
U.S. Treasury Obligations	–	955,952,251	–	955,952,251
Short-Term Investments
Repurchase Agreements	–	243,517,170	–	243,517,170
Total	$–	$4,761,054,098	$–	$4,761,054,098
Other Financial Instruments
Futures Contracts
Assets	$1,816,545	$–	$–	$1,816,545
Liabilities	(376,791)	–	–	(376,791)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(167,454,160)	–	(167,454,160)
Total	$1,439,754	$(167,454,160)	$–	$(166,014,406)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 107.84%

ASSET-BACKED SECURITIES 15.46%

Automobiles 4.98%
Avid Automobile Receivables Trust Series 2021-1 Class E†	3.39%	4/17/2028	$3,230,000	$3,088,859
BMW Vehicle Lease Trust Series 2023-1 Class A4	5.07%	6/25/2026	3,750,000	3,736,739
BMW Vehicle Lease Trust Series 2023-2 Class A3	5.99%	9/25/2026	9,220,000	9,300,767
Capital One Prime Auto Receivables Trust Series 2022-1 Class A2	2.71%	6/16/2025	179,602	179,426
CarMax Auto Owner Trust Series 2023-1 Class C	5.19%	1/16/2029	3,975,000	3,941,478
Carmax Auto Owner Trust Series 2023-3 Class D	6.44%	12/16/2030	3,630,000	3,643,253
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%	7/15/2027	4,500,000	4,400,071
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	7,755,000	7,849,470
CPS Auto Receivables Trust Series 2020-B Class E†	7.38%	6/15/2027	1,276,288	1,286,140
Donlen Fleet Lease Funding 2 LLC Series 2021-2 Class A2†	0.56%	12/11/2034	306,228	304,165
Exeter Automobile Receivables Trust 2023-1 Class E†	12.07%	9/16/2030	3,500,000	3,965,046
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	6,300,000	6,352,917
Exeter Automobile Receivables Trust Series 2022-3A Class B	4.86%	12/15/2026	1,921,413	1,915,901
Flagship Credit Auto Trust Series 2019-3 Class E†	3.84%	12/15/2026	800,000	776,855
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	9,097,745	9,035,005
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	2,850,000	2,831,817
Ford Credit Auto Lease Trust Series 2023-A Class B	5.29%	6/15/2026	1,840,000	1,829,213
Ford Credit Auto Lease Trust Series 2023-A Class C	5.54%	12/15/2026	1,000,000	994,403
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	3,675,000	3,604,873
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	3,475,000	3,467,269
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	3,450,000	3,441,804
OneMain Direct Auto Receivables Trust Series 2019-1 Class A†	3.63%	9/14/2027	1,026,000	1,009,666
OneMain Direct Auto Receivables Trust Series 2019-1A Class C†	4.19%	11/14/2028	1,487,000	1,438,511

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%		8/15/2028	$2,588,000	$2,589,897
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%		8/15/2028	1,500,000	1,436,867
Santander Drive Auto Receivables Trust 2023-2 Class C	5.47%		12/16/2030	3,550,000	3,538,895
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%		5/15/2030	1,150,000	1,136,063
SBNA Auto Lease Trust Series 2024-A Class A3†	5.39%		11/20/2026	5,000,000	5,003,563
Tricolor Auto Securitization Trust Series 2021-1A Class E†	3.23%		9/15/2026	371,935	368,788
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%		8/15/2028	935,000	934,309
Total					93,402,030

Credit Card 0.56%
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	6.126% (3 mo. USD Term SOFR + 0.81%)	#	5/15/2028	3,775,000	3,756,508
Perimeter Master Note Business Trust Series 2021-1A Class B†	4.17%		12/15/2026	500,000	451,876
World Financial Network Credit Card Master Trust Series 2023-A Class A	5.02%		3/15/2030	6,260,000	6,223,530
Total					10,431,914

Other 9.68%
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A†	6.836% (1 mo. USD Term SOFR + 1.51%)	#	1/15/2037	3,290,078	3,269,516
Affirm Asset Securitization Trust Series 2022-A Class 1A†	4.30%		5/17/2027	4,400,000	4,367,209
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	4,370,000	4,398,076
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	2,315,000	2,349,782
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	1,340,000	1,338,475
Amur Equipment Finance Receivables IX LLC Series 2021-1A Class D†	2.30%		11/22/2027	1,000,000	967,448
Apidos CLO XII Series 2013-12A Class BR†	6.976% (3 mo. USD Term SOFR + 1.66%)	#	4/15/2031	2,090,000	2,083,599

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Apidos CLO XXIV Series 2016-24A Class A1AL†	6.529% (3 mo. USD Term SOFR + 1.21%)	#	10/20/2030	$2,771,809	$2,772,918
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	614,929	548,462
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.532% (1 mo. USD Term SOFR + 1.21%)	#	5/15/2036	2,923,667	2,915,882
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.775% (30 day USD SOFR Average + 1.45%)	#	1/15/2037	6,390,000	6,368,836
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL2 Class A†	7.168% (1 mo. USD Term SOFR + 1.85%)	#	5/15/2037	4,548,000	4,562,213
ARES XLII CLO Ltd. Series 2017-42A Class BR†	7.079% (3 mo. USD Term SOFR + 1.76%)	#	1/22/2028	2,000,000	2,000,000
Avant Loans Funding Trust 2021-REV1 Class C†	2.30%		7/15/2030	4,400,000	4,247,615
Avant Loans Funding Trust Series 2021-REV1 Class D†	4.30%		7/15/2030	2,950,000	2,742,797
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031	4,862,000	4,858,651
Bain Capital Credit CLO Ltd. Series 2023-4A Class D†	10.423% (3 mo. USD Term SOFR + 5.00%)	#	10/21/2036	3,170,000	3,243,428
Bain Capital Credit CLO Series 2018-2A Class A1†	6.651% (3 mo. USD Term SOFR + 1.34%)	#	7/19/2031	1,270,175	1,274,380
Ballyrock CLO 23 Ltd. Series 2023-23A Class A1†	7.305% (3 mo. USD Term SOFR + 1.98%)	#	4/25/2036	2,950,000	2,963,570
Ballyrock CLO 25 Ltd. Series 2023-25A Class A2†	7.774% (3 mo. USD Term SOFR + 2.45%)	#	1/25/2036	3,000,000	3,018,819
Benefit Street Partners CLO XVII Ltd. Series 2019-17A Class AR†	6.656% (3 mo. USD Term SOFR + 1.34%)	#	7/15/2032	3,250,000	3,252,925
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A Class B†	7.612% (3 mo. USD Term SOFR + 2.30%)	#	1/25/2036	2,880,000	2,887,807
BlueMountain CLO Ltd. Series 2013-2A Class A1R†	6.759% (3 mo. USD Term SOFR + 1.44%)	#	10/22/2030	1,144,449	1,147,140

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
BlueMountain CLO XXXI Ltd. Series 2021-31A Class A1†	6.721% (3 mo. USD Term SOFR + 1.41%)	#	4/19/2034		$2,010,000	$2,007,186
Carlyle Global Market Strategies CLO Ltd. Series 2012-3A Class A1A2†	6.756% (3 mo. USD Term SOFR + 1.44%)	#	1/14/2032		1,650,415	1,651,570
Carlyle Global Market Strategies CLO Ltd. Series 2014-3RA Class A1A†	6.631% (3 mo. USD Term SOFR + 1.31%)	#	7/27/2031		1,747,128	1,748,701
Carlyle U.S. CLO Ltd. Series 2023-2A Class C†	8.318% (3 mo. USD Term SOFR + 3.00%)	#	7/20/2036		2,860,000	2,881,531
Carlyle U.S. CLO Ltd. Series 2024-1A Class B†(a)	5.72% (3 mo. USD Term SOFR + 2.00%)	#	4/15/2037		3,430,000	3,426,749
CIFC Funding Ltd. 2021-1A Class B†	7.136% (3 mo. USD Term SOFR + 1.81%)	#	4/25/2033		1,620,000	1,624,866
Dryden 113 CLO Ltd. Series 2022-113A Class BR†	7.666% (3 mo. USD Term SOFR + 2.25%)	#	10/20/2035		3,030,000	3,047,906
Dryden 115 CLO Ltd. Series 2024-115A Class B†(a)	5.77% (3 mo. USD Term SOFR + 2.00%)	#	4/18/2037		4,000,000	4,000,000
Elmwood CLO Ltd. Series 2023-3A Class B†	7.694% (3 mo. USD Term SOFR + 2.35%)	#	12/11/2033		2,930,000	2,949,337
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	781,000	535,462
Galaxy XXVIII CLO Ltd. Series 2018-28A Class A2†	6.876% (3 mo. USD Term SOFR + 1.56%)	#	7/15/2031		$2,439,828	2,446,541
Generate CLO 14 Ltd. Series 2024-14A Class C†(a)	6.21% (3 mo. USD Term SOFR + 2.50%)	#	4/22/2037		2,680,000	2,680,000
GoldenTree Loan Management U.S. CLO Ltd. Series 2022-16A Class BR†	7.857% (3 mo. USD Term SOFR + 2.50%)	#	1/20/2034		3,460,000	3,482,363
GreatAmerica Leasing Receivables Series 2024-1 Class A4†	5.08%		12/16/2030		4,000,000	3,984,054
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031		3,000,000	2,784,087
Lendmark Funding Trust Series 2021-1A Class A†	5.12%		7/20/2032		1,500,000	1,484,264
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.874% (30 day USD SOFR Average + 1.55%)	#	1/17/2037		1,529,905	1,516,518

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Madison Park Funding XI Ltd. Series 2013-11A Class AR2†	6.477% (3 mo. USD Term SOFR + 1.16%)	#	7/23/2029	$3,563,280	$3,567,912
Magnetite XXXIX Ltd. Series 2023-39A Class B†	7.535% (3 mo. USD Term SOFR + 2.15%)	#	10/25/2033	4,560,000	4,588,628
Magnetite XXXVIII Ltd. Series 2024-38A Class B†(a)	5.96% (3 mo. USD Term SOFR + 2.00%)	#	4/15/2037	3,490,000	3,490,000
Marlette Funding Trust Series 2021-3A Class B†	1.30%		12/15/2031	369,277	365,328
ME Funding LLC Series 2019-1 Class A2†	6.448%		7/30/2049	677,910	674,648
MF1 LLC Series 2022-FL9 Class A†	7.466% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	2,777,000	2,779,555
MF1 LLC Series 2024-FL14 Class A†	7.055% (1 mo. USD Term SOFR + 1.74%)	#	3/19/2039	3,820,000	3,831,968	(b)
Neuberger Berman CLO XVII Ltd. Seires 2014-17A Class BR2†	7.079% (3 mo. USD Term SOFR + 1.76%)	#	4/22/2029	3,330,000	3,339,921
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	28,896	28,746
OneMain Financial Issuance Trust Series 2020-2A Class D†	3.45%		9/14/2035	280,000	247,572
Orange Lake Timeshare Trust Series 2019-A Class A†	3.06%		4/9/2038	9,118	8,866
Post Road Equipment Finance Series 2021-1 Class A2†	4.88%		11/15/2028	1,674,000	1,655,803
Rad CLO 20 Ltd. Series 2023-20A Class C†	8.406% (3 mo. USD Term SOFR + 3.00%)	#	7/20/2036	4,280,000	4,306,318
RAD CLO 6 Ltd. Series 2019-6A Class A1†	6.959% (3 mo. USD Term SOFR + 1.64%)	#	1/20/2033	5,490,000	5,509,665
Ready Capital Mortgage Financing LLC Series 2023-FL12 Class A†	7.656% (1 mo. USD Term SOFR + 2.34%)	#	5/25/2038	2,680,880	2,666,783
Rockford Tower CLO Ltd. Series 2018-1A Class A†	6.681% (3 mo. USD Term SOFR + 1.36%)	#	5/20/2031	800,709	799,588
Romark CLO Ltd. Series 2017-1A Class A2R†	7.227% (3 mo. USD Term SOFR + 1.91%)	#	10/23/2030	830,000	832,999
RR Ltd. Series 2022-24A Class A2R†	7.747% (3 mo. USD Term SOFR + 2.40%)	#	1/15/2036	3,410,000	3,431,568

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
SCF Equipment Leasing LLC Series 2019-2A Class C†	3.11%		6/21/2027	$5,694,944	$5,640,343
SCF Equipment Leasing LLC Series 2021-1A Class E†	3.56%		8/20/2032	2,252,000	2,117,927
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	3,483,270	3,274,691
Signal Peak CLO 8 Ltd. Series 2020-8A Class A†	6.849% (3 mo. USD Term SOFR + 1.53%)	#	4/20/2033	2,000,000	1,997,200
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	618,008	523,120
Texas Debt Capital CLO Ltd. Series 2024-1A Class B†(a)	7.263% (3 mo. USD Term SOFR + 1.95%)	#	4/22/2037	4,300,000	4,300,000
THL Credit Wind River CLO Ltd. Series 2013-2A Class AR2†	6.56% (3 mo. USD Term SOFR + 1.26%)	#	10/18/2030	3,085,066	3,082,907
TICP CLO IX Ltd. Series 2017-9A Class A†	6.719% (3 mo. USD Term SOFR + 1.40%)	#	1/20/2031	982,509	985,359
TRTX Issuer Ltd. Series 2019-FL3 Class C†	7.536% (1 mo. USD Term SOFR + 2.21%)	#	10/15/2034	305,184	298,694
Upstart Securitization Trust Series 2021-2 Class B†	1.75%		6/20/2031	37,295	37,212
Valley Stream Park CLO Ltd. Series 2022-1A Class BR†	7.568% (3 mo. USD Term SOFR + 2.25%)	#	10/20/2034	2,860,000	2,878,155
Voya CLO Ltd. Series 2018-1A Class A2†	6.871% (3 mo. USD Term SOFR + 1.56%)	#	4/19/2031	1,990,000	1,992,985
Voya CLO Ltd. Series2017-4 Class A1†	6.706% (3 mo. USD Term SOFR + 1.39%)	#	10/15/2030	2,725,610	2,728,608
Total					181,813,752

Rec Vehicle Loan 0.24%
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	728,652	725,300
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	3,828,000	3,797,813
Total					4,523,113
Total Asset-Backed Securities (cost $289,184,082)					290,170,809

CORPORATE BONDS 56.87%

Advertising 0.13%
Clear Channel Outdoor Holdings, Inc.†	7.50%		6/1/2029	3,038,000	2,517,165

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Aerospace/Defense 0.53%
Bombardier, Inc. (Canada)†(c)	6.00%	2/15/2028	$2,762,000	$2,684,000
HEICO Corp.	5.35%	8/1/2033	2,117,000	2,107,750
Spirit AeroSystems, Inc.†	9.75%	11/15/2030	2,540,000	2,724,422
TransDigm, Inc.	4.625%	1/15/2029	1,421,000	1,304,307
Triumph Group, Inc.†	9.00%	3/15/2028	1,156,000	1,209,851
Total				10,030,330

Agriculture 0.87%
BAT Capital Corp.	3.222%	8/15/2024	3,442,000	3,401,885
BAT Capital Corp.	5.834%	2/20/2031	1,712,000	1,706,779
BAT Capital Corp.	6.343%	8/2/2030	7,000,000	7,232,850
Viterra Finance BV (Netherlands)†(c)	3.20%	4/21/2031	1,208,000	1,037,503
Viterra Finance BV (Netherlands)†(c)	4.90%	4/21/2027	3,013,000	2,950,726
Total				16,329,743

Airlines 0.36%
Air Canada (Canada)†(c)	3.875%	8/15/2026	1,534,000	1,454,584
American Airlines, Inc.†	7.25%	2/15/2028	2,214,000	2,234,441
British Airways Pass-Through Trust Class A (United Kingdom)†(c)	4.25%	5/15/2034	626,967	584,268
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	949,000	896,796
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)(d)	7.875%	5/1/2027	1,956,000	1,658,710
Total				6,828,799

Apparel 0.36%
Tapestry, Inc.	7.00%	11/27/2026	6,500,000	6,679,067

Auto Manufacturers 1.03%
Ford Motor Credit Co. LLC	3.375%	11/13/2025	5,000,000	4,799,182
Ford Motor Credit Co. LLC	5.125%	6/16/2025	5,000,000	4,950,753
Hyundai Capital America†	5.40%	1/8/2031	2,417,000	2,421,038
JB Poindexter & Co., Inc.†	8.75%	12/15/2031	1,791,000	1,837,016
Nissan Motor Acceptance Co. LLC†	1.125%	9/16/2024	5,475,000	5,325,202
Total				19,333,191

Auto Parts & Equipment 0.32%
Dornoch Debt Merger Sub, Inc.†	6.625%	10/15/2029	2,592,000	2,329,836
Goodyear Tire & Rubber Co.	5.00%	7/15/2029	2,300,000	2,119,591
Tenneco, Inc.†	8.00%	11/17/2028	1,705,000	1,555,326
Total				6,004,753

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks 14.13%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037		$1,000,000	$796,216
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029		7,537,000	6,626,172
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032		3,728,000	3,123,404
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026		497,000	485,196
Bank of America Corp.	3.458% (3 mo. USD Term SOFR + 1.23%)	#	3/15/2025		7,485,000	7,479,087
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028		3,956,000	3,751,527
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029		5,514,000	5,246,028
Bank of Montreal (Canada)(a)(c)	7.70% (5 yr. CMT + 3.45%)	#	5/26/2084		3,753,000	3,753,000
Bank of New York Mellon Corp.	4.596% (SOFR + 1.76%)	#	7/26/2030		1,601,000	1,564,255
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%)	#	4/26/2034		3,000,000	2,924,826
BankUnited, Inc.	5.125%		6/11/2030		1,300,000	1,177,519
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%)	#	9/13/2027		10,000,000	10,177,985
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%)	#	1/8/2039		3,475,000	3,604,392
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%)	#	6/9/2026		5,000,000	4,788,072
BNP Paribas SA (France)†(c)	4.375% (5 yr. USD Swap + 1.48%)	#	3/1/2033		1,500,000	1,409,788
BNP Paribas SA (France)†(c)	5.738% (SOFR + 1.88%)	#	2/20/2035		3,432,000	3,400,096
BNP Paribas SA (France)†(c)	8.00% (5 yr. CMT + 3.73%)	#	–	(e)	1,738,000	1,740,328
Citigroup, Inc.	2.666% (SOFR + 1.15%)	#	1/29/2031		2,000,000	1,716,624
Citigroup, Inc.	3.352% (3 mo. USD Term SOFR + 1.16%)	#	4/24/2025		5,000,000	4,981,183
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028		4,150,000	3,989,934
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030		3,263,000	3,059,822
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025		394,000	392,204

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Citigroup, Inc.	5.827% (SOFR + 2.06%)	#	2/13/2035	$4,464,000	$4,369,069
Citigroup, Inc.	6.174% (SOFR + 2.66%)	#	5/25/2034	5,733,000	5,778,888
Citizens Bank NA	4.119% (SOFR + 1.40%)	#	5/23/2025	3,212,000	3,189,129
Danske Bank AS (Denmark)†(c)	3.773% (1 yr. CMT + 1.45%)	#	3/28/2025	5,247,000	5,236,960
Danske Bank AS (Denmark)†(c)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028	5,657,000	5,449,923
Danske Bank AS (Denmark)†(c)	4.375%		6/12/2028	5,000,000	4,834,384
Danske Bank AS (Denmark)†(c)	6.259% (1 yr. CMT + 1.18%)	#	9/22/2026	7,308,000	7,385,340
Discover Bank	5.974% (5 yr. USD SOFR ICE Swap Rate + 1.73%)	#	8/9/2028	1,475,000	1,453,272
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%)	#	9/27/2025	2,652,000	2,600,541
Freedom Mortgage Corp.†	12.25%		10/1/2030	2,063,000	2,272,413
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032	2,450,000	1,994,425
Goldman Sachs Group, Inc.	3.272% (3 mo. USD Term SOFR + 1.46%)	#	9/29/2025	4,081,000	4,024,703
HSBC Holdings PLC (United Kingdom)(c)	3.803% (3 mo. USD Term SOFR + 1.47%)	#	3/11/2025	5,000,000	4,997,508
Intesa Sanpaolo SpA (Italy)†(c)	6.625%		6/20/2033	5,678,000	5,745,089
JPMorgan Chase & Co.	2.58% (3 mo. USD Term SOFR + 1.25%)	#	4/22/2032	192,000	160,712
JPMorgan Chase & Co.	2.739% (3 mo. USD Term SOFR + 1.51%)	#	10/15/2030	7,441,000	6,531,444
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	7,723,000	6,525,010
M&T Bank Corp.	5.053% (SOFR + 1.85%)	#	1/27/2034	2,336,000	2,145,911
Macquarie Bank Ltd. (Australia)†(c)	3.624%		6/3/2030	2,196,000	1,930,348
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%)	#	6/23/2032	980,000	806,748
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD LIBOR + 1.73%)	#	3/27/2029	2,143,000	2,072,185
Morgan Stanley	4.00%		7/23/2025	3,795,000	3,730,698
Morgan Stanley	4.21% (SOFR + 1.61%)	#	4/20/2028	1,303,000	1,261,457

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030		$12,802,000	$12,295,943
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037		2,359,000	2,260,830
NatWest Group PLC (United Kingdom)(c)	3.032% (5 yr. CMT + 2.35%)	#	11/28/2035		4,299,000	3,546,079
NatWest Group PLC (United Kingdom)(c)	4.269% (3 mo. USD LIBOR + 1.76%)	#	3/22/2025		9,777,000	9,768,657
NatWest Group PLC (United Kingdom)(c)	5.808% (1 yr. CMT + 1.95%)	#	9/13/2029		6,000,000	6,063,888
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026		2,604,000	2,676,366
Royal Bank of Canada (Canada)(c)	6.00%		11/1/2027		1,391,000	1,432,813
State Street Corp.	4.164% (SOFR + 1.73%)	#	8/4/2033		2,358,000	2,182,112
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)(c)	6.60% (5 yr. CMT + 2.28%)	#	–	(e)	1,076,000	1,074,015
Toronto-Dominion Bank (Canada)(c)	4.456%		6/8/2032		1,482,000	1,413,871
Truist Financial Corp.	5.711% (SOFR + 1.92%)	#	1/24/2035		2,583,000	2,559,096
Truist Financial Corp.	5.867% (SOFR + 2.36%)	#	6/8/2034		1,958,000	1,958,776
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034		2,677,000	2,520,551
U.S. Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033		1,849,000	1,728,830
UBS AG (Switzerland)(c)	5.125%		5/15/2024		3,045,000	3,037,464
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027		8,000,000	7,249,659
UBS Group AG (Switzerland)†(c)	2.746% (1 yr. CMT + 1.10%)	#	2/11/2033		4,312,000	3,474,961
UBS Group AG (Switzerland)†(c)	5.711% (1 yr. CMT + 1.55%)	#	1/12/2027		6,945,000	6,944,790
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%)	#	8/11/2028		5,490,000	5,644,176
Wells Fargo & Co.	2.164% (3 mo. USD Term SOFR + 1.01%)	#	2/11/2026		2,014,000	1,948,492
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026		2,358,000	2,263,282
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028		5,300,000	4,836,356

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	$4,718,000	$4,051,077
Wells Fargo & Co.	5.389% (SOFR + 2.02%)	#	4/24/2034	3,081,000	3,031,363
Wells Fargo & Co.	5.499% (SOFR + 1.78%)	#	1/23/2035	5,606,000	5,571,072
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029	2,255,000	2,270,734
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031	1,200,000	1,055,400
Yapi ve Kredi Bankasi AS (Turkey)†(c)	9.25% (5 yr. CMT + 5.28%)	#	1/17/2034	1,724,000	1,782,831
Total					265,327,299

Beverages 0.67%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	8,000,000	7,877,251
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(c)	5.25%		4/27/2029	2,825,000	2,651,488
Constellation Brands, Inc.	3.15%		8/1/2029	2,235,000	2,029,347
Total					12,558,086

Biotechnology 0.02%
Baxalta, Inc.	4.00%		6/23/2025	311,000	305,569

Building Materials 0.62%
AmeriTex HoldCo Intermediate LLC†	10.25%		10/15/2028	2,425,000	2,543,219
Carrier Global Corp.	5.90%		3/15/2034	1,347,000	1,398,063
Eco Material Technologies, Inc.†	7.875%		1/31/2027	3,007,000	3,003,403
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	3,064,000	2,975,203
Standard Industries, Inc.†	4.375%		7/15/2030	1,822,000	1,626,163
Total					11,546,051

Chemicals 0.98%
Celanese U.S. Holdings LLC	6.05%		3/15/2025	6,104,000	6,120,492
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	1,487,000	1,407,349
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	4,782,000	4,458,606
OCP SA (Malaysia)†(c)	3.75%		6/23/2031	3,120,000	2,654,777
Olympus Water U.S. Holding Corp.†	9.75%		11/15/2028	1,450,000	1,542,506
Rain Carbon, Inc.†	12.25%		9/1/2029	2,232,000	2,235,080
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025	57,000	55,714
Total					18,474,524

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Coal 0.13%
SunCoke Energy, Inc.†	4.875%		6/30/2029	$2,650,000	$2,382,310

Commercial Services 0.66%
Adani Ports & Special Economic Zone Ltd. (India)(c)	4.00%		7/30/2027	2,900,000	2,655,280
Allied Universal Holdco LLC†	7.875%		2/15/2031	1,735,000	1,725,162
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%		6/1/2029	2,002,000	1,659,778
ERAC USA Finance LLC†	5.00%		2/15/2029	3,704,000	3,682,187
JSW Infrastructure Ltd. (India)(c)	4.95%		1/21/2029	2,870,000	2,685,070
Total					12,407,477

Computers 0.63%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028	5,113,000	4,749,306
Leidos, Inc.	5.75%		3/15/2033	3,641,000	3,702,957
McAfee Corp.†	7.375%		2/15/2030	3,730,000	3,296,380
Total					11,748,643

Diversified Financial Services 3.28%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	1.75%		10/29/2024	7,000,000	6,812,735
Aircastle Ltd.†	2.85%		1/26/2028	5,300,000	4,717,917
Aretec Group, Inc.†	10.00%		8/15/2030	1,401,000	1,527,090
Aviation Capital Group LLC†	1.95%		1/30/2026	131,000	121,830
Aviation Capital Group LLC†	5.50%		12/15/2024	4,000,000	3,981,626
Aviation Capital Group LLC†	6.375%		7/15/2030	4,500,000	4,592,189
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	3,500,000	3,249,743
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	11,371,000	10,968,012
Capital One Financial Corp.	5.70% (SOFR + 1.91%)	#	2/1/2030	2,350,000	2,356,634
Coinbase Global, Inc.†	3.625%		10/1/2031	3,325,000	2,606,406
GGAM Finance Ltd. (Ireland)†(c)	8.00%		2/15/2027	2,254,000	2,311,694
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(c)	6.50%		9/15/2024	1,650,000	1,520,108
LPL Holdings, Inc.†	4.00%		3/15/2029	7,000,000	6,425,900
Navient Corp.	5.50%		3/15/2029	3,567,000	3,232,587
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,800,000	4,610,143
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	303,000	244,223
OneMain Finance Corp.	6.625%		1/15/2028	2,354,000	2,342,587
Total					61,621,424

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Electric 4.48%
American Transmission Systems, Inc.†	2.65%		1/15/2032	$37,000	$30,407
Ausgrid Finance Pty. Ltd. (Australia)†(c)	4.35%		8/1/2028	3,780,000	3,615,632
Constellation Energy Generation LLC	5.80%		3/1/2033	5,500,000	5,625,386
Constellation Energy Generation LLC	6.25%		10/1/2039	2,500,000	2,580,541
Duke Energy Indiana LLC	5.40%		4/1/2053	1,820,000	1,758,281
Electricite de France SA (France)†(c)	6.25%		5/23/2033	5,000,000	5,225,866
Entergy Corp.	0.90%		9/15/2025	4,675,000	4,371,708
Eskom Holdings SOC Ltd. (South Africa)†(c)	7.125%		2/11/2025	1,600,000	1,595,010
Indiana Michigan Power Co.	5.625%		4/1/2053	1,317,000	1,320,646
Indianapolis Power & Light Co.†	5.65%		12/1/2032	3,849,000	3,921,641
IPALCO Enterprises, Inc.	4.25%		5/1/2030	9,000,000	8,296,224
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030	2,555,090	2,419,249
Minejesa Capital BV (Netherlands)(c)	5.625%		8/10/2037	1,442,000	1,263,394
National Grid PLC (United Kingdom)(c)	5.809%		6/12/2033	3,995,000	4,039,785
NextEra Energy Operating Partners LP†	7.25%		1/15/2029	1,772,000	1,802,710
NRG Energy, Inc.†	3.375%		2/15/2029	1,795,000	1,568,386
NRG Energy, Inc.†	4.45%		6/15/2029	6,500,000	6,046,127
Oglethorpe Power Corp.	5.95%		11/1/2039	2,419,000	2,415,720
Oncor Electric Delivery Co. LLC(a)	5.65%		11/15/2033	3,905,000	4,036,744
PacifiCorp	5.45%		2/15/2034	4,562,000	4,499,256
Palomino Funding Trust I†	7.233%		5/17/2028	3,939,000	4,107,266
Southern Co.	4.475%	(f)	8/1/2024	6,523,000	6,478,274
Talen Energy Supply LLC†	8.625%		6/1/2030	2,524,000	2,665,196
Vistra Operations Co. LLC†	5.125%		5/13/2025	1,430,000	1,419,536
Vistra Operations Co. LLC†	7.75%		10/15/2031	2,965,000	3,069,537
Total					84,172,522

Electronics 0.25%
Trimble, Inc.	6.10%		3/15/2033	4,500,000	4,705,030

Energy-Alternate Sources 0.28%
Empresa Generadora de Electricidad Haina SA (Dominican Republic)†(c)	5.625%		11/8/2028	2,930,000	2,651,274
Greenko Dutch BV (Netherlands)†(c)	3.85%		3/29/2026	2,803,675	2,645,912
Total					5,297,186

Engineering & Construction 0.79%
Cellnex Finance Co. SA (Spain)†(c)	3.875%		7/7/2041	4,096,000	3,190,129
Fluor Corp.	4.25%		9/15/2028	1,015,000	960,520
Irb Infrastructure Developers (India)(a)(c)	7.11%		3/11/2032	2,280,000	2,278,107
Jacobs Engineering Group, Inc.	5.90%		3/1/2033	6,000,000	6,002,729

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Engineering & Construction (continued)
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028	$2,521,000	$2,348,690
Total				14,780,175

Entertainment 0.49%
Caesars Entertainment, Inc.†	4.625%	10/15/2029	1,525,000	1,393,272
Cinemark USA, Inc.†	5.875%	3/15/2026	1,303,000	1,284,601
Jacobs Entertainment, Inc.†	6.75%	2/15/2029	1,733,000	1,653,689
Warnermedia Holdings, Inc.	3.788%	3/15/2025	5,000,000	4,902,412
Total				9,233,974

Environmental Control 0.32%
Enviri Corp.†	5.75%	7/31/2027	1,707,000	1,596,658
Madison IAQ LLC†	5.875%	6/30/2029	2,492,000	2,227,279
Veralto Corp.†	5.45%	9/18/2033	2,159,000	2,170,031
Total				5,993,968

Food 0.07%
NBM U.S. Holdings, Inc.	7.00%	5/14/2026	1,400,000	1,398,432

Gas 0.85%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	4,513,000	3,669,654
East Ohio Gas Co.†	1.30%	6/15/2025	2,649,000	2,512,835
National Fuel Gas Co.	3.95%	9/15/2027	3,036,000	2,881,949
National Fuel Gas Co.	5.50%	1/15/2026	1,308,000	1,304,222
NiSource, Inc.	2.95%	9/1/2029	3,977,000	3,577,007
Southwest Gas Corp.	4.05%	3/15/2032	2,156,000	1,972,635
Total				15,918,302

Hand/Machine Tools 0.40%
Regal Rexnord Corp.†	6.05%	2/15/2026	7,500,000	7,533,874

Health Care-Products 0.63%
GE HealthCare Technologies, Inc.	5.65%	11/15/2027	4,744,000	4,820,457
Solventum Corp.†	5.45%	3/13/2031	3,693,000	3,662,812
Solventum Corp.†	5.60%	3/23/2034	3,339,000	3,319,208
Total				11,802,477

Health Care-Services 1.95%
Centene Corp.	2.45%	7/15/2028	6,847,000	6,040,621
Centene Corp.	3.375%	2/15/2030	8,000,000	7,064,179
Centene Corp.	4.25%	12/15/2027	3,500,000	3,333,056
CHS/Community Health Systems, Inc.†	5.625%	3/15/2027	3,738,000	3,424,403

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Health Care-Services (continued)
DaVita, Inc.†	4.625%	6/1/2030	$1,647,000	$1,450,327
Elevance Health, Inc.	2.25%	5/15/2030	193,000	163,942
HCA, Inc.	5.50%	6/1/2033	5,205,000	5,176,010
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028	2,136,000	2,245,470
Humana, Inc.	5.875%	3/1/2033	2,140,000	2,200,461
LifePoint Health, Inc.†	9.875%	8/15/2030	3,139,000	3,260,599
Molina Healthcare, Inc.†	3.875%	11/15/2030	537,000	471,546
Tenet Healthcare Corp.	6.125%	10/1/2028	1,875,000	1,855,341
Total				36,685,955

Housewares 0.12%
Newell Brands, Inc.	6.375%	9/15/2027	2,221,000	2,158,437

Insurance 1.70%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	1,507,000	1,465,452
Assurant, Inc.	2.65%	1/15/2032	515,000	419,274
Assurant, Inc.	3.70%	2/22/2030	312,000	278,803
F&G Global Funding†	5.15%	7/7/2025	3,435,000	3,369,969
GA Global Funding Trust†	3.85%	4/11/2025	4,577,000	4,483,451
Global Atlantic Fin Co.†	4.40%	10/15/2029	6,551,000	5,994,868
Global Atlantic Fin Co.†	7.95%	6/15/2033	1,937,000	2,121,119
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(c)	7.25%	2/15/2031	1,936,000	1,940,230
HUB International Ltd.†	7.375%	1/31/2032	1,293,000	1,297,905
Jackson National Life Global Funding†	5.50%	1/9/2026	5,281,000	5,259,369
Jones Deslauriers Insurance Management, Inc. (Canada)†(c)	8.50%	3/15/2030	2,038,000	2,121,731
New York Life Global Funding†	4.55%	1/28/2033	2,760,000	2,630,673
Protective Life Corp.	8.45%	10/15/2039	393,000	479,791
Total				31,862,635

Internet 0.43%
EquipmentShare.com, Inc.†	9.00%	5/15/2028	3,009,000	3,087,158
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	4.75%	4/30/2027	612,000	587,958
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	6.00%	2/15/2028	878,000	843,723
Prosus NV (Netherlands)†(c)	3.257%	1/19/2027	3,870,000	3,563,422
Total				8,082,261

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Iron-Steel 0.08%
U.S. Steel Corp.	6.875%	3/1/2029	$1,431,000	$1,449,095

Leisure Time 0.46%
Carnival Corp.†	6.00%	5/1/2029	3,310,000	3,236,644
Lindblad Expeditions Holdings, Inc.†	9.00%	5/15/2028	1,307,000	1,380,081
NCL Corp. Ltd.†	5.875%	2/15/2027	1,289,000	1,274,881
Royal Caribbean Cruises Ltd.†(a)	6.25%	3/15/2032	1,176,000	1,179,876
Royal Caribbean Cruises Ltd.†	7.25%	1/15/2030	1,436,000	1,494,108
Total				8,565,590

Lodging 0.02%
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	364,000	346,357

Machinery-Diversified 0.43%
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028	1,477,000	1,537,300
nVent Finance SARL (Luxembourg)(c)	4.55%	4/15/2028	6,722,000	6,492,403
Total				8,029,703

Media 0.98%
AMC Networks, Inc.	4.25%	2/15/2029	3,083,000	1,998,478
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	2,600,000	2,214,212
Charter Communications Operating LLC/Charter Communications Operating Capital	4.908%	7/23/2025	2,772,000	2,734,386
CSC Holdings LLC†	11.75%	1/31/2029	1,650,000	1,725,813
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.†	5.875%	8/15/2027	1,806,000	1,705,893
FactSet Research Systems, Inc.	3.45%	3/1/2032	3,397,000	2,955,494
Globo Comunicacao e Participacoes SA (Brazil)†(c)	4.875%	1/22/2030	1,484,000	1,292,250
Gray Television, Inc.†	5.375%	11/15/2031	3,522,000	2,282,256
Nexstar Media, Inc.†	4.75%	11/1/2028	1,665,000	1,480,377
Total				18,389,159

Mining 0.67%
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	4.375%	4/1/2031	2,388,000	2,142,418
Glencore Funding LLC†	4.875%	3/12/2029	2,283,000	2,253,124
Glencore Funding LLC†	6.375%	10/6/2030	3,000,000	3,154,628
Hecla Mining Co.	7.25%	2/15/2028	2,021,000	2,018,332
Novelis Corp.†	3.875%	8/15/2031	1,414,000	1,198,327
WE Soda Investments Holding PLC (United Kingdom)†(c)	9.50%	10/6/2028	1,730,000	1,800,987
Total				12,567,816

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Miscellaneous Manufacturing 0.23%
Calderys Financing LLC (France)†(c)	11.25%		6/1/2028		$2,046,000	$2,193,011
LSB Industries, Inc.†	6.25%		10/15/2028		2,285,000	2,169,003
Total						4,362,014

Oil & Gas 5.37%
Antero Resources Corp.†	5.375%		3/1/2030		2,334,000	2,226,526
Apache Corp.	4.25%		1/15/2030		4,934,000	4,535,979
Baytex Energy Corp. (Canada)†(c)	8.50%		4/30/2030		1,641,000	1,707,664
Berry Petroleum Co. LLC†	7.00%		2/15/2026		2,433,000	2,385,511
Borr IHC Ltd./Borr Finance LLC†	10.00%		11/15/2028		2,305,000	2,386,069
BP Capital Markets PLC (United Kingdom)(a)(c)	6.45% (5 yr. CMT + 2.15%)	#	–	(e)	1,184,000	1,189,616
CITGO Petroleum Corp.†	8.375%		1/15/2029		1,500,000	1,576,536
Civitas Resources, Inc.†	8.375%		7/1/2028		2,073,000	2,171,828
Comstock Resources, Inc.†	6.75%		3/1/2029		3,257,000	3,008,699
Continental Resources, Inc.†	5.75%		1/15/2031		11,715,000	11,491,098
Cosan Luxembourg SA (Luxembourg)†(c)	7.25%		6/27/2031		2,653,000	2,701,351
Coterra Energy, Inc.(a)	5.60%		3/15/2034		4,567,000	4,567,377
Crescent Energy Finance LLC†	9.25%		2/15/2028		2,119,000	2,219,584
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(c)	8.50%		10/1/2030		1,449,000	1,484,866
Ecopetrol SA (Colombia)(c)	8.375%		1/19/2036		2,689,000	2,701,437
EQT Corp.	5.75%		2/1/2034		2,567,000	2,526,534
EQT Corp.	7.00%		2/1/2030		6,650,000	7,047,431
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%		2/1/2029		1,506,000	1,457,693
Medco Maple Tree Pte. Ltd. (Singapore)†(c)	8.96%		4/27/2029		2,550,000	2,671,327
Occidental Petroleum Corp.	6.45%		9/15/2036		1,200,000	1,264,362
Occidental Petroleum Corp.	6.625%		9/1/2030		3,867,000	4,072,802
Ovintiv, Inc.	6.50%		2/1/2038		3,000,000	3,076,360
Patterson-UTI Energy, Inc.	5.15%		11/15/2029		6,000,000	5,795,080
PBF Holding Co. LLC/PBF Finance Corp.	6.00%		2/15/2028		1,635,000	1,591,533
PDC Energy, Inc.	5.75%		5/15/2026		3,566,000	3,563,213
Permian Resources Operating LLC†	8.00%		4/15/2027		1,556,000	1,606,075
Petroleos Mexicanos (Mexico)(c)	6.70%		2/16/2032		4,377,000	3,532,242
Precision Drilling Corp. (Canada)†(c)	6.875%		1/15/2029		1,795,000	1,774,573
Rockcliff Energy II LLC†	5.50%		10/15/2029		1,649,000	1,520,664
Talos Production, Inc.†	9.00%		2/1/2029		1,652,000	1,689,753
Transocean, Inc.†	8.00%		2/1/2027		3,134,000	3,061,918
Valaris Ltd.†	8.375%		4/30/2030		2,171,000	2,227,962
Vermilion Energy, Inc. (Canada)†(c)	6.875%		5/1/2030		2,925,000	2,821,923

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Vital Energy, Inc.	9.75%	10/15/2030	$2,993,000	$3,208,493
Total				100,864,079

Oil & Gas Services 0.30%
Kodiak Gas Services LLC†	7.25%	2/15/2029	1,680,000	1,711,661
NOV, Inc.	3.60%	12/1/2029	4,300,000	3,929,292
Total				5,640,953

Packaging & Containers 0.57%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(c)	4.125%	8/15/2026	2,425,000	2,240,142
Clydesdale Acquisition Holdings, Inc.†	8.75%	4/15/2030	2,634,000	2,509,896
LABL, Inc.†	9.50%	11/1/2028	2,060,000	2,063,066
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	1,350,000	1,368,822
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	2,500,000	2,434,033
Total				10,615,959

Pharmaceuticals 1.33%
180 Medical, Inc.†	3.875%	10/15/2029	866,000	775,919
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	4,694,000	4,565,717
Bayer U.S. Finance LLC†	6.25%	1/21/2029	4,800,000	4,838,222
Bayer U.S. Finance LLC†	6.375%	11/21/2030	2,557,000	2,577,609
BellRing Brands, Inc.†	7.00%	3/15/2030	1,124,000	1,148,121
Cigna Group	2.40%	3/15/2030	2,062,000	1,769,029
CVS Health Corp.	1.75%	8/21/2030	3,900,000	3,169,435
CVS Health Corp.	3.25%	8/15/2029	4,795,000	4,369,796
CVS Health Corp.	5.05%	3/25/2048	2,058,000	1,837,329
Total				25,051,177

Pipelines 1.68%
Cheniere Energy Partners LP	3.25%	1/31/2032	1,700,000	1,422,242
Columbia Pipeline Group, Inc.	4.50%	6/1/2025	5,000,000	4,929,024
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%	6/1/2028	2,355,000	2,256,973
EIG Pearl Holdings SARL (Luxembourg)†(c)	3.545%	8/31/2036	3,600,000	3,067,200
Enbridge, Inc. (Canada)(c)	6.20%	11/15/2030	1,573,000	1,650,132
EQM Midstream Partners LP†	7.50%	6/1/2030	2,061,000	2,192,751
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)(c)	2.16%	3/31/2034	3,610,120	3,100,892
Kinder Morgan Energy Partners LP	4.25%	9/1/2024	1,129,000	1,120,678
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%	2/15/2032	2,125,000	2,160,258

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
NGPL PipeCo LLC†	3.25%	7/15/2031	$600,000	$512,585
NGPL PipeCo LLC†	4.875%	8/15/2027	3,500,000	3,418,051
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	1,912,000	1,909,813
Venture Global LNG, Inc.†	8.375%	6/1/2031	3,733,000	3,778,640
Total				31,519,239

Real Estate 0.35%
Cushman & Wakefield U.S. Borrower LLC†	6.75%	5/15/2028	2,382,000	2,348,521
Howard Hughes Corp.†	5.375%	8/1/2028	2,500,000	2,361,312
Kennedy-Wilson, Inc.	4.75%	2/1/2030	2,293,000	1,816,687
Total				6,526,520

REITS 2.25%
American Tower Corp.	2.95%	1/15/2025	5,000,000	4,887,389
American Tower Corp.	3.80%	8/15/2029	4,976,000	4,609,001
American Tower Corp.	5.55%	7/15/2033	3,000,000	2,999,376
Crown Castle, Inc.	2.10%	4/1/2031	3,000,000	2,409,841
Crown Castle, Inc.	3.30%	7/1/2030	8,500,000	7,510,043
EPR Properties	4.95%	4/15/2028	2,701,000	2,565,800
Trust Fibra Uno (Mexico)†(c)	7.375%	2/13/2034	2,900,000	2,912,325
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	6,500,000	6,120,528
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	5,831,000	5,433,559
VICI Properties LP/VICI Note Co., Inc.†	5.625%	5/1/2024	2,831,000	2,831,103
Total				42,278,965

Retail 0.96%
Alimentation Couche-Tard, Inc. (Canada)†(c)	5.267%	2/12/2034	3,559,000	3,528,691
Asbury Automotive Group, Inc.†	5.00%	2/15/2032	1,125,000	999,988
Bayer Corp.†	6.65%	2/15/2028	1,527,000	1,555,549
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%	4/26/2028	1,787,000	1,886,884
Gap, Inc.†	3.875%	10/1/2031	4,168,000	3,367,008
LBM Acquisition LLC†	6.25%	1/15/2029	1,764,000	1,591,073
Macy’s Retail Holdings LLC†	5.875%	4/1/2029	2,477,000	2,387,915
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%	4/1/2026	1,622,000	1,592,396
Raising Cane’s Restaurants LLC†	9.375%	5/1/2029	1,116,000	1,190,173
Total				18,099,677

Semiconductors 0.34%
Broadcom, Inc.†	4.15%	4/15/2032	2,413,000	2,217,033
Micron Technology, Inc.	5.30%	1/15/2031	1,888,000	1,869,511
SK Hynix, Inc. (South Korea)†(c)	5.50%	1/16/2029	2,273,000	2,270,390
Total				6,356,934

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Software 1.19%
AthenaHealth Group, Inc.†	6.50%		2/15/2030	$1,569,000	$1,406,235
Cloud Software Group, Inc.†	6.50%		3/31/2029	2,493,000	2,323,184
Cloud Software Group, Inc.†	9.00%		9/30/2029	1,646,000	1,538,185
MSCI, Inc.†	3.625%		11/1/2031	5,500,000	4,767,480
Oracle Corp.	2.875%		3/25/2031	3,491,000	3,011,914
Oracle Corp.	6.25%		11/9/2032	4,500,000	4,755,012
ROBLOX Corp.†	3.875%		5/1/2030	1,484,000	1,300,822
Workday, Inc.	3.80%		4/1/2032	3,500,000	3,164,699
Total					22,267,531

Telecommunications 1.90%
Altice France SA (France)†(c)	8.125%		2/1/2027	1,525,000	1,402,946
AT&T, Inc.	4.30%		2/15/2030	6,709,000	6,401,878
Frontier Communications Holdings LLC†	5.00%		5/1/2028	1,676,000	1,552,829
Frontier Communications Holdings LLC	5.875%		11/1/2029	1,886,000	1,617,348
Lumen Technologies, Inc.†	4.00%		2/15/2027	1,804,000	1,217,465
Sprint Capital Corp.	6.875%		11/15/2028	4,500,000	4,789,517
Sprint Capital Corp.	8.75%		3/15/2032	4,500,000	5,438,376
T-Mobile USA, Inc.	3.50%		4/15/2025	814,000	795,945
T-Mobile USA, Inc.	3.875%		4/15/2030	7,088,000	6,582,934
T-Mobile USA, Inc.	4.85%		1/15/2029	4,281,000	4,228,138
Viasat, Inc.†	7.50%		5/30/2031	2,295,000	1,615,106
Total					35,642,482

Transportation 0.16%
Rand Parent LLC†	8.50%		2/15/2030	3,123,000	3,037,343

Trucking & Leasing 0.12%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	2,306,000	2,211,134
Total Corporate Bonds (cost $1,063,727,846)					1,067,541,386

FLOATING RATE LOANS(g) 1.54%

Airlines 0.04%
Mileage Plus Holdings LLC 2020 Term Loan B	10.77% (3 mo. USD Term SOFR + 5.25%)		6/21/2027	777,778	802,173

Beverages 0.10%
Triton Water Holdings, Inc. Term Loan	–	(h)	3/31/2028	1,878,000	1,848,656

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Entertainment 0.31%
Flutter Financing BV Term Loan B (Netherlands)(c)	7.698% (3 mo. USD Term SOFR + 2.25%)		11/25/2030	$5,934,000	$5,919,788

Healthcare 0.25%
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	–	(h)	3/30/2029	1,892,000	1,851,559
Hunter Holdco 3 Ltd. USD Term Loan B (United Kingdom)(c)	–	(h)	8/19/2028	2,796,355	2,789,784
Total					4,641,343

Lodging 0.16%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B3	7.171% (1 mo. USD Term SOFR + 1.75%)		6/21/2028	3,000,000	3,004,020

Media 0.28%
Charter Communications Operating LLC 2019 Term Loan B2	7.076% (1 mo. USD Term SOFR + 1.75%)		2/1/2027	2,053,746	2,049,094
Charter Communications Operating LLC 2023 Term Loan B4	7.329% (3 mo. USD Term SOFR + 2.00%)		12/7/2030	3,297,178	3,247,720
Total					5,296,814

Retail 0.10%
Fogo De Chao, Inc. 2023 Term Loan B	–	(h)	9/30/2030	1,870,894	1,855,843

Service 0.15%
Red Planet Borrower LLC Term Loan B	–	(h)	10/2/2028	2,839,000	2,779,267

Software 0.15%
Rocket Software, Inc. 2023 USD Term Loan B	–	(h)	11/28/2028	2,810,000	2,777,615
Total Floating Rate Loans (cost $28,997,233)					28,925,519

FOREIGN GOVERNMENT OBLIGATIONS(c) 1.22%

Brazil 0.13%
Brazil Government International Bonds	6.125%		3/15/2034	2,364,000	2,339,532

Colombia 0.14%
Colombia Government International Bonds	7.50%		2/2/2034	2,600,000	2,629,677

Egypt 0.10%
Egypt Government International Bonds	7.60%		3/1/2029	2,100,000	1,906,641

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Japan 0.32%
Japan International Cooperation Agency	2.125%		10/20/2026	$6,504,000	$6,063,535

Mexico 0.24%
Mexico Government International Bonds	4.875%		5/19/2033	4,735,000	4,461,988

Nigeria 0.09%
Nigeria Government International Bonds	6.125%		9/28/2028	2,000,000	1,761,082

Senegal 0.11%
Senegal Government International Bonds†	6.25%		5/23/2033	2,460,000	2,050,176

Turkey 0.09%
Turkiye Ihracat Kredi Bankasi AS†	9.00%		1/28/2027	1,680,000	1,754,716
Total Foreign Government Obligations (cost $22,995,739)					22,967,347

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.44%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 145 Class A2	2.58%		5/25/2032	6,725,000	5,741,601
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series G07 Class A2	3.123%	#(i)	8/25/2032	2,769,000	2,458,255
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	3,829	3,334
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $8,259,655)					8,203,190

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 14.27%
Federal Home Loan Mortgage Corp.	2.50%		11/1/2050 - 11/1/2051	7,218,491	6,015,045
Federal Home Loan Mortgage Corp.	3.00%		10/1/2050 - 1/1/2052	10,312,089	8,911,837
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	809,416	743,962
Federal Home Loan Mortgage Corp.	4.50%		8/1/2052	2,056,408	1,972,655
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 8/1/2052	4,541,217	4,454,842
Federal National Mortgage Association	2.00%		9/1/2051 - 11/1/2051	2,064,148	1,634,363
Federal National Mortgage Association	2.50%		1/1/2051 - 5/1/2052	23,499,987	19,565,989
Federal National Mortgage Association	3.00%		12/1/2048 - 1/1/2052	1,985,023	1,729,336
Federal National Mortgage Association	3.50%		7/1/2045 - 4/1/2052	15,926,155	14,389,450

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH (continued)
Federal National Mortgage Association	4.00%		5/1/2052 - 6/1/2052	$3,181,920	$2,974,647
Federal National Mortgage Association	5.00%		7/1/2052 - 10/1/2052	6,250,503	6,103,340
Government National Mortgage Association(j)	2.00%		TBA	8,106,000	6,606,071
Government National Mortgage Association(j)	2.50%		TBA	11,221,000	9,498,687
Government National Mortgage Association(j)	3.00%		TBA	15,617,000	13,699,997
Government National Mortgage Association(j)	3.50%		TBA	7,347,000	6,647,392
Government National Mortgage Association(j)	4.50%		TBA	4,386,000	4,189,600
Government National Mortgage Association(j)	5.00%		TBA	19,530,000	19,079,201
Government National Mortgage Association(j)	5.50%		TBA	16,586,000	16,470,027
Government National Mortgage Association(j)	6.00%		TBA	18,383,000	18,459,711
Government National Mortgage Association(j)	6.50%		TBA	5,847,000	5,925,855
Uniform Mortgage-Backed Security(j)	2.00%		TBA	19,429,000	15,279,845
Uniform Mortgage-Backed Security(j)	2.50%		TBA	17,109,000	14,075,929
Uniform Mortgage-Backed Security(j)	3.00%		TBA	7,437,000	6,361,992
Uniform Mortgage-Backed Security(j)	4.00%		TBA	3,292,000	3,030,616
Uniform Mortgage-Backed Security(j)	5.00%		TBA	11,814,000	11,459,125
Uniform Mortgage-Backed Security(j)	5.50%		TBA	12,084,000	12,111,223
Uniform Mortgage-Backed Security(j)	6.00%		TBA	19,852,000	20,085,426
Uniform Mortgage-Backed Security(j)	6.50%		TBA	7,214,000	7,338,047
Uniform Mortgage-Backed Security(j)	7.00%		TBA	8,816,000	9,045,906
Total Government Sponsored Enterprises Pass-Throughs (cost $268,356,611)					267,860,116

MUNICIPAL BONDS 0.34%

Government 0.25%
State of Illinois GO	5.10%		6/1/2033	4,760,000	4,691,971

Natural Gas 0.09%
Texas Natural Gas Securitization Finance Corp.	5.102%		4/1/2035	1,689,000	1,702,173
Total Municipal Bonds (cost $6,366,854)					6,394,144

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.25%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(i)	12/25/2059	18,899	17,956
Bank Series 2022-BNK44 Class A5	5.745%	#(i)	11/15/2055	4,400,000	4,597,998
Bank Series 2023-5YR2 Class A3	6.656%	#(i)	7/15/2056	2,065,000	2,174,812
Bank Series 2023-5YR4 Class A3	6.50%		12/15/2056	3,370,000	3,540,746
Bank Series 2024-5YR5 Class A3	5.702%		2/15/2029	1,810,000	1,848,758
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.743% (1 mo. USD Term SOFR + 1.42%)	#	11/15/2034	87,000	30,500

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust Series 2019-BWAY Class C†	7.043% (1 mo. USD Term SOFR + 1.72%)	#	11/15/2034	$350,000	$86,502
Benchmark Mortgage Trust Series 2024-V5 Class A3	5.805%		1/10/2057	2,530,000	2,601,085
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.865% (1 mo. USD Term SOFR + 1.55%)	#	7/15/2035	3,384,409	3,375,587
BMO Mortgage Trust Series 2023-5C2 Class A3	7.055%	#(i)	11/15/2056	5,254,000	5,667,324
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	2,471,000	2,523,935
BRAVO Residential Funding Trust Series 2021-NQM2 Class A1†	0.97%	#(i)	3/25/2060	869,262	807,969
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	6.283% (1 mo. USD Term SOFR + 0.96%)	#	11/15/2038	2,216,116	2,203,250
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.121% (1 mo. USD Term SOFR + 0.80%)	#	10/15/2038	2,345,790	2,324,033
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.76% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2039	5,730,000	5,738,856
CF Trust Series 2019-BOSS Class A1†	8.615% (1 mo. USD Term SOFR + 3.30%)	#	12/15/2024	222,000	215,444
Chase Home Lending Mortgage Trust Series 2024-1A2 Class A2†	6.50%	#(i)	1/25/2055	3,122,933	3,141,183
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AS	3.849%		2/10/2049	97,572	86,566
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(i)	11/27/2051	2,377,029	1,990,066
COMM Mortgage Trust Series 2014-CR17 Class AM	4.174%		5/10/2047	2,170,000	2,093,293
COMM Mortgage Trust Series 2015-LC21 Class AM	4.043%	#(i)	7/10/2048	2,209,000	2,125,597
Commercial Mortgage Pass-Through Certificates Series 2014-UBS4 Class D†	4.723%	#(i)	8/10/2047	835,000	468,407
Commercial Mortgage Pass-Through Certificates Series 2014-UBS6 Class B	4.349%	#(i)	12/10/2047	50,000	46,968
Credit Suisse Mortgage Capital Certificates Trust Series 2020-NQM1 Class A1†	1.208%	(f)	5/25/2065	225,984	205,879
CS Master Trust Series 2021-BLUF Class A†(k)	9.614% (1 mo. USD Term SOFR + 4.29%)	#	4/15/2023	200,000	194,623	(b)
CSMC Trust Series 2020-AFC1 Class A1†	3.24%	#(i)	2/25/2050	65,243	59,756

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust Series 2021-3 Class A1†	1.194%	#(i)	8/25/2066	$2,334,116	$1,975,213
Ellington Financial Mortgage Trust Series 2020-2 Class A1†	1.178%	#(i)	10/25/2065	38,127	34,454
Ellington Financial Mortgage Trust Series 2023-1 Class A1†	5.732%	(f)	2/25/2068	2,734,648	2,712,656
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1B†	8.572% (30 day USD SOFR Average + 3.25%)	#	4/25/2043	2,450,000	2,571,282
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3 Class M1†	6.172% (30 day USD SOFR Average + 0.85%)	#	9/25/2041	1,176,338	1,171,853
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	6.272% (30 day USD SOFR Average + 0.95%)	#	12/25/2041	563,842	561,367
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M1B†	7.722% (30 day USD SOFR Average + 2.40%)	#	2/25/2042	1,800,000	1,840,021
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1A†	7.422% (30 day USD SOFR Average + 2.10%)	#	3/25/2042	1,396,811	1,408,972
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1B†	8.822% (30 day USD SOFR Average + 3.50%)	#	3/25/2042	2,639,000	2,762,951
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	7.172% (30 day USD SOFR Average + 1.85%)	#	11/25/2043	7,194,898	7,299,411
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	7.622% (30 day USD SOFR Average + 2.30%)	#	8/25/2042	3,715,293	3,797,062
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M1†	7.621% (30 day USD SOFR Average + 2.30%)	#	5/25/2043	4,198,201	4,302,512

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M2†	8.871% (30 day USD SOFR Average + 3.55%)	#	5/25/2043	$1,900,000	$2,024,313
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08 Class 1M1†	6.822% (30 day USD SOFR Average + 1.50%)	#	10/25/2043	2,860,668	2,867,896
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	9.536% (30 day USD SOFR Average + 4.21%)	#	7/25/2039	1,094,903	1,140,202
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05 Class 2M1†	7.222% (30 day USD SOFR Average + 1.90%)	#	4/25/2042	1,472,684	1,480,532
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R06 Class 1M1†	8.072% (30 day USD SOFR Average + 2.75%)	#	5/25/2042	1,821,004	1,866,239
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.872% (30 day USD SOFR Average + 2.55%)	#	7/25/2042	5,784,021	5,944,909
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.721% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	4,001,167	4,100,508
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.622% (30 day USD SOFR Average + 2.30%)	#	1/25/2043	2,700,088	2,761,063
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.822% (30 day USD SOFR Average + 2.50%)	#	4/25/2043	2,534,391	2,577,918
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(i)	6/1/2051	4,792,404	3,851,678
GS Mortgage Securities Corp. Trust Series 2019-SMP Class XCP†(l)	Zero Coupon	#(i)	8/15/2032	36,803,000	784
GS Mortgage Securities Corp. Trust Series 2023-FUN Class A†	7.409% (1 mo. USD Term SOFR + 2.09%)	#	3/15/2028	2,500,000	2,509,172
GS Mortgage-Backed Securities Trust 2022-PJ5 Class A6†	3.00%	#(i)	10/25/2052	1,696,114	1,415,774

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(i)	7/25/2051	$1,986,560	$1,596,608
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(i)	1/25/2053	6,023,798	5,043,166
GS Mortgage-Backed Securities Trust Series 2023-PJ1 Class A4†	3.50%	#(i)	2/25/2053	1,739,761	1,514,013
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.805%	#(i)	6/10/2027	100,000	2,147
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.635% (1 mo. USD Term SOFR + 1.32%)	#	11/15/2035	10,000	9,540
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-MKST Class E†	8.183% (1 mo. USD Term SOFR + 2.86%)	#	12/15/2036	1,000,000	136,616
JP Morgan Mortgage Trust Series 2021-10 Class A3†	2.50%	#(i)	12/25/2051	3,695,526	2,965,511
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(i)	6/25/2052	5,922,680	4,958,509
JP Morgan Mortgage Trust Series 2021-4 Class A3†	2.50%	#(i)	8/25/2051	5,784,077	4,648,690
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(i)	5/25/2052	1,808,534	1,514,117
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(i)	7/25/2052	2,661,653	2,228,354
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(i)	8/25/2052	3,928,195	3,281,278
JP Morgan Mortgage Trust Series 2022-4 Class A2A†	3.00%	#(i)	10/25/2052	2,675,200	2,239,696
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(i)	10/25/2052	2,229,333	1,866,413
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	6.717% (1 mo. USD Term SOFR + 1.40%)	#	3/15/2039	2,200,000	2,160,460
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.971% (30 day USD SOFR Average + 1.65%)	#	1/25/2037	4,241,005	4,217,273
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(i)	1/26/2060	11,461	10,946
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†(l)	0.305%	#(i)	2/15/2041	1,217,000	18,396

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.318% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	$1,460,000	$1,446,706
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(i)	2/25/2050	5,640	5,283
Verus Securitization Trust Series 2020-1 Class A1†	3.417%	(f)	1/25/2060	35,302	33,701
Verus Securitization Trust Series 2020-4 Class A1†	1.502%	(f)	5/25/2065	992,391	934,941
Verus Securitization Trust Series 2020-5 Class A1†	1.218%	(f)	5/25/2065	214,960	202,074
Verus Securitization Trust Series 2021-5 Class A1†	1.013%	#(i)	9/25/2066	1,954,710	1,633,809
Verus Securitization Trust Series 2021-8 Class A1†	1.824%	#(i)	11/25/2066	1,133,661	972,597
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(i)	4/25/2065	91,853	83,616
Total Non-Agency Commercial Mortgage-Backed Securities (cost $155,640,871)					154,870,295

U.S. TREASURY OBLIGATIONS 9.45%
U.S. Treasury Bonds	3.625%		5/15/2053	4,961,000	4,341,747
U.S. Treasury Bonds	3.875%		2/15/2043	21,796,000	19,960,794
U.S. Treasury Bonds	4.375%		8/15/2043	70,730,000	69,271,194
U.S. Treasury Notes	3.75%		12/31/2028	25,259,000	24,688,699
U.S. Treasury Notes	4.00%		2/15/2034	18,002,200	17,652,001
U.S. Treasury Notes	4.625%		2/28/2026	41,529,000	41,527,378
Total U.S. Treasury Obligations (cost $180,183,504)					177,441,813
Total Long-Term Investments (cost $2,023,712,395)					2,024,374,619

SHORT-TERM INVESTMENTS 4.32%

U.S. TREASURY OBLIGATIONS 0.62%
U.S. Treasury Bills (Cost $11,665,206)	Zero Coupon		4/4/2024	11,723,000	11,664,523

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Investments	Principal Amount‡	Fair Value
REPURCHASE AGREEMENTS 3.70%
Repurchase Agreement dated 2/29/2024, 5.310% due 3/1/2024 with Barclays Bank PLC collateralized by $60,597,000 of U.S. Treasury Bond at 3.500% due 2/15/2033; value: $57,120,000; proceeds: $56,008,260 (cost $56,000,000)	$56,000,000	$56,000,000
Repurchase Agreement dated 2/29/2024, 2.800% due 3/1/2024 with Fixed Income Clearing Corp. collateralized by $15,840,700 of U.S. Treasury Note at 1.000% due 7/31/2028; value: $13,756,903; proceeds: $13,488,126 (cost $13,487,077)	13,487,077	13,487,077
Total Repurchase Agreements (cost $69,487,077)		69,487,077
Total Short-Term Investments (cost $81,152,283)		81,151,600
Total Investments in Securities 112.16% (cost $2,104,864,678)		2,105,526,219
Other Assets and Liabilities – Net(m) (12.16)%		(228,228,045)
Net Assets 100.00%		$1,877,298,174

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal/Shares Amount are denominated in U.S dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2024, the total value of Rule 144A securities was $905,615,863, which represents 48.24% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2024.
(a)	Securities purchased on a when-issued basis.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Security has been fully or partially segregated for open reverse repurchase agreements as of February 29, 2024.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Step Bond – Security with a predetermined schedule of interest rate changes.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2024.
(h)	Interest Rate to be determined.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Defaulted (non-income producing security).
(l)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 29, 2024

Centrally Cleared Interest Rate Swap Contracts at February 29, 2024:

	Periodic	Periodic
	Payments	Payments
	to be Made	to be Received			Value/
Central	By The Fund	By The Fund	Termination	Notional	Unrealized
Clearingparty	(Quarterly)	(Quarterly)	Date	Amount	Appreciation
Goldman Sachs(1)	3.872%	12-Month USD SOFR Index	5/31/2028	$38,012,000	$279,374

SOFR	Secured Overnight Financing Rate.
(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Forward Foreign Currency Exchange Contracts at February 29, 2024:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Canadian dollar	Sell	State Street Bank and Trust	5/9/2024	697,000	$518,518	$514,099	$4,419

Futures Contracts at February 29, 2024:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. Ultra Treasury Bond	June 2024	938	Long	$118,397,463	$119,946,750	$1,549,287

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 2-Year Treasury Note	June 2024	1,446	Long	$296,083,189	$296,068,500	$(14,689)

Reverse Repurchase Agreement Payables as of February 29, 2024

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date	Fair Value(2)
Morgan Stanley	$841,268	$1,010,000 Principal, Vistajet Malta Finance PLC/Vista Management Holding, Inc at 7.875% due 5/1/2027, $ 856,492 fair value	(5.000%)	12/04/2023	5/1/2027	$831,220

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $10,048.

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND February 29, 2024

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$177,981,784	$3,831,968	$181,813,752
Remaining Industries	–	108,357,057	–	108,357,057
Corporate Bonds	–	1,067,541,386	–	1,067,541,386
Floating Rate Loans	–	28,925,519	–	28,925,519
Foreign Government Obligations	–	22,967,347	–	22,967,347
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	8,203,190	–	8,203,190
Government Sponsored Enterprises Pass-Throughs	–	267,860,116	–	267,860,116
Municipal Bonds	–	6,394,144	–	6,394,144
Non-Agency Commercial Mortgage-Backed Securities	–	154,675,672	194,623	154,870,295
U.S. Treasury Obligations	–	177,441,813	–	177,441,813
Short-Term Investments
U.S. Treasury Obligations	–	11,664,523	–	11,664,523
Repurchase Agreements	–	69,487,077	–	69,487,077
Total	$–	$2,101,499,628	$4,026,591	$2,105,526,219
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$279,374	$–	$279,374
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	4,419	–	4,419
Liabilities	–	–	–	–
Futures Contracts
Assets	1,549,287	–	–	1,549,287
Liabilities	(14,689)	–	–	(14,689)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(831,220)	–	(831,220)
Total	$1,534,598	$(547,427)	$–	$987,171

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CORPORATE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 95.95%

CORPORATE BONDS 87.06%

Aerospace/Defense 0.54%
HEICO Corp.	5.35%		8/1/2033	$21,000	$20,908
L3Harris Technologies, Inc.	5.60%		7/31/2053	18,000	18,166
RTX Corp.	6.40%		3/15/2054	10,000	11,078
Total					50,152

Agriculture 1.70%
BAT Capital Corp.	5.834%		2/20/2031	9,000	8,973
BAT Capital Corp.	6.343%		8/2/2030	24,000	24,798
BAT Capital Corp.	7.75%		10/19/2032	104,000	116,305
Philip Morris International, Inc.	5.125%		2/13/2031	9,000	8,868
Total					158,944

Airlines 0.82%
British Airways Pass-Through Trust Class A (United Kingdom)†(a)	4.25%		5/15/2034	81,992	76,408

Apparel 0.13%
Tapestry, Inc.	7.00%		11/27/2026	12,000	12,331

Auto Manufacturers 0.74%
Cummins, Inc.	5.45%		2/20/2054	18,000	18,113
General Motors Financial Co., Inc.	5.75%		2/8/2031	15,000	14,963
Hyundai Capital America†	5.40%		1/8/2031	14,000	14,023
Hyundai Capital America†	6.50%		1/16/2029	21,000	21,989
Total					69,088

Banks 20.39%
Bank of America Corp.	2.299% (SOFR + 1.22%)	#	7/21/2032	26,000	21,052
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	99,000	82,944
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028	157,000	148,885
Bank of Montreal (Canada)(a)	3.803% (5 yr. USD Swap + 1.43%)	#	12/15/2032	67,000	61,712
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%)	#	4/26/2034	25,000	24,374
BankUnited, Inc.	5.125%		6/11/2030	28,000	25,362
Citigroup, Inc.	2.561% (SOFR + 1.17%)	#	5/1/2032	144,000	118,606

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citigroup, Inc.	5.827% (SOFR + 2.06%)	#	2/13/2035	$24,000	$23,490
Citigroup, Inc.	6.174% (SOFR + 2.66%)	#	5/25/2034	37,000	37,296
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030	21,000	20,759
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032	164,000	133,504
JPMorgan Chase & Co.	2.58% (3 mo. USD Term SOFR + 1.25%)	#	4/22/2032	115,000	96,260
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	65,000	54,917
JPMorgan Chase & Co.	4.912% (SOFR + 2.08%)	#	7/25/2033	50,000	48,520
M&T Bank Corp.	5.053% (SOFR + 1.85%)	#	1/27/2034	10,000	9,186
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 mo. USD LIBOR + 1.73%)	#	3/27/2029	75,000	72,522
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	29,000	23,372
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	151,000	145,031
Morgan Stanley	6.342% (SOFR + 2.56%)	#	10/18/2033	31,000	32,867
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%)	#	1/22/2035	10,000	10,033
PNC Financial Services Group, Inc.	6.875% (SOFR + 2.28%)	#	10/20/2034	25,000	27,096
Royal Bank of Canada (Canada)(a)	5.00%		2/1/2033	40,000	39,352
State Street Corp.	4.164% (SOFR + 1.73%)	#	8/4/2033	31,000	28,688
Toronto-Dominion Bank (Canada)(a)	4.456%		6/8/2032	42,000	40,069
Truist Financial Corp.	5.711% (SOFR + 1.92%)	#	1/24/2035	15,000	14,861
Truist Financial Corp.	5.754% (SOFR + 0.40%)	#	6/9/2025	35,000	34,913
Truist Financial Corp.	5.867% (SOFR + 2.36%)	#	6/8/2034	10,000	10,004
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034	28,000	26,364
U.S. Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033	34,000	31,790

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
U.S. Bancorp	5.678% (SOFR + 1.86%)	#	1/23/2035	$20,000	$19,965
UBS Group AG (Switzerland)†(a)	4.125%		4/15/2026	200,000	194,218
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	75,000	68,439
Wells Fargo & Co.	2.406% (3 mo. USD Term SOFR + 1.09%)	#	10/30/2025	20,000	19,571
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	17,000	14,597
Wells Fargo & Co.	4.897% (SOFR + 2.10%)	#	7/25/2033	70,000	66,954
Wells Fargo & Co.	5.389% (SOFR + 2.02%)	#	4/24/2034	10,000	9,839
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029	12,000	12,084
Wells Fargo & Co.	6.491% (SOFR + 2.06%)	#	10/23/2034	24,000	25,533
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031	40,000	35,180
Total					1,910,209

Beverages 0.29%
Constellation Brands, Inc.	3.15%		8/1/2029	30,000	27,240

Biotechnology 0.95%
Amgen, Inc.	4.875%		3/1/2053	55,000	49,393
Amgen, Inc.	5.25%		3/2/2033	40,000	39,904
Total					89,297

Building Materials 0.16%
Carrier Global Corp.	5.90%		3/15/2034	8,000	8,303
Carrier Global Corp.	6.20%		3/15/2054	6,000	6,554
Total					14,857

Chemicals 0.42%
Celanese U.S. Holdings LLC	6.35%		11/15/2028	38,000	39,103

Commercial Services 1.18%
Gartner, Inc.†	4.50%		7/1/2028	22,000	20,846
Global Payments, Inc.	5.30%		8/15/2029	54,000	53,309
UL Solutions, Inc.†	6.50%		10/20/2028	35,000	36,185
Total					110,340

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Computers 1.09%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028	$51,000	$47,372
Leidos Holdings, Inc.	5.95%		12/1/2040	20,000	19,155
Leidos, Inc.	5.75%		3/15/2033	35,000	35,596
Total					102,123

Diversified Financial Services 4.57%
Aircastle Ltd.†	2.85%		1/26/2028	34,000	30,266
Aircastle Ltd.†	6.50%		7/18/2028	40,000	40,436
American Express Co.	5.043% (SOFR + 1.84%)	#	5/1/2034	35,000	34,364
Aviation Capital Group LLC†	1.95%		1/30/2026	56,000	52,080
Aviation Capital Group LLC†	3.50%		11/1/2027	15,000	13,842
Aviation Capital Group LLC†	6.375%		7/15/2030	22,000	22,451
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026	50,000	48,228
Avolon Holdings Funding Ltd. (Ireland)†(a)	6.375%		5/4/2028	46,000	46,695
Capital One Financial Corp.	6.051% (SOFR + 2.26%)	#	2/1/2035	23,000	23,248
LPL Holdings, Inc.†	4.375%		5/15/2031	75,000	67,884
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	30,000	28,813
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	25,000	20,150
Total					428,457

Electric 12.14%
Avangrid, Inc.	3.80%		6/1/2029	25,000	23,343
Constellation Energy Generation LLC	5.80%		3/1/2033	16,000	16,365
Constellation Energy Generation LLC	6.25%		10/1/2039	24,000	24,773
Constellation Energy Generation LLC	6.50%		10/1/2053	20,000	21,986
Dominion Energy South Carolina, Inc.	6.25%		10/15/2053	12,000	13,287
DTE Energy Co.	2.95%		3/1/2030	30,000	26,282
Duke Energy Corp.	4.50%		8/15/2032	17,000	15,967
Duquesne Light Holdings, Inc.†	2.775%		1/7/2032	58,000	47,093
Entergy Mississippi LLC	5.00%		9/1/2033	25,000	24,538
Entergy Texas, Inc.	5.80%		9/1/2053	25,000	25,833
Evergy Kansas Central, Inc.	5.90%		11/15/2033	15,000	15,615
Evergy Metro, Inc.	4.95%		4/15/2033	42,000	41,099
Eversource Energy	5.50%		1/1/2034	35,000	34,663
FirstEnergy Transmission LLC†	4.55%		4/1/2049	17,000	14,092
Georgia Power Co.	4.75%		9/1/2040	39,000	35,466
IPALCO Enterprises, Inc.	4.25%		5/1/2030	76,000	70,057

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
ITC Holdings Corp.†	5.40%	6/1/2033	$24,000	$23,723
Liberty Utilities Co.†	5.869%	1/31/2034	20,000	20,110
Liberty Utilities Finance GP 1†	2.05%	9/15/2030	55,000	43,695
Louisville Gas & Electric Co.	5.45%	4/15/2033	26,000	26,273
MidAmerican Energy Co.	5.35%	1/15/2034	21,000	21,425
MidAmerican Energy Co.	5.85%	9/15/2054	12,000	12,659
Monongahela Power Co.†	5.85%	2/15/2034	42,000	42,815
National Grid PLC (United Kingdom)(a)	5.809%	6/12/2033	21,000	21,235
NRG Energy, Inc.†	4.45%	6/15/2029	49,000	45,579
Oglethorpe Power Corp.	5.05%	10/1/2048	19,000	16,811
Oglethorpe Power Corp.	5.95%	11/1/2039	15,000	14,980
Oglethorpe Power Corp.†	6.20%	12/1/2053	26,000	26,788
Ohio Edison Co.	8.25%	10/15/2038	28,000	34,543
Oklahoma Gas & Electric Co.	5.60%	4/1/2053	23,000	23,263
Oncor Electric Delivery Co. LLC	5.65%	11/15/2033	16,000	16,540
Pacific Gas & Electric Co.	4.55%	7/1/2030	56,000	52,610
Pacific Gas & Electric Co.	6.15%	1/15/2033	31,000	31,738
Pacific Gas & Electric Co.	6.70%	4/1/2053	23,000	24,651
PacifiCorp	4.15%	2/15/2050	10,000	7,799
PacifiCorp	5.80%	1/15/2055	12,000	11,609
Puget Energy, Inc.	4.10%	6/15/2030	82,000	74,390
Virginia Electric & Power Co.	5.35%	1/15/2054	16,000	15,419
Virginia Electric & Power Co.	5.45%	4/1/2053	24,000	23,543
Vistra Operations Co. LLC†	3.55%	7/15/2024	55,000	54,509
Total				1,137,166

Electronics 0.45%
Trimble, Inc.	6.10%	3/15/2033	40,000	41,822

Engineering & Construction 0.36%
Jacobs Engineering Group, Inc.	5.90%	3/1/2033	34,000	34,015

Environmental Control 0.24%
Veralto Corp.†	5.45%	9/18/2033	22,000	22,112

Food 0.19%
J M Smucker Co.	6.50%	11/15/2053	16,000	17,408

Gas 2.62%
Atmos Energy Corp.	6.20%	11/15/2053	12,000	13,294
CenterPoint Energy Resources Corp.	5.40%	3/1/2033	19,000	19,177

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Gas (continued)
East Ohio Gas Co.†	2.00%		6/15/2030	$37,000	$30,358
National Fuel Gas Co.	3.95%		9/15/2027	34,000	32,275
NiSource, Inc.	5.95%		6/15/2041	21,000	21,290
Piedmont Natural Gas Co., Inc.	2.50%		3/15/2031	85,000	71,260
Southwest Gas Corp.	4.05%		3/15/2032	63,000	57,642
Total					245,296

Hand/Machine Tools 0.99%
Regal Rexnord Corp.†	6.30%		2/15/2030	91,000	92,709

Health Care-Products 0.54%
Solventum Corp.†	5.45%		3/13/2031	19,000	18,845
Solventum Corp.†	5.90%		4/30/2054	32,000	31,340
Total					50,185

Health Care-Services 2.09%
Centene Corp.	3.375%		2/15/2030	114,000	100,665
Elevance Health, Inc.	4.10%		5/15/2032	43,000	39,637
HCA, Inc.	5.50%		6/1/2033	45,000	44,749
Humana, Inc.	5.875%		3/1/2033	10,000	10,283
Total					195,334

Home Furnishings 0.16%
Whirlpool Corp.	5.75%		3/1/2034	15,000	14,897

Insurance 5.61%
Aon North America, Inc.	5.30%		3/1/2031	22,000	21,985
Aon North America, Inc.	5.75%		3/1/2054	21,000	21,127
Arch Capital Group Ltd.	7.35%		5/1/2034	32,000	36,063
Assurant, Inc.	3.70%		2/22/2030	40,000	35,744
Brown & Brown, Inc.	4.20%		3/17/2032	30,000	27,256
Corebridge Global Funding†	6.653% (SOFR + 1.30%)	#	9/25/2026	28,000	28,134
F&G Annuities & Life, Inc.	7.40%		1/13/2028	31,000	31,883
Global Atlantic Fin Co.†	7.95%		6/15/2033	40,000	43,802
Intact Financial Corp. (Canada)†(a)	5.459%		9/22/2032	17,000	16,914
New York Life Global Funding†	4.55%		1/28/2033	14,000	13,344
New York Life Insurance Co.†	4.45%		5/15/2069	55,000	44,411
Protective Life Corp.	8.45%		10/15/2039	38,000	46,392
RGA Global Funding†	5.50%		1/11/2031	23,000	22,710
Selective Insurance Group, Inc.	5.375%		3/1/2049	36,000	34,076

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Insurance (continued)
Teachers Insurance & Annuity Association of America†	4.90%		9/15/2044		$63,000	$57,299
Transatlantic Holdings, Inc.	8.00%		11/30/2039		35,000	44,610
Total						525,750

Internet 0.62%
Netflix, Inc.†	5.375%		11/15/2029		57,000	57,913

Machinery-Diversified 1.07%
Flowserve Corp.	2.80%		1/15/2032		40,000	32,750
Nordson Corp.	5.60%		9/15/2028		21,000	21,364
nVent Finance SARL (Luxembourg)(a)	4.55%		4/15/2028		48,000	46,360
Total						100,474

Media 1.00%
Cox Communications, Inc.†	5.70%		6/15/2033		25,000	25,045
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.†	5.875%		8/15/2027		50,000	47,229
FactSet Research Systems, Inc.	3.45%		3/1/2032		25,000	21,751
Total						94,025

Mining 0.71%
Glencore Funding LLC†	6.125%		10/6/2028		40,000	41,311
Kinross Gold Corp. (Canada)†(a)	6.25%		7/15/2033		25,000	25,532
Total						66,843

Oil & Gas 8.58%
Antero Resources Corp.†	5.375%		3/1/2030		60,000	57,237
Apache Corp.	4.75%		4/15/2043		39,000	29,983
Apache Corp.	5.10%		9/1/2040		22,000	18,429
BP Capital Markets PLC (United Kingdom)(a)(b)	6.45% (5 yr. CMT + 2.15%)	#	–	(c)	6,000	6,029
Continental Resources, Inc.†	5.75%		1/15/2031		105,000	102,993
Coterra Energy, Inc.(b)	5.60%		3/15/2034		23,000	23,002
Diamondback Energy, Inc.	6.25%		3/15/2033		45,000	47,326
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%		1/30/2028		43,000	43,381
EQT Corp.	5.75%		2/1/2034		15,000	14,764
EQT Corp.	7.00%		2/1/2030		50,000	52,988
Helmerich & Payne, Inc.	2.90%		9/29/2031		50,000	41,609
Occidental Petroleum Corp.	6.375%		9/1/2028		25,000	25,920
Occidental Petroleum Corp.	6.45%		9/15/2036		10,000	10,536
Occidental Petroleum Corp.	8.875%		7/15/2030		50,000	57,719

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Ovintiv, Inc.	6.25%		7/15/2033	$35,000	$36,007
Ovintiv, Inc.	6.625%		8/15/2037	40,000	41,292
Patterson-UTI Energy, Inc.	5.15%		11/15/2029	69,000	66,643
Patterson-UTI Energy, Inc.	7.15%		10/1/2033	9,000	9,542
Petroleos Mexicanos (Mexico)(a)	6.49%		1/23/2027	35,000	32,724
Viper Energy, Inc.†	5.375%		11/1/2027	40,000	38,849
Viper Energy, Inc.†	7.375%		11/1/2031	45,000	46,375
Total					803,348

Oil & Gas Services 0.39%
NOV, Inc.	3.60%		12/1/2029	40,000	36,552

Pharmaceuticals 0.91%
AbbVie, Inc.	5.40%		3/15/2054	21,000	21,334
CVS Health Corp.	4.78%		3/25/2038	49,000	44,563
CVS Health Corp.	5.05%		3/25/2048	22,000	19,641
Total					85,538

Pipelines 3.04%
Columbia Pipelines Operating Co. LLC†	5.927%		8/15/2030	27,000	27,519
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029	55,000	49,049
Eastern Gas Transmission & Storage, Inc.	4.60%		12/15/2044	35,000	29,992
Enbridge, Inc. (Canada)(a)	8.50% (5 yr. CMT + 4.43%)	#	1/15/2084	40,000	42,753
Kinder Morgan, Inc.	5.40%		2/1/2034	34,000	33,452
NGPL PipeCo LLC†	3.25%		7/15/2031	15,000	12,815
NGPL PipeCo LLC†	4.875%		8/15/2027	50,000	48,829
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.875%		2/1/2031	43,000	40,780
Total					285,189

REITS 3.67%
American Tower Corp.	3.80%		8/15/2029	50,000	46,312
American Tower Corp.	5.55%		7/15/2033	31,000	30,994
Crown Castle, Inc.	3.30%		7/1/2030	75,000	66,265
EPR Properties	4.95%		4/15/2028	28,000	26,599
Extra Space Storage LP	5.40%		2/1/2034	35,000	34,329
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028	65,000	64,542
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025	76,000	74,778
Total					343,819

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Retail 0.95%
Alimentation Couche-Tard, Inc. (Canada)†(a)	5.617%	2/12/2054	$10,000	$9,975
Bayer Corp.†	6.65%	2/15/2028	78,000	79,458
Total				89,433

Semiconductors 1.75%
Broadcom, Inc.†	3.469%	4/15/2034	70,000	59,144
Broadcom, Inc.†	4.15%	4/15/2032	33,000	30,320
Entegris, Inc.†	4.75%	4/15/2029	16,000	15,103
Intel Corp.	5.00%	2/21/2031	12,000	11,928
Marvell Technology, Inc.	5.95%	9/15/2033	35,000	36,171
Micron Technology, Inc.	5.30%	1/15/2031	11,000	10,892
Total				163,558

Software 2.77%
MSCI, Inc.†	3.625%	11/1/2031	75,000	65,011
Oracle Corp.	5.375%	7/15/2040	83,000	79,508
Oracle Corp.	6.125%	7/8/2039	55,000	56,617
Workday, Inc.	3.80%	4/1/2032	65,000	58,773
Total				259,909

Telecommunications 3.23%
AT&T, Inc.	3.50%	9/15/2053	95,000	65,365
AT&T, Inc.	4.30%	2/15/2030	25,000	23,856
AT&T, Inc.	5.40%	2/15/2034	39,000	39,066
Sprint Capital Corp.	6.875%	11/15/2028	50,000	53,217
Sprint Capital Corp.	8.75%	3/15/2032	56,000	67,678
T-Mobile USA, Inc.	3.875%	4/15/2030	57,000	52,938
Total				302,120
Total Corporate Bonds (cost $8,497,607)				8,153,964

MUNICIPAL BONDS 0.96%

Government 0.58%
State of Illinois GO	5.10%	6/1/2033	55,000	54,214

Natural Gas 0.38%
Texas Natural Gas Securitization Finance Corp.	5.169%	4/1/2041	35,000	35,555
Total Municipal Bonds (cost $92,199)				89,769

U.S. TREASURY OBLIGATIONS 7.93%
U.S. Treasury Bonds	4.25%	2/15/2054	81,000	79,500
U.S. Treasury Bonds	4.375%	8/15/2043	277,000	271,287

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes	3.75%	12/31/2028	$401,000	$391,946
Total U.S. Treasury Obligations (cost $742,210)				742,733
Total Long-Term Investments (cost $9,332,016)				8,986,466

SHORT-TERM INVESTMENTS 0.68%

REPURCHASE AGREEMENTS 0.68%
Repurchase Agreement dated 2/29/2024, 5.310%% due 3/1/2024 with Barclays Bank PLC collateralized by $67,000 of U.S. Treasury Bond at 4.250% due 2/15/2054; value: $65,280; proceeds: $64,009 (cost $64,000)			64,000	64,000
Total Investments in Securities 96.63% (cost $9,396,016)				9,050,466
Other Assets and Liabilities – Net(d) 3.37%				315,547
Net Assets 100.00%				$9,366,013

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2024, the total value of Rule 144A securities was $2,503,607, which represents 26.73% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2024.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at February 29, 2024(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
Markit CDX.NA.IG.S41(4)(5)	Goldman Sachs	1.00%	12/20/2028	$380,000	$6,592	$1,249	$7,841

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $1,249. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of investment grade securities.

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CORPORATE BOND FUND February 29, 2024

Futures Contracts at February 29, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2024	7	Long	$1,433,106	$1,433,250	$144
U.S. Long Bonds	June 2024	5	Long	590,623	596,250	5,627
U.S. Ultra Treasury Bond	June 2024	5	Long	630,415	639,375	8,960
Total Unrealized Appreciation on Futures Contracts						$14,731

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2024	12	Short	$(1,321,112)	$(1,325,250)	$(4,138)
U.S. 10-Year Ultra Treasury Note June 2024		10	Short	(1,138,281)	(1,141,719)	(3,438)
Total Unrealized Depreciation on Futures Contracts						$(7,576)

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$8,153,964	$–	$8,153,964
Municipal Bonds	–	89,769	–	89,769
U.S. Treasury Obligations	–	742,733	–	742,733
Short-Term Investments
Repurchase Agreements	–	64,000	–	64,000
Total	$–	$9,050,466	$–	$9,050,466
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$7,841	$–	$7,841
Liabilities	–	–	–	–
Futures Contracts
Assets	14,731	–	–	14,731
Liabilities	(7,576)	–	–	(7,576)
Total	$7,155	$7,841	$–	$14,996

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 93.40%

ASSET-BACKED SECURITIES 1.97%

Other
AGL CLO 29 Ltd. Series 2024-29A Class D†	9.083% (3 mo. USD Term SOFR + 3.75%)	#	4/21/2037	$5,000,000	$5,000,000
Alinea CLO Ltd. Series 2018-1A Class D†	8.679% (3 mo. USD Term SOFR + 3.36%)	#	7/20/2031	7,000,000	6,940,493
Apidos CLO XXII Series 2015-22A Class BR†	7.529% (3 mo. USD Term SOFR + 2.21%)	#	4/20/2031	2,500,000	2,502,277
Atrium XIII Series 13A Class C†	7.377% (3 mo. USD Term SOFR + 2.06%)	#	11/21/2030	4,500,000	4,473,509
Bain Capital Credit CLO Ltd. Series 2022-5A Class DR†	9.567% (3 mo. USD Term SOFR + 4.25%)	#	1/24/2037	4,500,000	4,555,900
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class DAR4†(a)	7.75% (3 mo. USD Term SOFR + 3.40%)	#	4/20/2034	8,500,000	8,531,875
Carlyle U.S. CLO Ltd. Series 2024-1A Class D†(a)	7.66% (3 mo. USD Term SOFR + 3.90%)	#	4/15/2037	9,250,000	9,241,233
CIFC Funding Ltd. Series 2013-1A Class CR†	9.126% (3 mo. USD Term SOFR + 3.81%)	#	7/16/2030	6,750,000	6,741,703
Dryden 115 CLO Ltd. Series 2024-115A Class D†(a)	7.60% (3 mo. USD Term SOFR + 3.80%)	#	4/18/2037	8,850,000	8,850,000
Galaxy XXV CLO Ltd. Series 2018-25A Class D†	8.686% (3 mo. USD Term SOFR + 3.36%)	#	10/25/2031	5,397,730	5,389,000
GoldenTree Loan Management U.S. CLO 7 Ltd. Series 2020-7A Class DR†	8.729% (3 mo. USD Term SOFR + 3.41%)	#	4/20/2034	6,000,000	6,027,550
Invesco U.S. CLO Ltd. Series 2023-2A Class D†	10.268% (3 mo. USD Term SOFR + 4.95%)	#	4/21/2036	2,500,000	2,543,986
Madison Park Funding XVIII Ltd. Series 2015-18A Class CRR†	7.479% (3 mo. USD Term SOFR + 2.16%)	#	10/21/2030	3,250,000	3,247,760
OCP CLO Ltd. Series 2023-30A Class D†	9.819% (3 mo. USD Term SOFR + 4.50%)	#	1/24/2037	1,250,000	1,259,933

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
OCP CLO Ltd. Series 2024-31A Class D†(a)	7.67% (3 mo. USD Term SOFR + 3.95%)	#	4/20/2037	$4,080,000	$4,097,360	(b)
OHA Credit Funding 1 Ltd. Series 2018-1A Class D†	8.629% (3 mo. USD Term SOFR + 3.31%)	#	10/20/2030	6,750,000	6,775,721
Regatta XV Funding Ltd. Series 2018-4A Class C†	8.886% (3 mo. USD Term SOFR + 3.56%)	#	10/25/2031	11,500,000	11,442,870
Total Asset-Backed Securities (cost $97,275,487)					97,621,170

				Shares
COMMON STOCKS 0.47%

Electric-Generation 0.00%
Frontera Generation Holdings LLC*				209,679	11,532

Machinery 0.03%
TNT Crane & Rigging, Inc.*				528,781	1,338,609

Miscellaneous Financials 0.36%
Utex Industries*				297,535	17,604,105

Transportation Infrastructure 0.08%
ACBL Holdings Corp.*				95,210	4,189,240
Hurtigruten ASA*(l)				1,169,269	1	(c)
Total					4,189,241
Total Common Stocks (cost $24,088,824)					23,143,487

				Principal Amount‡

CONVERTIBLE BONDS 0.08%

Commercial Services
Sabre GLBL, Inc. (cost $4,049,379)	4.00%		4/15/2025	$4,342,000	4,017,379

CORPORATE BONDS 7.54%

Aerospace/Defense 0.22%
Triumph Group, Inc.	7.75%		8/15/2025	10,853,000	10,836,992

Airlines 0.12%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(d)	9.50%		6/1/2028	6,785,000	5,726,404

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Building Materials 0.34%
Camelot Return Merger Sub, Inc.†	8.75%	8/1/2028		$9,500,000	$9,757,498
Smyrna Ready Mix Concrete LLC†	8.875%	11/15/2031		6,812,000	7,225,958
Total					16,983,456

Chemicals 0.65%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028		8,321,000	7,875,286
LSF11 A5 HoldCo LLC†	6.625%	10/15/2029		10,297,000	8,956,413
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		137,000	133,909
SCIL IV LLC/SCIL USA Holdings LLC†	5.375%	11/1/2026		9,917,000	9,622,810
SK Invictus Intermediate II SARL (Luxembourg)†(d)	5.00%	10/30/2029		6,300,000	5,355,262
Total					31,943,680

Commercial Services 0.16%
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026		7,969,000	7,736,544

Diversified Financial Services 0.79%
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(d)	6.50%	9/15/2024		16,283,852	15,001,951
Jefferson Capital Holdings LLC†	6.00%	8/15/2026		9,907,000	9,520,273
Navient Corp.	9.375%	7/25/2030		4,661,000	4,876,306
PRA Group, Inc.†	5.00%	10/1/2029		11,546,000	9,682,129
Total					39,080,659

Energy-Alternate Sources 0.15%
Sunnova Energy Corp.†	5.875%	9/1/2026		9,064,000	7,377,416

Insurance 0.10%
Ardonagh Group Finance Ltd. (United Kingdom)†(d)	8.875%	2/15/2032		5,078,000	4,969,432

Internet 0.22%
EquipmentShare.com, Inc.†	9.00%	5/15/2028		6,934,000	7,114,109
Millennium Escrow Corp.†	6.625%	8/1/2026		6,100,000	3,646,153
Total					10,760,262

Leisure Time 0.32%
Life Time, Inc.†	8.00%	4/15/2026		8,228,000	8,310,527
Pinnacle Bidco PLC†	8.25%	10/11/2028	EUR	6,667,000	7,557,256
Total					15,867,783

Machinery-Diversified 0.32%
Husky III Holding Ltd. (Canada)†(d)	13.00%	2/15/2025		$5,978,000	5,980,988
Novafives SAS†	5.00%	6/15/2025	EUR	4,700,000	5,030,230
TK Elevator Holdco GmbH	6.625%	7/15/2028	EUR	4,726,800	4,933,315
Total					15,944,533

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media 0.11%
CSC Holdings LLC†	4.125%	12/1/2030	$7,500,000	$5,590,613

Mining 0.21%
Arsenal AIC Parent LLC†	11.50%	10/1/2031	9,525,000	10,489,406
Mirabela Nickel Ltd.	Zero Coupon	9/10/2044	51,005	–
Total				10,489,406

Miscellaneous Manufacturing 0.27%
FXI Holdings, Inc.†	12.25%	11/15/2026	5,734,000	5,633,655
LSB Industries, Inc.†	6.25%	10/15/2028	8,262,000	7,842,582
Total				13,476,237

Oil & Gas 1.19%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	5,000,000	5,025,243
Baytex Energy Corp. (Canada)†(d)	8.50%	4/30/2030	5,404,000	5,623,532
Berry Petroleum Co. LLC†	7.00%	2/15/2026	8,561,000	8,393,901
CITGO Petroleum Corp.†	7.00%	6/15/2025	10,200,000	10,185,785
Civitas Resources, Inc.†	8.625%	11/1/2030	2,840,000	3,041,331
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	7,253,000	7,248,648
Seadrill Finance Ltd.†	8.375%	8/1/2030	5,228,000	5,376,432
Talos Production, Inc.†	9.00%	2/1/2029	3,659,000	3,742,619
Transocean, Inc.	7.50%	4/15/2031	5,705,000	4,872,469
Vital Energy, Inc.	9.75%	10/15/2030	5,141,000	5,511,147
Total				59,021,107

Packaging & Containers 0.12%
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	5,592,000	5,669,964

Pharmaceuticals 0.27%
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%	9/1/2025	8,515,000	8,268,704
Trulieve Cannabis Corp.	8.00%	10/6/2026	5,500,000	5,150,035
Total				13,418,739

Pipelines 0.31%
Northriver Midstream Finance LP (Canada)†(d)	5.625%	2/15/2026	15,785,000	15,489,031

REITS 0.16%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	8,259,000	7,609,529

Retail 0.64%
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%	4/26/2028	8,638,000	9,120,821
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(d)	8.75%	1/15/2032	9,552,000	9,081,429

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		$11,756,000	$9,569,082
Raising Cane’s Restaurants LLC†	9.375%	5/1/2029		3,801,000	4,053,626
Total					31,824,958

Telecommunications 0.32%
Altice France SA	2.125%	2/15/2025	EUR	4,777,000	5,002,674
Altice France SA	2.50%	1/15/2025	EUR	10,093,000	10,581,734
Total					15,584,408

Transportation 0.55%
Carriage Purchaser, Inc.†	7.875%	10/15/2029		$6,974,000	6,041,123
Rand Parent LLC†	8.50%	2/15/2030		13,298,000	12,933,264
Seaspan Corp. (Hong Kong)†(d)	5.50%	8/1/2029		9,592,000	8,190,225
Total					27,164,612
Total Corporate Bonds (cost $379,669,624)					372,565,765

				Shares

EXCHANGE-TRADED FUNDS 1.79%

Exchange-Traded Funds 1.24%
Invesco Senior Loan ETF				2,915,006	61,564,927

Miscellaneous Financials 0.55%
SPDR Blackstone Senior Loan ETF				644,310	27,086,792
Total Exchange-Traded Funds (cost $88,288,253)					88,651,719

				Principal Amount‡

FLOATING RATE LOANS(e) 80.95%

Aerospace 1.55%
Air Canada 2021 Term Loan B (Canada)(d)	8.935% (1 mo. USD Term SOFR + 3.50%)	8/11/2028		$14,710,233	14,751,127
Arcline FM Holdings LLC 2021 1st Lien Term Loan	10.36% (3 mo. USD Term SOFR + 4.75%)	6/23/2028		18,048,195	18,085,465
Atlas CC Acquisition Corp. Term Loan B	9.855% (3 mo. USD Term SOFR + 4.25%)	5/25/2028		13,663,316	12,258,590
Atlas CC Acquisition Corp. Term Loan C	9.855% (3 mo. USD Term SOFR + 4.00%)	5/25/2028		2,778,978	2,493,272

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Aerospace (continued)
Cobham Ultra SeniorCo SARL USD Term Loan B	9.012% (6 mo. USD Term SOFR + 3.50%)		8/3/2029	$14,922,675	$14,807,621
Peraton Corp. 2nd Lien Term Loan B1	13.176% (3 mo. USD Term SOFR + 7.75%)		2/1/2029	14,171,523	14,203,976
Total					76,600,051

Aerospace/Defense 1.53%
Alloy Finco Ltd. 2020 USD Term Loan B2 (Jersey)(d)	12.072% (3 mo. USD Term SOFR + 6.50%)		12/6/2024	2,980,195	2,963,803
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (United Kingdom)(d)	0.50%		3/6/2025	15,707,935	13,508,824
Barnes Group, Inc. Term Loan B	8.426% (1 mo. USD Term SOFR + 3.00%)		9/3/2030	12,042,521	12,075,638
Dynasty Acquisition Co., Inc. 2023 Term Loan B1	9.326% (1 mo. USD Term SOFR + 4.00%)		8/24/2028	11,839,392	11,877,515
Dynasty Acquisition Co., Inc. 2023 Term Loan B2	9.326% (1 mo. USD Term SOFR + 4.00%)		8/24/2028	5,074,025	5,090,363
TransDigm, Inc. 2022 Term Loan H	8.598% (3 mo. USD Term SOFR + 3.25%)		2/22/2027	5,957,071	5,978,100
TransDigm, Inc. 2023 Term Loan J	8.598% (3 mo. USD Term SOFR + 3.25%)		2/14/2031	14,253,000	14,320,203
Vertex Aerospace Services Corp. 2021 First Lien Term Loan	8.676% (1 mo. USD Term SOFR + 3.25%)		12/6/2028	10,003,314	10,019,319
Total					75,833,765

Airlines 1.35%
American Airlines, Inc. 2023 1st Lien Term Loan	8.869% (3 mo. USD Term SOFR + 3.50%)		6/4/2029	6,054,000	6,059,055
American Airlines, Inc. 2021 Term Loan	10.329% (3 mo. USD Term SOFR + 4.75%)		4/20/2028	29,093,990	29,697,108
Mileage Plus Holdings LLC 2020 Term Loan B	10.77% (3 mo. USD Term SOFR + 5.25%)		6/21/2027	15,635,835	16,126,252
United Airlines, Inc. 2024 Term Loan B	–	(f)	2/15/2031	15,079,433	15,088,858
Total					66,971,273

Apparel 0.36%
Hanesbrands, Inc. 2023 Term Loan B	9.076% (1 mo. USD Term SOFR + 3.75%)		3/8/2030	17,842,447	17,842,447

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Auto Parts & Equipment 0.91%
Autokiniton U.S. Holdings, Inc. 2024 Term Loan B	9.441% (3 mo. USD Term SOFR + 4.00%)		4/6/2028	$18,280,124	$18,323,905
Clarios Global LP 2024 Term Loan B (Canada)(d)	8.326% (1 mo. USD Term SOFR + 3.00%)		5/6/2030	9,665,188	9,684,856
RealTruck Group, Inc. 2023 Incremental Term Loan	10.441% (1 mo. USD Term SOFR + 5.00%)		1/31/2028	3,930,000	3,920,175
Tenneco, Inc. 2022 Term Loan B	10.419% (3 mo. USD Term SOFR + 5.00%)		11/17/2028	13,844,000	13,082,580
Total					45,011,516

Automobile Manufacturers 0.00%
American Trailer World Corp. Term Loan B	9.176% (1 mo. USD Term SOFR + 3.75%)		3/3/2028	49,998	48,967

Automotive 0.11%
DexKo Global, Inc. 2021 USD Term Loan B	9.36% (3 mo. USD Term SOFR + 3.75%)		10/4/2028	5,271,827	5,258,490

Banks 0.27%
AqGen Island Holdings, Inc. Term Loan	8.941% (1 mo. USD Term SOFR + 3.50%)		8/2/2028	13,230,034	13,160,577

Beverages 1.03%
Pegasus BidCo BV 2024 USD Term Loan (Netherlands)(d)	9.057% (3 mo. USD Term SOFR + 3.75%)		7/12/2029	16,518,464	16,580,408
Triton Water Holdings, Inc. 2024 Incremental Term Loan B	–	(f)	3/31/2028	14,073,489	13,862,387	(g)
Triton Water Holdings, Inc. Term Loan	8.86% (3 mo. USD Term SOFR + 3.25%)		3/31/2028	20,739,496	20,415,441
Total					50,858,236

Building & Construction 0.72%
Legence Holdings LLC 2021 Term Loan	8.926% (1 mo. USD Term SOFR + 3.50%)		12/16/2027	15,759,924	15,750,075
USIC Holdings, Inc. 2021 2nd Lien Term Loan	–	(f)	5/14/2029	19,962,000	19,729,143
Total					35,479,218

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Building Materials 1.16%
ACProducts, Inc. 2021 Term Loan B	9.86% (3 mo. USD Term SOFR + 4.25%)		5/17/2028		$19,346,009	$17,413,633
Clay Holdco BV 2023 EUR Term Loan B2	–	(f)	12/31/2029	EUR	9,443,000	10,100,766	(g)
Emrld Borrower LP Term Loan B	7.791% (3 mo. USD Term SOFR + 2.50%)		5/31/2030		$13,345,962	13,332,616
Icebox Holdco III, Inc. 2021 1st Lien Term Loan	9.11% (3 mo. USD Term SOFR + 3.50%)		12/22/2028		5,004,755	4,996,947
Quikrete Holdings, Inc. 2023 Term Loan B	8.191% (1 mo. USD Term SOFR + 2.75%)		3/19/2029		6,405,182	6,415,815
Smyrna Ready Mix Concrete LLC 2023 Term Loan	8.82% (1 mo. USD Term SOFR + 3.50%)		4/2/2029		5,152,671	5,171,994
Total						57,431,771

Chemicals 2.33%
Aruba Investments, Inc. 2020 2nd Lien Term Loan	13.176% (1 mo. USD Term SOFR + 7.75%)		11/24/2028		6,401,900	6,124,506
DCG Acquisition Corp. Term Loan B	9.926% (1 mo. USD Term SOFR + 4.50%)		9/30/2026		16,891,744	16,870,629
Hexion Holdings Corp. 2022 USD Term Loan	–	(f)	3/15/2029		49,409	47,553
INEOS U.S. Finance LLC 2024 USD Term Loan B	9.076% (1 mo. USD Term SOFR + 3.75%)		2/7/2031		14,288,824	14,212,950
LSF11 A5 Holdco LLC 2023 Incremental Term Loan B	9.676% (1 mo. USD Term SOFR + 4.25%)		10/15/2028		7,805,234	7,820,844
LSF11 A5 Holdco LLC Term Loan	–	(f)	10/15/2028		4,024,062	4,014,625
Nouryon Finance BV 2023 USD Term Loan B (Netherlands)(d)	9.419% (3 mo. USD Term SOFR + 4.00%)		4/3/2028		19,940,469	19,977,857
Olympus Water U.S. Holding Corp. 2021 USD Term Loan B	9.36% (3 mo. USD Term SOFR + 3.75%)		11/9/2028		8,088,253	8,090,032
Olympus Water U.S. Holding Corp. 2024 Term Loan	9.566% (3 mo. USD Term SOFR + 4.25%)		11/9/2028		2,931,152	2,943,067
Plaskolite LLC 2021 Term Loan	9.441% (1 mo. USD Term SOFR + 4.00%)		12/15/2025		14,613,092	14,317,835
PMHC II, Inc. 2022 Term Loan B	9.723% (3 mo. USD Term SOFR + 4.25%)		4/23/2029		16,241,476	15,889,848
Starfruit Finco BV 2023 Term Loan B (Netherlands)(d)	9.424% (1 mo. USD Term SOFR + 4.00%)		4/3/2028		4,781,797	4,789,281
Total						115,099,027

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Commercial Services 4.90%
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B	9.176% (1 mo. USD Term SOFR + 3.75%)		5/12/2028		$16,758,606	$16,712,855
Amentum Government Services Holdings LLC Term Loan B	9.441% (1 mo. USD Term SOFR + 4.00%)		1/29/2027		5,655,794	5,667,586
AVSC Holding Corp. 2020 Term Loan B1 PIK 0.25%	8.926% (1 mo. USD Term SOFR + 3.25%)		3/3/2025		12,758,028	12,623,367
BCP V Modular Services Holdings IV Ltd. EUR Term Loan B	8.35% (3 mo. EURIBOR + 4.43%)		12/15/2028	EUR	9,225,000	9,833,283
CHG Healthcare Services, Inc. 2021 Term Loan	8.691% (1 mo. USD Term SOFR + 3.25%)		9/29/2028		$9,195,257	9,191,855
CHG Healthcare Services, Inc. 2023 Incremental Term Loan	9.076% - 9.09% (1 mo. USD Term SOFR + 3.75%) (3 mo. USD Term SOFR + 3.75%)		9/29/2028		5,464,450	5,475,843
CoreLogic, Inc. 2nd Lien Term Loan	11.941% (1 mo. USD Term SOFR + 6.50%)		6/4/2029		10,068,544	9,168,718
CoreLogic, Inc. Term Loan	8.941% (1 mo. USD Term SOFR + 3.50%)		6/2/2028		49,746	48,568
Garda World Security Corp. 2022 Term Loan B (Canada)(d)	9.625% (3 mo. USD Term SOFR + 4.25%)		2/1/2029		17,694,502	17,719,806
GTCR W Merger Sub LLC USD Term Loan B	8.326% (1 mo. USD Term SOFR + 3.00%)		1/31/2031		10,887,000	10,941,435
Homeserve USA Holding Corp. Term Loan	8.32% (1 mo. USD Term SOFR + 3.00%)		10/21/2030		10,467,000	10,471,919
IFCO Management GmbH 2024 EUR Term Loan B	–	(f)	11/29/2029	EUR	7,424,457	8,038,031
KUEHG Corp. 2023 Term Loan	10.348% (3 mo. USD Term SOFR + 5.00%)		6/12/2030		$10,415,801	10,451,059
Mavis Tire Express Services Corp. 2024 Term Loan B	9.076% (1 mo. USD Term SOFR + 3.75%)		5/4/2028		15,032,460	15,065,456
PG Investment Co. 59 SARL Term Loan B (Luxembourg)(d)	–	(f)	2/24/2031		17,985,172	18,022,671
Spin Holdco, Inc. 2021 Term Loan	9.625% (3 mo. USD Term SOFR + 4.00%)		3/4/2028		17,924,267	16,352,667
Spring Education Group, Inc. Term Loan	9.848% (3 mo. USD Term SOFR + 4.50%)		10/4/2030		15,642,338	15,659,467

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Commercial Services (continued)
Techem Verwaltungsgesellschaft 675 mbH 2024 EUR Term Loan B	–	(f)	7/15/2029	EUR	7,452,055	$8,051,680
TruGreen Ltd. Partnership 2020 Term Loan	9.426% (1 mo. USD Term SOFR + 4.00%)		11/2/2027		$9,793,744	9,485,975
Verscend Holding Corp. 2021 Term Loan B	9.441% (1 mo. USD Term SOFR + 4.00%)		8/27/2025		19,509,256	19,547,885
Wand NewCo 3, Inc. 2024 Term Loan B	9.076% (1 mo. USD Term SOFR + 3.75%)		1/30/2031		13,685,333	13,723,858
Total						242,253,984

Computers 0.58%
Ahead DB Holdings LLC 2024 Incremental Term Loan B	9.569% (3 mo. USD Term SOFR + 4.25%)		1/24/2031		13,803,786	13,821,041
Vision Solutions, Inc. 2021 Incremental Term Loan	9.586% (3 mo. USD Term SOFR + 4.00%)		4/24/2028		15,008,717	14,929,921
Total						28,750,962

Construction & Engineering 0.09%
Aegion Corp. 2024 Term Loan	9.576% (1 mo. USD Term SOFR + 4.25%)		5/17/2028		49,775	49,775
Brand Industrial Services, Inc. 2023 Term Loan B	10.806% (3 mo. USD Term SOFR + 5.50%)		8/1/2030		4,505,486	4,521,977
Total						4,571,752

Consumer Non-Durables 0.19%
Anastasia Parent LLC 2018 Term Loan B	9.36% (3 mo. USD Term SOFR + 3.75%)		8/11/2025		12,637,590	9,231,064

Containers & Packaging 1.20%
Berlin Packaging LLC 2021 Term Loan B5	9.193% - 9.36% (1 mo. USD Term SOFR + 3.75%) (3 mo. USD Term SOFR + 3.75%)		3/11/2028		49,746	49,680
Charter NEX U.S., Inc. 2024 Term Loan B	–	(f)	12/1/2027		13,403,945	13,413,261
Iris Holding, Inc. Term Loan	10.163% (3 mo. USD Term SOFR + 4.75%)		6/28/2028		5,581,738	5,293,358
Kouti BV 2021 EUR Term Loan	7.377% (3 mo. EURIBOR + 3.43%)		8/31/2028	EUR	9,503,000	10,160,786

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Containers & Packaging (continued)
Pretium Packaging LLC Second Out Term Loan A1	9.906% (3 mo. USD Term SOFR + 4.60%)		10/2/2028		$18,995,973	$16,906,416
Proampac PG Borrower LLC 2023 Term Loan	9.798% - 9.82% (3 mo. USD Term SOFR + 4.50%)		9/15/2028		9,446,000	9,471,976
Tosca Services LLC 2021 Term Loan	9.074% (3 mo. USD Term SOFR + 3.50%)		8/18/2027		4,764,744	3,986,518
Total						59,281,995

Cosmetics/Personal Care 0.22%
Sunshine Luxembourg VII SARL 2021 USD Term Loan B3 (Luxembourg)(d)	8.948% (3 mo. USD Term SOFR + 3.50%)		10/1/2026		10,784,513	10,812,229

Distribution/Wholesale 1.14%
BCPE Empire Holdings, Inc. 2024 Term Loan	9.326% (1 mo. USD Term SOFR + 4.00%)		12/11/2028		14,883,558	14,903,130
Owens & Minor, Inc. 2022 Term Loan B	9.176% - 9.20% (1 mo. USD Term SOFR + 3.75%) (3 mo. USD Term SOFR + 3.75%)		3/29/2029		10,422,041	10,477,434
Parts Europe SA EUR Term Loan B	–	(f)	2/3/2031	EUR	13,504,040	14,605,741
Windsor Holdings III LLC USD Term Loan B	9.824% (1 mo. USD Term SOFR + 4.50%)		8/1/2030		$16,398,009	16,446,711
Total						56,433,016

Diversified Capital Goods 0.47%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B	7.452% (3 mo. EURIBOR + 3.50%)		3/16/2029	EUR	13,369,227	14,256,842
Tank Holding Corp. 2022 Term Loan	11.176% (1 mo. USD Term SOFR + 5.75%)		3/31/2028		$9,142,348	9,073,781
Total						23,330,623

Diversified Financial Services 3.25%
Advisor Group, Inc. 2023 Term Loan B	9.826% (1 mo. USD Term SOFR + 4.50%)		8/17/2028		19,132,108	19,157,267
Advisor Group, Inc. 2024 Fungible Term Loan	–	(f)	8/16/2028		3,054,122	3,058,138
Aretec Group, Inc. 2023 Incremental Term Loan	9.926% (1 mo. USD Term SOFR + 4.50%)		8/9/2030		11,374,421	11,434,876
Castlelake Aviation Ltd. 2023 Incremental Term Loan B	8.135% (3 mo. USD Term SOFR + 2.75%)		10/22/2027		12,822,080	12,832,082

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
DRW Holdings LLC 2021 Term Loan	–	(f)	3/1/2028	$16,858,699	$16,848,162
Edelman Financial Center LLC 2021 Term Loan B	8.941% (1 mo. USD Term SOFR + 3.50%)		4/7/2028	5,493,717	5,483,938
HighTower Holdings LLC 2021 Term Loan B	–	(f)	4/21/2028	10,863,545	10,881,633
Jane Street Group LLC 2024 Term Loan B	7.941% (1 mo. USD Term SOFR + 2.50%)		1/26/2028	33,244,639	33,209,067
Minotaur Acquisition, Inc. Term Loan B	10.176% (1 mo. USD Term SOFR + 4.75%)		3/27/2026	16,929,842	16,934,074
NFP Corp. 2020 Term Loan	8.691% (1 mo. USD Term SOFR + 3.25%)		2/16/2027	16,839,028	16,883,062
Nuvei Technologies Corp. USD Term Loan (Canada)(d)	8.426% (1 mo. USD Term SOFR + 3.00%)		12/19/2030	13,751,000	13,778,983
Total					160,501,282

Electric 0.30%
Helix Gen Funding LLC 2023 Term Loan	10.098% (3 mo. USD Term SOFR + 4.75%)		12/31/2027	14,577,992	14,643,156

Electric: Generation 0.47%
Astoria Energy LLC 2020 Term Loan B	8.941% (1 mo. USD Term SOFR + 3.50%)		12/10/2027	7,731,995	7,738,993
EFS Cogen Holdings I LLC 2020 Term Loan B	9.11% (3 mo. USD Term SOFR + 3.50%)		10/1/2027	10,252,614	10,259,022
ExGen Renewables IV LLC 2020 Term Loan	8.105% (3 mo. USD Term SOFR + 2.50%)		12/15/2027	226,595	225,957
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	7.11% (3 mo. USD Term SOFR + 1.50%)		7/28/2028	2,863,989	1,503,595
Frontera Generation Holdings LLC 2021 Term Loan	18.61% (3 mo. USD Term SOFR + 13.00%)		7/28/2026	2,950,702	3,304,786
Total					23,032,353

Electric: Integrated 0.24%
Compass Power Generation LLC 2022 Term Loan B2	9.69% (1 mo. USD Term SOFR + 4.25%)		4/14/2029	11,712,432	11,801,915

Electronics 0.20%
Roper Industrial Products Investment CO. LLC 2023 USD Term Loan	9.348% (3 mo. USD Term SOFR + 4.00%)		11/22/2029	9,858,935	9,903,301

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Engineering & Construction 0.25%
Service Logic Acquisition, Inc. Term Loan	9.441% - 9.57% (1 mo. USD Term SOFR + 4.00%) (3 mo. USD Term SOFR + 4.00%)		10/29/2027		$12,588,939	$12,596,807

Entertainment 1.69%
Caesars Entertainment Corp. Term Loan B	8.663% (3 mo. USD Term SOFR + 3.25%)		2/6/2030		16,503,601	16,549,481
Caesars Entertainment, Inc. 2024 Term Loan B1	8.041% (3 mo. USD Term SOFR + 2.75%)		2/6/2031		19,782,000	19,790,308
Cinemark USA, Inc. 2023 Term Loan B	9.071% - 9.10% (1 mo. USD Term SOFR + 3.75%) (3 mo. USD Term SOFR + 3.75%)		5/24/2030		9,966,259	9,995,361
ECL Entertainment LLC 2023 Term Loan B	10.076% (1 mo. USD Term SOFR + 4.75%)		8/31/2030		8,912,223	8,965,161
Motion Finco SARL 2023 EUR Term Loan B	7.925% (3 mo. EURIBOR + 4.00%)		11/12/2029	EUR	8,492,557	9,157,961
Motion Finco SARL 2024 USD Term Loan B (Luxembourg)(d)	9.11% (3 mo. USD Term SOFR + 3.50%)		11/12/2029		$10,403,765	10,384,258
Ontario Gaming GTA LP Term Loan B (Canada)(d)	–	(f)	8/1/2030		8,926,000	8,929,169
Total						83,771,699

Environmental Control 0.41%
Heritage-Crystal Clean, Inc. Term Loan B	10.317% (3 mo. USD Term SOFR + 5.00%)		10/17/2030		11,199,000	11,260,259
Madison IAQ LLC Term Loan	8.685% (1 mo. USD Term SOFR + 3.25%)		6/21/2028		9,180,768	9,160,249
Total						20,420,508

Financial 2.56%
Acrisure LLC 2021 First Lien Term Loan B	9.691% (1 mo. USD LIBOR + 4.25%)		2/15/2027		17,730,586	17,793,440
Armor Holding II LLC 2021 Term Loan B	9.934% (6 mo. USD Term SOFR + 4.50%)		12/11/2028		7,061,917	7,095,461
AssuredPartners, Inc. 2020 Term Loan B	8.941% (1 mo. USD Term SOFR + 3.50%)		2/12/2027		18,557,362	18,592,157
Asurion LLC 2021 Second Lien Term Loan B4	10.691% (1 mo. USD Term SOFR + 5.25%)		1/20/2029		24,192,469	22,882,688

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Financial (continued)
Asurion LLC 2022 Term Loan B10	9.426% (1 mo. USD Term SOFR + 4.00%)		8/19/2028		$11,162,639	$11,094,436
Edelman Financial Center LLC 2018 2nd Lien Term Loan	12.191% (1 mo. USD Term SOFR + 6.75%)		7/20/2026		10,580,063	10,627,462
Hudson River Trading LLC 2021 Term Loan	8.441% (1 mo. USD Term SOFR + 3.00%)		3/20/2028		20,835,316	20,734,474
NEXUS Buyer LLC Term Loan B	9.176% (1 mo. USD Term SOFR + 3.75%)		11/9/2026		5,854,407	5,772,679
OneDigital Borrower LLC 2021 Term Loan	–	(f)	11/16/2027		12,071,291	12,093,985
Total						126,686,782

Food 0.75%
Chobani LLC 2023 Incremental Term Loan	9.068% (1 mo. USD Term SOFR + 3.75%)		10/25/2027		12,445,000	12,481,962
K-MAC Holdings Corp. 2024 Add-on Term Loan	–	(f)	7/15/2028		1,101,352	1,103,185
Upfield BV 2023 USD Term Loan B7 (Netherlands)(d)	–	(f)	1/2/2028		9,453,320	9,403,690
Wm Morrison EUR Term Loan B1	8.651% (3 mo. EURIBOR + 4.75%)		11/4/2027	EUR	13,530,000	14,306,844
Total						37,295,681

Food/Tobacco 0.18%
NPC International, Inc. 2nd Lien Term Loan(h)	1.00%		4/18/2025		$9,531,000	–	(i)(j)
Reynolds Group Holdings, Inc. 2021 Term Loan B	8.691% (1 mo. USD Term SOFR + 3.25%)		9/24/2028		8,953,444	8,976,544
Total						8,976,544

Gaming/Leisure 1.95%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(d)	10.818% (6 mo. USD Term SOFR + 5.25%)		7/1/2028		14,921,961	14,670,227
AVSC Holding Corp. 2018 2nd Lien Term Loan	12.691% (1 mo. USD Term SOFR + 7.25%)		9/1/2025		3,538,783	3,333,091
Fertitta Entertainment LLC 2022 Term Loan B	–	(f)	1/27/2029		25,756,896	25,807,637
Hilton Grand Vacations Borrower LLC 2021 Term Loan B	8.191% (1 mo. USD Term SOFR + 2.75%)		8/2/2028		14,712,036	14,719,907
PENN Entertainment, Inc. 2022 Term Loan B	8.176% (1 mo. USD Term SOFR + 2.75%)		5/3/2029		7,854,478	7,829,933
Sabre GLBL, Inc. 2021 Term Loan B1	8.941% (1 mo. USD Term SOFR + 3.50%)		12/17/2027		853,634	724,825
Sabre GLBL, Inc. 2021 Term Loan B2	8.941% (1 mo. USD Term SOFR + 3.50%)		12/17/2027		1,232,670	1,046,666

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Gaming/Leisure (continued)
Scientific Games Holdings LP 2022 USD Term Loan B	8.58% (3 mo. USD Term SOFR + 3.25%)		4/4/2029	$14,821,984	$14,807,459
United FP Holdings LLC 2019 1st Lien Term Loan	9.574% (3 mo. USD Term SOFR + 4.00%)		12/30/2026	14,674,614	13,269,520
Total					96,209,265

Gas 0.28%
NGL Energy Partners LP 2024 Term Loan B	9.826% (1 mo. USD Term SOFR + 4.50%)		2/2/2031	13,574,400	13,638,064

Gas Distribution 0.23%
Freeport LNG Investments LLLP Term Loan B	9.079% (3 mo. USD Term SOFR + 3.50%)		12/21/2028	11,572,650	11,487,706

Health Care Products 0.70%
Curia Global, Inc. 2021 Term Loan	9.163% - 9.18% (1 mo. USD Term SOFR + 3.75%) (3 mo. USD Term SOFR + 3.75%)		8/30/2026	14,472,997	13,680,021
Medline Borrower LP USD Term Loan B	8.441% (1 mo. USD Term SOFR + 3.00%)		10/23/2028	20,976,875	21,003,096
Total					34,683,117

Health Care Services 2.37%
ADMI Corp. 2023 Term Loan B5	11.076% (1 mo. USD Term SOFR + 5.75%)		12/23/2027	23,566,766	23,540,253
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	10.813% (3 mo. USD Term SOFR + 5.50%)		3/30/2029	4,310,000	4,256,125
Heartland Dental LLC 2023 Term Loan B	10.32% (1 mo. USD Term SOFR + 5.00%)		4/28/2028	20,240,240	20,289,627
LifePoint Health, Inc. 2023 Term Loan B	11.087% (3 mo. USD Term SOFR + 5.50%)		11/16/2028	50,000	50,098
National Mentor Holdings, Inc. 2021 Term Loan	–	(f)	3/2/2028	9,843,433	9,211,829
National Mentor Holdings, Inc. 2021 Term Loan C	–	(f)	3/2/2028	203,567	190,505
Select Medical Corp. 2023 Term Loan B1	8.326% (1 mo. USD Term SOFR + 3.00%)		3/6/2027	12,085,860	12,093,474
Star Parent, Inc. Term Loan B	9.348% (3 mo. USD Term SOFR + 4.00%)		9/27/2030	21,886,000	21,639,892
Surgery Center Holdings, Inc. 2023 Term Loan	8.82% (1 mo. USD Term SOFR + 3.50%)		12/19/2030	9,957,959	9,990,471

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Health Care Services (continued)
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	11.11% - 11.32% (3 mo. USD Term SOFR + 5.50%)	10/1/2025	$20,223,232	$16,128,027
Total				117,390,301

Healthcare 5.79%
Athenahealth Group, Inc. 2022 Term Loan B	8.576% (1 mo. USD Term SOFR + 3.25%)	2/15/2029	25,639,934	25,483,658
Bella Holding Co. LLC 2021 Term Loan B	9.071% (1 mo. USD Term SOFR + 3.75%)	5/10/2028	9,945,139	9,937,381
CCRR Parent, Inc. Term Loan B	9.191% (1 mo. USD Term SOFR + 3.75%)	3/6/2028	8,739,298	7,898,141
Covetrus, Inc. Term Loan	10.348% (3 mo. USD Term SOFR + 5.00%)	10/13/2029	13,480,070	13,481,013
Da Vinci Purchaser Corp. 2019 Term Loan	9.441% (1 mo. USD Term SOFR + 4.00%)	1/8/2027	9,374,567	9,386,379
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	9.563% (3 mo. USD Term SOFR + 4.25%)	3/30/2029	12,267,903	12,005,677
Electron BidCo, Inc. 2021 Term Loan	8.441% (1 mo. USD Term SOFR + 3.00%)	11/1/2028	11,658,744	11,656,005
eResearchTechnology, Inc. 2020 1st Lien Term Loan	9.941% (1 mo. USD Term SOFR + 4.50%)	2/4/2027	20,887,347	20,938,312
Gainwell Acquisition Corp. Term Loan B	9.448% (3 mo. USD Term SOFR + 4.00%)	10/1/2027	11,816,206	11,328,787
Global Medical Response, Inc. 2020 Term Loan B	9.841% (3 mo. USD Term SOFR + 4.25%)	10/2/2025	25,519,708	22,632,791
Hunter Holdco 3 Ltd. USD Term Loan B (United Kingdom)(d)	9.698% (3 mo. USD Term SOFR + 4.25%)	8/19/2028	21,652,968	21,517,637
LSCS Holdings, Inc. 2021 1st Lien Term Loan	9.941% (1 mo. USD Term SOFR + 4.61%)	12/16/2028	34,529	33,839
MDVIP, Inc. 2021 Term Loan	8.941% (1 mo. USD Term SOFR + 3.50%)	10/16/2028	9,997,749	10,000,249
MedAssets Software Intermediate Holdings, Inc. 2021 Term Loan	9.441% (1 mo. USD Term SOFR + 4.00%)	12/18/2028	12,478,398	10,489,716
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan	8.676% (1 mo. USD Term SOFR + 3.25%)	11/1/2028	973,296	840,684
Medical Solutions Holdings, Inc. 2021 2nd Lien Term Loan	12.426% (1 mo. USD Term SOFR + 7.00%)	11/1/2029	8,000,000	6,535,040

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Healthcare (continued)
National Mentor Holdings, Inc. 2021 2nd Lien Term Loan	12.698% (3 mo. USD Term SOFR + 7.25%)		3/2/2029	$5,832,027	$4,671,104
Pacific Dental Services LLC 2021 Term Loan	8.941% (1 mo. USD Term SOFR + 3.50%)		5/5/2028	10,045,217	10,059,380
Parexel International Corp. 2021 1st Lien Term Loan	8.691% (1 mo. USD Term SOFR + 3.25%)		11/15/2028	9,359,005	9,361,953
Pathway Vet Alliance LLC 2021 Term Loan	9.191% (1 mo. USD Term SOFR + 3.75%)		3/31/2027	11,363,200	9,770,022
Physician Partners LLC Term Loan	–	(f)	12/26/2028	14,122,672	12,578,005
Press Ganey Holdings, Inc. 2021 Term Loan B	9.191% (1 mo. USD Term SOFR + 3.75%)		7/24/2026	2,835,122	2,820,946
Press Ganey Holdings, Inc. 2022 Incremental Term Loan	9.176% (1 mo. USD Term SOFR + 3.75%)		7/24/2026	6,596,009	6,567,976
Southern Veterinary Partners LLC Term Loan	9.441% (1 mo. USD Term SOFR + 4.00%)		10/5/2027	18,099,295	18,096,490
Summit Behavioral Healthcare LLC 1st Lien Term Loan	10.355% (3 mo. USD Term SOFR + 4.75%)		11/24/2028	18,149,111	18,157,641
Total					286,248,826

Home Furnishings 0.21%
AI Aqua Merger Sub, Inc. 2023 Incremental Term Loan(k)	9.572% (1 mo. USD Term SOFR + 4.25%)		7/31/2028	10,378,000	10,400,728

Housewares 0.24%
Springs Windows Fashions LLC 2021 Term Loan B	9.441% (1 mo. USD Term SOFR + 4.00%)		10/6/2028	13,266,940	12,056,332

Housing 1.36%
Icebox Holdco III, Inc. 2021 2nd Lien Term Loan	12.36% (3 mo. USD Term SOFR + 6.75%)		12/21/2029	8,019,639	7,738,952
LBM Acquisition LLC Term Loan B	9.176% (1 mo. USD Term SOFR + 3.75%)		12/17/2027	14,579,848	14,553,458
Oscar AcquisitionCo LLC Term Loan B	9.948% (3 mo. USD Term SOFR + 4.50%)		4/29/2029	8,961,449	8,948,366
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	8.066% (1 mo. USD Term SOFR + 2.63%)		2/1/2027	7,326,869	7,336,980

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Housing (continued)
Solis IV BV USD Term Loan B1 (Netherlands)(d)	8.824% (3 mo. USD Term SOFR + 3.50%)	2/26/2029	$12,424,404	$12,306,682
SRS Distribution, Inc. 2021 Term Loan B	8.941% (1 mo. USD Term SOFR + 3.50%)	6/2/2028	7,759,958	7,759,958
White Cap Buyer LLC Term Loan B	9.076% (1 mo. USD Term SOFR + 3.75%)	10/19/2027	8,461,172	8,480,717
Total				67,125,113

Information Technology 3.89%
Apttus Corp. 2021 Term Loan	9.441% (1 mo. USD Term SOFR + 4.00%)	5/8/2028	15,994,012	16,031,518
Ascend Learning LLC 2021 Term Loan	8.926% (1 mo. USD Term SOFR + 3.50%)	12/11/2028	19,371,328	19,069,910
Barracuda Networks, Inc. 2022 2nd Lien Term Loan	12.313% (3 mo. USD Term SOFR + 7.00%)	8/15/2030	9,907,507	8,929,141
Cloud Software Group, Inc. 2022 USD Term Loan B	9.948% (3 mo. USD Term SOFR + 4.50%)	3/30/2029	38,448,187	38,169,822
ConnectWise LLC 2021 Term Loan B	9.11% (3 mo. USD Term SOFR + 3.50%)	9/29/2028	11,618,643	11,616,842
Constant Contact Inc Term Loan	9.588% (3 mo. USD Term SOFR + 4.00%)	2/10/2028	9,453,000	9,201,928
Ensono LP 2021 Term Loan	9.439% - 9.44% (1 mo. USD Term SOFR + 4.00%)	5/26/2028	13,158,996	12,756,001
Greeneden U.S. Holdings II LLC 2020 USD Term Loan B4	9.441% (1 mo. USD Term SOFR + 4.00%)	12/1/2027	9,356,827	9,399,728
McAfee LLC 2022 USD Term Loan B	9.178% (1 mo. USD Term SOFR + 3.75%)	3/1/2029	23,921,455	23,870,144
Polaris Newco LLC 2nd Lien Term Loan	14.443% (3 mo. USD Term SOFR + 9.00%)	6/4/2029	2,738,279	2,738,279
Project Boost Purchaser LLC 2019 Term Loan B	8.941% (1 mo. USD Term SOFR + 3.50%)	6/1/2026	4,341,823	4,346,577
RealPage, Inc. 1st Lien Term Loan	8.441% (1 mo. USD Term SOFR + 3.00%)	4/24/2028	14,949,242	14,569,008
Storable, Inc. Term Loan B	8.684% - 8.85% (1 mo. USD Term SOFR + 3.50%) (3 mo. USD Term SOFR + 3.50%)	4/17/2028	9,310,297	9,311,787
Surf Holdings LLC USD Term Loan	8.936% (1 mo. USD Term SOFR + 3.50%)	3/5/2027	12,147,163	12,163,987
Total				192,174,672

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Insurance 2.80%
Acrisure LLC 2020 Term Loan B	8.941% (1 mo. USD LIBOR + 3.50%)		2/15/2027		$11,567,796	$11,570,514
Acrisure LLC 2023 Term Loan	9.826% (1 mo. USD Term SOFR + 4.50%)		11/6/2030		2,390,000	2,407,925
Alliant Holdings Intermediate LLC 2023 Term Loan B6	8.821% (1 mo. USD Term SOFR + 3.50%)		11/6/2030		7,680,810	7,692,600
Amynta Agency Borrower, Inc. 2023 1st Lien Term Loan B	9.576% (1 mo. USD Term SOFR + 4.25%)		2/28/2028		18,694,584	18,729,636
AssuredPartners, Inc. 2023 Term Loan B4	9.076% (1 mo. USD Term SOFR + 3.75%)		2/12/2027		3,147,866	3,156,130
AssuredPartners, Inc. 2024 Incremental Term Loan B5	–	(f)	2/8/2031		4,142,800	4,148,641
Asurion LLC 2023 Term Loan B11	9.676% (1 mo. USD Term SOFR + 4.25%)		8/19/2028		21,118,854	21,039,658
Broadstreet Partners, Inc. 2023 Term Loan B3	9.076% (1 mo. USD Term SOFR + 3.75%)		1/27/2029		6,652,000	6,662,743
Howden Group Holdings Ltd. 2024 USD Term Loan B (United Kingdom)(d)	8.807% (3 mo. USD Term SOFR + 3.50%)		2/15/2031		22,263,800	22,177,973
HUB International Ltd. 2024 Term Loan B	8.574% (3 mo. USD Term SOFR + 3.25%)		6/20/2030		12,282,856	12,283,470
Jones Deslauriers Insurance Management, Inc. 2024 Term Loan B (Canada)(d)	8.805% (3 mo. USD Term SOFR + 3.50%)		3/15/2030		6,582,398	6,598,854
Sedgwick Claims Management Services, Inc. 2023 Term Loan B	9.076% (1 mo. USD Term SOFR + 3.75%)		2/24/2028		12,312,351	12,344,548
USI, Inc. 2023 Term Loan B	8.348% (3 mo. USD Term SOFR + 3.00%)		11/22/2029		9,471,058	9,478,682
Total						138,291,374

Integrated Energy 0.19%
Esdec Solar Group BV Term Loan B (Netherlands)(d)	10.36% (3 mo. USD Term SOFR + 4.75%)		8/30/2028		9,989,085	9,514,603

Internet 1.94%
Arches Buyer, Inc. 2021 Term Loan B	8.676% (1 mo. USD Term SOFR + 3.25%)		12/6/2027		12,018,155	11,545,902
Endure Digital, Inc. Term Loan	9.422% (3 mo. USD Term SOFR + 3.50%)		2/10/2028		14,376,698	14,107,135

ION Trading Technologies SARL 2021 EUR Term Loan B	–	(f)	4/3/2028	EUR	8,281,213	8,675,421
Magnite, Inc. 2024 Term Loan B	9.816% (3 mo. USD Term SOFR + 4.50%)		2/6/2031		$9,526,000	9,537,907

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Internet (continued)
MH Sub I LLC 2021 2nd Lien Term Loan	11.576% (1 mo. USD Term SOFR + 6.25%)	2/23/2029		$6,571,848	$6,348,701
MH Sub I LLC 2023 Term Loan	9.576% (1 mo. USD Term SOFR + 4.25%)	5/3/2028		26,850,411	26,451,011
Titan AcquisitionCo New Zealand Ltd. 2021 USD Term Loan (New Zealand)(d)	9.61% (3 mo. USD Term SOFR + 4.00%)	10/18/2028		9,656,797	9,614,597
Uber Technologies, Inc. 2023 Term Loan B	8.135% (3 mo. USD Term SOFR + 2.75%)	3/3/2030		9,696,521	9,732,156
Total					96,012,830

Internet Companies 0.25%
NEXUS Buyer LLC 2021 Second Lien Term Loan	11.676% (1 mo. USD Term SOFR + 6.25%)	11/5/2029		12,325,361	12,148,184

Investment Management Companies 0.43%
Aragorn Parent Corp. Term Loan	9.571% (1 mo. USD Term SOFR + 4.25%)	6/15/2028		7,946,000	7,967,534
GIP Pilot Acquisition Partners LP Term Loan	8.327% (3 mo. USD Term SOFR + 3.00%)	10/4/2030		8,853,000	8,867,784
NEXUS Buyer LLC 2023 Term Loan B2	9.826% (1 mo. USD Term SOFR + 4.50%)	12/13/2028		4,248,000	4,205,520
Total					21,040,838

Leisure 0.15%
Carnival Corp. 2021 Incremental Term Loan B	8.691% (1 mo. USD Term SOFR + 3.25%)	10/18/2028		7,438,815	7,459,755

Leisure Time 0.91%
Amer Sports Co. USD Term Loan	8.576% (3 mo. USD Term SOFR + 3.25%)	2/17/2031		9,493,000	9,493,000
Carnival Corp. 2023 Term Loan B	8.318% (1 mo. USD Term SOFR + 3.00%)	8/8/2027		10,414,235	10,435,948
Fitness International LLC 2024 Term Loan B	10.576% (1 mo. USD Term SOFR + 5.25%)	2/5/2029		16,062,453	15,640,813	(g)
Hurtigruten ASA 2024 EUR OpCo Exit Term Loan	11.932% (3 mo. EURIBOR + 8.00%)	6/30/2027	EUR	2,645,271	2,983,203
Life Time Fitness, Inc 2023 1st Lien Term Loan B	9.824% (3 mo. USD Term SOFR + 4.25%)	1/15/2026		$6,544,546	6,595,005
Total					45,147,969

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Lodging 0.54%
Aimbridge Acquisition Co., Inc. 2019 Term Loan B	9.191% (1 mo. USD Term SOFR + 3.75%)		2/2/2026	$49,740	$47,688
Hilton Grand Vacations Borrower LLC 2024 Incremental Term Loan B	8.191% (1 mo. USD Term SOFR + 2.75%)		1/17/2031	12,932,385	12,929,669
Spectacle Gary Holdings LLC 2021 Term Loan B	9.748% (3 mo. USD Term SOFR + 4.25%)		12/11/2028	13,765,569	13,537,611
Total					26,514,968

Machinery: Diversified 1.10%
CPM Holdings, Inc. 2023 Term Loan	9.828% (1 mo. USD Term SOFR + 4.50%)		9/28/2028	7,075,000	7,088,265
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Incremental Term Loan	12.11% (3 mo. USD Term SOFR + 6.50%)		5/21/2029	1,175,215	1,154,649
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Term Loan	11.61% (3 mo. USD Term SOFR + 6.00%)		5/21/2029	8,681,999	8,530,064
LSF12 Badger Bidco LLC Term Loan B	11.321% (1 mo. USD Term SOFR + 6.00%)		8/30/2030	12,193,596	12,193,596
Project Castle, Inc. Term Loan B	10.83% - 10.85% (3 mo. USD Term SOFR + 5.50%)		6/1/2029	49,748	45,188
SPX Flow, Inc. 2022 Term Loan	9.926% (1 mo. USD Term SOFR + 4.50%)		4/5/2029	18,302,678	18,358,776
Titan Acquisition Ltd. 2024 Term Loan B (Canada)(d)	–	(f)	2/1/2029	7,148,329	7,094,716
Total					54,465,254

Manufacturing 3.22%
AMC Entertainment Holdings, Inc. 2019 Term Loan B	8.433% (1 mo. USD Term SOFR + 3.00%)		4/22/2026	16,130,864	13,243,036
Chamberlain Group, Inc. Term Loan B	8.676% (1 mo. USD Term SOFR + 3.25%)		11/3/2028	11,953,974	11,943,514
CMG Media Corp. 2021 Term Loan	8.948% (3 mo. USD Term SOFR + 3.50%)		12/17/2026	15,225,289	12,851,742
CSC Holdings, LLC 2019 Term Loan B5	–	(f)	4/15/2027	18,096,000	16,994,768
DirecTV Financing LLC Term Loan	10.441% (1 mo. USD Term SOFR + 5.00%)		8/2/2027	11,786,136	11,794,092
Engineered Machinery Holdings, Inc. 2021 USD Incremental Term Loan	9.36% (3 mo. USD Term SOFR + 3.75%)		5/19/2028	7,737,199	7,654,991
Frontier Communications Corp. 2021 1st Lien Term Loan	9.191% (1 mo. USD Term SOFR + 3.75%)		10/8/2027	17,656,830	17,615,866

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Manufacturing (continued)
II-VI, Inc. 2022 Term Loan B	8.191% (1 mo. USD Term SOFR + 2.75%)	7/2/2029	$14,281,026	$14,309,588
Numericable Group SA USD Term Loan B11 (France)(d)	8.324% (3 mo. USD LIBOR + 2.75%)	7/31/2025	2,988,224	2,961,285
Pro Mach Group, Inc. 2021 Term Loan B	9.076% (1 mo. USD Term SOFR + 3.75%)	8/31/2028	9,457,693	9,480,817
Titan Acquisition Ltd. 2018 Term Loan B (Canada)(d)	8.441% (1 mo. USD Term SOFR + 3.00%)	3/28/2025	8,847,269	8,764,326
Univision Communications, Inc. 2022 First Lien Term Loan B	9.598% (3 mo. USD Term SOFR + 4.25%)	6/24/2029	123,744	124,069
Vertical U.S. Newco, Inc. Term Loan B	9.081% (6 mo. USD Term SOFR + 3.50%)	7/30/2027	5,618,779	5,633,781
Virgin Media Bristol LLC USD Term Loan N	7.932% (1 mo. USD Term SOFR + 2.50%)	1/31/2028	26,210,077	26,004,590
Total				159,376,465

Media 0.68%
Gray Television, Inc. 2021 Term Loan D	8.443% (1 mo. USD Term SOFR + 3.00%)	12/1/2028	8,696,726	8,200,143
Sinclair Television Group, Inc. Term Loan B2B	7.941% (1 mo. USD Term SOFR + 2.50%)	9/30/2026	9,513,000	9,150,317
Univision Communications, Inc. 2021 First Lien Term Loan B	8.691% (1 mo. USD Term SOFR + 3.25%)	3/15/2026	10,689,334	10,693,342
Virgin Media Bristol LLC 2023 USD Term Loan Y	8.79% (6 mo. USD Term SOFR + 3.25%)	3/31/2031	5,443,000	5,416,492
Total				33,460,294

Metal Fabricate/Hardware 0.30%
Crosby U.S. Acquisition Corp. 2024 Term Loan B	9.307% (3 mo. USD Term SOFR + 4.00%)	8/12/2029	6,177,176	6,210,657
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan(k)	11.421% - 11.43% (1 mo. USD Term SOFR + 6.00%)	3/31/2028	2,607,306	2,587,751
Tank Holding Corp. 2023 Incremental Term Loan	11.426% (1 mo. USD Term SOFR + 6.00%)	3/31/2028	6,043,172	5,997,848
Total				14,796,256

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Metals & Mining 0.07%
Arsenal AIC Parent LLC 2024 Term Loan B	9.07% (1 mo. USD Term SOFR + 3.75%)		8/18/2030	$3,333,634	$3,339,884

Miscellaneous Manufacture 0.22%
LTI Holdings, Inc. 2018 Add On 1st Lien Term Loan	8.941% (1 mo. USD Term SOFR + 3.50%)		9/6/2025	49,738	49,183
Touchdown Acquirer, Inc. Delayed Draw Term Loan(k)	–	(f)	2/7/2031	1,957,992	1,961,663
Touchdown Acquirer, Inc. USD Term Loan	–	(f)	2/7/2031	8,941,495	8,958,261
Total					10,969,107

Office Furniture & Business Equipment 0.29%
Xerox Holdings Corp. 2023 Term Loan B	9.326% (1 mo. USD Term SOFR + 4.00%)		11/17/2029	14,154,000	14,195,330

Oil & Gas 0.35%
Parkway Generation LLC Term Loan B	10.324% (3 mo. USD Term SOFR + 4.75%)		2/18/2029	15,426,197	15,350,994
Parkway Generation LLC Term Loan C	10.324% (3 mo. USD Term SOFR + 4.75%)		2/18/2029	2,042,445	2,032,489
Total					17,383,483

Packaging 0.36%
Clydesdale Acquisition Holdings, Inc. Term Loan B	9.101% (1 mo. USD Term SOFR + 3.68%)		4/13/2029	16,109,683	16,111,374
Graham Packaging Co., Inc. 2021 Term Loan	8.441% (1 mo. USD Term SOFR + 3.00%)		8/4/2027	1,868,244	1,868,786
Total					17,980,160

Personal & Household Products 0.40%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	9.08% (1 mo. USD Term SOFR + 3.75%)		7/31/2028	19,677,308	19,647,595

Pharmaceuticals 1.47%
Canopy Growth Corp. Term Loan (Canada)(d)	13.941% (1 mo. USD Term SOFR + 8.50%)		3/18/2026	4,632,675	3,833,538
Ceva Sante Animale 2023 USD Term Loan B (France)(d)	9.564% (3 mo. USD Term SOFR + 4.25%)		11/1/2030	4,290,000	4,305,208
IVC Acquisition Ltd. 2023 USD Term Loan B (United Kingdom)(d)	10.886% (3 mo. USD Term SOFR + 5.50%)		12/6/2028	15,000,000	15,060,975
Jazz Financing Lux SARL 2024 Term Loan B (Luxembourg)(d)	8.441% (1 mo. USD Term SOFR + 3.00%)		5/5/2028	20,318,906	20,369,703

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pharmaceuticals (continued)
Organon & Co. USD Term Loan	8.433% (1 mo. USD Term SOFR + 3.00%)		6/2/2028	$19,073,093	$19,120,871
Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan	–	(f)	11/30/2027	9,877,336	9,892,745
Total					72,583,040

Pipelines 1.97%
BIP PipeCo Holdings LLC Term Loan B	8.58% (3 mo. USD Term SOFR + 3.25%)		12/6/2030	10,645,000	10,648,353
Brazos Delaware II LLC 2023 Term Loan B	9.07% (1 mo. USD Term SOFR + 3.75%)		2/11/2030	11,845,719	11,850,339
Epic Crude Services LP Term Loan B	10.605% (3 mo. USD Term SOFR + 5.00%)		3/2/2026	15,811,134	15,860,544
Epic Y-Grade Services LP 2020 Term Loan	11.426% (1 mo. USD Term SOFR + 6.00%)		6/30/2027	15,409,383	15,357,993
Medallion Midland Acquisition 2023 Term Loan	8.864% (3 mo. USD Term SOFR + 3.50%)		10/18/2028	9,968,219	9,986,909
Oryx Midstream Services Permian Basin LLC 2024 Term Loan B	8.437% (1 mo. USD Term SOFR + 3.00%)		10/5/2028	16,921,450	16,928,472
WhiteWater DBR HoldCo LLC Term Loan B	–	(f)	2/17/2031	16,550,000	16,560,344
Total					97,192,954

Real Estate 0.44%
Cushman & Wakefield U.S. Borrower LLC 2023 Term Loan	8.676% (1 mo. USD Term SOFR + 3.25%)		1/31/2030	9,872,704	9,786,318
Cushman & Wakefield U.S. Borrower LLC 2023 Term Loan B	9.326% (1 mo. USD Term SOFR + 4.00%)		1/31/2030	11,875,000	11,875,000
Total					21,661,318

Recreation & Travel 0.07%
United FP Holdings LLC 2019 2nd Lien Term Loan	14.074% (3 mo. USD Term SOFR + 8.50%)		12/30/2027	4,000,000	3,340,000

Retail 2.59%
ABG Intermediate Holdings 2 LLC 2021 Term Loan B1	–	(f)	12/21/2028	13,968,916	14,020,251
Dave & Buster’s, Inc. 2024 Term Loan B	8.625% (1 mo. USD Term SOFR + 3.25%)		6/29/2029	5,154,453	5,168,937
Evergreen Acqco 1 LP 2021 USD Term Loan	9.36% (3 mo. USD Term SOFR + 3.75%)		4/26/2028	3,023,359	3,041,877

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
Flynn Restaurant Group LP 2021 Term Loan B	9.691% (1 mo. USD Term SOFR + 4.25%)		12/1/2028		$17,866,503	$17,920,549
Fogo De Chao, Inc. 2023 Term Loan B	10.076% (1 mo. USD Term SOFR + 4.75%)		9/30/2030		14,264,000	14,149,246
Great Outdoors Group LLC 2021 Term Loan B1	9.191% (1 mo. USD Term SOFR + 3.75%)		3/6/2028		49,872	49,971
Harbor Freight Tools USA, Inc. 2021 Term Loan B	8.191% (1 mo. USD Term SOFR + 2.75%)		10/19/2027		49,871	49,594
K-Mac Holdings Corp. 2021 Term Loan	8.691% (1 mo. USD Term SOFR + 3.25%)		7/21/2028		10,805,498	10,778,485
Peer Holding III BV 2019 EUR Term Loan B	7.175% (6 mo. EURIBOR + 3.25%)		1/16/2027	EUR	4,750,000	5,142,089
Peer Holding III BV 2023 USD Term Loan B4 (Netherlands)(d)	8.598% (3 mo. USD Term SOFR + 3.25%)		10/28/2030		$13,491,000	13,544,424
Petco Health & Wellness Co., Inc. 2021 Term Loan B	8.86% (3 mo. USD Term SOFR + 3.25%)		3/3/2028		13,651,024	13,076,862
PetSmart, Inc. 2021 Term Loan B	9.176% (1 mo. USD Term SOFR + 3.75%)		2/11/2028		20,587,485	20,540,340
RVR Dealership Holdings LLC Term Loan B	–	(f)	2/8/2028		49,746	46,824
Torrid LLC 2021 Term Loan B	11.11% (3 mo. USD Term SOFR + 5.50%) (6 mo. USD Term SOFR + 5.50%)		6/14/2028		12,148,039	10,374,425
Total						127,903,874

Semiconductors 0.49%
MKS Instruments, Inc. 2023 USD Term Loan B	7.824% (1 mo. USD Term SOFR + 2.50%)		8/17/2029		24,208,689	24,210,868

Service 2.90%
Amentum Government Services Holdings LLC 2022 Term Loan	9.32% (1 mo. USD Term SOFR + 4.00%)		2/15/2029		19,224,304	19,264,291
AppLovin Corp. 2021 Term Loan B	8.426% (1 mo. USD Term SOFR + 3.10%)		10/25/2028		22,239,774	22,291,927
Blackhawk Network Holdings, Inc. 2018 2nd Lien Term Loan	12.418% (1 mo. USD Term SOFR + 7.00%)		6/15/2026		13,754,734	13,640,845
Brown Group Holding LLC 2022 Incremental Term Loan B2	8.383% (3 mo. USD Term SOFR + 3.00%)		7/2/2029		12,284,556	12,285,354
DTI Holdco, Inc. 2022 Term Loan	10.063% (3 mo. USD Term SOFR + 4.75%)		4/26/2029		15,208,517	15,191,103

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Service (continued)
Harsco Corp. 2021 Term Loan	7.691% (1 mo. USD Term SOFR + 2.25%)		3/10/2028	$8,749,255	$8,655,375
Red Planet Borrower LLC Term Loan B	9.176% (1 mo. USD Term SOFR + 3.75%)		10/2/2028	19,808,970	19,392,189
Sabre GLBL, Inc. 2022 1st Lien Term Loan B	10.426% (1 mo. USD Term SOFR + 5.00%)		6/30/2028	10,605,924	9,165,269
Sophia LP 2021 Term Loan B	–	(f)	10/7/2027	18,200,460	18,216,112
SRS Distribution, Inc. 2022 Incremental Term Loan	8.676% (1 mo. USD Term SOFR + 3.25%)		6/2/2028	5,183,756	5,184,559
Total					143,287,024

Shipbuilding 0.30%
LSF11 Trinity Bidco, Inc. 2023 Term Loan	9.32% (1 mo. USD Term SOFR + 4.00%)		6/14/2030	14,589,543	14,626,017

Software 6.26%
Applied Systems, Inc. 2024 1st Lien Term Loan	8.821% (1 mo. USD Term SOFR + 3.50%)		2/24/2031	15,091,660	15,165,533
AppLovin Corp. 2023 Term Loan B	8.426% (1 mo. USD Term SOFR + 3.10%)		8/16/2030	4,758,982	4,771,997
Banff Merger Sub Inc 2023 USD Term Loan	9.576% (1 mo. USD Term SOFR + 4.25%)		12/29/2028	15,230,268	15,297,814
Central Parent, Inc. 2023 Term Loan B	9.348% (3 mo. USD Term SOFR + 4.00%)		7/6/2029	17,246,209	17,305,881
Cloudera, Inc. 2021 Term Loan	9.176% (1 mo. USD Term SOFR + 3.75%)		10/8/2028	14,157,787	14,113,544
Constant Contact, Inc. 2024 Incremental Delayed Draw Term Loan(k)	–	(f)	2/10/2028	5,646,000	5,448,390
Cotiviti Corp. 2024 Fixed Term Loan B	–	(f)	2/21/2031	4,687,500	4,710,938
Cotiviti Corp. 2024 Term Loan	–	(f)	1/31/2031	19,050,000	19,002,375
Cvent, Inc. 2023 Term Loan B	9.098% (3 mo. USD Term SOFR + 3.75%)		6/17/2030	13,514,818	13,489,478
Genesys Cloud Services Holdings II LLC Term Loan B	9.191% (1 mo. USD Term SOFR + 3.75%)		12/1/2027	5,519,637	5,543,785
Isolved, Inc. Term Loan B	9.484% (3 mo. USD Term SOFR + 4.00%)		10/14/2030	8,004,000	8,041,539
Ivanti Software, Inc. 2021 Term Loan B	9.839% (3 mo. USD Term SOFR + 4.25%)		12/1/2027	9,501,180	8,900,658
Mitchell International, Inc. 2021 2nd Lien Term Loan	11.941% (1 mo. USD Term SOFR + 6.50%)		10/15/2029	4,594,000	4,594,965
Mitchell International, Inc. 2021 Term Loan B	9.191% (1 mo. USD Term SOFR + 3.75%)		10/15/2028	16,852,579	16,796,207

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software (continued)
Mitchell International, Inc. 2023 Add on Term Loan	9.191% (1 mo. USD Term SOFR + 3.75%)		10/15/2028		$4,000,000	$3,986,620
Mosel Bidco SE USD Term Loan B (Germany)(d)	10.098% (3 mo. USD Term SOFR + 4.75%)		9/16/2030		8,014,727	8,044,782
Open Text Corp. 2023 Term Loan B (Canada)(d)	8.176% (1 mo. USD Term SOFR + 2.75%)		1/31/2030		12,175,963	12,203,054
Physician Partners LLC 2023 Incremental Term Loan B	10.813% (3 mo. USD Term SOFR + 5.50%)		12/23/2028		1,891,000	1,824,815
Polaris Newco LLC EUR Term Loan B	7.855% (1 mo. EURIBOR + 4.00%)		6/2/2028	EUR	2,346,000	2,441,626
Project Alpha Intermediate Holding, Inc. 2023 1st Lien Term Loan B	10.063% (3 mo. USD Term SOFR + 4.75%)		10/28/2030		$13,148,000	13,200,921
Project Boost Purchaser LLC 2021 Incremental Term Loan	–	(f)	5/30/2026		8,320,343	8,332,948
Quartz Acquireco LLC Term Loan B	8.826% (1 mo. USD Term SOFR + 3.50%)		6/28/2030		13,676,936	13,694,032
Renaissance Holding Corp. 2024 Term Loan	9.576% (1 mo. USD Term SOFR + 4.25%)		4/5/2030		21,134,064	21,114,198
Rocket Software, Inc. 2023 USD Term Loan B	10.076% (1 mo. USD Term SOFR + 4.75%)		11/28/2028		19,019,654	18,800,452
Sophia LP 2024 Term Loan B	–	(f)	10/7/2029		2,572,023	2,574,235
Ultimate Software Group, Inc. 2021 2nd Lien Term Loan	10.68% (3 mo. USD Term SOFR + 5.25%)		5/3/2027		5,565,684	5,633,530
Ultimate Software Group, Inc. 2024 Term Loan B	8.814% (3 mo. USD Term SOFR + 3.50%)		2/10/2031		18,020,602	18,065,653
Waystar Technologies, Inc. 2024 Term Loan B	9.326% (1 mo. USD Term SOFR + 4.00%)		10/22/2029		15,490,981	15,529,708
Zelis Payments Buyer, Inc. Term Loan B	8.067% (3 mo. USD Term SOFR + 2.75%)		9/28/2029		10,717,087	10,726,464
Total						309,356,142

Software/Services 0.97%
Peraton Corp. Term Loan B	9.176% (1 mo. USD Term SOFR + 3.75%)		2/1/2028		26,192,401	26,252,382
Proofpoint, Inc. 1st Lien Term Loan	8.691% (1 mo. USD Term SOFR + 3.25%)		8/31/2028		13,442,590	13,437,011

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software/Services (continued)
Proofpoint, Inc. 2nd Lien Term Loan	11.691% (1 mo. USD Term SOFR + 6.25%)		8/31/2029		$8,336,420	$8,373,934
Total						48,063,327

Telecommunications 1.42%
Altice France SA EUR Term Loan B12	–	(f)	2/2/2026	EUR	4,523,000	4,780,201
Carriage Purchaser, Inc. 2021 Term Loan B	9.691% (1 mo. USD Term SOFR + 4.25%)		10/2/2028		$3,017,230	3,018,648
CenturyLink, Inc. 2020 Term Loan B	7.691% (1 mo. USD Term SOFR + 2.25%)		3/15/2027		29,570,070	21,697,039
Lorca Holdco Ltd. 2021 EUR Term Loan B2	7.604% (6 mo. EURIBOR + 3.70%)		9/17/2027	EUR	1,465,000	1,581,012
Lorca Holdco Ltd. EUR Term Loan B1	8.104% (6 mo. EURIBOR + 4.20%)		9/17/2027	EUR	7,785,000	8,411,920
Michaels Cos., Inc. 2021 Term Loan B	9.86% (3 mo. USD Term SOFR + 4.25%)		4/15/2028		$6,872,379	5,656,483
Northwest Fiber LLC 2021 Term Loan	9.185% (1 mo. USD Term SOFR + 3.75%)		4/30/2027		14,589,073	14,596,148
RealTruck Group, Inc. 2021 Term Loan B	8.941% (1 mo. USD Term SOFR + 3.50%)		1/31/2028		10,881,590	10,710,912
Total						70,452,363

Transportation 0.16%
AIT Worldwide Logistics, Inc. 2021 Term Loan	10.168% (1 mo. USD Term SOFR + 4.75%)		4/6/2028		49,746	49,776
Hurtigruten ASA 2024 EUR Holdco Term Loan	12.388% (6 mo. EURIBOR + 8.50%)		2/26/2029	EUR	8,325,950	3,614,456
Hurtigruten ASA 2024 EUR Term Loan B	10.911% (6 mo. EURIBOR + 7.00%)		9/30/2027	EUR	4,359,056	4,467,858
LaserShip, Inc. 2021 Term Loan	10.396% (3 mo. USD Term SOFR + 4.50%)		5/7/2028		$49,746	46,699
Total						8,178,789

Utilities 0.28%
Talen Energy Supply LLC 2023 Term Loan B	9.826% (3 mo. USD Term SOFR + 4.50%)		5/17/2030		9,500,984	9,543,549
Talen Energy Supply LLC 2023 Term Loan C	9.826% (3 mo. USD Term SOFR + 4.50%)		5/17/2030		4,255,711	4,274,777
Total						13,818,326
Total Floating Rate Loans (cost $4,006,877,122)						4,001,723,506

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Investments	Dividend Rate		Shares	Fair Value
PREFERRED STOCKS 0.59%
Transportation Infrastructure
ACBL Holdings Corp.* (cost $11,118,825)	Zero Coupon		444,753	$28,908,945

	Exercise Price	Expiration Date

WARRANTS 0.01%

Machinery 0.00%
TNT Crane & Rigging, Inc.	$ 4.00	10/16/2025	12,651	9,489	(b)
Miscellaneous Financials 0.00%
Utex Industries	114.76	12/3/2025	57,340	129,015	(c)
Specialty Retail 0.01%
Chinos Intermediate Holdings A, Inc.	3.50	12/31/2099	147,340	380,579
Total Warrants (cost $652,304)				519,083
Total Long-Term Investments (cost $4,612,019,818)				4,617,151,054

			Principal Amount‡
SHORT-TERM INVESTMENTS 8.91%

REPURCHASE AGREEMENTS 8.91%
Repurchase Agreement dated 2/29/2024, 5.310% due 3/1/2024 with Barclays Bank PLC collateralized by $123,393,000 of U.S. Treasury Bond at 4.250% due 2/15/2054; value: $120,360,000; proceeds: $118,017,405 (cost $118,000,000)			$118,000,000	118,000,000
Repurchase Agreement dated 2/29/2024, 5.310% due 3/1/2024 with Barclays Bank PLC collateralized by $321,380,000 of U.S. Treasury Bond at 3.500% due 2/15/2033; value: $302,940,000; proceeds: $297,043,808 (cost $297,000,000)			297,000,000	297,000,000
Repurchase Agreement dated 2/29/2024, 2.800% due 3/1/2024 with Fixed Income Clearing Corp. collateralized by $30,150,700 of U.S. Treasury Note at 1.000% due 7/31/2028; value: $26,184,464; proceeds: $25,673,027 (cost $25,671,030)			25,671,030	25,671,030
Total Repurchase Agreements (cost $440,671,030)				440,671,030
Total Investments in Securities 102.31% (cost $5,052,690,848)				5,057,822,084
Less Unfunded Loan Commitments (0.16%) (cost $8,185,793)				(8,104,912)
Net Investments in Securities 102.15% (cost $5,044,505,055)				5,049,717,172
Other Assets and Liabilities – Net(m) (2.15)%				(105,973,534)
Net Assets 100.00%				$4,943,743,638

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

EUR	Euro.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2024, the total value of Rule 144A securities was $418,422,263, which represents 8.46% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2024.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(d)	Foreign security traded in U.S. dollars.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2024.
(f)	Interest Rate to be determined.
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Defaulted (non-income producing security).
(i)	Amount is less than $1.
(j)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loan fair valued by the Pricing Committee. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Security partially/fully unfunded.
(l)	Investment in non-U.S. dollar denominated securities.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Centrally Cleared Interest Rate Swap Contracts at February 29, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America(1)	4.523%	12-Month USD SOFR Index	2/15/2026	$ 6,972,000	$3,848
Bank of America(1)	4.494%	12-Month USD SOFR Index	4/1/2025	8,021,000	44,541
Bank of America(1)	4.447%	12-Month USD SOFR Index	6/15/2025	10,186,000	58,987
Bank of America(1)	4.392%	12-Month USD SOFR Index	8/15/2026	3,607,000	202
Bank of America(1)	4.391%	12-Month USD SOFR Index	8/15/2026	5,933,000	346
Bank of America(1)	4.372%	12-Month USD SOFR Index	9/15/2024	16,284,000	87,640
Bank of America(1)	4.217%	12-Month USD SOFR Index	8/15/2026	7,668,000	31,264
Bank of America(1)	4.214%	12-Month USD SOFR Index	9/1/2026	7,970,000	31,416
Bank of America(1)	4.021%	12-Month USD SOFR Index	4/26/2028	10,478,000	23,387
Bank of America(1)	4.013%	12-Month USD SOFR Index	5/15/2028	5,401,000	12,824
Bank of America(1)	4.007%	12-Month USD SOFR Index	6/1/2028	6,585,000	16,169
Bank of America(1)	3.987%	12-Month USD SOFR Index	8/1/2028	9,500,000	27,057
Bank of America(1)	3.866%	12-Month USD SOFR Index	10/30/2029	5,120,000	25,804
Bank of America(1)	3.843%	12-Month USD SOFR Index	2/15/2030	9,264,000	51,061
Bank of America(1)	3.814%	12-Month USD SOFR Index	8/1/2030	5,048,000	34,076
Bank of America(1)	3.805%	12-Month USD SOFR Index	11/1/2026	9,176,000	121,316
Bank of America(1)	3.794%	12-Month USD SOFR Index	12/1/2030	5,411,000	40,508
Bank of America(1)	3.317%	12-Month USD SOFR Index	4/30/2030	5,404,000	182,664
Bank of America(1)	2.498%	12-Month USD SOFR Index	10/15/2029	6,503,000	476,563
Bank of America(1)	2.489%	12-Month USD SOFR Index	8/1/2029	9,592,000	689,207
Bank of America(1)	2.476%	12-Month USD SOFR Index	10/1/2029	13,498,000	999,268
Bank of America(1)	1.225%	12-Month USD SOFR Index	1/15/2030	12,445,000	1,761,092
Bank of America(1)	1.220%	12-Month USD SOFR Index	10/15/2029	9,775,000	1,338,527
Bank of America(1)	1.152%	12-Month USD SOFR Index	10/15/2028	10,098,000	1,215,733
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$7,273,500

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America(1)	4.561%	12-Month USD SOFR Index	2/15/2026	$12,318,000	$(1,839)
Bank of America(1)	4.500%	12-Month USD SOFR Index	4/15/2026	8,228,000	(1,345)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts					$(3,184)

SOFR	Secured Overnight Financing Rate.
(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 29, 2024

Total Return Swap Contracts at February 29, 2024:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payment(1)	Unrealized Appreciation	Value
Barclays Capital, Inc.	IBOXX	12-Month USD SOFR Index	325,441	Long	3/20/2024	$325,441	$73	$1,957,048	$1,957,121
J.P. Morgan	IBOXX	12-Month USD SOFR Index	301,689	Long	3/20/2024	301,689	68	1,699,575	1,699,643
Morgan Stanley	IBOXX	12-Month USD SOFR Index	125,249	Long	3/20/2024	125,249	60	897,189	897,249
Morgan Stanley	IBOXX	12-Month USD SOFR Index	249,821	Long	3/20/2024	249,821	167	1,489,703	1,489,870
Morgan Stanley	IBOXX	12-Month USD SOFR Index	364,945	Long	9/20/2024	364,945	(20)	887,293	887,273
Total						$1,367,145	$348	$6,930,808	$6,931,156

SOFR	Secured Overnight Financing Rate.
*	iBoxx Leverage Loan Index.
(1)	Upfront payments paid (received) are presented net of amortization.

Forward Foreign Currency Exchange Contracts at February 29, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Morgan Stanley	5/22/2024	122,301,000	$132,625,846	$132,608,720	$17,126
Euro	Sell	Morgan Stanley	5/22/2024	1,237,000	1,342,085	1,341,256	829
Euro	Sell	State Street Bank and Trust	5/22/2024	2,247,000	2,438,197	2,436,381	1,816
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$19,771

Futures Contracts at February 29, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2024	1,366	Long	$279,642,881	$279,688,500	$45,619

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND February 29, 2024

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$93,523,810	$4,097,360	$97,621,170
Common Stocks
Transportation Infrastructure	–	4,189,240	1	4,189,241
Remaining Industries	–	18,954,246	–	18,954,246
Convertible Bonds	–	4,017,379	–	4,017,379
Corporate Bonds	–	372,565,765	–	372,565,765
Exchange-Traded Funds	88,651,719	–	–	88,651,719
Floating Rate Loans
Beverages	–	36,995,849	13,862,387	50,858,236
Building Materials	–	47,331,005	10,100,766	57,431,771
Leisure Time	–	29,507,156	15,640,813	45,147,969
Remaining Industries	–	3,848,285,530	–	3,848,285,530
Less Unfunded Commitments	–	(8,104,912)	–	(8,104,912)
Preferred Stocks	–	28,908,945	–	28,908,945
Warrants	–	380,579	138,504	519,083
Short-Term Investments
Repurchase Agreements	–	440,671,030	–	440,671,030
Total	$88,651,719	$4,917,225,622	$43,839,831	$5,049,717,172
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$7,273,500	$–	$7,273,500
Liabilities	–	(3,184)	–	(3,184)
Total Return Swap Contracts
Assets	–	6,931,156	–	6,931,156
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	19,771	–	19,771
Liabilities	–	–	–	–
Futures Contracts
Assets	45,619	–	–	45,619
Liabilities	–	–	–	–
Total	$45,619	$14,221,243	$–	$14,266,862

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

HIGH YIELD FUND February 29, 2024

Investments	Shares‡	Fair Value
LONG-TERM INVESTMENTS 99.91%

COMMON STOCKS 1.23%

Automobile Components 0.05%
Chassix Holdings, Inc.*	465,820	$1,979,735

Electric-Generation 0.00%
Frontera Generation Holdings LLC*	87,622	4,819

Energy Equipment & Services 0.10%
Tidewater, Inc.*	53,852	3,771,256

Food Products 0.12%
Vital Farms, Inc.*	247,415	4,446,048

Health Care Equipment & Supplies 0.12%
RxSight, Inc.*	81,571	4,451,329

Hotels, Restaurants & Leisure 0.11%
Cava Group, Inc.*	72,315	4,223,919

Independent Power and Renewable Electricity Producers 0.03%
Talen Energy Corp.*	17,449	1,305,185

Machinery 0.11%
SPX Technologies, Inc.*	36,530	4,280,951
TNT Crane & Rigging, Inc.*	14,844	37,577
Total		4,318,528

Miscellaneous Financials 0.08%
Utex Industries*	49,219	2,912,116

Personal Care Products 0.17%
Britax Group Ltd.*	2,481	–	(a)
Gibson Brands Private Equity*	56,761	6,669,418
Total		6,669,418

Software 0.25%
AppLovin Corp. Class A*	87,646	5,234,219
Monday.com Ltd. (Israel)*(b)	19,290	4,301,863
Total		9,536,082

Specialty Retail 0.07%
Chinos Intermediate Holdings A, Inc.*	47,809	561,756
Claire’s Holdings LLC*	7,482	1,963,922
Total		2,525,678

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments			Shares‡		Fair Value
Transportation Infrastructure 0.02%
ACBL Holdings Corp.*				22,227	$977,988
Hurtigruten ASA*(o)				675,793	1	(a)
Total					977,989
Total Common Stocks (cost $47,474,189)					47,122,102

	Interest Rate	Maturity Date	Principal Amount‡
CONVERTIBLE BONDS 0.81%

Health Care-Products 0.33%
Glaukos Corp.	2.75%	6/15/2027		$2,192,000	3,696,808
Natera, Inc.	2.25%	5/1/2027		2,243,000	5,101,423
Repligen Corp.†	1.00%	12/15/2028		3,264,000	3,810,943
Total					12,609,174

Pharmaceuticals 0.19%
Ironwood Pharmaceuticals, Inc.	1.50%	6/15/2026		2,990,000	3,073,512
Neurocrine Biosciences, Inc.	2.25%	5/15/2024		2,379,000	4,089,501
Total					7,163,013

Real Estate 0.06%
Sunac China Holdings Ltd. (China)†(b)	Zero Coupon	9/30/2028		10,981,286	2,360,977
Sunac China Holdings Ltd. (China)†(b)	1.00%	9/30/2032		1,725,752	112,174
Total					2,473,151

Retail 0.23%
Freshpet, Inc.†	3.00%	4/1/2028		2,636,000	4,643,973
Patrick Industries, Inc.	1.75%	12/1/2028		3,321,000	4,317,024
Total					8,960,997
Total Convertible Bonds (cost $37,819,145)					31,206,335

CORPORATE BONDS 89.83%

Advertising 0.50%
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028		5,201,000	4,502,058
Clear Channel Outdoor Holdings, Inc.†	9.00%	9/15/2028		2,255,000	2,353,532
Outfront Media Capital LLC/Outfront
Media Capital Corp.†	7.375%	2/15/2031		8,232,000	8,596,966
Summer BC Holdco B SARL	5.75%	10/31/2026	EUR	3,429,000	3,662,052
Total					19,114,608

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Aerospace/Defense 1.54%
Bombardier, Inc. (Canada)†(b)	6.00%	2/15/2028	$18,722,000	$18,193,283
Bombardier, Inc. (Canada)†(b)	8.75%	11/15/2030	3,770,000	3,953,825
Moog, Inc.†	4.25%	12/15/2027	3,864,000	3,620,151
Spirit AeroSystems, Inc.	4.60%	6/15/2028	4,871,000	4,281,171
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	7,287,000	7,888,935
Spirit AeroSystems, Inc.†	9.75%	11/15/2030	4,435,000	4,757,012
TransDigm, Inc.	4.625%	1/15/2029	8,669,000	7,957,102
Triumph Group, Inc.†	9.00%	3/15/2028	7,889,000	8,256,501
Total				58,907,980

Agriculture 0.44%
Kernel Holding SA (Ukraine)†(b)	6.50%	10/17/2024	7,834,000	6,828,819
Kernel Holding SA (Ukraine)†(b)	6.75%	10/27/2027	3,832,000	2,858,289
MHP Lux SA (Luxembourg)†(b)	6.25%	9/19/2029	9,792,000	7,118,334
Total				16,805,442

Airlines 1.36%
Air Canada (Canada)†(b)	3.875%	8/15/2026	8,024,000	7,608,593
American Airlines, Inc.†	7.25%	2/15/2028	17,049,000	17,206,408
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	6,707,146	6,565,484
Azul Secured Finance LLP†	11.93%	8/28/2028	1,836,000	1,868,273
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	10,822,471	10,227,127
United Airlines, Inc.†	4.625%	4/15/2029	2,756,000	2,544,848
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(b)	7.875%	5/1/2027	7,007,000	5,942,016
Total				51,962,749

Apparel 0.10%
Kontoor Brands, Inc.†	4.125%	11/15/2029	4,249,000	3,803,905

Auto Manufacturers 0.61%
Allison Transmission, Inc.†	3.75%	1/30/2031	4,348,000	3,760,738
Jaguar Land Rover Automotive PLC (United Kingdom)†(b)	4.50%	10/1/2027	7,419,000	6,989,588
JB Poindexter & Co., Inc.†	8.75%	12/15/2031	7,672,000	7,869,116
NM Holdings Co. LLC(c)	Zero Coupon	2/29/2004	250,000	–	(a)
Wabash National Corp.†	4.50%	10/15/2028	5,162,000	4,729,683
Total				23,349,125

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Auto Parts & Equipment 1.40%
Adient Global Holdings Ltd.†	8.25%		4/15/2031		$6,428,000	$6,773,119
American Axle & Manufacturing, Inc.	5.00%		10/1/2029		7,230,000	6,275,979
Dornoch Debt Merger Sub, Inc.†	6.625%		10/15/2029		4,773,000	4,290,242
Goodyear Tire & Rubber Co.	5.00%		7/15/2029		13,794,000	12,712,015
Real Hero Merger Sub 2, Inc.†	6.25%		2/1/2029		5,022,000	4,373,936
Tenneco, Inc.†	8.00%		11/17/2028		8,920,000	8,136,958
ZF North America Capital, Inc.†	6.875%		4/14/2028		3,562,000	3,639,588
ZF North America Capital, Inc.†	7.125%		4/14/2030		7,089,000	7,391,516
Total						53,593,353

Banks 1.11%
Freedom Mortgage Corp.†	12.00%		10/1/2028		7,714,000	8,367,268
Intesa Sanpaolo SpA (Italy)†(b)	4.198% (1 yr. CMT + 2.60%)	#	6/1/2032		5,104,000	4,190,013
Popular, Inc.	7.25%		3/13/2028		8,289,000	8,412,768
Texas Capital Bancshares, Inc.	4.00% (5 yr. CMT + 3.15%)	#	5/6/2031		4,891,000	4,182,196
Texas Capital Bank NA	5.25%		1/31/2026		6,402,000	5,950,047
UBS Group AG (Switzerland)†(b)	7.75% (5 yr. USD SOFR ICE Swap Rate + 4.16%)	#	–	(d)	3,120,000	3,128,664
UBS Group AG (Switzerland)†(b)	9.25% (5 yr. CMT + 4.75%)	#	–	(d)	1,330,000	1,423,233
UBS Group AG (Switzerland)†(b)	9.25% (5 yr. CMT + 4.76%)	#	–	(d)	1,302,000	1,441,791
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031		5,939,000	5,223,351
Total						42,319,331

Building Materials 3.33%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		10,309,000	7,899,941
AmeriTex HoldCo Intermediate LLC†	10.25%		10/15/2028		5,714,000	5,992,557
Boise Cascade Co.†	4.875%		7/1/2030		5,346,000	4,938,417
Builders FirstSource, Inc.†	4.25%		2/1/2032		4,579,000	4,027,918
Builders FirstSource, Inc.†	6.375%		6/15/2032		10,458,000	10,469,105
Cornerstone Building Brands, Inc.†	6.125%		1/15/2029		4,340,000	3,915,895
CP Atlas Buyer, Inc.†	7.00%		12/1/2028		6,479,000	5,798,184
Eco Material Technologies, Inc.†	7.875%		1/31/2027		7,139,000	7,130,461
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.†	6.625%		12/15/2030		13,777,000	13,842,441
Griffon Corp.	5.75%		3/1/2028		8,005,000	7,752,802
JELD-WEN, Inc.†	4.875%		12/15/2027		4,070,000	3,876,533

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Building Materials (continued)
Knife River Corp.†	7.75%	5/1/2031		$4,518,000	$4,682,962
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%	2/1/2030		9,079,000	8,297,146
New Enterprise Stone & Lime Co., Inc.†	9.75%	7/15/2028		6,012,000	6,093,072
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†	9.50%	4/15/2030		6,065,000	5,905,137
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028		8,985,000	8,724,607
Smyrna Ready Mix Concrete LLC†	8.875%	11/15/2031		6,405,000	6,794,225
Standard Industries, Inc.†	3.375%	1/15/2031		10,169,000	8,436,629
Summit Materials LLC/Summit Materials Finance Corp.†	7.25%	1/15/2031		2,882,000	2,993,211
Total					127,571,243

Chemicals 2.89%
ASP Unifrax Holdings, Inc.†	5.25%	9/30/2028		7,156,000	4,547,752
Axalta Coating Systems Dutch Holding B BV (Netherlands)†(b)	7.25%	2/15/2031		4,856,000	5,043,924
Cerdia Finanz GmbH (Germany)†(b)	10.50%	2/15/2027		7,323,000	7,542,809
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028		7,772,000	7,355,693
Herens Midco SARL	5.25%	5/15/2029	EUR	5,658,000	4,326,906
INEOS Finance PLC (United Kingdom)†(b)	7.50%	4/15/2029		$3,898,000	3,874,027
Ingevity Corp.†	3.875%	11/1/2028		5,962,000	5,268,888
LSF11 A5 HoldCo LLC†	6.625%	10/15/2029		6,533,000	5,682,456
Methanex Corp. (Canada)(b)	5.25%	12/15/2029		4,500,000	4,282,892
Minerals Technologies, Inc.†	5.00%	7/1/2028		7,013,000	6,660,176
Olympus Water U.S. Holding Corp.†	9.75%	11/15/2028		8,820,000	9,382,690
Rain Carbon, Inc.†	12.25%	9/1/2029		10,704,000	10,718,771
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		234,000	228,721
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028		4,857,000	4,444,228
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029		3,486,000	3,173,739
SK Invictus Intermediate II SARL (Luxembourg)†(b)	5.00%	10/30/2029		10,962,000	9,318,156
Tronox, Inc.†	4.625%	3/15/2029		4,413,000	3,912,019
Valvoline, Inc.†	3.625%	6/15/2031		8,654,000	7,322,170
Vibrantz Technologies, Inc.†	9.00%	2/15/2030		6,244,000	5,753,503
WR Grace Holdings LLC†	7.375%	3/1/2031		1,613,000	1,637,219
Total					110,476,739

Coal 0.74%
Coronado Finance Pty. Ltd. (Australia)†(b)	10.75%	5/15/2026		9,717,000	10,075,215
SunCoke Energy, Inc.†	4.875%	6/30/2029		15,488,000	13,923,480
Warrior Met Coal, Inc.†	7.875%	12/1/2028		4,283,000	4,323,046
Total					28,321,741

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Commercial Services 3.45%
AA Bond Co. Ltd.	6.50%	1/31/2026	GBP	5,612,000	$7,033,551
Albion Financing 2 SARL (Luxembourg)†(b)	8.75%	4/15/2027		$5,340,000	5,366,249
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%	6/1/2029		4,951,000	4,104,676
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027		11,806,000	11,777,806
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (Luxembourg)†(b)	4.625%	6/1/2028		16,916,000	15,004,128
Alta Equipment Group, Inc.†	5.625%	4/15/2026		14,210,000	13,781,271
AMN Healthcare, Inc.†	4.00%	4/15/2029		4,169,000	3,663,008
APi Group DE, Inc.†	4.125%	7/15/2029		3,656,000	3,293,307
APi Group DE, Inc.†	4.75%	10/15/2029		6,237,000	5,800,723
BCP V Modular Services Finance PLC	6.75%	11/30/2029	EUR	3,716,000	3,620,148
Hertz Corp.†	Zero Coupon	1/15/2028		$6,517,000	635,408
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (Turkey)(b)	9.50%	7/10/2036		8,742,072	8,108,272
Mavis Tire Express Services Topco Corp.†	6.50%	5/15/2029		3,820,000	3,585,823
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(b)	8.25%	11/15/2028		6,917,000	7,154,219
NESCO Holdings II, Inc.†	5.50%	4/15/2029		4,064,000	3,796,243
Port of Newcastle Investments Financing Pty. Ltd. (Australia)†(b)	5.90%	11/24/2031		8,532,000	7,584,265
Sotheby’s†	7.375%	10/15/2027		8,214,000	7,900,548
TriNet Group, Inc.†	7.125%	8/15/2031		3,864,000	3,939,903
Wand NewCo 3, Inc.†	7.625%	1/30/2032		5,872,000	6,038,442
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026		4,424,000	4,294,952
Williams Scotsman, Inc.†	4.625%	8/15/2028		6,038,000	5,676,052
Total					132,158,994

Computers 0.72%
McAfee Corp.†	7.375%	2/15/2030		10,274,000	9,079,626
NCR Atleos Corp.†	9.50%	4/1/2029		3,596,000	3,807,265
NCR Voyix Corp.†	5.125%	4/15/2029		4,032,000	3,743,471
Seagate HDD Cayman (Cayman Islands)†(b)	8.25%	12/15/2029		3,969,000	4,256,145
Seagate HDD Cayman (Cayman Islands)†(b)	8.50%	7/15/2031		6,237,000	6,748,760
Total					27,635,267

Cosmetics/Personal Care 0.10%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC†	4.75%	1/15/2029		4,118,000	3,859,328

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Distribution/Wholesale 0.56%
BCPE Empire Holdings, Inc.†	7.625%	5/1/2027	$4,109,000	$3,941,538
Resideo Funding, Inc.†	4.00%	9/1/2029	8,806,000	7,805,110
Ritchie Bros Holdings, Inc.†	7.75%	3/15/2031	4,407,000	4,638,367
Windsor Holdings III LLC†	8.50%	6/15/2030	5,003,000	5,182,713
Total				21,567,728

Diversified Financial Services 4.10%
AG Issuer LLC†	6.25%	3/1/2028	9,113,000	8,826,374
Aretec Group, Inc.†	7.50%	4/1/2029	4,496,000	4,134,906
Aretec Group, Inc.†	10.00%	8/15/2030	6,853,000	7,469,770
Armor Holdco, Inc.†	8.50%	11/15/2029	6,314,000	5,952,145
Bread Financial Holdings, Inc.†	9.75%	3/15/2029	4,554,000	4,663,934
Coinbase Global, Inc.†	3.375%	10/1/2028	13,100,000	11,081,696
Coinbase Global, Inc.†	3.625%	10/1/2031	2,145,000	1,681,426
Freedom Mortgage Holdings LLC†	9.25%	2/1/2029	3,719,000	3,780,215
GGAM Finance Ltd. (Ireland)†(b)	8.00%	2/15/2027	5,310,000	5,445,917
GGAM Finance Ltd. (Ireland)†(b)	8.00%	6/15/2028	3,671,000	3,800,740
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(b)	6.50%	9/15/2024	6,127,323	5,644,966
Jane Street Group/JSG Finance, Inc.†	4.50%	11/15/2029	4,712,000	4,340,457
Jefferson Capital Holdings LLC†	6.00%	8/15/2026	8,416,000	8,087,475
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	8.125%	3/30/2029	2,036,000	2,118,754
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	8.375%	5/1/2028	3,714,000	3,893,386
Midcap Financial Issuer Trust†	6.50%	5/1/2028	4,729,000	4,338,905
Nationstar Mortgage Holdings, Inc.†	7.125%	2/1/2032	7,807,000	7,684,735
Navient Corp.	4.875%	3/15/2028	3,415,000	3,121,600
Navient Corp.	5.50%	3/15/2029	5,191,000	4,704,333
Navient Corp.	9.375%	7/25/2030	6,094,000	6,375,500
Navient Corp.	11.50%	3/15/2031	8,395,000	9,193,508
OneMain Finance Corp.	4.00%	9/15/2030	5,954,000	5,023,577
OneMain Finance Corp.	9.00%	1/15/2029	8,255,000	8,677,822
PennyMac Financial Services, Inc.†	5.75%	9/15/2031	12,719,000	11,706,147
PennyMac Financial Services, Inc.†	7.875%	12/15/2029	4,261,000	4,365,348
StoneX Group, Inc.†(e)	7.875%	3/1/2031	6,088,000	6,170,218
Synchrony Financial	7.25%	2/2/2033	4,616,000	4,490,599
Total				156,774,453

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Electric 2.96%
Atlantica Sustainable Infrastructure PLC (United Kingdom)†(b)	4.125%		6/15/2028		$4,512,000	$4,126,528
Calpine Corp.†	4.625%		2/1/2029		4,164,000	3,836,562
Calpine Corp.†	5.00%		2/1/2031		8,485,000	7,594,559
DPL, Inc.	4.35%		4/15/2029		8,255,000	7,491,412
Elwood Energy LLC	8.159%		7/5/2026		1,320,378	1,100,865
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029		8,600,000	7,415,506
NRG Energy, Inc.†	5.25%		6/15/2029		3,170,000	3,007,492
NRG Energy, Inc.	5.75%		1/15/2028		2,102,000	2,072,673
NRG Energy, Inc.†	7.00%		3/15/2033		3,116,000	3,247,852
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%)	#	–	(d)	7,747,000	8,226,415
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%		12/15/2025		519,792	518,696
Pampa Energia SA (Argentina)(b)	7.50%		1/24/2027		5,411,000	5,160,283
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028		3,712,000	3,409,008
PG&E Corp.	5.00%		7/1/2028		3,898,000	3,721,595
Pike Corp.†	5.50%		9/1/2028		4,611,000	4,379,207
Pike Corp.†	8.625%		1/31/2031		5,000,000	5,286,515
Talen Energy Supply LLC†	8.625%		6/1/2030		7,479,000	7,897,387
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%)	#	–	(d)	6,374,000	6,174,430
Vistra Operations Co. LLC†	4.375%		5/1/2029		11,259,000	10,282,365
Vistra Operations Co. LLC†	7.75%		10/15/2031		17,858,000	18,487,619
Total						113,436,969

Electrical Components & Equipment 0.09%
EnerSys†	6.625%		1/15/2032		3,552,000	3,571,128

Electronics 0.30%
Atkore, Inc.†	4.25%		6/1/2031		4,218,000	3,709,457
Coherent Corp.†	5.00%		12/15/2029		4,365,000	4,074,487
Imola Merger Corp.†	4.75%		5/15/2029		4,070,000	3,775,108
Total						11,559,052

Energy-Alternate Sources 0.56%
Sunnova Energy Corp.†	11.75%		10/1/2028		8,700,000	7,330,228
TerraForm Power Operating LLC†	4.75%		1/15/2030		9,111,000	8,248,872
YPF Energia Electrica SA (Argentina)†(b)	10.00%		7/25/2026		5,950,000	5,729,089
Total						21,308,189

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Engineering & Construction 0.76%
Arcosa, Inc.†	4.375%	4/15/2029		$4,377,000	$4,044,031
Brand Industrial Services, Inc.†	10.375%	8/1/2030		6,457,000	6,874,617
Dycom Industries, Inc.†	4.50%	4/15/2029		5,829,000	5,370,531
Gatwick Airport Finance PLC	4.375%	4/7/2026	GBP	5,000,000	6,096,799
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028		$7,035,000	6,554,158
Total					28,940,136

Entertainment 3.31%
Allwyn Entertainment Financing U.K. PLC (United Kingdom)†(b)	7.875%	4/30/2029		5,681,000	5,858,531
AMC Entertainment Holdings, Inc.†	7.50%	2/15/2029		12,224,000	8,462,442
Boyne USA, Inc.†	4.75%	5/15/2029		7,092,000	6,525,805
Caesars Entertainment, Inc.†	7.00%	2/15/2030		6,535,000	6,700,002
Churchill Downs, Inc.†	4.75%	1/15/2028		4,296,000	4,067,294
Churchill Downs, Inc.†	5.75%	4/1/2030		3,895,000	3,744,968
Cinemark USA, Inc.†	5.25%	7/15/2028		4,232,000	3,958,041
Cinemark USA, Inc.†	5.875%	3/15/2026		5,000,000	4,929,398
Empire Resorts, Inc.†	7.75%	11/1/2026		8,365,000	7,702,628
Inter Media & Communication SpA	6.75%	2/9/2027	EUR	11,237,000	11,856,501
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		$6,969,000	6,650,064
Loarre Investments SARL†	6.50%	5/15/2029	EUR	11,107,000	12,017,323
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		$13,399,000	12,298,096
Mohegan Tribal Gaming Authority†	8.00%	2/1/2026		9,621,000	9,079,867
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/6/2031		8,000,000	6,844,245
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		8,298,000	7,744,606
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.†	7.125%	2/15/2031		8,143,000	8,414,229
Total					126,854,040

Environmental Control 0.38%
Enviri Corp.†	5.75%	7/31/2027		5,237,000	4,898,476
Madison IAQ LLC†	5.875%	6/30/2029		10,935,000	9,773,393
Total					14,671,869

Food 2.03%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		12,455,000	11,109,080
B&G Foods, Inc.†	8.00%	9/15/2028		8,176,000	8,521,910
Bellis Finco PLC	4.00%	2/16/2027	GBP	3,484,000	3,996,407

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Food (continued)
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028		$7,253,000	$6,714,828
Chobani LLC/Chobani Finance Corp., Inc.†	7.625%	7/1/2029		2,518,000	2,534,214
Iceland Bondco PLC†	10.875%	12/15/2027	GBP	2,359,000	3,163,333
Iceland Bondco PLC	10.875%	12/15/2027	GBP	3,000,000	4,022,890
Ingles Markets, Inc.†	4.00%	6/15/2031		$4,523,000	3,923,755
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030		7,226,000	6,554,080
Market Bidco Finco PLC	5.50%	11/4/2027	GBP	3,089,000	3,561,471
Picard Bondco SA	5.375%	7/1/2027	EUR	3,258,000	3,456,348
Pilgrim’s Pride Corp.	4.25%	4/15/2031		$4,862,000	4,349,674
Post Holdings, Inc.†	4.625%	4/15/2030		4,137,000	3,767,278
Sigma Holdco BV (Netherlands)†(b)	7.875%	5/15/2026		4,000,000	3,825,503
Tonon Luxembourg SA (Luxembourg)†(b)(f)	6.50%	10/31/2024		1,863,197	280
TreeHouse Foods, Inc.	4.00%	9/1/2028		4,711,000	4,162,404
U.S. Foods, Inc.†	4.625%	6/1/2030		4,186,000	3,839,528
Total					77,502,983

Forest Products & Paper 0.22%
Ahlstrom Holding 3 OYJ (Finland)†(b)	4.875%	2/4/2028		5,404,000	4,943,903
Mercer International, Inc. (Canada)(b)	5.125%	2/1/2029		1,459,000	1,258,972
Mercer International, Inc. (Canada)†(b)	12.875%	10/1/2028		2,145,000	2,302,965
Total					8,505,840

Health Care-Products 0.59%
Bausch & Lomb Corp. (Canada)†(b)	8.375%	10/1/2028		11,511,000	12,043,384
Medline Borrower LP†	3.875%	4/1/2029		11,783,000	10,575,220
Total					22,618,604

Health Care-Services 3.30%
Acadia Healthcare Co., Inc.†	5.00%	4/15/2029		3,978,000	3,762,910
Catalent Pharma Solutions, Inc.†	3.50%	4/1/2030		1,479,000	1,425,704
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031		6,566,000	5,002,471
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030		14,947,000	11,940,460
CHS/Community Health Systems, Inc.†	6.125%	4/1/2030		17,410,000	10,910,673
CHS/Community Health Systems, Inc.†	6.875%	4/1/2028		3,513,000	2,272,224
CHS/Community Health Systems, Inc.†	6.875%	4/15/2029		6,270,000	4,008,469
DaVita, Inc.†	4.625%	6/1/2030		17,842,000	15,711,433
Global Medical Response, Inc.†	6.50%	10/1/2025		4,943,000	4,343,241
HealthEquity, Inc.†	4.50%	10/1/2029		4,086,000	3,760,604
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028		9,330,000	9,808,162

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Health Care-Services (continued)
LifePoint Health, Inc.†	5.375%	1/15/2029		$9,858,000	$7,871,807
LifePoint Health, Inc.†	9.875%	8/15/2030		8,522,000	8,852,125
LifePoint Health, Inc.†	11.00%	10/15/2030		4,989,000	5,283,615
Molina Healthcare, Inc.†	3.875%	11/15/2030		4,298,000	3,774,122
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026		5,471,000	5,475,070
Star Parent, Inc.†	9.00%	10/1/2030		3,327,000	3,515,371
Tenet Healthcare Corp.	4.375%	1/15/2030		5,011,000	4,594,306
Tenet Healthcare Corp.	6.125%	10/1/2028		3,858,000	3,817,549
Tenet Healthcare Corp.	6.125%	6/15/2030		6,250,000	6,197,563
U.S. Acute Care Solutions LLC†	6.375%	3/1/2026		4,229,000	3,832,952
Total					126,160,831

Holding Companies-Diversified 0.40%
Benteler International AG (Austria)†(b)	10.50%	5/15/2028		7,100,000	7,631,329
Stena International SA (Luxembourg)†(b)	7.25%	1/15/2031		4,163,000	4,142,976
Stena International SA (Luxembourg)†(b)	7.625%	2/15/2031		3,544,000	3,566,380
Total					15,340,685

Home Builders 1.43%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	4.625%	4/1/2030		6,235,000	5,613,008
Century Communities, Inc.†	3.875%	8/15/2029		5,146,000	4,546,443
Dream Finders Homes, Inc.†	8.25%	8/15/2028		4,252,000	4,422,244
Forestar Group, Inc.†	3.85%	5/15/2026		4,249,000	4,041,691
LGI Homes, Inc.†	8.75%	12/15/2028		5,925,000	6,213,844
M/I Homes, Inc.	4.95%	2/1/2028		12,993,000	12,382,654
Miller Homes Group Finco PLC	7.00%	5/15/2029	GBP	3,374,000	3,967,790
Shea Homes LP/Shea Homes Funding Corp.	4.75%	2/15/2028		$4,108,000	3,922,677
STL Holding Co. LLC†	8.75%	2/15/2029		5,782,000	5,921,103
Tri Pointe Homes, Inc.	5.25%	6/1/2027		3,740,000	3,650,633
Total					54,682,087

Housewares 0.20%
Newell Brands, Inc.	5.20%	4/1/2026		4,075,000	3,961,313
SWF Escrow Issuer Corp.†	6.50%	10/1/2029		5,310,000	3,741,359
Total					7,702,672

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Insurance 1.05%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028	$7,536,000	$7,491,199
Ardonagh Finco Ltd. (United Kingdom)†(b)	7.75%	2/15/2031	3,370,000	3,331,060
Ardonagh Group Finance Ltd. (United Kingdom)†(b)	8.875%	2/15/2032	4,002,000	3,916,437
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(b)	7.25%	2/15/2031	4,329,000	4,338,459
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(b)	8.125%	2/15/2032	6,038,000	6,079,511
HUB International Ltd.†	7.375%	1/31/2032	5,473,000	5,493,759
Jones Deslauriers Insurance Management, Inc. (Canada)†(b)	8.50%	3/15/2030	5,541,000	5,768,652
Jones Deslauriers Insurance Management, Inc. (Canada)†(b)	10.50%	12/15/2030	3,667,000	3,834,637
Total				40,253,714

Internet 1.49%
Arches Buyer, Inc.†	6.125%	12/1/2028	4,456,000	3,779,542
Cablevision Lightpath LLC†	5.625%	9/15/2028	5,032,000	4,192,568
EquipmentShare.com, Inc.†	9.00%	5/15/2028	10,962,000	11,246,736
Gen Digital, Inc.†	7.125%	9/30/2030	8,183,000	8,367,196
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	3.50%	3/1/2029	4,215,000	3,756,773
ION Trading Technologies SARL (Luxembourg)†(b)	5.75%	5/15/2028	6,885,000	6,185,759
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	4.75%	4/30/2027	3,792,000	3,643,031
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	6.00%	2/15/2028	11,131,000	10,696,451
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†(g)	10.75%	6/1/2028	5,122,000	5,270,666
Total				57,138,722

Iron-Steel 1.37%
ArcelorMittal SA (Luxembourg)(b)	6.80%	11/29/2032	4,231,000	4,475,161
ATI, Inc.	5.125%	10/1/2031	10,694,000	9,800,356
ATI, Inc.	7.25%	8/15/2030	6,848,000	7,046,250
Carpenter Technology Corp.	7.625%	3/15/2030	6,892,000	7,125,604
Commercial Metals Co.	4.125%	1/15/2030	4,628,000	4,246,091
Mineral Resources Ltd. (Australia)†(b)	8.00%	11/1/2027	5,126,000	5,226,982
Mineral Resources Ltd. (Australia)†(b)	8.50%	5/1/2030	2,679,000	2,754,627

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Iron-Steel (continued)
U.S. Steel Corp.	6.65%	6/1/2037	$7,559,000	$7,822,371
U.S. Steel Corp.	6.875%	3/1/2029	3,753,000	3,800,457
Total				52,297,899

Leisure Time 2.97%
Carnival Corp.†	5.75%	3/1/2027	13,207,000	13,052,466
Carnival Corp.†	6.00%	5/1/2029	17,274,000	16,891,174
Carnival Corp.†	10.50%	6/1/2030	3,428,000	3,742,818
Carnival Holdings Bermuda Ltd.†	10.375%	5/1/2028	7,929,000	8,655,487
Lindblad Expeditions LLC†	6.75%	2/15/2027	10,344,000	10,393,962
NCL Corp. Ltd.†	5.875%	3/15/2026	7,684,000	7,511,110
NCL Corp. Ltd.†	5.875%	2/15/2027	6,606,000	6,533,641
NCL Corp. Ltd.†	8.125%	1/15/2029	6,041,000	6,360,490
Royal Caribbean Cruises Ltd.†	4.25%	7/1/2026	7,911,000	7,626,519
Royal Caribbean Cruises Ltd.†(e)	6.25%	3/15/2032	3,839,000	3,851,654
Royal Caribbean Cruises Ltd.†	7.25%	1/15/2030	9,669,000	10,060,256
Viking Cruises Ltd.†	5.875%	9/15/2027	3,312,000	3,240,196
Viking Cruises Ltd.†	9.125%	7/15/2031	11,055,000	11,975,535
VOC Escrow Ltd.†	5.00%	2/15/2028	4,053,000	3,896,007
Total				113,791,315

Lodging 1.52%
Choice Hotels International, Inc.	3.70%	12/1/2029	6,008,000	5,267,516
Full House Resorts, Inc.†	8.25%	2/15/2028	4,113,000	3,860,318
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	13,864,000	12,937,438
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	3,919,000	3,729,048
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.†	6.625%	1/15/2032	4,769,000	4,772,253
Melco Resorts Finance Ltd. (Hong Kong)†(b)	5.375%	12/4/2029	4,480,000	4,034,943
Station Casinos LLC†	4.625%	12/1/2031	5,010,000	4,458,725
Studio City Finance Ltd. (Hong Kong)(b)	5.00%	1/15/2029	4,529,000	3,953,661
Wyndham Hotels & Resorts, Inc.†	4.375%	8/15/2028	4,408,000	4,102,166
Wynn Macau Ltd. (Macau)†(b)	5.50%	10/1/2027	11,811,000	11,230,757
Total				58,346,825

Machinery: Construction & Mining 0.31%
BWX Technologies, Inc.†	4.125%	4/15/2029	4,179,000	3,882,145
Terex Corp.†	5.00%	5/15/2029	4,313,000	4,031,500
Vertiv Group Corp.†	4.125%	11/15/2028	4,258,000	3,932,684
Total				11,846,329

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Machinery-Diversified 1.38%
ATS Corp. (Canada)†(b)	4.125%		12/15/2028		$8,007,000	$7,315,075
Chart Industries, Inc.†	7.50%		1/1/2030		2,413,000	2,492,052
GrafTech Global Enterprises, Inc.†	9.875%		12/15/2028		6,525,000	5,189,006
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC (Canada)†(b)	9.00%		2/15/2029		2,069,000	2,116,768
Maxim Crane Works Holdings Capital LLC†	11.50%		9/1/2028		5,559,000	5,785,950
Mueller Water Products, Inc.†	4.00%		6/15/2029		5,187,000	4,721,726
Novafives SAS	8.425% (3 mo. EURIBOR + 4.50%)	#	6/15/2025	EUR	3,800,000	4,077,895
SPX FLOW, Inc.†	8.75%		4/1/2030		$10,026,000	9,837,622
TK Elevator Midco GmbH	4.375%		7/15/2027	EUR	5,590,000	5,852,867
TK Elevator U.S. Newco, Inc.†	5.25%		7/15/2027		$5,672,000	5,456,470
Total						52,845,431

Media 5.90%
AMC Networks, Inc.	4.25%		2/15/2029		5,192,000	3,365,584
AMC Networks, Inc.	4.75%		8/1/2025		6,293,000	6,007,324
Belo Corp.	7.25%		9/15/2027		6,082,000	6,140,139
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.50%		8/15/2030		27,567,000	22,891,913
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%		3/1/2030		17,615,000	15,001,286
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%		2/1/2028		21,722,000	20,065,513
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%		9/1/2029		4,105,000	3,859,631
CSC Holdings LLC†	4.125%		12/1/2030		8,429,000	6,283,103
CSC Holdings LLC†	4.625%		12/1/2030		6,472,000	3,605,551
CSC Holdings LLC†	6.50%		2/1/2029		7,271,000	6,345,474
CSC Holdings LLC†	7.50%		4/1/2028		9,847,000	7,011,064
CSC Holdings LLC†	11.25%		5/15/2028		11,015,000	11,375,851
CSC Holdings LLC†	11.75%		1/31/2029		4,713,000	4,929,548
DISH DBS Corp.	5.875%		11/15/2024		6,087,000	5,758,119
DISH Network Corp.†	11.75%		11/15/2027		12,061,000	12,589,312
Gray Television, Inc.†	5.375%		11/15/2031		10,285,000	6,664,680
Gray Television, Inc.†	7.00%		5/15/2027		8,868,000	8,024,565
iHeartCommunications, Inc.†	5.25%		8/15/2027		572,000	424,676
iHeartCommunications, Inc.	6.375%		5/1/2026		4,143,566	3,532,390
McGraw-Hill Education, Inc.†	5.75%		8/1/2028		4,866,000	4,525,259
Nexstar Media, Inc.†	4.75%		11/1/2028		9,379,000	8,339,014
Scripps Escrow II, Inc.†	5.375%		1/15/2031		1,421,000	811,675
Scripps Escrow, Inc.†	5.875%		7/15/2027		3,737,000	3,037,083
Sunrise FinCo I BV (Netherlands)†(b)	4.875%		7/15/2031		4,976,000	4,409,134

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media (continued)
TEGNA, Inc.	5.00%	9/15/2029	$4,788,000	$4,218,324
Univision Communications, Inc.†	7.375%	6/30/2030	15,674,000	15,153,554
Virgin Media Finance PLC (United Kingdom)†(b)	5.00%	7/15/2030	12,178,000	10,525,880
Virgin Media Secured Finance PLC (United Kingdom)†(b)	5.50%	5/15/2029	13,800,000	12,945,355
VZ Secured Financing BV (Netherlands)†(b)	5.00%	1/15/2032	9,105,000	7,781,878
Total				225,622,879

Metal Fabricate-Hardware 0.41%
Advanced Drainage Systems, Inc.†	6.375%	6/15/2030	4,112,000	4,116,101
Park-Ohio Industries, Inc.	6.625%	4/15/2027	8,286,000	7,589,603
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	4,410,000	4,023,174
Total				15,728,878

Mining 2.67%
Arsenal AIC Parent LLC†	8.00%	10/1/2030	8,334,000	8,740,282
Coeur Mining, Inc.†	5.125%	2/15/2029	9,310,000	8,583,490
Compass Minerals International, Inc.†	6.75%	12/1/2027	7,982,000	7,793,784
First Quantum Minerals Ltd. (Canada)†(b)	8.625%	6/1/2031	10,227,000	9,779,732
First Quantum Minerals Ltd. (Canada)†(b)	9.375%	3/1/2029	1,268,000	1,315,630
FMG Resources August 2006 Pty. Ltd. (Australia)†(b)	4.375%	4/1/2031	4,232,000	3,796,780
FMG Resources August 2006 Pty. Ltd. (Australia)†(b)	5.875%	4/15/2030	4,227,000	4,141,694
FMG Resources August 2006 Pty. Ltd. (Australia)†(b)	6.125%	4/15/2032	11,832,000	11,704,204
Hecla Mining Co.	7.25%	2/15/2028	13,100,000	13,082,708
Hudbay Minerals, Inc. (Canada)†(b)	4.50%	4/1/2026	4,407,000	4,251,994
Hudbay Minerals, Inc. (Canada)†(b)	6.125%	4/1/2029	4,376,000	4,298,528
Mirabela Nickel Ltd.	Zero Coupon	9/10/2044	51,005	–	(a)
Novelis Corp.†	3.875%	8/15/2031	6,008,000	5,091,618
Taseko Mines Ltd. (Canada)†(b)	7.00%	2/15/2026	12,131,000	11,958,038
WE Soda Investments Holding PLC (United Kingdom)†(b)	9.375%	2/14/2031	2,241,000	2,315,233
WE Soda Investments Holding PLC (United Kingdom)†(b)	9.50%	10/6/2028	4,925,000	5,127,088
Total				101,980,803

Miscellaneous Manufacturing 0.70%
Amsted Industries, Inc.†	4.625%	5/15/2030	4,605,000	4,196,899
Calderys Financing LLC (France)†(b)	11.25%	6/1/2028	5,325,000	5,707,617

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Miscellaneous Manufacturing (continued)
Ctec II GmbH	5.25%	2/15/2030	EUR	5,958,000	$5,775,759
FXI Holdings, Inc.†	12.25%	11/15/2026		$2,242,000	2,202,765
FXI Holdings, Inc.†	12.25%	11/15/2026		3,019,000	2,966,168
LSB Industries, Inc.†	6.25%	10/15/2028		6,075,000	5,766,604
Total					26,615,812

Oil & Gas 8.99%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026		6,378,000	6,410,199
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029		6,571,000	6,114,212
Baytex Energy Corp. (Canada)†(b)	8.50%	4/30/2030		4,618,000	4,805,602
Baytex Energy Corp. (Canada)†(b)	8.75%	4/1/2027		11,432,000	11,868,142
Berry Petroleum Co. LLC†	7.00%	2/15/2026		10,767,000	10,556,843
Borr IHC Ltd./Borr Finance LLC†	10.00%	11/15/2028		5,213,000	5,396,346
CITGO Petroleum Corp.†	8.375%	1/15/2029		5,485,000	5,764,867
Civitas Resources, Inc.†	5.00%	10/15/2026		1,528,000	1,481,862
Civitas Resources, Inc.†	8.375%	7/1/2028		5,294,000	5,546,386
Civitas Resources, Inc.†	8.625%	11/1/2030		5,790,000	6,200,459
Civitas Resources, Inc.†	8.75%	7/1/2031		5,327,000	5,671,769
CNX Resources Corp.†	6.00%	1/15/2029		8,912,000	8,573,495
CNX Resources Corp.†	7.375%	1/15/2031		6,649,000	6,709,763
Comstock Resources, Inc.†	5.875%	1/15/2030		9,529,000	8,343,880
Comstock Resources, Inc.†	6.75%	3/1/2029		5,634,000	5,204,486
Crescent Energy Finance LLC†	7.25%	5/1/2026		14,103,000	14,063,512
Crescent Energy Finance LLC†	9.25%	2/15/2028		4,293,000	4,496,778
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(b)	8.50%	10/1/2030		4,068,000	4,168,691
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028		7,713,000	7,708,372
Gulfport Energy Corp.†	8.00%	5/17/2026		10,539,004	10,733,317
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031		10,519,000	10,183,187
Kosmos Energy Ltd.†	7.50%	3/1/2028		4,129,000	3,841,911
Matador Resources Co.†	6.875%	4/15/2028		2,623,000	2,666,049
MC Brazil Downstream Trading SARL (Luxembourg)†(b)	7.25%	6/30/2031		8,551,058	7,753,687
MEG Energy Corp. (Canada)†(b)	5.875%	2/1/2029		10,393,000	10,141,439
Noble Finance II LLC†	8.00%	4/15/2030		5,429,000	5,585,893
Parkland Corp. (Canada)†(b)	5.875%	7/15/2027		3,354,000	3,294,712
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028		3,900,000	3,796,318

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
PBF Holding Co. LLC/PBF Finance Corp.†	7.875%	9/15/2030	$4,612,000	$4,729,491
Permian Resources Operating LLC†	5.375%	1/15/2026	7,711,000	7,591,320
Permian Resources Operating LLC†	9.875%	7/15/2031	7,842,000	8,692,504
Petroleos Mexicanos (Mexico)(b)	10.00%	2/7/2033	7,823,000	7,602,625
Precision Drilling Corp. (Canada)†(b)	6.875%	1/15/2029	9,508,000	9,399,799
Range Resources Corp.†	4.75%	2/15/2030	4,117,000	3,828,810
Rockcliff Energy II LLC†	5.50%	10/15/2029	13,596,000	12,537,871
Seadrill Finance Ltd.†	8.375%	8/1/2030	4,284,000	4,405,630
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(b)	9.625%	4/15/2029	8,429,000	8,145,223
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	5,917,000	6,053,478
Southwestern Energy Co.	5.375%	2/1/2029	8,282,000	8,010,701
Sunoco LP/Sunoco Finance Corp.†	7.00%	9/15/2028	4,066,000	4,168,569
Talos Production, Inc.†	9.00%	2/1/2029	3,818,000	3,905,253
Transocean Aquila Ltd.†	8.00%	9/30/2028	4,056,000	4,135,335
Transocean, Inc.	6.80%	3/15/2038	11,291,000	8,865,693
Transocean, Inc.†	7.50%	1/15/2026	4,600,000	4,551,192
Transocean, Inc.	7.50%	4/15/2031	10,110,000	8,634,648
Valaris Ltd.†	8.375%	4/30/2030	7,489,000	7,685,494
Vermilion Energy, Inc. (Canada)†(b)	6.875%	5/1/2030	5,899,000	5,691,119
Vital Energy, Inc.†	7.75%	7/31/2029	8,055,000	8,018,574
Vital Energy, Inc.	9.75%	10/15/2030	2,344,000	2,512,766
Vital Energy, Inc.	10.125%	1/15/2028	13,059,000	13,678,062
YPF SA (Argentina)†(b)	9.50%	1/17/2031	4,248,000	4,282,961
Total				344,209,295

Oil & Gas Services 1.29%
Helix Energy Solutions Group, Inc.†	9.75%	3/1/2029	8,146,000	8,615,983
Kodiak Gas Services LLC†	7.25%	2/15/2029	3,853,000	3,925,614
Nine Energy Service, Inc.	13.00%	2/1/2028	7,348,000	6,130,694
Oceaneering International, Inc.	6.00%	2/1/2028	14,681,000	14,449,040
Tidewater, Inc.†	10.375%	7/3/2028	3,800,000	4,037,500
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	6,425,000	6,397,834
Weatherford International Ltd.†	8.625%	4/30/2030	5,552,000	5,760,505
Total				49,317,170

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Packaging & Containers 1.84%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(b)	4.125%	8/15/2026		$8,391,000	$7,751,354
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(b)	5.25%	4/30/2025		3,247,000	3,215,613
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(b)	5.25%	8/15/2027		8,333,000	6,053,479
Canpack SA/Canpack U.S. LLC (Poland)†(b)	3.875%	11/15/2029		4,581,000	3,979,904
Clydesdale Acquisition Holdings, Inc.†	8.75%	4/15/2030		6,002,000	5,719,208
Iris Holding, Inc.†	10.00%	12/15/2028		2,169,000	1,885,350
LABL, Inc.†	6.75%	7/15/2026		3,715,000	3,606,009
LABL, Inc.†	9.50%	11/1/2028		4,377,000	4,383,516
LABL, Inc.†	10.50%	7/15/2027		2,966,000	2,882,942
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027		7,539,000	7,340,069
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC†	4.00%	10/15/2027		4,306,000	4,015,733
Sealed Air Corp.†	6.875%	7/15/2033		3,005,000	3,112,756
Titan Holdings II BV	5.125%	7/15/2029	EUR	4,060,000	3,866,549
Trident TPI Holdings, Inc.†	12.75%	12/31/2028		$3,343,000	3,569,883
Trivium Packaging Finance BV (Netherlands)†(b)	5.50%	8/15/2026		4,577,000	4,468,100
Trivium Packaging Finance BV (Netherlands)†(b)	8.50%	8/15/2027		4,594,000	4,482,901
Total					70,333,366

Pharmaceuticals 1.03%
180 Medical, Inc.†	3.875%	10/15/2029		5,380,000	4,820,372
BellRing Brands, Inc.†	7.00%	3/15/2030		7,865,000	8,033,783
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	5.125%	4/30/2031		4,429,000	3,799,240
Owens & Minor, Inc.†	6.625%	4/1/2030		7,932,000	7,672,465
Perrigo Finance Unlimited Co. (Ireland)(b)	4.65%	6/15/2030		6,295,000	5,641,459
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	3.15%	10/1/2026		4,122,000	3,822,727
Trulieve Cannabis Corp.	8.00%	10/6/2026		6,098,000	5,709,984
Total					39,500,030

Pipelines 3.79%
AI Candelaria Spain SA (Spain)†(b)	7.50%	12/15/2028		4,398,893	4,228,926
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%	6/15/2029		7,460,000	7,102,682
Buckeye Partners LP	4.125%	12/1/2027		7,654,000	7,130,466
CNX Midstream Partners LP†	4.75%	4/15/2030		9,074,000	7,949,629

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031	$4,891,000	$4,561,300
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028	9,913,000	9,500,371
DT Midstream, Inc.†	4.125%		6/15/2029	7,560,000	6,915,062
Energy Transfer LP	8.00% (5 yr. CMT + 4.02%)	#	5/15/2054	3,257,000	3,386,808
EnLink Midstream LLC†	6.50%		9/1/2030	3,951,000	4,053,295
EQM Midstream Partners LP†	4.75%		1/15/2031	4,000,000	3,723,256
EQM Midstream Partners LP†	6.375%		4/1/2029	3,664,000	3,677,102
EQM Midstream Partners LP†	7.50%		6/1/2030	8,082,000	8,598,650
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029	4,397,000	4,473,877
Genesis Energy LP/Genesis Energy Finance Corp.	8.875%		4/15/2030	7,731,000	8,023,059
Global Partners LP/GLP Finance Corp.†	8.25%		1/15/2032	7,185,000	7,374,161
Hess Midstream Operations LP†	5.125%		6/15/2028	5,824,000	5,600,475
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%		2/15/2032	6,993,000	7,109,028
Northriver Midstream Finance LP (Canada)†(b)	5.625%		2/15/2026	7,831,000	7,684,169
Venture Global Calcasieu Pass LLC†	6.25%		1/15/2030	2,705,000	2,702,721
Venture Global LNG, Inc.†	8.125%		6/1/2028	8,011,000	8,144,877
Venture Global LNG, Inc.†	8.375%		6/1/2031	8,211,000	8,311,388
Venture Global LNG, Inc.†	9.50%		2/1/2029	13,967,000	14,900,532
Total					145,151,834

Real Estate 0.96%
Cushman & Wakefield U.S. Borrower LLC†	8.875%		9/1/2031	7,239,000	7,542,855
Howard Hughes Corp.†	4.375%		2/1/2031	4,439,000	3,787,656
Howard Hughes Corp.†	5.375%		8/1/2028	11,175,000	10,555,067
Hunt Cos., Inc.†	5.25%		4/15/2029	7,915,000	7,251,904
Kennedy-Wilson, Inc.	4.75%		3/1/2029	4,662,000	3,781,045
Newmark Group, Inc.†	7.50%		1/12/2029	2,162,000	2,200,157
Shimao Group Holdings Ltd. (Hong Kong)(b)(f)	3.45%		1/11/2031	1,074,000	42,960
Shimao Group Holdings Ltd. (Hong Kong)(b)(f)	5.20%		1/16/2027	23,117,000	1,121,175
Sunac China Holdings Ltd. (China)†(b)	6.00%		9/30/2026	433,597	52,032
Sunac China Holdings Ltd. (China)†(b)	6.25%		9/30/2027	433,597	47,991
Sunac China Holdings Ltd. (China)†(b)	6.50%		9/30/2027	867,194	86,719
Sunac China Holdings Ltd. (China)†(b)	6.75%		9/30/2028	1,300,790	113,819
Sunac China Holdings Ltd. (China)†(b)	7.00%		9/30/2029	1,300,790	100,811
Sunac China Holdings Ltd. (China)†(b)	7.25%		9/30/2030	611,032	42,467
Total					36,726,658

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
REITS 1.00%
Iron Mountain, Inc.†	5.625%	7/15/2032		$16,053,000	$14,937,945
Iron Mountain, Inc.†	7.00%	2/15/2029		2,533,000	2,573,694
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029		4,333,000	3,894,083
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	4.875%	5/15/2029		8,521,000	7,836,764
RHP Hotel Properties LP/RHP Finance Corp.†	7.25%	7/15/2028		5,993,000	6,143,259
Service Properties Trust	5.25%	2/15/2026		3,150,000	3,062,666
Total					38,448,411

Retail 4.70%
Advance Auto Parts, Inc.	3.50%	3/15/2032		6,180,000	5,186,438
Arko Corp.†	5.125%	11/15/2029		5,630,000	4,887,009
Asbury Automotive Group, Inc.†	5.00%	2/15/2032		4,791,000	4,258,616
Bath & Body Works, Inc.†	6.625%	10/1/2030		3,869,000	3,894,404
Beacon Roofing Supply, Inc.†	4.125%	5/15/2029		4,996,000	4,497,469
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†	5.125%	4/15/2029		5,297,000	4,906,160
Carvana Co.†	12.00%	12/1/2028		3,485,673	3,354,945
Carvana Co.†	13.00%	6/1/2030		6,884,944	6,444,978
Douglas GmbH	6.00%	4/8/2026	EUR	4,565,000	4,974,539
Dutch Lion BV†(f)	11.25%	6/15/2020	EUR	9,152,880	–	(a)(h)
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%	4/26/2028		$6,449,000	6,809,467
FirstCash, Inc.†	5.625%	1/1/2030		4,124,000	3,911,663
Gap, Inc.†	3.875%	10/1/2031		14,492,000	11,706,977
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(b)	8.375%	1/15/2029		5,360,000	5,117,031
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(b)	8.75%	1/15/2032		2,716,000	2,582,199
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		7,932,000	6,456,444
GYP Holdings III Corp.†	4.625%	5/1/2029		4,499,000	4,197,657
LBM Acquisition LLC†	6.25%	1/15/2029		6,521,000	5,881,738
LCM Investments Holdings II LLC†	4.875%	5/1/2029		5,053,000	4,542,667
LCM Investments Holdings II LLC†	8.25%	8/1/2031		4,533,000	4,630,394
Macy’s Retail Holdings LLC†	5.875%	4/1/2029		8,560,000	8,252,140
Michaels Cos., Inc.†	5.25%	5/1/2028		2,441,000	1,898,263
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%	4/1/2026		4,654,000	4,569,058
Nordstrom, Inc.	4.375%	4/1/2030		5,843,000	5,169,302

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
Park River Holdings, Inc.†	5.625%		2/1/2029		$2,615,000	$2,202,628
Park River Holdings, Inc.†	6.75%		8/1/2029		2,676,000	2,294,164
PetSmart, Inc./PetSmart Finance Corp.†	4.75%		2/15/2028		12,558,000	11,786,247
PetSmart, Inc./PetSmart Finance Corp.†	7.75%		2/15/2029		4,845,000	4,791,568
Punch Finance PLC†	6.125%		6/30/2026	GBP	3,251,000	3,978,285
Raising Cane’s Restaurants LLC†	9.375%		5/1/2029		$4,216,000	4,496,208
Sally Holdings LLC/Sally Capital, Inc.	6.75%		3/1/2032		5,918,000	5,904,982
SRS Distribution, Inc.†	6.00%		12/1/2029		5,109,000	4,760,949
Staples, Inc.†	7.50%		4/15/2026		4,351,000	4,187,466
Staples, Inc.†	10.75%		4/15/2027		3,248,000	2,975,785
Stonegate Pub Co. Financing 2019 PLC	8.25%		7/31/2025	GBP	4,833,000	5,979,802
Victoria’s Secret & Co.†	4.625%		7/15/2029		$4,743,000	4,006,517
White Cap Buyer LLC†	6.875%		10/15/2028		4,333,000	4,228,593
Total						179,722,752

Savings & Loans 0.07%
New York Community Bancorp, Inc.	8.332% (3 mo. USD Term SOFR + 3.04%)	#	11/6/2028		3,087,000	2,581,506
Washington Mutual Bank/Debt not acquired by JPMorgan(f)	6.875%		6/15/2011		10,000,000	–	(a)(h)
Total						2,581,506

Semiconductors 0.33%
Entegris, Inc.†	3.625%		5/1/2029		4,512,000	3,997,248
ON Semiconductor Corp.†	3.875%		9/1/2028		3,792,000	3,471,159
Synaptics, Inc.†	4.00%		6/15/2029		5,747,000	5,153,680
Total						12,622,087

Software 2.22%
AthenaHealth Group, Inc.†	6.50%		2/15/2030		4,238,000	3,798,357
Capstone Borrower, Inc.†	8.00%		6/15/2030		7,953,000	8,227,458
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.†	8.00%		6/15/2029		3,637,000	3,731,039
Cloud Software Group, Inc.†	6.50%		3/31/2029		19,249,000	17,937,816
Cloud Software Group, Inc.†	9.00%		9/30/2029		17,576,000	16,424,751
Elastic NV†	4.125%		7/15/2029		6,382,000	5,737,655
Fair Isaac Corp.†	4.00%		6/15/2028		3,692,000	3,433,300
RingCentral, Inc.†	8.50%		8/15/2030		4,080,000	4,221,474
ROBLOX Corp.†	3.875%		5/1/2030		5,791,000	5,076,188
Rocket Software, Inc.†	6.50%		2/15/2029		5,175,000	4,385,813

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Software (continued)
Twilio, Inc.	3.625%	3/15/2029	$6,492,000	$5,785,867
Veritas U.S., Inc./Veritas Bermuda Ltd.†	7.50%	9/1/2025	6,550,000	6,014,333
Total				84,774,051

Telecommunications 2.93%
Altice France SA (France)†(b)	5.125%	7/15/2029	24,510,000	18,538,503
Altice France SA (France)†(b)	8.125%	2/1/2027	10,373,000	9,542,793
Frontier Communications Holdings LLC†	5.875%	10/15/2027	12,943,000	12,519,781
Frontier Communications Holdings LLC†	6.00%	1/15/2030	24,916,000	21,331,442
Frontier Communications Holdings LLC†	6.75%	5/1/2029	2,028,000	1,823,137
Frontier Communications Holdings LLC†	8.75%	5/15/2030	5,000,000	5,104,977
Hughes Satellite Systems Corp.	6.625%	8/1/2026	7,626,000	5,033,160
Iliad Holding SASU (France)†(b)	7.00%	10/15/2028	7,271,000	7,199,971
Lumen Technologies, Inc.†	4.00%	2/15/2027	9,417,000	6,355,251
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(b)	6.20%	2/11/2025	9,567,000	8,251,537
Viasat, Inc.†	5.625%	9/15/2025	5,807,000	5,641,704
Viasat, Inc.†	7.50%	5/30/2031	8,112,000	5,708,820
Vmed O2 U.K. Financing I PLC (United Kingdom)†(b)	4.75%	7/15/2031	5,806,000	5,026,805
Total				112,077,881

Transportation 0.83%
Carriage Purchaser, Inc.†	7.875%	10/15/2029	7,605,000	6,587,717
GN Bondco LLC†	9.50%	10/15/2031	4,565,000	4,526,951
Rand Parent LLC†	8.50%	2/15/2030	6,822,000	6,634,887
Seaspan Corp. (Hong Kong)†(b)	5.50%	8/1/2029	7,915,000	6,758,302
Watco Cos. LLC/Watco Finance Corp.†	6.50%	6/15/2027	4,033,000	3,924,619
XPO, Inc.†	7.125%	2/1/2032	3,435,000	3,495,071
Total				31,927,547

Trucking & Leasing 0.60%
Fortress Transportation & Infrastructure Investors LLC†	5.50%	5/1/2028	16,116,000	15,453,008
Fortress Transportation & Infrastructure Investors LLC†	7.875%	12/1/2030	7,148,000	7,500,768
Total				22,953,776
Total Corporate Bonds (cost $3,442,830,412)				3,437,892,042

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
FLOATING RATE LOANS(i) 7.72%

Aerospace 0.24%
Arcline FM Holdings LLC 2021 1st Lien Term Loan	10.36% (3 mo. USD Term SOFR + 4.75%)		6/23/2028	$4,750,468	$4,760,277
Atlas CC Acquisition Corp. Term Loan B	9.855% (3 mo. USD Term SOFR + 4.25%)		5/25/2028	652,620	585,524
Atlas CC Acquisition Corp. Term Loan C	9.855% (3 mo. USD Term SOFR + 4.00%)		5/25/2028	132,736	119,090
Peraton Corp. 2nd Lien Term Loan B1	13.176% (3 mo. USD Term SOFR + 7.75%)		2/1/2029	3,877,000	3,885,878
Total					9,350,769

Aerospace/Defense 0.21%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(b)	0.50%		3/6/2025	9,230,526	7,938,253

Auto Parts & Equipment 0.04%
RealTruck Group, Inc. 2023 Incremental Term Loan	10.441% (1 mo. USD Term SOFR + 5.00%)		1/31/2028	1,359,000	1,355,602

Automotive 0.10%
DexKo Global, Inc. 2021 USD Term Loan B	9.36% (3 mo. USD Term SOFR + 3.75%)		10/4/2028	3,918,896	3,908,981

Banks 0.21%
AqGen Island Holdings, Inc. Term Loan	8.941% (1 mo. USD Term SOFR + 3.50%)		8/2/2028	7,907,000	7,865,488

Beverages 0.26%
Triton Water Holdings, Inc. 2024 Incremental Term Loan B	–	(j)	3/31/2028	6,069,000	5,977,965	(k)
Triton Water Holdings, Inc. Term Loan	–	(j)	3/31/2028	3,908,000	3,846,937
Total					9,824,902

Building & Construction 0.12%
USIC Holdings, Inc. 2021 2nd Lien Term Loan	12.11% (3 mo. USD Term SOFR + 6.50%)		5/14/2029	4,759,905	4,704,381

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Chemicals 0.26%
Lonza Group AG USD Term Loan B (Luxembourg)(b)	9.373% (3 mo. USD Term SOFR + 3.93%)		7/3/2028	$3,881,603	$3,645,950
Plaskolite LLC 2021 Term Loan	9.441% (1 mo. USD Term SOFR + 4.00%)		12/15/2025	6,442,015	6,311,854
Total					9,957,804

Commercial Services 0.40%
CoreLogic, Inc. 2nd Lien Term Loan	11.941% (1 mo. USD Term SOFR + 6.50%)		6/4/2029	1,720,000	1,566,284
CoreLogic, Inc. Term Loan	8.941% (1 mo. USD Term SOFR + 3.50%)		6/2/2028	2,742,985	2,678,058
PG Investment Co. 59 SARL Term Loan B (Luxembourg)(b)	–	(j)	2/24/2031	5,984,397	5,996,874
Spin Holdco, Inc. 2021 Term Loan	9.625% (3 mo. USD Term SOFR + 4.00%)		3/4/2028	5,688,988	5,190,178
Total					15,431,394

Consumer Non-Durables 0.09%
Anastasia Parent LLC 2018 Term Loan B	9.36% (3 mo. USD Term SOFR + 3.75%)		8/11/2025	4,557,048	3,328,673

Containers & Packaging 0.11%
Iris Holding, Inc. Term Loan	10.163% (3 mo. USD Term SOFR + 4.75%)		6/28/2028	4,327,089	4,103,530

Diversified Capital Goods 0.33%
Grinding Media, Inc. 2021 Term Loan B	9.591% (3 mo. USD Term SOFR + 4.00%)		10/12/2028	7,258,495	7,222,203
Tank Holding Corp. 2022 Term Loan	11.176% (1 mo. USD Term SOFR + 5.75%)		3/31/2028	5,277,433	5,237,852
Total					12,460,055

Diversified Financial Services 0.10%
Advisor Group, Inc. 2024 Fungible Term Loan	–	(j)	8/16/2028	4,004,167	4,009,433

Electric 0.15%
Helix Gen Funding LLC 2023 Term Loan	10.098% (3 mo. USD Term SOFR + 4.75%)		12/31/2027	5,863,704	5,889,915

Electric: Generation 0.05%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	7.11% (3 mo. USD Term SOFR + 1.50%)		7/28/2028	1,196,824	628,333

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Electric: Generation (continued)
Frontera Generation Holdings LLC 2021 Term Loan	18.61% (3 mo. USD Term SOFR + 13.00%)		7/28/2026	$1,233,060	$1,381,027
Total					2,009,360

Electric: Integrated 0.17%
Compass Power Generation LLC 2022 Term Loan B2	9.69% (1 mo. USD Term SOFR + 4.25%)		4/14/2029	6,375,941	6,424,654

Engineering & Construction 0.25%
Service Logic Acquisition, Inc. Term Loan	9.441% - 9.57% (1 mo. USD Term SOFR + 4.00%) (3 mo. USD Term SOFR + 4.00%)		10/29/2027	9,706,957	9,713,024

Environmental Control 0.10%
Heritage-Crystal Clean, Inc. Term Loan B	10.317% (3 mo. USD Term SOFR + 5.00%)		10/17/2030	3,696,000	3,716,217

Financial 0.20%
Asurion LLC 2021 Second Lien Term Loan B4	10.691% (1 mo. USD Term SOFR + 5.25%)		1/20/2029	4,090,000	3,868,567
Hudson River Trading LLC 2021 Term Loan	–	(j)	3/20/2028	3,886,000	3,867,192
Total					7,735,759

Food 0.10%
Chobani LLC 2023 Incremental Term Loan	9.068% (1 mo. USD Term SOFR + 3.75%)		10/25/2027	3,837,000	3,848,396

Gaming/Leisure 0.22%
City Football Group Ltd. Term Loan (United Kingdom)(b)	8.435% (1 mo. USD Term SOFR + 3.00%)		7/21/2028	8,410,556	8,400,085

Health Care Services 0.30%
ADMI Corp. 2021 Term Loan B2	–	(j)	12/23/2027	4,150,000	3,979,539
National Mentor Holdings, Inc. 2021 Term Loan	9.176% - 9.20% (1 mo. USD Term SOFR + 3.75%) (3 mo. USD Term SOFR + 3.75%)		3/2/2028	4,477,786	4,190,469
National Mentor Holdings, Inc. 2021 Term Loan C	9.198% (3 mo. USD Term SOFR + 3.75%)		3/2/2028	128,400	120,161

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care Services (continued)
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	11.11% – 11.32% (3 mo. USD Term SOFR + 5.50%)		10/1/2025	$3,980,535	$3,174,476
Total					11,464,645

Healthcare 0.62%
Athenahealth Group, Inc. 2022 Term Loan B	8.576% (1 mo. USD Term SOFR + 3.25%)		2/15/2029	3,913,000	3,889,150
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	9.563% (3 mo. USD Term SOFR + 4.25%)		3/30/2029	4,028,000	3,941,902
Emerald TopCo, Inc. Term Loan	–	(j)	7/24/2026	5,899,000	5,863,989
eResearchTechnology, Inc. 2020 1st Lien Term Loan	–	(j)	2/4/2027	2,002,667	2,007,553
MedAssets Software Intermediate Holdings, Inc. 2021 Term Loan	9.441% (1 mo. USD Term SOFR + 4.00%)		12/18/2028	5,000,000	4,203,150
Physician Partners LLC Term Loan	–	(j)	12/26/2028	4,078,000	3,631,969
Total					23,537,713

Home Furnishings 0.12%
TGP Holdings III LLC 2021 Term Loan	8.676% (1 mo. USD Term SOFR + 3.25%)		6/29/2028	4,901,249	4,581,149

Housing 0.15%
Solis IV BV USD Term Loan B1 (Netherlands)(b)	8.824% (3 mo. USD Term SOFR + 3.50%)		2/26/2029	5,899,000	5,843,107

Insurance 0.11%
Amynta Agency Borrower, Inc. 2023 1st Lien Term Loan B	9.576% (1 mo. USD Term SOFR + 4.25%)		2/28/2028	4,187,790	4,195,642

Integrated Energy 0.12%
Esdec Solar Group BV Term Loan B (Netherlands)(b)	10.36% (3 mo. USD Term SOFR + 4.75%)		8/30/2028	4,730,284	4,505,595

Investment Management Companies 0.08%
Aragorn Parent Corp. Term Loan	9.571% (1 mo. USD Term SOFR + 4.25%)		6/15/2028	3,042,000	3,050,244

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Leisure Time 0.05%
Hurtigruten ASA 2024 EUR OpCo Exit Term Loan	11.932% (3 mo. EURIBOR + 8.00%)		6/30/2027	EUR	1,528,866	$1,724,178

Machinery: Diversified 0.10%
CPM Holdings, Inc. 2023 Term Loan	9.828% (1 mo. USD Term SOFR + 4.50%)		9/28/2028		$3,896,000	3,903,305

Media 0.17%
Sinclair Television Group, Inc. 2021 Term Loan B3	–	(j)	4/1/2028		7,668,212	6,473,888
Sinclair Television Group, Inc. 2022 Term Loan B4	9.176% (1 mo. USD Term SOFR + 3.75%)		4/21/2029		235,939	200,165
Total						6,674,053

Metal Fabricate/Hardware 0.08%
Crosby U.S. Acquisition Corp. 2024 Term Loan B	9.307% (3 mo. USD Term SOFR + 4.00%)		8/12/2029		3,065,255	3,081,869

Miscellaneous Manufacture 0.17%
Touchdown Acquirer, Inc. Delayed Draw Term Loan(l)	–	(j)	2/7/2031		1,041,912	1,043,865
Touchdown Acquirer, Inc. USD Term Loan	–	(j)	2/7/2031		5,389,108	5,399,213
Total						6,443,078

Oil & Gas 0.36%
Parkway Generation LLC Term Loan B	10.324% (3 mo. USD Term SOFR + 4.75%)		2/18/2029		6,770,195	6,737,191
Parkway Generation LLC Term Loan C	10.324% (3 mo. USD Term SOFR + 4.75%)		2/18/2029		918,123	913,647
Waterbridge Midstream Operating LLC Term Loan B	11.336% (3 mo. USD Term SOFR + 5.75%)		6/22/2026		5,975,919	5,983,867
Total						13,634,705

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(j)	5/16/2024		633,376	79,489	(m)

Pipelines 0.15%
Epic Y-Grade Services LP 2020 Term Loan	–	(j)	6/30/2027		5,845,000	5,825,507

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Retail 0.31%
Fogo De Chao, Inc. 2023 Term Loan B	10.076% (1 mo. USD Term SOFR + 4.75%)		9/30/2030		$4,957,000	$4,917,121
Park River Holdings, Inc. Term Loan	8.843% (3 mo. USD Term SOFR + 3.25%)		12/28/2027		4,028,000	3,928,126
Staples, Inc. 7 Year Term Loan	10.443% (1 mo. USD LIBOR + 5.00%)		4/16/2026		2,992,147	2,926,903
Total						11,772,150

Service 0.17%
Red Planet Borrower LLC Term Loan B	9.176% (1 mo. USD Term SOFR + 3.75%)		10/2/2028		6,664,824	6,524,596

Software 0.52%
Applied Systems, Inc. 2024 2nd Lien Term Loan	–	(j)	2/6/2032		1,552,532	1,593,286
Genesys Cloud Services Holdings II LLC Term Loan B	9.191% (1 mo. USD Term SOFR + 3.75%)		12/1/2027		2,815,236	2,827,553
Isolved, Inc. Term Loan B	9.484% (3 mo. USD Term SOFR + 4.00%)		10/14/2030		5,839,000	5,866,385
Project Alpha Intermediate Holding, Inc. 2023 1st Lien Term Loan B	10.063% (3 mo. USD Term SOFR + 4.75%)		10/28/2030		4,980,000	5,000,045
Sophia LP 2024 Term Loan B	–	(j)	10/7/2029		4,690,455	4,694,488
Total						19,981,757

Software/Services 0.10%
Proofpoint, Inc. 1st Lien Term Loan	–	(j)	8/31/2028		3,884,000	3,882,388

Telecommunications 0.21%
CenturyLink, Inc. 2020 Term Loan B	7.691% (1 mo. USD Term SOFR + 2.25%)		3/15/2027		5,995,618	4,399,284
Michaels Cos., Inc. 2021 Term Loan B	9.86% (3 mo. USD Term SOFR + 4.25%)		4/15/2028		4,418,342	3,636,627
Total						8,035,911

Transportation 0.12%
Hurtigruten ASA 2024 EUR Holdco Term Loan	12.388% (6 mo. EURIBOR + 8.50%)		2/26/2029	EUR	4,812,083	2,089,018
Hurtigruten ASA 2024 EUR Term Loan B	10.911% (6 mo. EURIBOR + 7.00%)		9/30/2027	EUR	2,519,369	2,582,252
Total						4,671,270
Total Floating Rate Loans (cost $296,775,099)						295,389,026

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(b) 0.15%

Sri Lanka
Sri Lanka Government International Bonds†(f) (cost $9,711,572)	5.875%	7/25/2022	$10,289,000	$5,654,803

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.00%
Merrill Lynch Mortgage Trust Series 2006-C1(c)(cost $0)	Zero Coupon	2/29/2024	10,500,000	–	(a)

	Dividend Rate		Shares‡

PREFERRED STOCKS 0.17%

Transportation Infrastructure
ACBL Holdings Corp.* (cost $2,550,350)	Zero Coupon		102,014	6,630,910

	Exercise Price	Expiration Date
WARRANTS 0.00%

Machinery 0.00%
TNT Crane & Rigging, Inc.
	$4.00	10/16/2025	26,319	19,739	(n)
Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.	3.50	12/31/2099	56,246	145,284
Total Warrants (cost $302,137)				165,023
Total Long-Term Investments (cost $3,837,462,904)				3,824,060,241

SHORT-TERM INVESTMENTS 0.06%			Principal Amount‡
REPURCHASE AGREEMENTS 0.06%
Repurchase Agreement dated 2/29/2024, 2.800%% due 3/1/2024 with Fixed Income Clearing Corp. collateralized by $2,252,200 of U.S. Treasury Note at 4.625% due 2/28/2026; value: $2,250,968; proceeds: $2,206,992 (cost $2,206,820)			$2,206,820	2,206,820
Total Investments in Securities 99.97% (cost $3,839,669,724)				3,826,267,061
Less Unfunded Loan Commitments (0.03%) (cost $1,041,912)				(1,043,865)
Net Investments in Securities 99.94% (cost $3,838,627,812)				3,825,223,196
Other Assets and Liabilities – Net(p)0.06%				2,009,137
Net Assets 100.00%				$3,827,232,333

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
‡	Principal/Shares Amount are denominated in U.S dollars unless otherwise noted.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2024, the total value of Rule 144A securities was $2,920,879,963, which represents 76.32% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2024.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(b)	Foreign security traded in U.S. dollars.
(c)	Security has been deemed worthless.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Securities purchased on a when-issued basis.
(f)	Defaulted (non-income producing security).
(g)	Security has been fully or partially segregated for open reverse repurchase agreements as of February 29, 2024.
(h)	Amount is less than $1.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2024.
(j)	Interest Rate to be determined.
(k)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Security partially/fully unfunded.
(m)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loan fair valued by the Pricing Committee. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(n)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(o)	Investment in non-U.S. dollar denominated securities.
(p)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

Forward Foreign Currency Exchange Contracts at February 29, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Morgan Stanley	5/22/2024	70,409,000	$76,353,041	$76,343,181	$9,860
Euro	Sell	Morgan Stanley	5/22/2024	715,000	775,740	775,261	479
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$10,339

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Toronto Dominion Bank	5/17/2024	237,000	$299,308	$299,292	$(16)
Euro	Buy	Morgan Stanley	5/22/2024	1,111,000	1,204,732	1,204,637	(95)
British pound	Sell	Morgan Stanley	5/17/2024	33,900,000	42,793,716	42,810,124	(16,408)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(16,519)

Futures Contracts at February 29, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2024	1,629	Long	$179,942,854	$179,902,688	$(40,166)
U.S. 10-Year Ultra Treasury Note	June 2024	176	Short	(20,067,329)	(20,094,250)	(26,921)
U.S. 2-Year Treasury Note	June 2024	2,673	Long	547,324,610	547,296,750	(27,860)
U.S. 5-Year Treasury Note	June 2024	2,583	Short	(275,946,868)	(276,138,844)	(191,976)
U.S. Long Bonds	June 2024	110	Short	(12,977,326)	(13,117,500)	(140,174)
U.S. Ultra Treasury Bond	June 2024	85	Short	(10,706,401)	(10,869,375)	(162,974)
Total Unrealized Depreciation on Futures Contracts						$(590,071)

Reverse Repurchase Agreement Payables as of February 29, 2024

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)		Trade Date	Maturity Date	Fair Value(2)
Barclays Bank PLC	$2,271,324	$2,205,000 principal, Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc at 10.75% due 6/1/2028, $2,269,000 fair value	(7.500%	)	2/27/2024	6/1/2028	$2,269,904

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $1,420.

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 29, 2024

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Common Stocks
Automobile Components	$–	$1,979,735	$–		$1,979,735
Electric-Generation	–	4,819	–		4,819
Machinery	4,280,951	37,577	–		4,318,528
Miscellaneous Financials	–	2,912,116	–		2,912,116
Personal Care Products	–	6,669,418	–	(3)	6,669,418
Specialty Retail	–	2,525,678	–		2,525,678
Transportation Infrastructure	–	977,988	1		977,989
Remaining Industries	27,733,819	–	–		27,733,819
Convertible Bonds	–	31,206,335	–		31,206,335
Corporate Bonds
Mining	–	101,980,803	–	(3)	101,980,803
Retail	–	179,722,752	–	(4)	179,722,752
Savings & Loans	–	2,581,506	–	(4)	2,581,506
Remaining Industries	3,153,606,981	–	3,153,606,981
Floating Rate Loans
Beverages	–	3,846,937	5,977,965		9,824,902
Personal & Household Products	–	–	79,489		79,489
Remaining Industries	–	285,484,635	–		285,484,635
Less Unfunded Commitments	–	(1,043,865)	–		(1,043,865)
Foreign Government Obligations	–	5,654,803	–		5,654,803
Non-Agency Commercial Mortgage-Backed Securities	–	–	–		–
Preferred Stocks	–	6,630,910	–		6,630,910
Warrants	–	145,284	19,739		165,023
Short-Term Investments
Repurchase Agreements	–	2,206,820	–		2,206,820
Total	$32,014,770	$3,787,131,232	$6,077,194		$3,825,223,196

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND February 29, 2024

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$10,339	$–	$10,339
Liabilities	–	(16,519)	–	(16,519)
Futures Contracts
Assets	–	–	–	–
Liabilities	(590,071)	–	–	(590,071)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(2,269,904)	–	(2,269,904)
Total	$(590,071)	$(2,276,084)	$–	$(2,866,155)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes securities with zero fair value.
(4)	Amount is less than $1

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)

INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 103.78%

ASSET-BACKED SECURITIES 5.77%

Automobiles 0.81%
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class D†	3.71%		8/20/2027	$12,750,000	$11,558,694
Carvana Auto Receivables Trust Series 2019-4A Class E†	4.70%		10/15/2026	6,535,053	6,498,588
Hertz Vehicle Financing LLC Series 2021-1A Class D†	3.98%		12/26/2025	5,000,000	4,885,913
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%		8/15/2028	8,452,000	8,458,197
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%		8/15/2028	3,100,000	2,969,525
Total					34,370,917

Other 4.70%
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	5,205,000	5,283,202
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	3,180,000	3,176,381
Avant Loans Funding Trust Series 2021-REV1 Class D†	4.30%		7/15/2030	7,135,000	6,633,849
Barings Loan Partners CLO Ltd. Series LP-3A Class BR†	7.418% (3 mo. USD Term SOFR + 2.10%)	#	7/20/2033	7,430,000	7,452,717
Benefit Street Partners CLO XVIII Ltd. Series 2019-18A Class BR†	7.276% (3 mo. USD Term SOFR + 1.96%)	#	10/15/2034	11,830,000	11,870,623
Carlyle U.S. CLO Ltd. Series 2019-2A Class A2R†	7.226% (3 mo. USD Term SOFR + 1.91%)	#	7/15/2032	6,375,000	6,396,259
Carlyle U.S. CLO Ltd. Series 2024-1A Class B†(a)	5.72% (3 mo. USD Term SOFR + 2.00%)	#	4/15/2037	8,450,000	8,441,991
CIFC Funding Ltd. Series 2021-4A Class A†	6.626% (3 mo. USD Term SOFR + 1.31%)	#	7/15/2033	7,000,000	7,005,600
CIFC Funding Ltd. Series 2023-3A Class B†	7.616% (3 mo. USD Term SOFR + 2.30%)	#	1/20/2037	11,370,000	11,414,006
Dryden 107 CLO Ltd. Series 2023-107A Class C†	8.307% (3 mo. USD Term SOFR + 3.00%)	#	8/15/2035	5,250,000	5,290,389

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Dryden 38 Senior Loan Fund Series 2015-38A Class BRR†(a)	6.07% (3 mo. USD Term SOFR + 1.80%)	#	7/15/2030		$12,650,000	$12,650,000
Fairstone Financial Issuance Trust Series I 2020-1A Class C†	5.162%		10/20/2039	CAD	15,535,000	10,647,925
Galaxy XXI CLO Ltd. Series 2015-21A Class AR†	6.599% (3 mo. USD Term SOFR + 1.28%)	#	4/20/2031		$859,630	859,286
Generate CLO 14 Ltd. Series 2024-14A Class C†(a)	6.21% (3 mo. USD Term SOFR + 2.50%)	#	4/22/2037		6,590,000	6,590,000
Gracie Point International Funding Series 2023-1A Class A†	7.308% (90 day USD SOFR Average + 1.95%)	#	9/1/2026		6,069,702	6,100,350
GREYWOLF CLO VII Ltd. Series 2018-2A Class A2†	7.478% (3 mo. USD Term SOFR + 2.16%)	#	10/20/2031		8,170,000	8,207,748
Madison Park Funding XIV Ltd. Series 2014-14A Class BR3†	7.117% (3 mo. USD Term SOFR + 1.80%)	#	10/22/2030		4,540,000	4,539,993
Madison Park Funding XVII Ltd. Series 2015-17A Class BR2†	7.079% (3 mo. USD Term SOFR + 1.76%)	#	7/21/2030		10,000,000	10,034,508
Marble Point CLO XVII Ltd. Series 2020-1A Class A†	6.879% (3 mo. USD Term SOFR + 1.56%)	#	4/20/2033		4,859,946	4,850,712
Mountain View CLO LLC Series 2017-1A Class AR†	6.666% (3 mo. USD Term SOFR + 1.35%)	#	10/16/2029		1,492,618	1,493,364
OCP CLO Ltd. Series 2024-31A Class B1†(a)	5.78% (3 mo. USD Term SOFR + 2.00%)	#	4/20/2037		14,400,000	14,400,000	(b)
Octagon Loan Funding Ltd. Series 2014-1A Class ARR†	6.761% (3 mo. USD Term SOFR + 1.44%)	#	11/18/2031		5,000,000	5,004,750
Rad CLO 20 Ltd. Series 2023-20A Class C†	8.406% (3 mo. USD Term SOFR + 3.00%)	#	7/20/2036		10,470,000	10,534,380
Regatta XXV Funding Ltd. Series 2023-1A Class C†	8.364% (3 mo. USD Term SOFR + 3.05%)	#	7/15/2036		10,030,000	10,106,642
Romark CLO Ltd. Series 2017-1A Class A2R†	7.227% (3 mo. USD Term SOFR + 1.91%)	#	10/23/2030		8,890,000	8,922,121

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	$8,358,053	$7,857,571
Voya CLO Ltd. Series 2018-4A Class A1AR†	6.616% (3 mo. USD Term SOFR + 1.30%)	#	1/15/2032	3,950,000	3,959,585
Total					199,723,952

Rec Vehicle Loan 0.26%
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	11,033,000	10,945,997
Total Asset-Backed Securities (cost $248,762,851)					245,040,866

CORPORATE BONDS 81.59%

Aerospace/Defense 0.39%
HEICO Corp.	5.35%		8/1/2033	4,779,000	4,758,119
L3Harris Technologies, Inc.	5.60%		7/31/2053	7,182,000	7,248,430
RTX Corp.	6.40%		3/15/2054	4,206,000	4,659,293
Total					16,665,842

Agriculture 2.90%
BAT Capital Corp.	5.834%		2/20/2031	3,991,000	3,978,828
BAT Capital Corp.	6.343%		8/2/2030	7,586,000	7,838,343
BAT Capital Corp.	7.75%		10/19/2032	39,927,000	44,651,191
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%		7/27/2027	16,816,000	17,124,626
JT International Financial Services BV (Netherlands)†(c)	6.875%		10/24/2032	16,000,000	17,709,484
Philip Morris International, Inc.	5.125%		2/13/2031	4,393,000	4,328,387
Vector Group Ltd.†	10.50%		11/1/2026	200,000	201,428
Viterra Finance BV (Netherlands)†(c)	2.00%		4/21/2026	5,000,000	4,630,069
Viterra Finance BV (Netherlands)†(c)	3.20%		4/21/2031	19,555,000	16,795,011
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	5,846,000	5,725,172
Total					122,982,539

Apparel 0.64%
Tapestry, Inc.	7.00%		11/27/2026	13,187,000	13,550,285
Tapestry, Inc.	7.35%		11/27/2028	13,100,000	13,712,645
Total					27,262,930

Auto Manufacturers 1.43%
Cummins, Inc.	5.45%		2/20/2054	8,466,000	8,519,159
Ford Motor Credit Co. LLC	3.375%		11/13/2025	31,500,000	30,234,849
General Motors Financial Co., Inc.	5.75%		2/8/2031	6,985,000	6,967,914

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Auto Manufacturers (continued)
Hyundai Capital America†	5.40%		1/8/2031		$5,942,000	$5,951,928
Hyundai Capital America†	6.50%		1/16/2029		8,613,000	9,018,459
Total						60,692,309

Banks 16.11%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037		4,000,000	3,184,865
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%)	#	9/13/2029		8,000,000	8,305,628
Bank of America Corp.	2.299% (SOFR + 1.22%)	#	7/21/2032		8,014,000	6,488,819
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032		31,002,000	25,974,185
Bank of Montreal (Canada)(a)(c)	7.70% (5 yr. CMT + 3.45%)	#	5/26/2084		12,775,000	12,775,000
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%)	#	4/26/2034		4,989,000	4,863,986
Bank of Nova Scotia (Canada)(c)	8.00% (5 yr. CMT + 4.02%)	#	1/27/2084		10,000,000	10,123,070
BankUnited, Inc.	5.125%		6/11/2030		9,962,000	9,023,422
Barclays PLC (United Kingdom)(c)	6.224% (SOFR + 2.98%)	#	5/9/2034		10,000,000	10,129,974
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%)	#	1/8/2039		13,900,000	14,417,566
BNP Paribas SA (France)†(c)	4.375% (5 yr. USD Swap + 1.48%)	#	3/1/2033		6,844,000	6,432,391
BNP Paribas SA (France)†(c)	5.738% (SOFR + 1.88%)	#	2/20/2035		8,050,000	7,975,167
BNP Paribas SA (France)†(c)	7.75% (5 yr. CMT + 4.90%)	#	–	(d)	12,282,000	12,398,876
BNP Paribas SA (France)†(c)	8.00% (5 yr. CMT + 3.73%)	#	–	(d)	4,062,000	4,067,440
BPCE SA (France)†(c)	3.116% (SOFR + 1.73%)	#	10/19/2032		7,584,000	6,121,816
BPCE SA (France)†(c)	6.508% (1 yr. CMT + 2.79%)	#	1/18/2035		8,000,000	7,934,520
Citigroup, Inc.	2.561% (SOFR + 1.17%)	#	5/1/2032		18,611,000	15,328,996
Citigroup, Inc.	4.91% (SOFR + 2.09%)	#	5/24/2033		15,000,000	14,367,121
Citigroup, Inc.	5.827% (SOFR + 2.06%)	#	2/13/2035		10,649,000	10,422,539

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Citigroup, Inc.	6.174% (SOFR + 2.66%)	#	5/25/2034		$13,417,000	$13,524,393
Citigroup, Inc.	7.625% (5 yr. CMT + 3.21%)	#	–	(d)	7,000,000	7,235,851
Citizens Bank NA	4.119% (SOFR + 1.40%)	#	5/23/2025		10,288,000	10,214,744
Citizens Bank NA	6.064% (SOFR + 1.45%)	#	10/24/2025		2,947,000	2,930,604
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030		2,594,000	2,564,290
Danske Bank AS (Denmark)†(c)	3.244% (3 mo. USD LIBOR + 1.59%)	#	12/20/2025		7,000,000	6,842,182
Danske Bank AS (Denmark)†(c)	3.773% (1 yr. CMT + 1.45%)	#	3/28/2025		9,892,000	9,873,072
Danske Bank AS (Denmark)(c)	7.00% (7 yr. CMT + 4.13%)	#	–	(d)	10,000,000	9,881,250
Discover Bank	5.974% (5 yr. USD SOFR ICE Swap Rate + 1.73%)	#	8/9/2028		7,750,000	7,635,838
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032		17,941,000	14,604,886
Intesa Sanpaolo SpA (Italy)†(c)	4.198% (1 yr. CMT + 2.60%)	#	6/1/2032		4,014,000	3,295,203
Intesa Sanpaolo SpA (Italy)†(c)	6.625%		6/20/2033		14,275,000	14,443,667
Intesa Sanpaolo SpA (Italy)†(c)	8.248% (1 yr. CMT + 4.40%)	#	11/21/2033		7,000,000	7,602,777
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033		12,620,000	10,662,388
JPMorgan Chase & Co.	4.912% (SOFR + 2.08%)	#	7/25/2033		32,950,000	31,974,577
KeyBank NA	5.00%		1/26/2033		7,000,000	6,393,913
KeyBank NA	5.674% (SOFR + 0.32%)	#	6/14/2024		6,915,000	6,887,337
KeyCorp	2.25%		4/6/2027		5,150,000	4,602,215
Lloyds Banking Group PLC (United Kingdom)(c)	7.50% (5 yr. USD Swap + 4.76%)	#	–	(d)	10,000,000	9,993,700
M&T Bank Corp.	5.053% (SOFR + 1.85%)	#	1/27/2034		3,705,000	3,403,510
Macquarie Bank Ltd. (Australia)†(c)	3.052% (5 yr. CMT + 1.70%)	#	3/3/2036		9,790,000	7,978,788
Macquarie Bank Ltd. (Australia)†(c)	4.875%		6/10/2025		1,850,000	1,826,797

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%)	#	6/23/2032		$3,724,000	$3,065,643
Manufacturers & Traders Trust Co.	4.65%		1/27/2026		6,166,000	6,007,223
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	2.309% (1 yr. CMT + 0.95%)	#	7/20/2032		10,000,000	8,198,130
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032		7,860,000	6,334,661
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030		1,395,000	1,339,856
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037		5,000,000	4,791,924
Morgan Stanley	5.424% (SOFR + 1.88%)	#	7/21/2034		9,940,000	9,884,819
Morgan Stanley	6.342% (SOFR + 2.56%)	#	10/18/2033		12,965,000	13,745,933
NatWest Group PLC (United Kingdom)(c)	3.032% (5 yr. CMT + 2.35%)	#	11/28/2035		18,081,000	14,914,317
NatWest Group PLC (United Kingdom)(c)	5.778% (1 yr. CMT + 1.50%)	#	3/1/2035		15,000,000	14,977,307
NatWest Group PLC (United Kingdom)(c)	6.016% (1 yr. CMT + 2.10%)	#	3/2/2034		3,258,000	3,324,602
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%)	#	1/22/2035		4,275,000	4,288,948
PNC Financial Services Group, Inc.	6.875% (SOFR + 2.28%)	#	10/20/2034		9,975,000	10,811,370
Santander Holdings USA, Inc.	6.174% (SOFR + 2.50%)	#	1/9/2030		10,000,000	9,980,726
State Street Corp.	4.164% (SOFR + 1.73%)	#	8/4/2033		12,195,000	11,285,353
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)(c)	6.60% (5 yr. CMT + 2.28%)	#	–	(d)	3,745,000	3,738,093
Texas Capital Bancshares, Inc.	4.00% (5 yr. CMT + 3.15%)	#	5/6/2031		8,000,000	6,840,640
Toronto-Dominion Bank (Canada)(c)	4.456%		6/8/2032		10,450,000	9,969,603
Truist Financial Corp.	5.711% (SOFR + 1.92%)	#	1/24/2035		6,429,000	6,369,503
Truist Financial Corp.	5.867% (SOFR + 2.36%)	#	6/8/2034		4,561,000	4,562,808

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034		$11,137,000	$10,486,135
U.S. Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033		9,918,000	9,273,408
U.S. Bancorp	5.678% (SOFR + 1.86%)	#	1/23/2035		8,821,000	8,805,463
UBS AG (Switzerland)(c)	5.125%		5/15/2024		13,800,000	13,765,845
UBS Group AG (Switzerland)†(c)	2.746% (1 yr. CMT + 1.10%)	#	2/11/2033		7,700,000	6,205,287
UBS Group AG (Switzerland)†(c)	3.869% (3 mo. USD LIBOR + 1.41%)	#	1/12/2029		7,000,000	6,585,428
UBS Group AG (Switzerland)†(c)	4.988% (1 yr. CMT + 2.40%)	#	8/5/2033		5,000,000	4,768,392
UBS Group AG (Switzerland)†(c)	6.373% (SOFR + 3.34%)	#	7/15/2026		10,000,000	10,070,960
UBS Group AG (Switzerland)†(c)	6.537% (SOFR + 3.92%)	#	8/12/2033		11,443,000	11,939,044
UBS Group AG (Switzerland)†(c)	7.75% (5 yr. USD SOFR ICE Swap Rate + 4.16%)	#	–	(d)	7,500,000	7,520,828
UniCredit SpA (Italy)†(c)	5.459% (5 yr. CMT + 4.75%)	#	6/30/2035		3,270,000	3,024,365
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033		15,461,000	13,275,476
Wells Fargo & Co.	4.897% (SOFR + 2.10%)	#	7/25/2033		9,955,000	9,521,837
Wells Fargo & Co.	5.389% (SOFR + 2.02%)	#	4/24/2034		613,000	603,124
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029		5,085,000	5,120,480
Wells Fargo & Co.	6.491% (SOFR + 2.06%)	#	10/23/2034		9,976,000	10,613,385
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031		8,000,000	7,036,000
Westpac Banking Corp. (Australia)(c)	2.668% (5 yr. CMT + 1.75%)	#	11/15/2035		8,000,000	6,529,505
Total						684,283,784

Beverages 0.45%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033		14,497,000	14,274,563
Constellation Brands, Inc.	3.15%		8/1/2029		5,163,000	4,687,928
Total						18,962,491

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Biotechnology 0.57%
Amgen, Inc.	4.875%		3/1/2053	$15,990,000	$14,359,769
Amgen, Inc.	5.25%		3/2/2033	9,960,000	9,936,211
Total					24,295,980

Building Materials 0.23%
AmeriTex HoldCo Intermediate LLC†	10.25%		10/15/2028	3,200,000	3,356,000
Carrier Global Corp.	5.90%		3/15/2034	3,271,000	3,395,000
Carrier Global Corp.	6.20%		3/15/2054	2,666,000	2,912,087
Total					9,663,087

Chemicals 0.80%
Celanese U.S. Holdings LLC	6.35%		11/15/2028	14,962,000	15,396,141
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	14,846,000	13,842,004
Rain Carbon, Inc.†	12.25%		9/1/2029	4,717,000	4,723,509
Total					33,961,654

Coal 0.17%
Coronado Finance Pty. Ltd. (Australia)†(c)	10.75%		5/15/2026	7,000,000	7,258,054

Commercial Services 1.17%
Ashtead Capital, Inc.†	5.80%		4/15/2034	4,091,000	4,054,948
Gartner, Inc.†	3.75%		10/1/2030	10,000,000	8,859,805
Global Payments, Inc.	5.30%		8/15/2029	16,461,000	16,250,403
UL Solutions, Inc.†	6.50%		10/20/2028	14,965,000	15,471,537
WASH Multifamily Acquisition, Inc.†	5.75%		4/15/2026	5,166,000	5,015,308
Total					49,652,001

Computers 0.77%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028	15,503,000	14,400,252
Leidos Holdings, Inc.	5.95%		12/1/2040	1,325,000	1,269,015
Leidos, Inc.	4.375%		5/15/2030	6,375,000	6,003,265
Leidos, Inc.	5.75%		3/15/2033	3,746,000	3,809,744
Leidos, Inc.	7.125%		7/1/2032	6,806,000	7,327,710
Total					32,809,986

Diversified Financial Services 4.60%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	1.75%		10/29/2024	8,000,000	7,785,983
Aircastle Ltd.†	2.85%		1/26/2028	11,435,000	10,179,129
Aircastle Ltd.†	5.95%		2/15/2029	3,075,000	3,039,939
Aircastle Ltd.†	6.50%		7/18/2028	18,000,000	18,196,152
American Express Co.	5.043% (SOFR + 1.84%)	#	5/1/2034	14,965,000	14,693,014

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Aviation Capital Group LLC†	3.50%		11/1/2027	$3,918,000	$3,615,592
Aviation Capital Group LLC†	6.375%		7/15/2030	7,317,000	7,466,899
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.75%		2/21/2028	650,000	578,513
Avolon Holdings Funding Ltd. (Ireland)†(c)	3.95%		7/1/2024	12,118,000	12,028,549
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	16,000,000	15,432,961
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%		3/1/2029	2,570,000	2,534,639
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%		5/4/2028	7,750,000	7,867,118
Bread Financial Holdings, Inc.†	9.75%		3/15/2029	10,833,000	11,094,509
Capital One Financial Corp.	6.051% (SOFR + 2.26%)	#	2/1/2035	9,977,000	10,084,370
GGAM Finance Ltd. (Ireland)†(c)	8.00%		2/15/2027	3,496,000	3,585,485
LPL Holdings, Inc.†	4.375%		5/15/2031	30,787,000	27,866,062
Navient Corp.	6.75%		6/25/2025	5,550,000	5,587,790
Navient Corp.	11.50%		3/15/2031	7,368,000	8,068,823
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	7,074,000	6,794,199
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	3,760,000	3,030,616
Synchrony Financial	4.50%		7/23/2025	7,578,000	7,409,396
Synchrony Financial	4.875%		6/13/2025	8,754,000	8,617,253
Total					195,556,991

Electric 10.15%
AES Corp.	2.45%		1/15/2031	7,975,000	6,511,311
Atlantica Sustainable Infrastructure PLC (United Kingdom)†(c)	4.125%		6/15/2028	10,797,000	9,874,583
Avangrid, Inc.	3.80%		6/1/2029	5,225,000	4,878,599
Comision Federal de Electricidad (Mexico)†(c)	4.688%		5/15/2029	25,000,000	23,700,190
Constellation Energy Generation LLC	5.80%		3/1/2033	9,781,000	10,003,983
Constellation Energy Generation LLC	6.25%		10/1/2039	5,185,000	5,352,042
Constellation Energy Generation LLC	6.50%		10/1/2053	8,199,000	9,013,311
Dominion Energy South Carolina, Inc.	6.25%		10/15/2053	4,920,000	5,447,707
DTE Energy Co.	2.95%		3/1/2030	13,166,000	11,534,278
DTE Energy Co.	3.40%		6/15/2029	4,398,000	4,029,415
Duke Energy Corp.	4.50%		8/15/2032	6,190,000	5,813,717
Duquesne Light Holdings, Inc.†	2.775%		1/7/2032	14,523,000	11,791,899
Electricite de France SA (France)†(c)	6.25%		5/23/2033	20,011,000	20,914,963
Emera, Inc. (Canada)(c)	6.75% (3 mo. USD LIBOR + 5.44%)	#	6/15/2076	8,000,000	7,869,117
Entergy Texas, Inc.	5.80%		9/1/2053	4,975,000	5,140,693
Evergy Kansas Central, Inc.	5.90%		11/15/2033	6,119,000	6,369,654

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
Evergy Metro, Inc.	4.95%		4/15/2033	$7,125,000	$6,972,101
Eversource Energy	5.50%		1/1/2034	14,965,000	14,820,958
FirstEnergy Transmission LLC†	4.55%		4/1/2049	6,480,000	5,371,609
IPALCO Enterprises, Inc.	4.25%		5/1/2030	12,206,000	11,251,523
ITC Holdings Corp.†	5.40%		6/1/2033	9,976,000	9,860,965
Liberty Utilities Co.†	5.869%		1/31/2034	8,308,000	8,353,780
Liberty Utilities Finance GP 1†	2.05%		9/15/2030	12,633,000	10,036,440
Louisville Gas & Electric Co.	5.45%		4/15/2033	9,974,000	10,078,774
MidAmerican Energy Co.	5.85%		9/15/2054	4,911,000	5,180,650
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030	9,206,880	8,717,394
Minejesa Capital BV (Netherlands)(c)	5.625%		8/10/2037	2,098,000	1,838,142
Monongahela Power Co.†	5.85%		2/15/2034	3,700,000	3,771,829
National Grid PLC (United Kingdom)(c)	5.809%		6/12/2033	9,199,000	9,302,123
NRG Energy, Inc.†	4.45%		6/15/2029	14,584,000	13,565,648
Oglethorpe Power Corp.	5.95%		11/1/2039	9,881,000	9,867,601
Oglethorpe Power Corp.†	6.20%		12/1/2053	6,893,000	7,101,918
Oklahoma Gas & Electric Co.	5.60%		4/1/2053	9,977,000	10,091,190
Oncor Electric Delivery Co. LLC	5.65%		11/15/2033	6,901,000	7,133,820
Pacific Gas & Electric Co.	4.55%		7/1/2030	24,283,000	22,812,903
Pacific Gas & Electric Co.	6.15%		1/15/2033	6,649,000	6,807,314
Pacific Gas & Electric Co.	6.70%		4/1/2053	7,000,000	7,502,525
PacifiCorp	4.15%		2/15/2050	4,990,000	3,891,629
Palomino Funding Trust I†	7.233%		5/17/2028	9,071,000	9,458,494
Puget Energy, Inc.	4.10%		6/15/2030	21,009,000	19,059,269
Southern Co.	4.475%	(e)	8/1/2024	11,126,000	11,049,713
Virginia Electric & Power Co.	5.35%		1/15/2054	6,898,000	6,647,632
Virginia Electric & Power Co.	5.45%		4/1/2053	9,976,000	9,785,987
Vistra Operations Co. LLC†	3.55%		7/15/2024	18,009,000	17,848,235
Xcel Energy, Inc.	5.50%		3/15/2034	15,000,000	14,754,826
Total					431,180,454

Electronics 0.38%
Trimble, Inc.	6.10%		3/15/2033	15,293,000	15,989,782

Energy-Alternate Sources 0.07%
Topaz Solar Farms LLC†	5.75%		9/30/2039	3,027,971	3,018,342

See Notes to Schedule of Investments.	147

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Engineering & Construction 0.87%
Cellnex Finance Co. SA (Spain)†(c)	3.875%	7/7/2041	$10,896,000	$8,486,241
GMR Hyderabad International Airport Ltd. (India)(c)	4.25%	10/27/2027	4,524,000	4,190,355
Irb Infrastructure Developers (India)(c)	7.11%	3/11/2032	6,128,000	6,122,914
Jacobs Engineering Group, Inc.	5.90%	3/1/2033	10,855,000	10,859,938
Sitios Latinoamerica SAB de CV (Mexico)†(c)	5.375%	4/4/2032	8,000,000	7,382,797
Total				37,042,245

Environmental Control 0.21%
Veralto Corp.†	5.45%	9/18/2033	8,926,000	8,971,606

Food 0.58%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	16,000,000	16,111,104
Chobani LLC/Chobani Finance Corp., Inc.†	7.625%	7/1/2029	3,724,000	3,747,979
J M Smucker Co.	6.50%	11/15/2053	4,516,000	4,913,487
Total				24,772,570

Gas 0.81%
Atmos Energy Corp.	6.20%	11/15/2053	4,988,000	5,525,965
CenterPoint Energy Resources Corp.	5.40%	3/1/2033	7,159,000	7,225,684
Southwest Gas Corp.	4.05%	3/15/2032	23,500,000	21,501,355
Total				34,253,004

Hand/Machine Tools 0.88%
Regal Rexnord Corp.†	6.05%	4/15/2028	17,000,000	17,111,774
Regal Rexnord Corp.†	6.30%	2/15/2030	19,945,000	20,319,483
Total				37,431,257

Health Care-Products 1.51%
Alcon Finance Corp.†	5.375%	12/6/2032	10,000,000	10,018,135
Baxter International, Inc.	1.322%	11/29/2024	10,000,000	9,683,452
GE HealthCare Technologies, Inc.	5.65%	11/15/2027	21,200,000	21,541,670
Solventum Corp.†	5.45%	3/13/2031	8,554,000	8,484,075
Solventum Corp.†	5.90%	4/30/2054	14,797,000	14,491,742
Total				64,219,074

Health Care-Services 2.17%
Catalent Pharma Solutions, Inc.†	3.125%	2/15/2029	10,000,000	9,666,150
Centene Corp.	3.375%	2/15/2030	39,000,000	34,437,875
Elevance Health, Inc.	2.25%	5/15/2030	12,000,000	10,193,259
Elevance Health, Inc.	4.10%	5/15/2032	4,977,000	4,587,809
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	8,000,000	6,361,560

148	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Health Care-Services (continued)
HCA, Inc.	5.50%		6/1/2033		$13,471,000	$13,395,973
Humana, Inc.	5.875%		3/1/2033		4,739,000	4,872,890
Molina Healthcare, Inc.†	4.375%		6/15/2028		9,500,000	8,858,708
Total						92,374,224

Home Furnishings 0.16%
Whirlpool Corp.	5.75%		3/1/2034		6,985,000	6,936,923

Insurance 3.41%
Aon Corp.	8.205%		1/1/2027		5,545,000	5,962,709
Aon North America, Inc.	5.30%		3/1/2031		9,989,000	9,982,356
Aon North America, Inc.	5.75%		3/1/2054		9,865,000	9,924,775
Arch Capital Group Ltd.	7.35%		5/1/2034		9,901,000	11,158,240
Assurant, Inc.	2.65%		1/15/2032		3,049,000	2,482,265
Assurant, Inc.	3.70%		2/22/2030		9,896,000	8,843,058
Brown & Brown, Inc.	4.20%		3/17/2032		11,975,000	10,879,537
F&G Annuities & Life, Inc.	7.40%		1/13/2028		12,525,000	12,881,772
Global Atlantic Fin Co.†	4.70% (5 yr. CMT + 3.80%)	#	10/15/2051		5,469,000	4,832,200
Global Atlantic Fin Co.†	7.95%		6/15/2033		11,780,000	12,899,733
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(c)	8.125%		2/15/2032		6,477,000	6,521,529
Intact Financial Corp. (Canada)†(c)	5.459%		9/22/2032		6,983,000	6,947,508
MGIC Investment Corp.	5.25%		8/15/2028		10,000,000	9,672,256
New York Life Global Funding†	4.55%		1/28/2033		3,376,000	3,217,808
Protective Life Corp.	8.45%		10/15/2039		5,603,000	6,840,379
RGA Global Funding†	5.50%		1/11/2031		10,356,000	10,225,407
Selective Insurance Group, Inc.	5.375%		3/1/2049		5,081,000	4,809,406
Sumitomo Life Insurance Co. (Japan)†(c)	5.875% (5 yr. CMT + 2.84%)	#	–	(d)	7,000,000	6,932,589
Total						145,013,527

Internet 0.57%
EquipmentShare.com, Inc.†	9.00%		5/15/2028		5,700,000	5,848,056
Netflix, Inc.†	5.375%		11/15/2029		18,000,000	18,288,439
Total						24,136,495

Investment Companies 0.23%
Blue Owl Credit Income Corp.†	6.65%		3/15/2031		10,000,000	9,685,797

See Notes to Schedule of Investments.	149

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Iron-Steel 0.15%
ATI, Inc.	4.875%		10/1/2029		$7,000,000	$6,456,040

Lodging 0.50%
Choice Hotels International, Inc.	3.70%		12/1/2029		13,000,000	11,397,755
Choice Hotels International, Inc.	3.70%		1/15/2031		5,000,000	4,298,454
Hilton Grand Vacations Borrower Escrow LLC/ Hilton Grand Vacations Borrower Escrow, Inc.†	6.625%		1/15/2032		5,556,000	5,559,790
Total						21,255,999

Machinery-Diversified 0.94%
Flowserve Corp.	2.80%		1/15/2032		8,450,000	6,918,429
Mueller Water Products, Inc.†	4.00%		6/15/2029		8,000,000	7,282,400
Nordson Corp.	5.60%		9/15/2028		8,329,000	8,473,380
nVent Finance SARL (Luxembourg)(c)	4.55%		4/15/2028		13,500,000	13,038,894
SPX FLOW, Inc.†	8.75%		4/1/2030		1,224,000	1,201,002
Westinghouse Air Brake Technologies Corp.(a)	5.611%		3/11/2034		2,857,000	2,870,730
Total						39,784,835

Media 0.79%
Cox Communications, Inc.†	5.70%		6/15/2033		9,975,000	9,993,060
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.†	5.875%		8/15/2027		16,000,000	15,113,115
FactSet Research Systems, Inc.	3.45%		3/1/2032		9,551,000	8,309,663
Total						33,415,838

Mining 0.72%
Alcoa Nederland Holding BV (Netherlands)†(c)	5.50%		12/15/2027		5,000,000	4,919,939
Glencore Funding LLC†	2.625%		9/23/2031		10,000,000	8,301,440
Kinross Gold Corp. (Canada)†(c)	6.25%		7/15/2033		9,975,000	10,187,249
WE Soda Investments Holding PLC (United Kingdom)†(c)	9.50%		10/6/2028		7,070,000	7,360,103
Total						30,768,731

Oil & Gas 11.64%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%		2/15/2026		11,000,000	11,055,533
Antero Resources Corp.†	5.375%		3/1/2030		20,117,000	19,190,670
Apache Corp.	5.10%		9/1/2040		9,495,000	7,953,867
Apache Corp.	5.25%		2/1/2042		10,857,000	8,963,431
Baytex Energy Corp. (Canada)†(c)	8.50%		4/30/2030		15,000,000	15,609,360
Berry Petroleum Co. LLC†	7.00%		2/15/2026		9,700,000	9,510,669
BP Capital Markets PLC (United Kingdom)(a)(c)	6.45% (5 yr. CMT + 2.15%)	#	–	(d)	2,729,000	2,741,944

150	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Callon Petroleum Co.†	7.50%	6/15/2030	$5,000,000	$5,271,345
Callon Petroleum Co.†	8.00%	8/1/2028	12,000,000	12,541,956
CITGO Petroleum Corp.†	8.375%	1/15/2029	6,652,000	6,991,412
Civitas Resources, Inc.†	8.75%	7/1/2031	10,900,000	11,605,459
CNX Resources Corp.†	7.375%	1/15/2031	5,000,000	5,045,694
Comstock Resources, Inc.†	5.875%	1/15/2030	8,750,000	7,661,764
Continental Resources, Inc.†	5.75%	1/15/2031	40,500,000	39,725,947
Cosan Luxembourg SA (Luxembourg)†(c)	7.25%	6/27/2031	7,188,000	7,319,001
Coterra Energy, Inc.(a)	5.60%	3/15/2034	10,453,000	10,453,862
Crescent Energy Finance LLC†	7.25%	5/1/2026	3,327,000	3,317,684
Crescent Energy Finance LLC†	9.25%	2/15/2028	15,679,000	16,423,243
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(c)	8.50%	10/1/2030	3,294,000	3,375,533
Diamondback Energy, Inc.	6.25%	3/15/2033	11,975,000	12,593,939
Ecopetrol SA (Colombia)(c)	4.625%	11/2/2031	7,000,000	5,798,709
Ecopetrol SA (Colombia)(c)	8.375%	1/19/2036	4,762,000	4,784,024
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	7,000,000	6,995,800
Eni SpA (Italy)†(c)	5.70%	10/1/2040	11,398,000	10,728,263
EQT Corp.	5.75%	2/1/2034	6,415,000	6,313,873
EQT Corp.	7.00%	2/1/2030	16,202,000	17,170,296
Gulfport Energy Corp.†	8.00%	5/17/2026	7,000,000	7,129,063
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	8,900,000	8,842,625
Matador Resources Co.†	6.875%	4/15/2028	4,167,000	4,235,390
Nabors Industries Ltd.†	7.25%	1/15/2026	6,000,000	5,914,620
Occidental Petroleum Corp.	6.375%	9/1/2028	9,975,000	10,342,184
Occidental Petroleum Corp.	6.45%	9/15/2036	7,000,000	7,375,445
Occidental Petroleum Corp.	6.625%	9/1/2030	6,500,000	6,845,930
Occidental Petroleum Corp.	8.875%	7/15/2030	8,000,000	9,235,049
OGX Austria GmbH (Brazil)†(c)(f)	8.50%	6/1/2018	1,800,000	36
Ovintiv, Inc.	6.25%	7/15/2033	14,965,000	15,395,509
Ovintiv, Inc.	6.50%	2/1/2038	7,362,000	7,549,388
Ovintiv, Inc.	6.625%	8/15/2037	4,595,000	4,743,446
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	19,177,000	18,522,043
Patterson-UTI Energy, Inc.	7.15%	10/1/2033	3,740,000	3,965,174
PBF Holding Co. LLC/PBF Finance Corp.†	7.875%	9/15/2030	4,571,000	4,687,446
Permian Resources Operating LLC†	6.875%	4/1/2027	10,250,000	10,230,595
Permian Resources Operating LLC†	9.875%	7/15/2031	7,500,000	8,313,412
Petroleos Mexicanos (Mexico)(c)	6.49%	1/23/2027	16,185,000	15,132,368
Precision Drilling Corp. (Canada)†(c)	6.875%	1/15/2029	3,250,000	3,213,015

See Notes to Schedule of Investments.	151

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Raizen Fuels Finance SA (Luxembourg)†(a)(c)	6.45%		3/5/2034	$1,765,000	$1,793,035
Rockcliff Energy II LLC†	5.50%		10/15/2029	10,000,000	9,221,735
Seadrill Finance Ltd.†	8.375%		8/1/2030	3,147,000	3,236,349
SM Energy Co.	6.50%		7/15/2028	11,794,000	11,818,296
Transocean Aquila Ltd.†	8.00%		9/30/2028	3,334,000	3,399,213
Transocean, Inc.	7.50%		4/15/2031	5,500,000	4,697,385
Vermilion Energy, Inc. (Canada)†(c)	6.875%		5/1/2030	11,000,000	10,612,360
Viper Energy, Inc.†	7.375%		11/1/2031	19,073,000	19,655,587
Vital Energy, Inc.†	7.75%		7/31/2029	2,750,000	2,737,564
Vital Energy, Inc.	10.125%		1/15/2028	6,000,000	6,284,430
Total					494,271,970

Oil & Gas Services 0.35%
Kodiak Gas Services LLC†	7.25%		2/15/2029	4,129,000	4,206,815
NOV, Inc.	3.60%		12/1/2029	5,632,000	5,146,458
Oceaneering International, Inc.	6.00%		2/1/2028	5,500,000	5,413,100
Total					14,766,373

Pharmaceuticals 1.15%
AbbVie, Inc.	5.40%		3/15/2054	9,864,000	10,020,573
Bayer U.S. Finance II LLC†	4.375%		12/15/2028	7,450,000	6,944,123
Bayer U.S. Finance LLC†	6.50%		11/21/2033	10,000,000	10,012,086
Cigna Group	2.40%		3/15/2030	3,730,000	3,200,038
CVS Health Corp.	4.78%		3/25/2038	10,981,000	9,986,703
CVS Health Corp.	5.05%		3/25/2048	9,665,000	8,628,662
Total					48,792,185

Pipelines 3.26%
Columbia Pipelines Operating Co. LLC†	5.927%		8/15/2030	5,700,000	5,809,557
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029	7,375,000	6,577,079
Eastern Gas Transmission & Storage, Inc.	4.60%		12/15/2044	5,529,000	4,737,840
EIG Pearl Holdings SARL (Luxembourg)(c)	3.545%		8/31/2036	13,000,000	11,076,000
Enbridge, Inc. (Canada)(c)	8.50% (5 yr. CMT + 4.43%)	#	1/15/2084	22,151,000	23,675,410
Energy Transfer LP†	6.00%		2/1/2029	9,096,000	9,127,518
Greensaif Pipelines Bidco SARL (Luxembourg)†(c)	6.129%		2/23/2038	10,000,000	10,162,675
Kinder Morgan, Inc.	5.40%		2/1/2034	14,966,000	14,724,899
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%		2/15/2032	5,250,000	5,337,108
NGPL PipeCo LLC†	4.875%		8/15/2027	20,258,000	19,783,677

152	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.875%		2/1/2031	$12,511,000	$11,865,070
Transcanada Trust (Canada)(c)	5.875% (3 mo. USD LIBOR + 4.64%)	#	8/15/2076	10,000,000	9,615,606
Venture Global LNG, Inc.†	8.375%		6/1/2031	5,882,000	5,953,913
Total					138,446,352

REITS 3.13%
American Tower Corp.	2.10%		6/15/2030	8,000,000	6,587,671
American Tower Corp.	3.80%		8/15/2029	19,950,000	18,478,609
American Tower Corp.	5.55%		7/15/2033	3,559,000	3,558,259
Crown Castle, Inc.	3.30%		7/1/2030	25,500,000	22,530,130
EPR Properties	4.95%		4/15/2028	10,000,000	9,499,445
Extra Space Storage LP	5.40%		2/1/2034	14,965,000	14,678,211
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028	9,000,000	8,936,639
Prologis Targeted U.S. Logistics Fund LP†(a)	5.50%		4/1/2034	12,000,000	11,913,360
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025	29,900,000	29,419,208
VICI Properties LP/VICI Note Co., Inc.†	4.625%		12/1/2029	8,026,000	7,478,948
Total					133,080,480

Retail 0.61%
Alimentation Couche-Tard, Inc. (Canada)†(c)	5.617%		2/12/2054	4,335,000	4,324,171
Bayer Corp.†	6.65%		2/15/2028	14,749,000	15,024,753
Park River Holdings, Inc.†	6.75%		8/1/2029	6,000,000	5,143,866
PetSmart, Inc./PetSmart Finance Corp.†	7.75%		2/15/2029	1,228,000	1,214,458
Total					25,707,248

Semiconductors 1.45%
Broadcom, Inc.†	3.469%		4/15/2034	29,900,000	25,262,719
Broadcom, Inc.†	4.15%		4/15/2032	7,400,000	6,799,022
Entegris, Inc.†	4.75%		4/15/2029	10,933,000	10,319,690
Intel Corp.	5.00%		2/21/2031	5,721,000	5,686,747
Marvell Technology, Inc.	5.95%		9/15/2033	8,798,000	9,092,418
Micron Technology, Inc.	5.30%		1/15/2031	4,624,000	4,578,718
Total					61,739,314

Software 1.78%
MSCI, Inc.†	3.625%		9/1/2030	6,100,000	5,386,345
MSCI, Inc.†	3.625%		11/1/2031	21,000,000	18,203,104
Oracle Corp.	5.375%		7/15/2040	15,452,000	14,801,847
Oracle Corp.	6.125%		7/8/2039	14,788,000	15,222,709

See Notes to Schedule of Investments.	153

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Software (continued)
Oracle Corp.	6.25%	11/9/2032	$10,650,000	$11,253,528
Workday, Inc.	3.80%	4/1/2032	11,630,000	10,515,843
Total				75,383,376

Telecommunications 2.53%
AT&T, Inc.	3.50%	9/15/2053	34,000,000	23,393,789
AT&T, Inc.	4.30%	2/15/2030	10,000,000	9,542,224
AT&T, Inc.	5.40%	2/15/2034	16,414,000	16,441,946
Sprint Capital Corp.	6.875%	11/15/2028	39,425,000	41,961,486
Sprint Capital Corp.	8.75%	3/15/2032	6,750,000	8,157,564
T-Mobile USA, Inc.	3.875%	4/15/2030	8,464,000	7,860,885
Total				107,357,894

Transportation 0.12%
TTX Co.†	5.75%	11/22/2033	5,000,000	5,234,315

Trucking & Leasing 0.24%
Fortress Transportation & Infrastructure Investors LLC†	7.875%	12/1/2030	5,114,000	5,366,386
SMBC Aviation Capital Finance DAC (Ireland)†(c)	5.45%	5/3/2028	5,000,000	4,992,334
Total				10,358,720
Total Corporate Bonds (cost $3,522,444,216)				3,465,892,618

FLOATING RATE LOANS(g) 7.29%

Aerospace/Defense 0.28%
TransDigm, Inc. 2022 Term Loan H	8.598% (3 mo. USD Term SOFR + 3.25%)	2/22/2027	11,939,698	11,981,846

Airlines 0.03%
Mileage Plus Holdings LLC 2020 Term Loan B	10.77% (3 mo. USD Term SOFR + 5.25%)	6/21/2027	1,331,750	1,373,520

Building Materials 0.10%
Summit Materials LLC 2023 Incremental Term Loan B	7.827% (3 mo. USD Term SOFR + 2.50%)	1/12/2029	4,295,000	4,312,889

Chemicals 0.19%
INEOS Styrolution U.S. Holding LLC 2021 USD Term Loan B	8.191% (1 mo. USD Term SOFR + 2.75%)	1/29/2026	8,000,000	8,008,000

154	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Computers 0.17%
KBR, Inc. 2024 Term Loan B	7.576% (1 mo. USD Term SOFR + 2.25%)		1/17/2031	$7,000,000	$7,022,960

Diversified Financial Services 0.93%
Avolon TLB Borrower 1 (U.S.) LLC 2023 Term Loan B6	7.32% (1 mo. USD Term SOFR + 2.00%)		6/22/2028	11,320,000	11,332,509
Citadel Securities LP 2024 Term Loan B	7.576% (1 mo. USD Term SOFR + 2.25%)		7/29/2030	7,125,541	7,128,070
NFP Corp. 2020 Term Loan	–	(h)	2/16/2027	21,000,000	21,054,915
Total					39,515,494

Electric 0.24%
Calpine Corp. 2024 Term Loan B5	–	(h)	12/16/2027	10,026,321	10,023,814

Entertainment 0.60%
Flutter Financing BV Term Loan B (Netherlands)(c)	7.698% (3 mo. USD Term SOFR + 2.25%)		11/25/2030	25,350,000	25,289,287

Financial 0.20%
LPL Holdings, Inc. 2019 Term Loan B1	7.178% (1 mo. USD Term SOFR + 1.75%)		11/12/2026	1,182,780	1,183,945
Setanta Aircraft Leasing Designated Activity Co. Term Loan B (Ireland)(c)	7.61% (3 mo. USD Term SOFR + 2.00%)		11/5/2028	7,500,000	7,517,213
Total					8,701,158

Food Service 0.33%
Aramark Services, Inc. 2021 Term Loan B	7.941% (1 mo. USD Term SOFR + 2.50%)		4/6/2028	4,000,000	4,001,260
Aramark Services, Inc. 2023 Term Loan B6	7.941% (1 mo. USD Term SOFR + 2.50%)		6/22/2030	9,950,000	9,950,000
Total					13,951,260

Health Care Services 0.07%
Catalent Pharma Solutions, Inc. 2023 Term Loan B4	8.32% (1 mo. USD Term SOFR + 3.00%)		2/22/2028	3,000,000	3,013,125

See Notes to Schedule of Investments.	155

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Services 0.24%
Catalent Pharma Solutions, Inc. 2021 Term Loan B3	7.435% (1 mo. USD Term SOFR + 2.00%)		2/22/2028	$2,457,862	$2,459,140
IQVIA, Inc. 2022 Term Loan A2	6.676% - 6.69% (1 mo. USD Term SOFR + 1.25%) (3 mo. USD Term SOFR + 1.25%)		6/16/2027	7,789,474	7,763,496
Total					10,222,636

Internet 0.07%
Uber Technologies, Inc. 2023 Term Loan B	–	(h)	3/3/2030	3,000,000	3,011,025

Lodging 0.57%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B3	7.171% (1 mo. USD Term SOFR + 1.75%)		6/21/2028	13,365,000	13,382,909
Resorts World Las Vegas LLC Term Loan A	6.826% (1 mo. USD Term SOFR + 1.50%)		4/16/2024	1,087,500	1,088,859
Wyndham Hotels & Resorts, Inc. 2022 Term Loan A	7.176% (1 mo. USD Term SOFR + 1.75%)		4/8/2027	9,746,835	9,738,697
Total					24,210,465

Manufacturing 0.11%
DirecTV Financing LLC Term Loan	10.441% (1 mo. USD Term SOFR + 5.00%)		8/2/2027	4,493,336	4,496,369

Media 1.05%
Charter Communications Operating LLC 2019 Term Loan B2	7.076% (1 mo. USD Term SOFR + 1.75%)		2/1/2027	34,267,558	34,189,941
Charter Communications Operating LLC 2023 Term Loan B4	7.329% (3 mo. USD Term SOFR + 2.00%)		12/7/2030	10,740,468	10,579,361
Total					44,769,302

Pharmaceuticals 0.22%
Elanco Animal Health, Inc. Term Loan B	7.178% (1 mo. USD Term SOFR + 1.75%)		8/1/2027	9,392,111	9,287,342

Pipelines 0.96%
Buckeye Partners LP 2023 Term Loan B	7.826% (1 mo. USD Term SOFR + 2.50%)		11/22/2030	4,123,232	4,130,963
Buckeye Partners LP 2024 Term Loan B3	7.326% (1 mo. USD Term SOFR + 2.00%)		11/1/2026	12,215,383	12,234,928

156	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
Epic Crude Services LP Term Loan B	–	(h)	3/2/2026	$14,571,808	$14,617,344
Epic Y-Grade Services LP 2020 Term Loan	–	(h)	6/30/2027	9,900,000	9,866,984
Total					40,850,219

Real Estate Investment Trusts 0.33%
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.426% (1 mo. USD Term SOFR + 1.00%)		1/31/2025	3,911,798	3,887,349
Iron Mountain, Inc. 2023 Term Loan B	7.576% (1 mo. USD Term SOFR + 2.25%)		1/31/2031	10,000,000	9,956,300
Total					13,843,649

Regional 0.11%
Seminole Tribe of Florida 2022 Term Loan A	6.498% (3 mo. USD Term SOFR + 1.00%)		5/13/2027	4,722,222	4,663,194

Retail 0.49%
KFC Holding Co. 2021 Term Loan B	7.184% (1 mo. USD Term SOFR + 1.75%)		3/15/2028	10,964,142	10,968,418
Pilot Travel Centers LLC 2021 Term Loan B	7.426% (1 mo. USD Term SOFR + 2.00%)		8/4/2028	10,000,000	10,010,400
Total					20,978,818
Total Floating Rate Loans (cost $309,866,316)					309,526,372

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.38%

Mexico 0.26%
Mexico Government International Bonds	6.00%		5/7/2036	11,250,000	11,221,611

Panama 0.12%
Panama Government International Bonds	7.50%		3/1/2031	5,000,000	5,138,343
Total Foreign Government Obligations (cost $16,159,116)					16,359,954

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Association Series 2013-48(i) (Cost $162,929)	0.377%	#(j)	7/16/2054	4,546,738	56,250

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.90%
Government National Mortgage Association(k)	5.00%		TBA	9,086,000	8,876,274
Government National Mortgage Association(k)	5.50%		TBA	6,752,000	6,704,789
Government National Mortgage Association(k)	6.00%		TBA	15,900,000	15,966,349
Government National Mortgage Association(k)	6.50%		TBA	71,968,000	72,938,581
Government National Mortgage Association(k)	7.00%		TBA	8,246,000	8,407,779

See Notes to Schedule of Investments.	157

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(k)	5.00%		TBA		$5,025,000	$4,874,056
Uniform Mortgage-Backed Security(k)	6.00%		TBA		21,099,000	21,289,004
Uniform Mortgage-Backed Security(k)	6.50%		TBA		10,500,000	10,681,395
Uniform Mortgage-Backed Security(k)	7.00%		TBA		15,379,000	15,780,058
Total Government Sponsored Enterprises Pass-Throughs (cost $165,617,468)						165,518,285

MUNICIPAL BONDS 0.80%

Government 0.44%
State of Illinois GO	5.10%		6/1/2033		19,025,000	18,753,097

Natural Gas 0.36%
Texas Natural Gas Securitization Finance Corp.	5.169%		4/1/2041		14,965,000	15,202,280
Total Municipal Bonds (cost $34,269,448)						33,955,377

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.13%
BBCMS Mortgage Trust Series 2019-BWAY Class C†	7.043% (1 mo. USD Term SOFR + 1.72%)	#	11/15/2034		3,950,000	976,238
CS Master Trust Series 2021-BLUF Class A†(f)	9.614% (1 mo. USD Term SOFR + 4.29%)	#	4/15/2023	(l)	2,400,000	2,335,481	(b)
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	10.083% (1 mo. USD Term SOFR + 4.76%)	#	5/15/2026		5,160,000	1,983,059
GS Mortgage Securities Trust Series 2015-GS1 Class XB(i)	0.178%	#(j)	11/10/2048		30,000,000	111,282
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†(i)	0.541%	#(j)	8/5/2034		16,028,000	2,076
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XB7†(i)	0.493%	#(j)	8/5/2034		18,308,000	2,330
Total Non-Agency Commercial Mortgage-Backed Securities (cost $11,789,674)						5,410,466

U.S. TREASURY OBLIGATIONS 3.92%
U.S. Treasury Bonds	4.375%		8/15/2043		133,516,000	130,762,232
U.S. Treasury Inflation-Indexed Notes(m)	0.25%		1/15/2025		36,645,703	36,010,203
Total U.S. Treasury Obligations (cost $169,409,338)						166,772,435
Total Long-Term Investments (cost $4,478,481,356)						4,408,532,623

158	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 2.43%

COMMERCIAL PAPER 1.93%

Chemicals 0.38%
International Flavors & Fragrances, Inc.†	5.934%	3/1/2024	$16,000,000	$16,000,000

Electric 0.78%
AES Corp.	6.046%	3/11/2024	33,400,000	33,344,797

Retail 0.77%
AutoNation, Inc.†	6.047%	3/12/2024	20,000,000	19,963,639
Walgreens Boots Alliance, Inc.†	6.525%	3/18/2024	12,699,000	12,660,621
Total				32,624,260
Total Commercial Paper (cost $81,969,057)				81,969,057

REPURCHASE AGREEMENTS 0.50%
Repurchase Agreement dated 2/29/2024, 5.310% due 3/1/2024 with Barclays Bank PLC collateralized by $4,743,000 of U.S. Treasury Bond at 4.250% due 2/15/2054; value: $4,626,720; proceeds: $4,536,669 (cost $4,536,000)			4,536,000	4,536,000
Repurchase Agreement dated 2/29/2024, 2.800% due 3/1/2024 with Fixed Income Clearing Corp. collateralized by $19,515,000 of U.S. Treasury Note at 1.000% due 7/31/2028; value: $16,947,859; proceeds: $16,616,814 (cost $16,615,521)			16,615,521	16,615,521
Total Repurchase Agreements (cost $21,151,521)				21,151,521
Total Short-Term Investments (cost $103,120,578)				103,120,578
Total Investments in Securities 106.21% (cost $4,581,601,934)				4,511,653,201
Other Assets and Liabilities – Net(n) (6.21)%				(263,872,057)
Net Assets 100.00%				$4,247,781,144

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
‡	Principal/Shares Amount are denominated in U.S dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2024, the total value of Rule 144A securities was $1,764,293,867, which represents 41.53% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2024.
(a)	Securities purchased on a when-issued basis.

See Notes to Schedule of Investments.	159

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Step Bond – Security with a predetermined schedule of interest rate changes.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2024.
(h)	Interest Rate to be determined.
(i)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(l)	Maturity date has passed. As of February 29, 2024, an extension is available to June 15, 2024.
(m)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at February 29, 2024(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
Markit CDX.NA.HY.41(4)(5)	Goldman Sachs	5.00%	12/20/2028	$32,175,000	$(111,985)	$2,153,664	$2,041,679

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $2,153,664. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at February 29, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Goldman Sachs	2.079%	CPI Urban Consumer NSA	7/15/2024	$7,393,000	$52,029
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	7,393,000	25,634
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$77,663

160	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 29, 2024

Forward Foreign Currency Exchange Contracts at February 29, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	State Street Bank and Trust	5/9/2024	13,976,000	$10,397,139	$10,308,523	$88,616

Futures Contracts at February 29, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2024	3,491	Long	$714,728,011	$714,782,250	$54,239
U.S. Long Bonds	June 2024	2,098	Long	248,103,571	250,186,500	2,082,929
U.S. Ultra Treasury Bond	June 2024	3,090	Long	389,747,606	395,133,750	5,386,144
Total Unrealized Appreciation on Futures Contracts						$7,523,312

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	June 2024	4,210	Short	$(479,183,069)	$(480,663,594)	$(1,480,525)
U.S. 5-Year Treasury Note	June 2024	3,145	Short	(335,986,161)	(336,220,156)	(233,995)
Total Unrealized Depreciation on Futures Contracts						$(1,714,520)

See Notes to Schedule of Investments.	161

Schedule of Investments (unaudited)(concluded)

INCOME FUND February 29, 2024

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$185,323,952	$14,400,000	$199,723,952
Remaining Industries	–	45,316,914	–	45,316,914
Corporate Bonds	–	3,465,892,618	–	3,465,892,618
Floating Rate Loans	–	309,526,372	–	309,526,372
Foreign Government Obligations	–	16,359,954	–	16,359,954
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	56,250	–	56,250
Government Sponsored Enterprises Pass-Throughs	–	165,518,285	–	165,518,285
Municipal Bonds	–	33,955,377	–	33,955,377
Non-Agency Commercial
Mortgage-Backed Securities	–	3,074,985	2,335,481	5,410,466
U.S. Treasury Obligations	–	166,772,435	–	166,772,435
Short-Term Investments
Commercial Paper	–	81,969,057	–	81,969,057
Repurchase Agreements	–	21,151,521	–	21,151,521
Total	$–	$4,494,917,720	$16,735,481	$4,511,653,201
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$2,041,679	$–	$2,041,679
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	77,663	–	77,663
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	88,616	–	88,616
Liabilities	–	–	–	–
Futures Contracts
Assets	7,523,312	–	–	7,523,312
Liabilities	(1,714,520)	–	–	(1,714,520)
Total	$5,808,792	$2,207,958	$–	$8,016,750

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

162	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 93.14%

ASSET-BACKED SECURITIES 24.41%

Automobiles 7.46%
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A Class A†	3.35%	9/22/2025	$8,464,000	$8,400,210
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A Class D†	3.34%	8/20/2026	5,000,000	4,706,636
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%	1/10/2028	151,713	145,193
Carvana Auto Receivables Trust Series 2022-P1 Class A3	3.35%	2/10/2027	7,506,985	7,380,568
Credit Acceptance Auto Loan Trust Series 2021-3A Class A†	1.00%	5/15/2030	397,244	393,684
Donlen Fleet Lease Funding 2 LLC Series 2021-2 Class A2†	0.56%	12/11/2034	515,905	512,430
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	15,258,000	15,386,161
Exeter Automobile Receivables Trust Series 2021-2A Class C	0.98%	6/15/2026	244,550	242,106
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	4,225,000	4,144,378
Ford Credit Auto Owner Trust Series 2020-C Class A3	0.41%	7/15/2025	87,973	87,435
GM Financial Automobile Leasing Trust Series 2022-2 Class A3	3.42%	6/20/2025	5,035,270	5,013,855
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	3,385,000	3,295,574
Hertz Vehicle Financing LLC Series 2021-1A Class D†	3.98%	12/26/2025	5,000,000	4,885,913
OneMain Direct Auto Receivables Trust Series 2019-1 Class A†	3.63%	9/14/2027	10,899,000	10,725,487
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	4,228,694	4,072,838
Westlake Automobile Receivables Trust Series 2021-2A Class C†	0.89%	7/15/2026	1,461,879	1,440,980
Total				70,833,448

Credit Card 0.71%
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A	3.49%	5/15/2027	4,495,000	4,404,603
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%	7/15/2029	2,318,000	2,338,667
Total				6,743,270

See Notes to Schedule of Investments.	163

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 14.72%
ACREC Ltd. Series 2021-FL1 Class A†	6.586% (1 mo. USD Term SOFR + 1.26%)	#	10/16/2036	$1,381,806	$1,368,070
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	711,737	702,015
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	2,240,000	2,273,655
AMMC CLO 23 Ltd. Series 2020-23A Class A1R†	6.618% (3 mo. USD Term SOFR + 1.30%)	#	10/17/2031	7,500,000	7,517,097
Anchorage Capital CLO 3-R Ltd. Series 2014-3RA Class A†	6.631% (3 mo. USD Term SOFR + 1.31%)	#	1/28/2031	678,574	677,963
Anchorage Capital CLO 4-R Ltd. Series 2014-4RA Class A†	6.631% (3 mo. USD Term SOFR + 1.31%)	#	1/28/2031	807,006	809,150
Apidos Clo XXV Series 2016-25A Class A1R†	6.749% (3 mo. USD Term SOFR + 1.43%)	#	10/20/2031	6,951,135	6,951,135
Apidos CLO XXXI Ltd. Series 2019-31A Class A1R†	6.676% (3 mo. USD Term SOFR + 1.36%)	#	4/15/2031	5,000,000	5,005,500
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	2,482,948	2,214,566
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.532% (1 mo. USD Term SOFR + 1.21%)	#	5/15/2036	974,555	971,961
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	6.502% (1 mo. USD Term SOFR + 1.18%)	#	8/15/2034	1,000,000	992,525
Atalaya Equipment Leasing Trust Series 2021-1A Class A2†	1.23%		5/15/2026	520,316	517,477
Bain Capital Credit CLO Ltd. Series 2017-1A Class A1R†	6.549% (3 mo. USD Term SOFR + 1.23%)	#	7/20/2030	4,315,796	4,323,564
BlueMountain CLO Ltd. Series 2013-2A Class A1R†	6.759% (3 mo. USD Term SOFR + 1.44%)	#	10/22/2030	686,669	688,284
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.559% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2029	981,067	982,342
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.752% (1 mo. USD Term SOFR + 1.43%)	#	12/15/2038	1,564,672	1,559,279
Carlyle Global Market Strategies CLO Ltd. Series 2014-3RA Class A1A†	6.631% (3 mo. USD Term SOFR + 1.31%)	#	7/27/2031	1,025,210	1,026,132

164	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Carlyle U.S. CLO Ltd. Series 2017-3A Class A1AR†	6.479% (3 mo. USD Term SOFR + 1.16%)	#	7/20/2029	$619,710	$619,896
Cedar Funding V CLO Ltd. Series 2016-5A Class A1R†	6.678% (3 mo. USD Term SOFR + 1.36%)	#	7/17/2031	3,142,029	3,143,286
Cedar Funding XI Clo Ltd. Series 2019-11A Class A1R†	6.655% (3 mo. USD Term SOFR + 1.31%)	#	5/29/2032	3,220,000	3,220,966
CIFC Funding Ltd. Series 2013-2A Class A1L2†	6.56% (3 mo. USD Term SOFR + 1.26%)	#	10/18/2030	3,564,048	3,570,107
Dryden Senior Loan Fund Series 2017-47A Class A1R†	6.556% (3 mo. USD Term SOFR + 1.24%)	#	4/15/2028	2,838,634	2,847,172
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.53% (3 mo. USD Term SOFR + 1.21%)	#	7/24/2030	778,782	778,788
Generate CLO 2 Ltd. Series 2A Class AR†	6.729% (3 mo. USD Term SOFR + 1.41%)	#	1/22/2031	1,137,606	1,137,151
GreatAmerica Leasing Receivables Series 2024-1 Class A4†	5.08%		12/16/2030	3,060,000	3,047,802
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	6.452% (1 mo. USD Term SOFR + 1.13%)	#	7/15/2039	2,100,000	2,079,000
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	6.436% (1 mo. USD Term SOFR + 1.11%)	#	9/17/2036	1,436,282	1,424,698
KKR CLO 24 Ltd. Series 24 Class A1R†	6.659% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2032	4,980,000	4,987,719
KREF Ltd. Series 2021-FL2 Class A†	6.506% (1 mo. USD Term SOFR + 1.18%)	#	2/15/2039	2,410,000	2,362,133
Lendmark Funding Trust Series 2021-1A Class A†	5.12%		7/20/2032	5,810,000	5,749,051
Lendmark Funding Trust Series 2021-1A Class B†	2.47%		11/20/2031	4,700,000	4,075,163
LFT CRE Ltd. Series 2021-FL1 Class A†	6.602% (1 mo. USD Term SOFR + 1.28%)	#	6/15/2039	1,461,617	1,438,084
LFT CRE Ltd. Series 2021-FL1 Class B†	7.182% (1 mo. USD Term SOFR + 1.86%)	#	6/15/2039	1,570,000	1,523,241
Madison Park Funding XI Ltd. Series 2013-11A Class AR2†	6.477% (3 mo. USD Term SOFR + 1.16%)	#	7/23/2029	2,684,540	2,688,030
Magnetite XXII Ltd. Series 2019-22A Class AR†	6.636% (3 mo. USD Term SOFR + 1.32%)	#	4/15/2031	4,000,000	4,003,600

See Notes to Schedule of Investments.	165

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Magnetite Xxix Ltd. Series 2021-29A Class A†	6.566% (3 mo. USD Term SOFR + 1.25%)	#	1/15/2034	$1,110,000	$1,110,333
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	3,340,000	3,023,334
Marlette Funding Trust Series 2021-3A Class B†	1.30%		12/15/2031	1,864,849	1,844,904
MF1 LLC Series 2024-FL14 Class A†	7.055% (1 mo. USD Term SOFR + 1.74%)	#	3/19/2039	2,270,000	2,277,112	(a)
MF1 Ltd. Series 2021-FL7 Class A†	6.514% (1 mo. USD Term SOFR + 1.19%)	#	10/16/2036	1,508,748	1,497,903
Newark BSL CLO 2 Ltd. Series 2017-1A Class A1R†	6.556% (3 mo. USD Term SOFR + 1.23%)	#	7/25/2030	2,526,209	2,524,945
Octagon Investment Partners 32 Ltd. Series 2017-1A Class A1R†	6.526% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	3,710,114	3,715,826
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.526% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	343,286	344,294
Octagon Investment Partners XXI Ltd. Series 2014-1A Class AAR3†	6.568% (3 mo. USD Term SOFR + 1.26%)	#	2/14/2031	1,960,000	1,961,372
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	60,682	60,366
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	4,282,000	4,022,425
OneMain Financial Issuance Trust Series 2021-3A Class A†	5.94%		5/15/2034	5,445,000	5,460,440
Orange Lake Timeshare Trust Series 2019-A Class A†	3.06%		4/9/2038	87,712	85,291
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	1,886,411	1,862,388
Romark CLO Ltd. Series 2017-1A Class A1R†	6.607% (3 mo. USD Term SOFR + 1.29%)	#	10/23/2030	5,820,472	5,818,144
SCF Equipment Leasing LLC Series 2021-1A Class A3†	0.83%		8/21/2028	313,668	310,111
SCF Equipment Leasing LLC Series 2021-1A Class B†	1.37%		8/20/2029	1,130,000	1,085,974
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	5,343,050	5,248,811
TCI-Flatiron CLO Ltd. Series 2017-1A Class AR†	6.541% (3 mo. USD Term SOFR + 1.22%)	#	11/18/2030	2,451,728	2,457,999
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	6.641% (3 mo. USD Term SOFR + 1.32%)	#	1/29/2032	500,000	501,585
TICP CLO IX Ltd. Series 2017-9A Class A†	6.719% (3 mo. USD Term SOFR + 1.40%)	#	1/20/2031	607,431	609,192

166	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Upstart Securitization Trust Series 2021-5 Class A†	1.31%		11/20/2031	$259,372	$258,459
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	6.636% (3 mo. USD Term SOFR + 1.32%)	#	7/15/2031	3,428,580	3,439,794
Wind River CLO Ltd. Series 2013-1A Class A1RR†	6.559% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2030	3,060,959	3,067,703
Total					139,865,307

Rec Vehicle Loan 0.44%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	108,677	107,281
Octane Receivables Trust Series 2022-1A Class A2†	4.18%		3/20/2028	2,394,647	2,372,550
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	1,735,847	1,727,861
Total					4,207,692

Student Loan 1.08%
Navient Private Education Refi Loan Trust Series 2020-FA Class A†	1.22%		7/15/2069	434,160	392,412
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	2,711,131	2,358,028
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	5,553,175	4,875,704
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	2,851,749	2,584,170
Towd Point Asset Trust Series 2018-SL1 Class A†	6.035% (1 mo. USD Term SOFR + 0.71%)	#	1/25/2046	40,349	40,327
Total					10,250,641
Total Asset-Backed Securities (cost $236,902,446)					231,900,358

CORPORATE BONDS 63.60%

Aerospace/Defense 0.17%
Boeing Co.	2.196%		2/4/2026	935,000	877,625
HEICO Corp.	5.25%		8/1/2028	772,000	778,621
Total					1,656,246

Agriculture 2.00%
BAT International Finance PLC (United Kingdom)(b)	5.931%		2/2/2029	2,000,000	2,043,743
Imperial Brands Finance PLC (United Kingdom)†(b)	6.125%		7/27/2027	4,954,000	5,044,921
Philip Morris International, Inc.	4.875%		2/13/2029	1,051,000	1,033,592
Viterra Finance BV (Netherlands)†(b)	2.00%		4/21/2026	7,352,000	6,808,054
Viterra Finance BV (Netherlands)†(b)	4.90%		4/21/2027	4,111,000	4,026,032
Total					18,956,342

See Notes to Schedule of Investments.	167

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines 0.03%
British Airways Pass-Through Trust Series 2013-1 Class A (United Kingdom)†(b)	4.625%		12/20/2025	$277,928	$277,302

Apparel 0.74%
PVH Corp.	4.625%		7/10/2025	5,561,000	5,483,697
Tapestry, Inc.	7.05%		11/27/2025	1,503,000	1,531,800
Total					7,015,497

Auto Manufacturers 2.90%
Ford Motor Credit Co. LLC	5.584%		3/18/2024	7,093,000	7,092,228
General Motors Financial Co., Inc.	2.75%		6/20/2025	1,378,000	1,330,165
General Motors Financial Co., Inc.	3.95%		4/13/2024	2,837,000	2,829,904
General Motors Financial Co., Inc.	5.40%		4/6/2026	1,204,000	1,204,874
General Motors Financial Co., Inc.	5.40%		5/8/2027	814,000	814,631
Hyundai Capital America†	1.00%		9/17/2024	1,088,000	1,059,957
Hyundai Capital America†	5.30%		1/8/2029	584,000	582,906
Hyundai Capital America†	5.50%		3/30/2026	1,876,000	1,877,890
Hyundai Capital America†	5.65%		6/26/2026	1,665,000	1,670,611
Hyundai Capital America†	5.875%		4/7/2025	960,000	962,991
Hyundai Capital America†	6.10%		9/21/2028	1,497,000	1,542,592
Hyundai Capital America†	6.50%		1/16/2029	2,000,000	2,094,150
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	1,990,000	2,009,087
Volkswagen Group of America Finance LLC†	5.80%		9/12/2025	2,515,000	2,526,515
Total					27,598,501

Banks 25.40%
ABN AMRO Bank NV (Netherlands)†(b)	4.75%		7/28/2025	5,620,000	5,521,925
ABN AMRO Bank NV (Netherlands)†(b)	4.80%		4/18/2026	1,000,000	976,790
AIB Group PLC (Ireland)†(b)	4.263% (3 mo. USD LIBOR + 1.87%)	#	4/10/2025	12,000,000	11,971,500
AIB Group PLC (Ireland)†(b)	6.608% (SOFR + 2.33%)	#	9/13/2029	988,000	1,025,745
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	4.40%		5/19/2026	2,317,000	2,250,943
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	6,122,000	5,706,178
Bank of America Corp.	1.53% (SOFR + 0.65%)	#	12/6/2025	2,411,000	2,334,868
Bank of America Corp.	4.948% (SOFR + 2.04%)	#	7/22/2028	5,101,000	5,051,656
Bank of Ireland Group PLC (Ireland)†(b)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	5,505,000	5,014,171

168	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of Ireland Group PLC (Ireland)†(b)	6.253% (1 yr. CMT + 2.65%)	#	9/16/2026	$3,792,000	$3,816,318
BankUnited, Inc.	4.875%		11/17/2025	4,100,000	3,987,432
Barclays PLC (United Kingdom)(b)	2.852% (SOFR + 2.71%)	#	5/7/2026	3,150,000	3,046,443
Barclays PLC (United Kingdom)(b)	4.836%		5/9/2028	1,142,000	1,100,859
Barclays PLC (United Kingdom)(b)	5.20%		5/12/2026	3,750,000	3,708,642
Barclays PLC (United Kingdom)(b)	5.829% (SOFR + 2.21%)	#	5/9/2027	3,009,000	3,017,180
Barclays PLC (United Kingdom)(b)	6.496% (SOFR + 1.88%)	#	9/13/2027	1,872,000	1,905,319
Barclays PLC (United Kingdom)(b)	7.385% (1 yr. CMT + 3.30%)	#	11/2/2028	951,000	1,005,623
BNP Paribas SA (France)†(b)	2.219% (SOFR + 2.07%)	#	6/9/2026	446,000	427,096
BNP Paribas SA (France)†(b)	2.591% (SOFR + 1.23%)	#	1/20/2028	1,357,000	1,252,307
BNP Paribas SA (France)†(b)	2.819% (3 mo. USD Term SOFR + 1.37%)	#	11/19/2025	5,406,000	5,290,710
BNP Paribas SA (France)†(b)	4.375%		5/12/2026	436,000	423,292
BNP Paribas SA (France)†(b)	5.497% (SOFR + 1.59%)	#	5/20/2030	1,015,000	1,010,842
BPCE SA (France)†(b)	2.375%		1/14/2025	696,000	675,994
BPCE SA (France)†(b)	4.50%		3/15/2025	2,114,000	2,076,081
BPCE SA (France)†(b)	5.15%		7/21/2024	7,472,000	7,438,675
BPCE SA (France)†(b)	5.716% (1 yr. CMT + 1.96%)	#	1/18/2030	705,000	702,476
BPCE SA (France)†(b)	5.975% (SOFR + 2.10%)	#	1/18/2027	2,788,000	2,791,220
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	2,576,000	2,507,761
Citigroup, Inc.	3.29% (SOFR + 1.53%)	#	3/17/2026	1,152,000	1,124,824
Citigroup, Inc.	4.40%		6/10/2025	3,586,000	3,533,789
Citigroup, Inc.	5.174% (SOFR + 1.36%)	#	2/13/2030	1,811,000	1,792,981
Citigroup, Inc.	5.50%		9/13/2025	1,500,000	1,497,560
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030	646,000	638,601
Credit Agricole SA (France)†(b)	4.375%		3/17/2025	2,058,000	2,026,741
Danske Bank AS (Denmark)†(b)	1.621% (1 yr. CMT + 1.35%)	#	9/11/2026	608,000	570,226

See Notes to Schedule of Investments.	169

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank AS (Denmark)†(b)	3.244% (3 mo. USD LIBOR + 1.59%)	#	12/20/2025	$11,328,000	$11,072,605
Danske Bank AS (Denmark)†(b)(c)	5.427% (1 yr. CMT + 0.95%)	#	3/1/2028	1,087,000	1,088,896
Danske Bank AS (Denmark)†(b)(c)	5.705% (1 yr. CMT + 1.40%)	#	3/1/2030	458,000	459,200
Discover Bank	4.25%		3/13/2026	1,275,000	1,239,103
Federation des Caisses Desjardins du Quebec (Canada)†(b)	5.25%		4/26/2029	1,472,000	1,459,464
Federation des Caisses Desjardins du Quebec (Canada)†(b)	5.70%		3/14/2028	2,139,000	2,163,590
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%)	#	10/21/2027	4,434,000	4,060,433
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%)	#	2/24/2028	2,467,000	2,285,621
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%)	#	5/1/2029	4,000,000	3,836,856
HSBC Holdings PLC (United Kingdom)(b)	0.976% (SOFR + 0.71%)	#	5/24/2025	679,000	671,366
HSBC Holdings PLC (United Kingdom)(b)	3.803% (3 mo. USD Term SOFR + 1.47%)	#	3/11/2025	3,240,000	3,238,385
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%)	#	8/4/2028	788,000	757,010
Huntington National Bank	5.699% (SOFR + 1.22%)	#	11/18/2025	4,314,000	4,278,773
ING Groep NV (Netherlands)(b)	6.083% (SOFR + 1.56%)	#	9/11/2027	2,971,000	3,011,096
Intesa Sanpaolo SpA (Italy)†(b)	3.25%		9/23/2024	3,928,000	3,869,128
Intesa Sanpaolo SpA (Italy)†(b)	5.017%		6/26/2024	5,928,000	5,890,928
Intesa Sanpaolo SpA (Italy)†(b)	5.71%		1/15/2026	1,102,000	1,092,358
JPMorgan Chase & Co.	0.824% (3 mo. USD Term SOFR + 0.54%)	#	6/1/2025	2,899,000	2,860,997
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%)	#	2/1/2028	533,000	511,927
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%)	#	7/25/2028	2,196,000	2,172,415
JPMorgan Chase & Co.	6.525% (SOFR + 1.18%)	#	2/24/2028	2,527,000	2,550,749
Lloyds Banking Group PLC (United Kingdom)(b)	4.582%		12/10/2025	5,156,000	5,054,355
Lloyds Banking Group PLC (United Kingdom)(b)	5.462% (1 yr. CMT + 1.38%)	#	1/5/2028	759,000	756,037

170	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Macquarie Bank Ltd. (Australia)†(b)	5.391%		12/7/2026	$906,000	$908,155
Macquarie Group Ltd. (Australia)†(b)	1.201% (SOFR + 0.69%)	#	10/14/2025	6,843,000	6,647,422
Macquarie Group Ltd. (Australia)†(b)	1.34% (SOFR + 1.07%)	#	1/12/2027	403,000	372,026
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	4,341,000	4,229,218
Morgan Stanley	0.79% (SOFR + 0.53%)	#	5/30/2025	3,468,000	3,419,424
NatWest Group PLC (United Kingdom)(b)	5.583% (1 yr. CMT + 1.10%)	#	3/1/2028	871,000	872,012
NatWest Group PLC (United Kingdom)(b)	5.808% (1 yr. CMT + 1.95%)	#	9/13/2029	2,290,000	2,314,384
NatWest Markets PLC (United Kingdom)†(b)	3.479%		3/22/2025	2,036,000	1,993,347
PNC Financial Services Group, Inc.	6.615% (SOFR + 1.73%)	#	10/20/2027	764,000	784,984
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%)	#	1/6/2028	2,232,000	2,019,612
Santander U.K. Group Holdings PLC (United Kingdom)(b)	1.089% (SOFR + 0.79%)	#	3/15/2025	1,913,000	1,909,943
Santander U.K. Group Holdings PLC (United Kingdom)†(b)	4.75%		9/15/2025	3,337,000	3,261,745
Societe Generale SA (France)†(b)	2.226% (1 yr. CMT + 1.05%)	#	1/21/2026	1,992,000	1,925,567
Standard Chartered PLC (United Kingdom)†(b)	1.214% (1 yr. CMT + 0.88%)	#	3/23/2025	200,000	199,121
Standard Chartered PLC (United Kingdom)†(b)	2.819% (3 mo. USD LIBOR + 1.21%)	#	1/30/2026	2,530,000	2,455,583
Standard Chartered PLC (United Kingdom)†(b)	3.785% (3 mo. USD LIBOR + 1.56%)	#	5/21/2025	1,940,000	1,929,752
Sumitomo Mitsui Financial Group, Inc. (Japan)(b)	5.80%		7/13/2028	1,295,000	1,332,244
Swedbank AB (Sweden)†(b)	6.136%		9/12/2026	1,425,000	1,444,763
Truist Financial Corp.	1.267% (SOFR + 0.61%)	#	3/2/2027	1,503,000	1,380,001
Truist Financial Corp.	5.435% (SOFR + 1.62%)	#	1/24/2030	563,000	557,140
U.S. Bancorp	4.548% (SOFR + 1.66%)	#	7/22/2028	2,554,000	2,494,458
U.S. Bancorp	5.384% (SOFR + 1.56%)	#	1/23/2030	434,000	431,793
U.S. Bancorp	6.787% (SOFR + 1.88%)	#	10/26/2027	1,707,000	1,764,183
UBS AG (Switzerland)(b)	5.125%		5/15/2024	18,374,000	18,328,524
UBS Group AG (Switzerland)†(b)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	1,277,000	1,157,227
UBS Group AG (Switzerland)†(b)	2.193% (SOFR + 2.04%)	#	6/5/2026	529,000	506,326

See Notes to Schedule of Investments.	171

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(b)	2.593% (SOFR + 1.56%)	#	9/11/2025	$2,557,000	$2,513,448
UBS Group AG (Switzerland)†(b)	4.488% (1 yr. CMT + 1.55%)	#	5/12/2026	3,442,000	3,387,650
UBS Group AG (Switzerland)†(b)	5.428% (1 yr. CMT + 1.52%)	#	2/8/2030	769,000	764,222
UniCredit SpA (Italy)†(b)	2.569% (1 yr. CMT + 2.30%)	#	9/22/2026	2,520,000	2,387,984
Wells Fargo & Co.	4.808% (SOFR + 1.98%)	#	7/25/2028	5,134,000	5,043,288
Wells Fargo & Co.	6.303% (SOFR + 1.79%)	#	10/23/2029	949,000	984,007
Total					241,323,613

Beverages 0.12%
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029	1,208,000	1,190,170

Biotechnology 0.40%
Illumina, Inc.	5.75%		12/13/2027	1,901,000	1,918,078
Illumina, Inc.	5.80%		12/12/2025	1,878,000	1,878,887
Total					3,796,965

Chemicals 0.71%
Celanese U.S. Holdings LLC	6.165%		7/15/2027	1,250,000	1,269,462
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	2,984,000	2,782,200
Orbia Advance Corp. SAB de CV (Mexico)†(b)	1.875%		5/11/2026	1,835,000	1,675,036
Sasol Financing USA LLC	5.875%		3/27/2024	1,030,000	1,027,362
Total					6,754,060

Commercial Services 0.72%
Global Payments, Inc.	2.65%		2/15/2025	827,000	802,741
Triton Container International Ltd.†	1.15%		6/7/2024	2,518,000	2,482,336
Triton Container International Ltd.†	2.05%		4/15/2026	3,872,000	3,550,697
Total					6,835,774

Diversified Financial Services 4.14%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	1.75%		10/29/2024	1,596,000	1,553,304
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)†(b)	6.45%		4/15/2027	974,000	997,464
Aircastle Ltd.†	5.25%		8/11/2025	6,323,000	6,252,448
Ally Financial, Inc.	3.875%		5/21/2024	3,389,000	3,373,940

172	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Ally Financial, Inc.	5.75%		11/20/2025	$5,002,000	$4,978,827
American Express Co.	5.098% (SOFR + 1.00%)	#	2/16/2028	547,000	545,047
Aviation Capital Group LLC†	1.95%		1/30/2026	346,000	321,779
Aviation Capital Group LLC†	5.50%		12/15/2024	2,287,000	2,276,494
Aviation Capital Group LLC†	6.25%		4/15/2028	1,239,000	1,258,038
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026	2,247,000	2,167,366
Avolon Holdings Funding Ltd. (Ireland)†(b)	6.375%		5/4/2028	3,679,000	3,734,597
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	337,000	338,970
Capital One Financial Corp.	4.166% (SOFR + 1.37%)	#	5/9/2025	1,893,000	1,885,620
LPL Holdings, Inc.†	4.00%		3/15/2029	1,478,000	1,356,783
Navient Corp.	5.875%		10/25/2024	3,421,000	3,415,294
Navient Corp.	6.75%		6/25/2025	729,000	733,964
Nuveen Finance LLC†	4.125%		11/1/2024	3,335,000	3,297,698
Radian Group, Inc.	6.20%		5/15/2029	812,000	814,868
Total					39,302,501

Electric 5.60%
AES Corp.†	3.30%		7/15/2025	4,791,000	4,624,952
Ameren Corp.	5.00%		1/15/2029	1,053,000	1,044,936
Black Hills Corp.	5.95%		3/15/2028	1,760,000	1,811,160
Calpine Corp.†	5.25%		6/1/2026	401,000	395,413
DTE Energy Co.	4.875%		6/1/2028	1,718,000	1,694,805
DTE Energy Co.	5.10%		3/1/2029	1,088,000	1,079,273
Duke Energy Corp.	4.85%		1/5/2029	796,000	783,099
Eskom Holdings SOC Ltd. (South Africa)†(b)	7.125%		2/11/2025	1,397,000	1,392,643
Fells Point Funding Trust†	3.046%		1/31/2027	2,777,000	2,599,718
IPALCO Enterprises, Inc.	3.70%		9/1/2024	1,500,000	1,482,282
Liberty Utilities Co.†	5.577%		1/31/2029	678,000	680,138
Niagara Mohawk Power Corp.†	3.508%		10/1/2024	2,337,000	2,304,266
NRG Energy, Inc.†	3.75%		6/15/2024	4,197,000	4,163,434
Pacific Gas & Electric Co.	3.15%		1/1/2026	4,190,729	4,008,005
Pacific Gas & Electric Co.	5.55%		5/15/2029	642,000	643,680
PacifiCorp	5.10%		2/15/2029	486,000	484,744
Pennsylvania Electric Co.†	5.15%		3/30/2026	1,081,000	1,071,845
Puget Energy, Inc.	3.65%		5/15/2025	4,587,000	4,470,297
System Energy Resources, Inc.	6.00%		4/15/2028	7,890,000	7,986,760
Trans-Allegheny Interstate Line Co.†	3.85%		6/1/2025	2,520,000	2,467,041

See Notes to Schedule of Investments.	173

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Vistra Operations Co. LLC†	3.55%	7/15/2024	$3,863,000	$3,828,515
Vistra Operations Co. LLC†	4.875%	5/13/2024	4,211,000	4,203,416
Total				53,220,422

Energy-Alternate Sources 0.06%
Greenko Dutch BV (Netherlands)†(b)	3.85%	3/29/2026	571,650	539,483

Entertainment 0.05%
Warnermedia Holdings, Inc.	3.755%	3/15/2027	490,000	463,794

Environmental Control 0.18%
Veralto Corp.†	5.35%	9/18/2028	1,654,000	1,666,389

Food 0.18%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	1,492,000	1,439,880
Tyson Foods, Inc.(c)	5.40%	3/15/2029	273,000	273,148
Total				1,713,028

Gas 0.57%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	3,505,000	3,393,701
Southwest Gas Corp.	5.80%	12/1/2027	2,002,000	2,040,726
Total				5,434,427

Hand/Machine Tools 0.39%
Regal Rexnord Corp.†	6.05%	2/15/2026	1,497,000	1,503,761
Regal Rexnord Corp.†	6.05%	4/15/2028	2,206,000	2,220,505
Total				3,724,266

Health Care-Products 0.36%
GE HealthCare Technologies, Inc.	5.60%	11/15/2025	509,000	510,863
Solventum Corp.†	5.40%	3/1/2029	1,796,000	1,793,677
Solventum Corp.†	5.45%	2/25/2027	1,088,000	1,090,259
Total				3,394,799

Health Care-Services 1.06%
Centene Corp.	2.45%	7/15/2028	2,880,000	2,540,819
Centene Corp.	4.25%	12/15/2027	3,076,000	2,929,280
HCA, Inc.	5.25%	4/15/2025	3,416,000	3,400,714
HCA, Inc.	5.25%	6/15/2026	610,000	606,402
HCA, Inc.	5.375%	2/1/2025	611,000	608,956
Total				10,086,171

174	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Home Builders 0.20%
Toll Brothers Finance Corp.	4.875%	11/15/2025	$1,897,000	$1,874,262

Insurance 2.98%
Aon Corp.	8.205%	1/1/2027	1,183,000	1,272,116
Aon North America, Inc.	5.125%	3/1/2027	454,000	453,857
Aon North America, Inc.	5.15%	3/1/2029	1,271,000	1,272,287
CNO Financial Group, Inc.	5.25%	5/30/2025	1,500,000	1,491,954
CNO Global Funding†	1.75%	10/7/2026	1,313,000	1,185,435
Equitable Financial Life Global Funding†	5.45%	3/3/2028	2,416,000	2,398,958
F&G Annuities & Life, Inc.	7.40%	1/13/2028	1,438,000	1,478,961
F&G Global Funding†	0.90%	9/20/2024	1,368,000	1,330,490
F&G Global Funding†	1.75%	6/30/2026	1,080,000	975,889
F&G Global Funding†	2.30%	4/11/2027	3,750,000	3,360,887
GA Global Funding Trust†	0.80%	9/13/2024	1,032,000	1,004,225
GA Global Funding Trust†	3.85%	4/11/2025	3,993,000	3,911,388
GA Global Funding Trust†	5.50%	1/8/2029	1,386,000	1,370,444
Jackson National Life Global Funding†	1.75%	1/12/2025	1,966,000	1,899,450
Kemper Corp.	4.35%	2/15/2025	2,101,000	2,071,349
MGIC Investment Corp.	5.25%	8/15/2028	750,000	725,419
Protective Life Global Funding†	5.209%	4/14/2026	2,097,000	2,092,453
Total				28,295,562

Internet 0.19%
Prosus NV (Netherlands)†(b)	3.257%	1/19/2027	2,000,000	1,841,562

Lodging 0.14%
Las Vegas Sands Corp.	3.50%	8/18/2026	1,451,000	1,365,430

Media 0.23%
FactSet Research Systems, Inc.	2.90%	3/1/2027	1,732,000	1,614,872
Nexstar Media, Inc.†	5.625%	7/15/2027	564,000	535,100
Total				2,149,972

Mining 0.79%
Anglo American Capital PLC (United Kingdom)†(b)	3.625%	9/11/2024	4,500,000	4,444,557
First Quantum Minerals Ltd. (Canada)†(b)	7.50%	4/1/2025	1,000,000	1,000,000
Glencore Funding LLC†	4.00%	3/27/2027	1,097,000	1,055,960
Glencore Funding LLC†	6.125%	10/6/2028	969,000	1,000,766
Total				7,501,283

See Notes to Schedule of Investments.	175

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas 6.21%
Aker BP ASA (Norway)†(b)	2.00%	7/15/2026	$2,306,000	$2,124,867
Apache Corp.	4.375%	10/15/2028	2,530,000	2,376,037
Chord Energy Corp.†	6.375%	6/1/2026	2,228,000	2,232,545
Continental Resources, Inc.†	2.268%	11/15/2026	4,431,000	4,068,395
Continental Resources, Inc.	4.375%	1/15/2028	3,076,000	2,958,686
Devon Energy Corp.	5.25%	10/15/2027	5,729,000	5,720,868
Devon Energy Corp.	5.875%	6/15/2028	7,055,000	7,099,400
EQT Corp.	3.90%	10/1/2027	3,000,000	2,841,106
EQT Corp.	6.125%	2/1/2025	4,125,000	4,134,607
HF Sinclair Corp.†	5.00%	2/1/2028	1,500,000	1,445,330
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	2,359,000	2,315,394
Matador Resources Co.	5.875%	9/15/2026	3,267,000	3,237,328
OGX Austria GmbH (Brazil)†(b)(d)	8.50%	6/1/2018	225,000	5
Ovintiv, Inc.	5.65%	5/15/2028	2,000,000	2,018,951
Parsley Energy LLC/Parsley Finance Corp.†	4.125%	2/15/2028	1,930,000	1,858,648
Petroleos Mexicanos (Mexico)(b)	6.49%	1/23/2027	3,594,000	3,360,255
Petroleos Mexicanos (Mexico)(b)	6.875%	8/4/2026	750,000	722,908
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	1,336,000	1,366,815
SM Energy Co.	5.625%	6/1/2025	1,600,000	1,589,336
Suncor Energy, Inc. (Canada)(b)	7.875%	6/15/2026	2,719,000	2,855,298
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	2.625%	8/15/2025	2,000,000	1,885,080
Viper Energy, Inc.†	5.375%	11/1/2027	2,857,000	2,774,805
Total				58,986,664

Pharmaceuticals 0.64%
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	3,750,000	3,647,516
Bayer U.S. Finance LLC†	6.125%	11/21/2026	587,000	591,315
Bayer U.S. Finance LLC†	6.25%	1/21/2029	1,799,000	1,813,325
Total				6,052,156

Pipelines 1.33%
Enbridge, Inc. (Canada)(b)	5.90%	11/15/2026	687,000	700,097
Enbridge, Inc. (Canada)(b)	6.00%	11/15/2028	577,000	597,973
Energy Transfer LP†	6.00%	2/1/2029	2,000,000	2,006,930
Kinder Morgan, Inc.	5.00%	2/1/2029	1,000,000	992,167
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	1,000,000	1,008,422

176	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%	7/15/2027	$5,879,000	$5,943,710
Western Midstream Operating LP	6.35%	1/15/2029	448,000	462,813
Williams Cos., Inc.	4.90%	3/15/2029	979,000	966,541
Total				12,678,653

REITS 3.75%
American Tower Corp.	3.60%	1/15/2028	4,211,000	3,971,533
American Tower Corp.	3.65%	3/15/2027	3,421,000	3,271,230
American Tower Corp.	5.50%	3/15/2028	2,153,000	2,163,460
Crown Castle, Inc.	5.00%	1/11/2028	1,464,000	1,442,710
EPR Properties	4.50%	6/1/2027	1,256,000	1,187,921
EPR Properties	4.75%	12/15/2026	3,360,000	3,229,818
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025	1,275,000	1,264,573
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	1,985,000	1,858,850
Kite Realty Group Trust	4.00%	3/15/2025	1,755,000	1,717,762
VICI Properties LP/VICI Note Co., Inc.†	3.50%	2/15/2025	6,577,000	6,418,100
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	2,599,000	2,447,269
Vornado Realty LP	3.50%	1/15/2025	1,500,000	1,457,453
WEA Finance LLC/Westfield U.K. &Europe Finance PLC†	3.75%	9/17/2024	5,314,000	5,241,042
Total				35,671,721

Retail 0.17%
Walgreens Boots Alliance, Inc.	3.45%	6/1/2026	1,657,000	1,581,083

Semiconductors 0.15%
Entegris, Inc.†	4.75%	4/15/2029	930,000	877,830
Qorvo, Inc.	1.75%	12/15/2024	529,000	513,993
Total				1,391,823

Telecommunications 0.44%
Altice France SA (France)†(b)	8.125%	2/1/2027	1,000,000	919,965
Sprint Capital Corp.	6.875%	11/15/2028	1,664,000	1,771,057
T-Mobile USA, Inc.	3.75%	4/15/2027	1,559,000	1,494,886
Total				4,185,908

Transportation 0.05%
Ryder System, Inc.	5.30%	3/15/2027	449,000	449,671

See Notes to Schedule of Investments.	177

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Trucking & Leasing 0.55%
Fortress Transportation & Infrastructure Investors LLC†	6.50%		10/1/2025	$1,577,000	$1,579,301
GATX Corp.	5.40%		3/15/2027	380,000	380,857
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.40%		11/15/2026	380,000	359,936
Penske Truck Leasing Co. LP/PTL Finance Corp.†	6.05%		8/1/2028	2,825,000	2,891,215
Total					5,211,309
Total Corporate Bonds (cost $617,029,693)					604,186,809

FLOATING RATE LOANS(e) 0.84%

Food 0.29%
U.S. Foods, Inc. 2019 Term Loan B	7.441% (1 mo. USD Term SOFR + 2.00%)		9/13/2026	2,729,108	2,733,884

Lodging 0.46%
Resorts World Las Vegas LLC Term Loan A	6.826% (1 mo. USD Term SOFR + 1.50%)		4/16/2024	4,400,000	4,405,500

Pipelines 0.09%
Buckeye Partners LP 2024 Term Loan B3	7.326% (1 mo. USD Term SOFR + 2.00%)		11/1/2026	862,449	863,829
Total Floating Rate Loans (cost $7,993,365)					8,003,213

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.02%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through Certificates Series 061 Class X1(f)	0.149%	#(g)	11/25/2026	13,456,746	57,094
Government National Mortgage Association Series 2013-193(f)	0.168%	#(g)	1/16/2055	20,034	425
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(g)	1/16/2048	113,062	100,719
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	15,673	15,241
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $194,774)					173,479

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.13%
Federal Home Loan Mortgage Corp.	4.811% (1 yr. USD RFUCCT + 1.66%)	#	2/1/2038	88,568	90,603
Federal Home Loan Mortgage Corp.	5.412% (1 yr. USD RFUCCT + 1.72%)	#	4/1/2037	16,481	16,895
Federal Home Loan Mortgage Corp.	5.79% (1 yr. USD RFUCCT + 1.78%)	#	5/1/2036	15,848	16,236
Federal Home Loan Mortgage Corp.	5.86% (1 yr. USD RFUCCT + 1.79%)	#	10/1/2038	13,723	14,115

178	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (CONTINUED)
Federal Home Loan Mortgage Corp.	5.89% (1 yr. USD RFUCCT + 1.64%)	#	11/1/2043	$142,078	$142,155
Federal Home Loan Mortgage Corp.	5.892% (1 yr. USD RFUCCT + 1.79%)	#	12/1/2036	41,485	42,661
Federal Home Loan Mortgage Corp.	5.894% (1 yr. USD RFUCCT + 1.92%)	#	9/1/2036	51,538	53,063
Federal Home Loan Mortgage Corp.	6.207% (1 yr. USD RFUCCT + 1.96%)	#	2/1/2037	47,750	49,174
Federal National Mortgage Association	4.997% (1 yr. USD RFUCCT + 1.89%)	#	12/1/2038	20,689	21,385
Federal National Mortgage Association	5.326% (1 yr. USD RFUCCT + 1.55%)	#	6/1/2038	49,021	49,051
Federal National Mortgage Association	5.471% (1 yr. USD RFUCCT + 1.61%)	#	8/1/2037	4,511	4,616
Federal National Mortgage Association	5.504% (1 yr. USD RFUCCT + 1.52%)	#	3/1/2039	31,237	31,933
Federal National Mortgage Association	5.568% (1 yr. USD RFUCCT + 1.63%)	#	8/1/2038	8,360	8,383
Federal National Mortgage Association	5.613% (1 yr. USD RFUCCT + 1.64%)	#	9/1/2038	38,529	39,458
Federal National Mortgage Association	5.749% (1 yr. USD RFUCCT + 1.79%)	#	3/1/2042	188,717	194,600
Federal National Mortgage Association	5.787% (1 yr. USD RFUCCT + 1.53%)	#	10/1/2035	55,510	56,731
Federal National Mortgage Association	5.84% (1 yr. USD RFUCCT + 1.81%)	#	4/1/2040	21,177	21,788
Federal National Mortgage Association	5.872% (1 yr. CMT + 2.20%)	#	1/1/2038	30,596	31,408
Federal National Mortgage Association	6.058% (1 yr. USD RFUCCT + 1.81%)	#	10/1/2040	11,157	11,474
Federal National Mortgage Association	6.061% (1 yr. USD RFUCCT + 1.81%)	#	12/1/2040	20,881	21,530
Federal National Mortgage Association	6.076% (1 yr. USD RFUCCT + 1.82%)	#	12/1/2040	43,985	45,272
Federal National Mortgage Association	6.345% (1 yr. CMT + 2.24%)	#	3/1/2038	3,319	3,336
Federal National Mortgage Association	7.517% (1 yr. USD RFUCCT + 1.60%)	#	10/1/2045	23,370	24,020
Federal National Mortgage Association	7.572% (1 yr. USD RFUCCT + 1.60%)	#	12/1/2045	40,261	41,430
Federal National Mortgage Association	7.686% (1 yr. USD RFUCCT + 1.60%)	#	12/1/2045	192,860	198,600
Total Government Sponsored Enterprises Pass-Throughs (cost $1,241,178)					1,229,917

See Notes to Schedule of Investments.	179

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.14%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(g)	12/25/2059	$80,111	$76,116
Angel Oak Mortgage Trust Series 2020-6 Class A1†	1.261%	#(g)	5/25/2065	125,442	111,817
Bank Series 2023-5YR2 Class A3	6.656%	#(g)	7/15/2056	1,200,000	1,263,813
Bank Series 2023-5YR4 Class A3	6.50%		12/15/2056	2,370,000	2,490,080
BBCMS Trust Series 2015-VFM Class A1†	2.466%		3/10/2036	122,225	116,918
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.865% (1 mo. USD Term SOFR + 1.55%)	#	7/15/2035	2,064,334	2,058,953
BWAY Mortgage Trust Series 2013-1515 Class XB†(f)	0.403%	#(g)	3/10/2033	47,800,000	116,546
BWAY Mortgage Trust Series 2015-1740 Class C†	3.342%		1/10/2035	3,350,000	35,176
BX Commercial Mortgage Trust Series 2019-IMC Class A†	6.364% (1 mo. USD Term SOFR + 1.05%)	#	4/15/2034	2,145,895	2,140,372
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.76% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2039	1,500,000	1,502,318
BXHPP Trust Series 2021-FILM Class A†	6.083% (1 mo. USD Term SOFR + 0.76%)	#	8/15/2036	3,000,000	2,889,362
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA(f)	1.599%	#(g)	5/10/2058	818,662	19,544
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(f)	1.075%	#(g)	11/10/2049	2,528,861	53,931
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(f)	0.638%	#(g)	12/10/2054	3,331,049	48,682
Citigroup Commercial Mortgage Trust Series 2014-GC23 Class XB(f)	0.206%	#(g)	7/10/2047	3,452,000	2,657
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(f)	0.326%	#(g)	6/10/2048	5,306,149	17,262
COLT Mortgage Loan Trust Series 2021-2 Class A1†	0.924%	#(g)	8/25/2066	5,221,688	4,139,068
Commercial Mortgage Pass-Through Certificates Series 2012-CR4 Class XA(f)	1.144%	#(g)	10/15/2045	861,123	52
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(f)	1.365%	#(g)	8/10/2049	776,177	17,402
Credit Suisse Mortgage Capital Certificates Series 2016-NXSR Class XB(f)	0.174%	#(g)	12/15/2049	20,135,000	116,074
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(f)	0.54%	#(g)	9/15/2037	39,135,267	198,283
CSAIL Commercial Mortgage Trust Series 2015-C2 Class XB†(f)	Zero Coupon	#(g)	6/15/2057	82,732,000	71,295
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA(f)	0.929%	#(g)	11/15/2049	4,012,373	66,009
CSMC Trust Series 2020-AFC1 Class A1†	3.24%	#(g)	2/25/2050	254,330	232,939

180	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBJPM Mortgage Trust Series 2016-C3 Class XA(f)	1.407%	#(g)	8/10/2049	$7,896,523	$208,066
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	142,883	135,346
DBWF Mortgage Trust Series 2015-LCM Class XA†(f)	0.423%	#(g)	6/10/2034	285,765	1,501
DBWF Mortgage Trust Series 2016-85T Class XA†(f)	0.014%	#(g)	12/10/2036	61,529,000	80,576
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5 Class M2†	6.972% (30 day USD SOFR Average + 1.65%)	#	1/25/2034	2,499,218	2,529,210
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3 Class M1†	6.172% (30 day USD SOFR Average + 0.85%)	#	9/25/2041	1,283,593	1,278,698
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1A†	7.522% (30 day USD SOFR Average + 2.20%)	#	5/25/2042	762,299	776,224
GS Mortgage Securities Corp. Trust Series 2017-GPTX Class B†	3.104%		5/10/2034	1,060,000	229,863
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.583% (1 mo. USD Term SOFR + 1.26%)	#	5/15/2026	3,000,000	2,797,213
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class H†	11.333% (1 mo. USD Term SOFR + 6.01%)	#	5/15/2026	560,000	187,299
GS Mortgage Securities Trust Series 2015-GS1 Class XA(f)	0.754%	#(g)	11/10/2048	993,400	10,063
HMH Trust Series 2017-NSS Class A†	3.062%		7/5/2031	974,000	852,788
HMH Trust Series 2017-NSS Class B†	3.343%		7/5/2031	629,000	503,986
HMH Trust Series 2017-NSS Class C†	3.787%		7/5/2031	469,000	350,287
HMH Trust Series 2017-NSS Class D†	4.723%		7/5/2031	618,000	405,563
HONO Mortgage Trust Series 2021-LULU Class A†	6.583% (1 mo. USD Term SOFR + 1.26%)	#	10/15/2036	700,000	676,650
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class XA(f)	0.987%	#(g)	4/15/2046	58,318	3
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C24 Class XA(f)	0.814%	#(g)	11/15/2047	2,175,700	3,895
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	5,000,000	1,775,000
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†(f)	0.376%	#(g)	6/10/2027	2,906,000	9,755
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†(f)	0.034%	#(g)	6/10/2027	1,292,000	927

See Notes to Schedule of Investments.	181

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class XA(f)	0.542%	#(g)	5/15/2048	$1,264,146	$5,947
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(f)	0.577%	#(g)	12/15/2049	3,217,377	38,270
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(f)	0.985%	#(g)	9/15/2050	7,325,449	169,870
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class A†	6.815% (1 mo. USD Term SOFR + 1.50%)	#	4/15/2031	658,000	448,098
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class B†	7.515% (1 mo. USD Term SOFR + 2.20%)	#	4/15/2031	449,000	274,020
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class C†	7.915% (1 mo. USD Term SOFR + 2.60%)	#	4/15/2031	332,000	186,144
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XBFX†(f)	0.377%	#(g)	7/5/2033	95,152,000	10,937
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-MKST Class E†	8.183% (1 mo. USD Term SOFR + 2.86%)	#	12/15/2036	3,930,000	536,902
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2018-AON Class XA†(f)	0.485%	#(g)	7/5/2031	129,394,000	4,076
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2018-AON Class XB†(f)	0.154%	#(g)	7/5/2031	50,413,000	424
LSTAR Commercial Mortgage Trust Series 2016-4 Class XA†(f)	1.70%	#(g)	3/10/2049	835,021	9,357
LSTAR Commercial Mortgage Trust Series 2016-4 XB Class XB†(f)	0.674%	#(g)	3/10/2049	19,753,000	224,890
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	927,440	914,249
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class XA(f)	0.541%	#(g)	7/15/2050	5,179,806	25,373
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(f)	1.263%	#(g)	11/15/2049	3,868,332	96,364
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA(f)	1.436%	#(g)	8/15/2049	3,391,512	92,349
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	100,713	95,905
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(g)	1/26/2060	98,576	90,125
One New York Plaza Trust Series 2020-1NYP Class A†	6.383% (1 mo. USD Term SOFR + 1.06%)	#	1/15/2036	625,000	608,511

182	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(g)	1/26/2060	$39,961	$38,164
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(g)	2/25/2050	21,987	20,596
Starwood Mortgage Residential Trust Series 2021-2 Class A1†	0.943%	#(g)	5/25/2065	1,076,728	974,122
Verus Securitization Trust Series 2020-1 Class A1†	3.417%	(h)	1/25/2060	71,050	67,827
Verus Securitization Trust Series 2020-4 Class A1†	1.502%	(h)	5/25/2065	118,469	111,611
Verus Securitization Trust Series 2021-1 Class A1†	0.815%	#(g)	1/25/2066	247,937	215,611
Verus Securitization Trust Series 2021-5 Class A1†	1.013%	#(g)	9/25/2066	2,606,279	2,178,412
Verus Securitization Trust Series 2021-R2 Class A1†	0.918%	#(g)	2/25/2064	437,282	386,867
Verus Securitization Trust Series 2021-R3 Class A1†	1.02%	#(g)	4/25/2064	638,956	567,321
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XA(f)	0.585%	#(g)	6/15/2048	3,060,440	17,473
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XB(f)	0.014%	#(g)	6/15/2048	58,000,000	36,998
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(f)	1.711%	#(g)	8/15/2049	1,581,750	46,851
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class XB(f)	0.983%	#(g)	10/15/2049	7,056,835	149,320
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XB(f)	0.637%	#(g)	8/15/2047	15,000,000	37,653
Total Non-Agency Commercial Mortgage-Backed Securities (cost $53,996,441)					39,278,219
Total Long-Term Investments (cost $917,357,897)					884,771,995

SHORT-TERM INVESTMENTS 0.44%

REPURCHASE AGREEMENTS 0.44%
Repurchase Agreement dated 2/29/2024, 5.310% due 3/1/2024 with Barclays Bank PLC collateralized by $3,367,000 of U.S. Treasury Bond at 4.250% due 2/15/2054; value: $3,284,400; proceeds: $3,220,475 (cost $3,220,000)				3,220,000	3,220,000
Repurchase Agreement dated 2/29/2024, 2.800% due 3/1/2024 with Fixed Income Clearing Corp. collateralized by $1,135,400 of U.S. Treasury Note at 1.000% due 7/31/2028; value: $986,041; proceeds: $966,713 (cost $966,638)				966,638	966,638
Total Repurchase Agreements (cost $4,186,638)					4,186,638
Total Investments in Securities 93.58% (cost $921,544,535)					888,958,633
Other Assets and Liabilities – Net(i) 6.42%					61,014,260
Net Assets 100.00%					$949,972,893

See Notes to Schedule of Investments.	183

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2024, the total value of Rule 144A securities was $546,421,870, which represents 57.52% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2024.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis.
(d)	Defaulted (non-income producing security).
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2024.
(f)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	Step Bond – Security with a predetermined schedule of interest rate changes.
(i)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes – Sell Protection at February 29, 2024(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
Markit CDX.NA. IG.S41(4)(5)	Bank of America	1.000%	12/20/2028	$6,540,000	$58,363	$76,586	$134,949

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $76,586. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of investment grade securities.

184	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Centrally Cleared Interest Rate Swap Contracts at February 29, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America(1)	3.872%	12-Month USD SOFR Index	5/31/2028	$60,061,000	$441,426	(2)
Bank of America(1)	0.173%	3-Month USD SOFR Index	10/21/2025	165,637	11,733
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$453,159

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America(1)	0.184%	3-Month USD FedFunds Index	10/21/2025	$165,637	$(11,662)
Bank of America(1)	4.264%	12-Month USD SOFR Index	3/31/2026	57,152,000	(92,230)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts					$(103,892)

SOFR	Secured Overnight Financing Rate.
(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).
(2)	Unrealized appreciation on Centrally Cleared Interest Rate Swap Contract is $915,527, which includes upfront payment of $(212,720). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at February 29, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	1.756%	CPI Urban Consumer NSA	11/15/2024	$10,000,000	$1,306,578
Bank of America	1.935%	CPI Urban Consumer NSA	9/1/2029	5,000,000	742,162
Bank of America	1.964%	CPI Urban Consumer NSA	11/27/2029	5,000,000	697,626
Bank of America	1.976%	CPI Urban Consumer NSA	12/2/2028	10,000,000	1,341,700
Bank of America	2.085%	CPI Urban Consumer NSA	12/10/2028	10,000,000	1,258,229
Bank of America	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	629,918
Bank of America	2.112%	CPI Urban Consumer NSA	12/8/2029	5,000,000	633,379
Bank of America	2.113%	CPI Urban Consumer NSA	12/29/2027	5,000,000	601,042
Bank of America	2.119%	CPI Urban Consumer NSA	2/11/2031	15,000,000	1,853,327
Bank of America	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	1,039,962
Bank of America	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	983,114

See Notes to Schedule of Investments.	185

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.310%	CPI Urban Consumer NSA	6/1/2028	$10,000,000	$962,059
Bank of America	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	850,611
Bank of America	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	907,450
Bank of America	2.344%	CPI Urban Consumer NSA	3/15/2029	5,000,000	465,260
Bank of America	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	901,887
Bank of America	2.353%	CPI Urban Consumer NSA	6/6/2028	10,000,000	917,250
Bank of America	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	2,255,813
Bank of America	2.375%	CPI Urban Consumer NSA	8/9/2028	10,000,000	871,023
Bank of America	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	880,892
Bank of America	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	874,234
Bank of America	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	854,478
Bank of America	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	860,136
Bank of America	2.396%	CPI Urban Consumer NSA	10/9/2028	10,000,000	864,523
Bank of America	2.400%	CPI Urban Consumer NSA	4/26/2030	10,000,000	863,014
Bank of America	2.408%	CPI Urban Consumer NSA	5/21/2028	5,000,000	426,867
Bank of America	2.437%	CPI Urban Consumer NSA	9/7/2037	10,000,000	739,068
Bank of America	2.477%	CPI Urban Consumer NSA	6/11/2036	10,000,000	855,293
Bank of America	2.493%	CPI Urban Consumer NSA	6/28/2030	25,000,000	2,058,049
Bank of America	2.500%	CPI Urban Consumer NSA	10/4/2025	50,000,000	345,182
Bank of America	2.510%	CPI Urban Consumer NSA	6/30/2030	20,000,000	1,607,573
Bank of America	2.559%	CPI Urban Consumer NSA	6/1/2030	20,000,000	1,626,060
Bank of America	2.638%	CPI Urban Consumer NSA	11/15/2051	35,000,000	497,955	(1)
Bank of America	2.700%	CPI Urban Consumer NSA	10/15/2024	70,000,000	464,305
Bank of America	3.150%	CPI Urban Consumer NSA	3/2/2027	80,000,000	1,016,450
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$34,052,469

186	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at February 29, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.605%	CPI Urban Consumer NSA	9/19/2028	$60,000,000		$(352,652)
Bank of America	2.665%	CPI Urban Consumer NSA	3/9/2052	27,000,000	(194,454	)(2)
Bank of America	2.850%	CPI Urban Consumer NSA	10/28/2027	30,000,000		(307,195)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts						$(854,301)

(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $447,119, which includes upfront payment of $50,836. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $965,584, which includes upfront payment of $771,130. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Consumer Price Index (“CPI”) OTC Swap Contracts at February 29, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$2,480,307
Bank of America	1.747%	CPI Urban Consumer NSA	8/22/2026	20,000,000	3,132,616
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	1,135,765
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	613,104
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	2,000,292
Bank of America	2.298%	CPI Urban Consumer NSA	4/5/2029	5,000,000	488,594
Bank of America	2.301%	CPI Urban Consumer NSA	3/28/2029	5,000,000	487,527
Bank of America	2.348%	CPI Urban Consumer NSA	3/10/2032	5,000,000	480,316
Bank of America	2.398%	CPI Urban Consumer NSA	2/12/2033	5,000,000	450,691
Barclays Bank PLC	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	1,471,055
Barclays Bank PLC	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	946,996
Barclays Bank PLC	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	1,134,019
Barclays Bank PLC	2.128%	CPI Urban Consumer NSA	6/22/2025	10,000,000	1,081,026
Barclays Bank PLC	2.158%	CPI Urban Consumer NSA	12/2/2024	10,000,000	1,137,610
Barclays Bank PLC	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	1,713,229
Barclays Bank PLC	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	1,634,274
Barclays Bank PLC	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	2,136,327

See Notes to Schedule of Investments.	187

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 29, 2024

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Barclays Bank PLC	2.228%	CPI Urban Consumer NSA	12/5/2024	$15,000,000	$1,608,805
Barclays Bank PLC	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	960,763
Barclays Bank PLC	2.393%	CPI Urban Consumer NSA	12/13/2031	5,000,000	452,136
Barclays Bank PLC	2.410%	CPI Urban Consumer NSA	2/1/2032	10,000,000	877,662
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	75,662
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	29,924
Deutsche Bank AG	2.518%	CPI Urban Consumer NSA	4/17/2026	15,000,000	464,795
Goldman Sachs	1.568%	CPI Urban Consumer NSA	3/2/2024	8,000,000	1,318,453
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	787,396
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	1,061,175
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	10,000,000	1,021,777
Total Unrealized Appreciation on CPI OTC Swap Contracts					$31,182,296

Consumer Price Index (“CPI”) OTC Swap Contracts at February 29, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	$15,000,000	$(2,348,756)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	(760,154)
Barclays Bank PLC	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	(1,490,145)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	(608,299)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	(288,951)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	(1,519,343)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	(1,587,280)
Goldman Sachs	CPI Urban Consumer NSA	2.063%	12/8/2024	15,000,000	(1,401,723)
Total Unrealized Depreciation on CPI OTC Swap Contracts					$(10,004,651)

Futures Contracts at February 29, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	June 2024	204	Long	$23,155,632	$23,291,062	$135,430
U.S. Ultra Treasury Bond	June 2024	568	Long	71,696,195	72,633,000	936,805
Total Unrealized Appreciation on Futures Contracts						$1,072,235

188	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND February 29, 2024

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2024	1,907	Long	$390,478,457	$390,458,250	$(20,207)
U.S. 5-Year Treasury Note	June 2024	275	Short	(29,378,780)	(29,399,219)	(20,439)
Total Unrealized Depreciation on Futures Contracts						$(40,646)

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$137,588,195	$2,277,112	$139,865,307
Remaining Industries	–	92,035,051	–	92,035,051
Corporate Bonds	–	604,186,809	–	604,186,809
Floating Rate Loans	–	8,003,213	–	8,003,213
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	173,479	–	173,479
Government Sponsored Enterprises Pass-Throughs	–	1,229,917	–	1,229,917
Non-Agency Commercial Mortgage-Backed Securities	–	39,278,219	–	39,278,219
Short-Term Investments
Repurchase Agreements	–	4,186,638	–	4,186,638
Total	$–	$886,681,521	$2,277,112	$888,958,633
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$134,949	$–	$134,949
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	453,159	–	453,159
Liabilities	–	(103,892)	–	(103,892)
Centrally Cleared CPI Swap Contracts
Assets	–	34,052,469	–	34,052,469
Liabilities	–	(854,301)	–	(854,301)
OTC CPI Swap Contracts
Assets	–	31,182,296	–	31,182,296
Liabilities	–	(10,004,651)	–	(10,004,651)
Futures Contracts
Assets	1,072,235	–	–	1,072,235
Liabilities	(40,646)	–	–	(40,646)
Total	$1,031,589	$54,860,029	$–	$55,891,618

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	189

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND February 29, 2024

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 99.72%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.72%
Lord Abbett Affiliated Fund, Inc.(b)(c)	10,713,975		$192,101,566
Lord Abbett Investment Trust-Convertible Fund-Class I(b)(d)	1,578,762		20,618,633
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(b)(e)	33,978,992		311,587,359
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(b)(f)	15,858,762		335,412,823
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(b)(g)	17,597,390		72,325,274
Lord Abbett Investment Trust-Floating Rate Fund-Class I(b)(h)	4,721,553		38,527,875
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)(c)	15,135,602		216,741,821
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(b)(i)	6,176,865		244,603,856
Lord Abbett Investment Trust-High Yield Fund-Class I(b)(j)	18,487,732		116,657,586
Lord Abbett Investment Trust-Income Fund-Class I(b)(k)	81,600,150		197,472,364
Lord Abbett Securities Trust-International Equity Fund-Class I(b)(l)	6,080,995		89,512,242
Lord Abbett Securities Trust-International Value Fund-Class I(b)(m)	9,781,942		75,614,408
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(b)(k)	2,364,024		9,077,852
Lord Abbett Investment Trust-Ultra Short Bond Fund(b)(n)	4,401,874		43,886,679

	Principal Amount
Lord Abbett Private Credit Fund 1, LP(o)(p)	$1,320,388	(q)	1,320,388
Total Investments in Underlying Funds (cost 1,864,757,177)			1,965,460,726

SHORT-TERM INVESTMENTS 0.01%

REPURCHASE AGREEMENTS 0.01%
Repurchase Agreement dated 2/29/2024, 2.800% due 3/1/2024 with Fixed Income Clearing Corp. collateralized by $366,000 of U.S. Treasury Note at 1.000% due 7/31/2028; value: $317,854; proceeds: $311,629 (cost $311,605)	311,605		311,605
Total Investments in Securities 99.73% (cost $1,865,068,782)			1,965,772,331
Other Assets and Liabilities – Net(r) 0.27%			5,246,351
Net Assets 100.00%			$1,971,018,682

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek current income and capital appreciation.

190	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND February 29, 2024

(g)	Fund investment objective is to seek high total return.
(h)	Fund investment objective is to seek a high level of current income.
(i)	Fund investment objective is to seek capital appreciation.
(j)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(k)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(l)	Fund investment objective is to seek long-term capital appreciation.
(m)	Fund investment objective is to seek a high level of total return.
(n)	The fund’s investment objective is to seek current income consistent with the preservation of capital.
(o)	The fund’s investment objective is to generate current income and, to an extent, long-term capital appreciation.
(p)	Restricted securities (including private placements) – investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At February 29, 2024, the value of restricted securities (excluding 144A issues) amounted to $1,320,388 or 0.07% of net assets.
(q)	Principal amount represents partnership interest.
(r)	Other Assets and Liabilities - Net include net unrealized appreciation on futures contracts as follows:

Futures Contracts at February 29, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
NIKKEI 225 (CME)	March 2024	239	Long	$39,477,607	$46,969,475	$7,491,868

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$1,965,460,726	$–	$–	$1,965,460,726
Short-Term Investments
Repurchase Agreements	–	311,605	–	311,605
Total	$1,965,460,726	$311,605	$–	$1,965,772,331
Other Financial Instruments
Futures Contracts
Assets	$7,491,868	$–	$–	$7,491,868
Liabilities	–	–	–	–
Total	$7,491,868	$–	$–	$7,491,868

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	191

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND February 29, 2024

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 99.61%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.61%
Lord Abbett Affiliated Fund, Inc.(b)(c)	2,443,974		$43,820,461
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(b)(d)	30,258,594		277,471,306
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(b)(e)	3,210,894		67,910,411
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(b)(f)	6,593,284		27,098,396
Lord Abbett Investment Trust-Floating Rate Fund-Class I(b)(g)	1,981,329		16,167,648
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)(h)	4,024,097		57,625,065
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(b)(i)	1,499,657		59,386,411
Lord Abbett Investment Trust-High Yield Fund-Class I(b)(j)	10,997,825		69,396,277
Lord Abbett Investment Trust-Income Fund-Class I(b)(k)	36,817,879		89,099,266
Lord Abbett Securities Trust-International Equity Fund-Class I(b)(l)	2,702,705		39,783,815
Lord Abbett Securities Trust-International Value Fund-Class I(b)(m)	3,939,293		30,450,736
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(b)(k)	7,270,880		27,920,181
Lord Abbett Investment Trust-Ultra Short Bond Fund(b)(n)	1,222,324		12,186,567

	Principal Amount
Lord Abbett Private Credit Fund 1, LP(o)(p)	$557,670	(q)	557,670
Total Investments in Underlying Funds (cost 820,864,910)			818,316,540
Total Investments in Securities 99.61% (cost $820,864,910)			818,316,540
Other Assets and Liabilities – Net(r) 0.39%			3,196,975
Net Assets 100.00%			$821,513,515

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high level of current income.
(h)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(i)	Fund investment objective is to seek capital appreciation.
(j)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(k)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(l)	Fund investment objective is to seek long-term capital appreciation.
(m)	Fund investment objective is to seek a high level of total return.
(n)	The fund’s investment objective is to seek current income consistent with the preservation of capital.
(o)	The fund’s investment objective is to generate current income and, to an extent, long-term capital appreciation.
(p)	Restricted securities (including private placements) – investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At February 29, 2024, the value of restricted securities (excluding 144A issues) amounted to $557,670 or 0.07% of net assets.
(q)	Principal amount represents partnership interest.
(r)	Other Assets and Liabilities - Net include net unrealized appreciation on futures contracts as follows:

192	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND February 29, 2024

Futures Contracts at February 29, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
NIKKEI 225 (CME)	March 2024	108	Long	$17,839,253	$21,224,700	$3,385,447

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$818,316,540	$–	$–	$818,316,540
Total	$818,316,540	$–	$–	$818,316,540
Other Financial Instruments
Futures Contracts
Assets	$3,385,447	$–	$–	$3,385,447
Liabilities	–	–	–	–
Total	$3,385,447	$–	$–	$3,385,447

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	193

Schedule of Investments (unaudited)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.02%

ASSET-BACKED SECURITIES 21.84%

Automobiles 8.78%
Avid Automobile Receivables Trust Series 2021-1 Class C†	1.55%	5/15/2026	$296,744	$294,890
Avis Budget Rental Car Funding AESOP LLC Series 2018-2A Class A†	4.00%	3/20/2025	116,667	116,586
BMW Vehicle Lease Trust Series 2023-2 Class A3	5.99%	9/25/2026	1,630,000	1,644,279
CarMax Auto Owner Trust Series 2020-1 Class D	2.64%	7/15/2026	125,000	124,815
CarMax Auto Owner Trust Series 2022-3 Class D	6.20%	1/16/2029	1,480,000	1,478,157
CarMax Auto Owner Trust Series 2023-1 Class C	5.19%	1/16/2029	1,450,000	1,437,772
CarMax Auto Owner Trust Series 2023-3 Class A2A	5.72%	11/16/2026	810,000	811,169
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	900,000	909,307
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	2,060,000	2,085,095
Credit Acceptance Auto Loan Trust Series 2021-3A Class A†	1.00%	5/15/2030	247,341	245,124
Credit Acceptance Auto Loan Trust Series 2023-1A Class A†	6.48%	3/15/2033	1,205,000	1,217,505
Donlen Fleet Lease Funding 2 LLC Series 2021-2 Class A2†	0.56%	12/11/2034	87,435	86,846
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%	6/15/2029	1,270,000	1,286,050
First Investors Auto Owner Trust Series 2021-2A Class A†	0.48%	3/15/2027	117,194	115,696
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	1,352,825	1,343,495
Flagship Credit Auto Trust Series 2022-4 Class A2†	6.15%	9/15/2026	1,157,045	1,158,041
Flagship Credit Auto Trust Series 2022-4 Class A3†	6.32%	6/15/2027	605,000	608,934
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	975,000	968,779
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%	6/15/2027	1,105,000	1,102,425
GLS Auto Receivables Issuer Trust Series 2021-3A Class C†	1.11%	9/15/2026	379,764	373,370
GLS Auto Receivables Issuer Trust Series 2023-3A Class A2†	6.04%	3/15/2027	897,777	899,590
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	1,010,000	1,007,601
GM Financial Automobile Leasing Trust Series 2023-3 Class A3	5.38%	11/20/2026	1,920,000	1,925,066
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class B	5.16%	8/16/2029	1,460,000	1,455,393

194	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%		12/27/2027	$620,000	$563,138
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%		12/26/2025	265,000	257,999
OneMain Direct Auto Receivables Trust Series 2019-1 Class A†	3.63%		9/14/2027	584,000	574,703
OneMain Direct Auto Receivables Trust Series 2019-1A Class C†	4.19%		11/14/2028	753,000	728,446
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%		7/14/2028	259,289	249,732
OneMain Direct Auto Receivables Trust Series 2021-1A Class B†	1.26%		7/14/2028	317,000	291,293
PenFed Auto Receivables Owner Trust Series 2022-A Class A3†	3.96%		4/15/2026	1,568,449	1,556,350
Prestige Auto Receivables Trust Series 2022-1A Class B†	6.55%		7/17/2028	1,215,000	1,220,850
Santander Consumer Auto Receivables Trust Series 2020-BA Class C†	1.29%		4/15/2026	240,840	239,813
Santander Consumer Auto Receivables Trust Series 2020-BA Class D†	2.14%		12/15/2026	1,155,000	1,135,930
Santander Drive Auto Receivables Trust Series 2022-4 Class C	5.00%		11/15/2029	1,630,000	1,609,226
Santander Drive Auto Receivables Trust Series 2022-5 Class B	4.43%		3/15/2027	1,085,000	1,075,033
Santander Drive Auto Receivables Trust Series 2022-6 Class B	4.72%		6/15/2027	1,505,000	1,492,185
Santander Drive Auto Receivables Trust Series 2023-3 Class A2	6.08%		8/17/2026	442,930	443,614
Santander Drive Auto Receivables Trust Series 2023-4 Class A2	6.18%		2/16/2027	1,434,540	1,438,325
SBNA Auto Lease Trust Series 2023-A Class A3†	6.51%		4/20/2027	995,000	1,012,353
SFS Auto Receivables Securitization Trust Series 2024-1A Class B†	5.38%		1/21/2031	920,000	919,961
Westlake Automobile Receivables Trust Series 2023-1A Class A3†	5.21%		1/18/2028	1,260,000	1,256,265
Westlake Automobile Receivables Trust Series 2023-3A Class A2A†	5.96%		10/15/2026	1,920,000	1,921,903
Total					40,683,104

Credit Card 1.10%
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	6.126% (3 mo. USD Term SOFR + 0.81%)	#	5/15/2028	1,225,000	1,218,999

See Notes to Schedule of Investments.	195

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card (continued)
Continental Finance Credit Card ABS Master Trust Series 2020-1A Class A†	2.24%		12/15/2028	$499,193	$492,710
Master Credit Card Trust Series 2021-1A Class B†	0.79%		11/21/2025	1,200,000	1,186,176
Newday Funding Master Issuer PLC Series 2021-1A Class A2†	6.419% (SOFR + 1.10%)	#	3/15/2029	600,000	600,120
World Financial Network Credit Card Master Trust Series 2023-A Class A	5.02%		3/15/2030	1,610,000	1,600,621
Total					5,098,626

Other 11.55%
Affirm Asset Securitization Trust Series 2022-A Class 1A†	4.30%		5/17/2027	1,940,000	1,925,542
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	46,697	46,059
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	1,280,000	1,288,224
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	345,000	344,607
AMMC CLO 23 Ltd. Series 2020-23A Class A1R†	6.618% (3 mo. USD Term SOFR + 1.30%)	#	10/17/2031	750,000	751,710
Amur Equipment Finance Receivables IX LLC Series 2021-1A Class D†	2.30%		11/22/2027	675,000	653,028
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	1,645,000	1,641,498
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	155,782	138,944
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	6.502% (1 mo. USD Term SOFR + 1.18%)	#	8/15/2034	460,000	456,561
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.775% (30 day USD SOFR Average + 1.45%)	#	1/15/2037	1,000,000	996,688
Bain Capital Credit CLO Series 2018-2A Class A1†	6.651% (3 mo. USD Term SOFR + 1.34%)	#	7/19/2031	690,312	692,598
Ballyrock CLO Ltd. Series 2019-2A Class A1RR†	6.719% (3 mo. USD Term SOFR + 1.40%)	#	2/20/2036	1,000,000	1,000,771
Barings Loan Partners CLO Ltd. Series LP-3A Class AR†	6.838% (3 mo. USD Term SOFR + 1.52%)	#	7/20/2033	1,000,000	1,000,600

196	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class AR4†(a)	5.48% (3 mo. USD Term SOFR + 1.35%)	#	4/20/2034	$1,500,000	$1,501,125
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.559% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2029	206,106	206,374
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.752% (1 mo. USD Term SOFR + 1.43%)	#	12/15/2038	349,750	348,545
Carlyle Global Market Strategies CLO Ltd. Series 2014-2R Class A1†	6.619% (3 mo. USD Term SOFR + 1.31%)	#	5/15/2031	771,432	771,895
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	6.559% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2031	880,320	880,848
Carlyle U.S. CLO Ltd. Series 2017-3A Class A1AR†	6.479% (3 mo. USD Term SOFR + 1.16%)	#	7/20/2029	186,660	186,716
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	6.659% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2031	2,000,000	2,002,200
CIFC Funding Ltd. Series 2013-2A Class A1L2†	6.56% (3 mo. USD Term SOFR + 1.26%)	#	10/18/2030	891,012	892,527
Dell Equipment Finance Trust Series 2021-2 Class B†	0.81%		12/22/2026	460,000	456,890
Dell Equipment Finance Trust Series 2021-2 Class C†	0.94%		12/22/2026	460,000	456,830
Dell Equipment Finance Trust Series 2021-2 Class D†	1.21%		6/22/2027	460,000	456,575
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	1,105,000	1,106,496
Dryden 113 CLO Ltd. Series 2022-113A Class A1R†	7.046% (3 mo. USD Term SOFR + 1.63%)	#	10/20/2035	1,500,000	1,501,650
Dryden 53 CLO Ltd. Series 2017-53A Class A†	6.696% (3 mo. USD Term SOFR + 1.38%)	#	1/15/2031	363,737	364,065
Dryden XXVI Senior Loan Fund Series 2013-26A Class AR†	6.476% (3 mo. USD Term SOFR + 1.16%)	#	4/15/2029	183,941	184,194
Elmwood CLO Ltd. Series 2022-5A Class AR†	6.967% (3 mo. USD Term SOFR + 1.65%)	#	7/17/2033	1,500,000	1,501,650

See Notes to Schedule of Investments.	197

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Elmwood CLO VII Ltd. Series 2020-4A Class AR†	6.947% (3 mo. USD Term SOFR + 1.63%)	#	1/17/2034	$580,000	$580,831
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.53% (3 mo. USD Term SOFR + 1.21%)	#	7/24/2030	139,361	139,362
GreatAmerica Leasing Receivables Series 2024-1 Class A4†	5.08%		12/16/2030	1,350,000	1,344,618
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	6.452% (1 mo. USD Term SOFR + 1.13%)	#	7/15/2039	460,000	455,400
HGI CRE CLO Ltd. Series 2021-FL1 Class A†	6.486% (1 mo. USD Term SOFR + 1.16%)	#	6/16/2036	228,533	226,821
KKR CLO 29 Ltd. Series 29A Class A†	6.776% (3 mo. USD Term SOFR + 1.46%)	#	1/15/2032	250,000	250,760
KREF Ltd. Series 2021-FL2 Class A†	6.506% (1 mo. USD Term SOFR + 1.18%)	#	2/15/2039	360,000	352,850
LCM XXII Ltd. Series 22A Class A1R†	6.739% (3 mo. USD Term SOFR + 1.42%)	#	10/20/2028	81,786	82,044
LFT CRE Ltd. Series 2021-FL1 Class B†	7.182% (1 mo. USD Term SOFR + 1.86%)	#	6/15/2039	730,000	708,259
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.874% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	559,965	555,066
Madison Park Funding LIX Ltd. Series 2021-59A Class A†	6.70% (3 mo. USD Term SOFR + 1.40%)	#	1/18/2034	1,250,000	1,251,875
Madison Park Funding XI Ltd. Series 2013-11A Class AR2†	6.477% (3 mo. USD Term SOFR + 1.16%)	#	7/23/2029	223,712	224,002
Madison Park Funding XIII Ltd. Series 2014-13A Class AR2†	6.521% (3 mo. USD Term SOFR + 1.21%)	#	4/19/2030	761,109	761,566
Madison Park Funding XIV Ltd. Series 2014-14A Class BR3†	7.117% (3 mo. USD Term SOFR + 1.80%)	#	10/22/2030	510,000	509,999
Madison Park Funding XLVIII Ltd. Series 2021-48A Class A†	6.721% (3 mo. USD Term SOFR + 1.41%)	#	4/19/2033	1,178,000	1,180,061
Magnetite Xxix Ltd. Series 2021-29A Class A†	6.566% (3 mo. USD Term SOFR + 1.25%)	#	1/15/2034	250,000	250,075
Mariner Finance Issuance Trust Series 2022-AA Class A†	6.45%		10/20/2037	690,000	692,533

198	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Marlette Funding Trust Series 2020-2A Class D†	4.65%		9/16/2030	$139,625	$139,304
ME Funding LLC Series 2019-1 Class A2†	6.448%		7/30/2049	243,205	242,035
Mountain View CLO LLC Series 2017-1A Class AR†	6.666% (3 mo. USD Term SOFR + 1.35%)	#	10/16/2029	165,676	165,759
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	6.681% (3 mo. USD Term SOFR + 1.36%)	#	12/21/2029	345,106	345,853
OCP CLO Ltd. Series 2014-5 Class A1R†	6.666% (3 mo. USD Term SOFR + 1.34%)	#	4/26/2031	907,707	911,032
OCP CLO Ltd. Series 2016-11A Class A1R2†(a)	0.30% (3 mo. USD Term SOFR + 1.42%)	#	4/26/2036	1,000,000	1,000,000
OCP CLO Ltd. Series 2019-17A Class A1R†	6.619% (3 mo. USD Term SOFR + 1.30%)	#	7/20/2032	687,000	686,450
OCP CLO Ltd. Series 2020-18A Class AR†	6.669% (3 mo. USD Term SOFR + 1.35%)	#	7/20/2032	1,600,000	1,603,827
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R†	6.579% (3 mo. USD Term SOFR + 1.26%)	#	3/17/2030	608,517	609,004
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.526% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	119,197	119,546
Octagon Investment Partners XXI Ltd. Series 2014-1A Class AAR3†	6.568% (3 mo. USD Term SOFR + 1.26%)	#	2/14/2031	1,000,000	1,000,700
Octagon Loan Funding Ltd. Series 2014-1A Class ARR†	6.761% (3 mo. USD Term SOFR + 1.44%)	#	11/18/2031	1,500,000	1,501,425
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	86,978	86,524
OneMain Financial Issuance Trust Series 2020-2A Class C†	2.76%		9/14/2035	690,000	612,968
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	124,254	122,671
Post Road Equipment Finance Series 2021-1 Class A2†	4.88%		11/15/2028	848,000	838,782
Rad CLO 2 Ltd. Series 2018-2A Class AR†	6.656% (3 mo. USD Term SOFR + 1.34%)	#	10/15/2031	249,440	250,198
RAD CLO 6 Ltd. Series 2019-6A Class A1†	6.959% (3 mo. USD Term SOFR + 1.64%)	#	1/20/2033	1,308,000	1,312,685
Rad CLO 7 Ltd. Series 2020-7A Class A1R†(a)	5.55% (3 mo. USD Term SOFR + 1.35%)	#	4/17/2036	1,500,000	1,500,000

See Notes to Schedule of Investments.	199

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Regatta VIII Funding Ltd. Series 2017-1A Class A†	6.828% (3 mo. USD Term SOFR + 1.51%)	#	10/17/2030	$317,728	$318,799
Rockford Tower CLO Ltd. Series 2018-1A Class A†	6.681% (3 mo. USD Term SOFR + 1.36%)	#	5/20/2031	657,710	656,789
Romark CLO Ltd. Series 2017-1A Class A1R†	6.607% (3 mo. USD Term SOFR + 1.29%)	#	10/23/2030	909,449	909,085
RR 3 Ltd. Series 2018-3A Class A1R2†	6.666% (3 mo. USD Term SOFR + 1.35%)	#	1/15/2030	510,819	511,228
RR Ltd. Series 2022-24A Class A1AR†	7.077% (3 mo. USD Term SOFR + 1.73%)	#	1/15/2036	1,040,000	1,046,369
SCF Equipment Leasing LLC Series 2020-1A Class B†	2.02%		3/20/2028	236,923	235,779
SCF Equipment Leasing LLC Series 2021-1A Class B†	1.37%		8/20/2029	1,370,000	1,316,623
Valley Stream Park CLO Ltd. Series 2022-1A Class AR†	6.948% (3 mo. USD Term SOFR + 1.63%)	#	10/20/2034	970,000	975,428
Verizon Master Trust Series 2022-7 Class A1A	5.23%		11/22/2027	405,000	404,392
Voya CLO Ltd. Series2017-4 Class A1†	6.706% (3 mo. USD Term SOFR + 1.39%)	#	10/15/2030	754,039	754,869
Total					53,499,656

Rec Vehicle Loan 0.31%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	82,861	81,796
Octane Receivables Trust Series 2022-1A Class A2†	4.18%		3/20/2028	126,126	124,962
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	208,302	207,343
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	1,036,000	1,027,831
Total					1,441,932

Student Loan 0.10%
Navient Private Education Refi Loan Trust Series 2020-FA Class A†	1.22%		7/15/2069	171,831	155,309
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	359,858	315,956
Towd Point Asset Trust Series 2018-SL1 Class A†	6.035% (1 mo. USD Term SOFR + 0.71%)	#	1/25/2046	1,499	1,498
Total					472,763
Total Asset-Backed Securities (cost $101,446,818)					101,196,081

200	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 65.06%

Aerospace/Defense 0.71%
Boeing Co.	2.196%		2/4/2026	$1,300,000	$1,220,227
HEICO Corp.	5.25%		8/1/2028	188,000	189,612
Hexcel Corp.	4.95%		8/15/2025	1,345,000	1,324,183
L3Harris Technologies, Inc.	5.40%		1/15/2027	384,000	386,578
RTX Corp.	5.75%		11/8/2026	174,000	176,547
Total					3,297,147

Agriculture 1.50%
BAT Capital Corp.	2.789%		9/6/2024	890,000	876,464
BAT International Finance PLC (United Kingdom)(b)	5.931%		2/2/2029	348,000	355,611
Imperial Brands Finance PLC (United Kingdom)†(b)	3.50%		7/26/2026	1,302,000	1,238,977
Imperial Brands Finance PLC (United Kingdom)†(b)	6.125%		7/27/2027	709,000	722,012
Philip Morris International, Inc.	4.75%		2/12/2027	195,000	192,628
Philip Morris International, Inc.	4.875%		2/13/2029	499,000	490,735
Reynolds American, Inc.	4.45%		6/12/2025	1,240,000	1,221,322
Viterra Finance BV (Netherlands)†(b)	2.00%		4/21/2026	1,800,000	1,666,825
Viterra Finance BV (Netherlands)†(b)	4.90%		4/21/2027	200,000	195,866
Total					6,960,440

Airlines 0.37%
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%		4/15/2029	1,674,722	1,692,604

Apparel 0.24%
Tapestry, Inc.	7.00%		11/27/2026	1,100,000	1,130,304

Auto Manufacturers 3.14%
Daimler Truck Finance North America LLC†	5.60%		8/8/2025	1,234,000	1,237,217
Ford Motor Credit Co. LLC	3.375%		11/13/2025	1,618,000	1,553,015
Ford Motor Credit Co. LLC	4.063%		11/1/2024	381,000	375,813
Ford Motor Credit Co. LLC	4.134%		8/4/2025	1,133,000	1,105,984
General Motors Financial Co., Inc.	5.40%		4/6/2026	218,000	218,158
General Motors Financial Co., Inc.	5.40%		5/8/2027	374,000	374,290
General Motors Financial Co., Inc.	5.965% (SOFR + 0.62%)	#	10/15/2024	606,000	606,502
Hyundai Capital America†	1.00%		9/17/2024	400,000	389,690
Hyundai Capital America†	5.25%		1/8/2027	406,000	404,691
Hyundai Capital America†	5.50%		3/30/2026	335,000	335,338
Hyundai Capital America†	5.80%		6/26/2025	1,065,000	1,069,298
Hyundai Capital America†	5.95%		9/21/2026	1,543,000	1,560,865

See Notes to Schedule of Investments.	201

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Hyundai Capital America†	6.25%		11/3/2025	$498,000	$503,875
Hyundai Capital America†	6.495% (SOFR + 1.15%)	#	8/4/2025	1,737,000	1,742,428
Nissan Motor Acceptance Co. LLC†	1.125%		9/16/2024	1,500,000	1,458,960
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	541,000	546,189
Volkswagen Group of America Finance LLC†	5.80%		9/12/2025	684,000	687,132
Volkswagen Group of America Finance LLC†	6.00%		11/16/2026	388,000	395,469
Total					14,564,914

Banks 23.72%
ABN AMRO Bank NV (Netherlands)†(b)	6.339% (1 yr. CMT + 1.65%)	#	9/18/2027	300,000	305,174
AIB Group PLC (Ireland)†(b)	4.263% (3 mo. USD LIBOR + 1.87%)	#	4/10/2025	3,500,000	3,491,688
AIB Group PLC (Ireland)†(b)	6.608% (SOFR + 2.33%)	#	9/13/2029	269,000	279,277
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	4.40%		5/19/2026	900,000	874,341
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	1,500,000	1,398,116
Bank of America Corp.	1.319% (SOFR + 1.15%)	#	6/19/2026	376,000	356,019
Bank of America Corp.	1.53% (SOFR + 0.65%)	#	12/6/2025	118,000	114,274
Bank of America Corp.	1.734% (SOFR + 0.96%)	#	7/22/2027	220,000	201,788
Bank of America Corp.	2.456% (3 mo. USD Term SOFR + 1.13%)	#	10/22/2025	128,000	125,330
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	3,765,000	3,675,582
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028	3,328,000	3,155,987
Bank of Ireland Group PLC (Ireland)†(b)	6.253% (1 yr. CMT + 2.65%)	#	9/16/2026	500,000	503,206
Bank of Montreal (Canada)(b)	5.266%		12/11/2026	679,000	680,926
Bank of Montreal (Canada)(b)	5.30%		6/5/2026	189,000	189,534
Bank of New York Mellon Corp.	4.543% (SOFR + 1.17%)	#	2/1/2029	125,000	122,870
Bank of New York Mellon Corp.	4.947% (SOFR + 1.03%)	#	4/26/2027	207,000	205,913
Bank of Nova Scotia (Canada)(b)	4.75%		2/2/2026	177,000	175,666
Bank of Nova Scotia (Canada)(b)	5.35%		12/7/2026	580,000	582,301

202	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of Nova Scotia (Canada)(b)	5.45%		6/12/2025	$242,000	$242,177
Barclays PLC (United Kingdom)(b)	2.852% (SOFR + 2.71%)	#	5/7/2026	1,032,000	998,073
Barclays PLC (United Kingdom)(b)	5.829% (SOFR + 2.21%)	#	5/9/2027	580,000	581,577
Barclays PLC (United Kingdom)(b)	6.496% (SOFR + 1.88%)	#	9/13/2027	1,512,000	1,538,911
Barclays PLC (United Kingdom)(b)	7.325% (1 yr. CMT + 3.05%)	#	11/2/2026	841,000	862,130
BNP Paribas SA (France)†(b)	1.904% (SOFR + 1.61%)	#	9/30/2028	249,269	220,696
BNP Paribas SA (France)†(b)	2.219% (SOFR + 2.07%)	#	6/9/2026	4,490,000	4,299,689
BNP Paribas SA (France)†(b)	2.591% (SOFR + 1.23%)	#	1/20/2028	1,434,000	1,323,367
BNP Paribas SA (France)†(b)	2.819% (3 mo. USD Term SOFR + 1.37%)	#	11/19/2025	268,000	262,285
BNP Paribas SA (France)†(b)	5.125% (1 yr. CMT + 1.45%)	#	1/13/2029	259,000	257,305
BNP Paribas SA (France)†(b)	5.497% (SOFR + 1.59%)	#	5/20/2030	480,000	478,034
BPCE SA (France)†(b)	4.50%		3/15/2025	560,000	549,955
BPCE SA (France)†(b)	4.875%		4/1/2026	200,000	195,638
BPCE SA (France)†(b)	5.15%		7/21/2024	462,000	459,939
BPCE SA (France)†(b)	5.203%		1/18/2027	250,000	249,964
BPCE SA (France)†(b)	5.975% (SOFR + 2.10%)	#	1/18/2027	390,000	390,450
Canadian Imperial Bank of Commerce (Canada)(b)	5.001%		4/28/2028	468,000	466,531
Canadian Imperial Bank of Commerce (Canada)(b)	5.615%		7/17/2026	483,000	487,913
Citigroup, Inc.	3.352% (3 mo. USD Term SOFR + 1.16%)	#	4/24/2025	1,100,000	1,095,860
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	3,245,000	3,119,840
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	225,000	223,974
Citigroup, Inc.	5.174% (SOFR + 1.36%)	#	2/13/2030	839,000	830,652
Citigroup, Inc.	5.61% (SOFR + 1.55%)	#	9/29/2026	1,432,000	1,434,243
Citizens Bank NA	4.119% (SOFR + 1.40%)	#	5/23/2025	463,000	459,703
Citizens Bank NA	4.575% (SOFR + 2.00%)	#	8/9/2028	650,000	619,552
Citizens Bank NA	6.064% (SOFR + 1.45%)	#	10/24/2025	250,000	248,609
Danske Bank AS (Denmark)†(b)	3.244% (3 mo. USD LIBOR + 1.59%)	#	12/20/2025	2,000,000	1,954,909

See Notes to Schedule of Investments.	203

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank AS (Denmark)†(b)	3.773% (1 yr. CMT + 1.45%)	#	3/28/2025	$872,000	$870,332
Danske Bank AS (Denmark)†(a)(b)	5.427% (1 yr. CMT + 0.95%)	#	3/1/2028	527,000	527,919
Danske Bank AS (Denmark)†(b)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026	2,788,000	2,799,422
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%)	#	9/27/2025	2,061,000	2,021,009
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%)	#	2/24/2028	2,287,000	2,118,855
Goldman Sachs Group, Inc.	3.272% (3 mo. USD Term SOFR + 1.46%)	#	9/29/2025	486,000	479,296
Goldman Sachs Group, Inc.	5.798% (SOFR + 1.08%)	#	8/10/2026	279,000	280,623
HSBC Holdings PLC (United Kingdom)(b)	2.999% (SOFR + 1.43%)	#	3/10/2026	3,534,000	3,435,957
HSBC Holdings PLC (United Kingdom)(b)	3.803% (3 mo. USD Term SOFR + 1.47%)	#	3/11/2025	1,326,000	1,325,339
HSBC Holdings PLC (United Kingdom)(b)	4.292% (3 mo. USD Term SOFR + 1.61%)	#	9/12/2026	900,000	882,431
HSBC Holdings PLC (United Kingdom)(b)	5.887% (SOFR + 1.57%)	#	8/14/2027	517,000	520,534
Huntington National Bank	4.008% (SOFR + 1.21%)	#	5/16/2025	250,000	248,480
ING Groep NV (Netherlands)(b)	6.083% (SOFR + 1.56%)	#	9/11/2027	808,000	818,905
JPMorgan Chase & Co.	2.301% (SOFR + 1.16%)	#	10/15/2025	521,000	510,597
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%)	#	2/1/2028	1,600,000	1,536,740
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%)	#	6/14/2025	41,000	40,752
JPMorgan Chase & Co.	6.265% (SOFR + 0.92%)	#	2/24/2026	479,000	481,151
KeyBank NA	4.70%		1/26/2026	404,000	392,839
Lloyds Banking Group PLC (United Kingdom)(b)	3.87% (1 yr. CMT + 3.50%)	#	7/9/2025	619,000	614,463
Lloyds Banking Group PLC (United Kingdom)(b)	5.462% (1 yr. CMT + 1.38%)	#	1/5/2028	392,000	390,470

204	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Lloyds Banking Group PLC (United Kingdom)(b)	5.985% (1 yr. CMT + 1.48%)	#	8/7/2027	$347,000	$349,527
Macquarie Bank Ltd. (Australia)†(b)	5.391%		12/7/2026	309,000	309,735
Macquarie Group Ltd. (Australia)†(b)	1.34% (SOFR + 1.07%)	#	1/12/2027	226,000	208,630
Macquarie Group Ltd. (Australia)†(b)	3.763% (3 mo. USD LIBOR + 1.37%)	#	11/28/2028	754,000	706,219
Macquarie Group Ltd. (Australia)†(b)	5.108% (SOFR + 2.21%)	#	8/9/2026	342,000	339,890
Macquarie Group Ltd. (Australia)†(b)	6.207%		11/22/2024	1,568,000	1,572,863
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	1,216,000	1,184,688
Manufacturers & Traders Trust Co.	4.70%		1/27/2028	402,000	386,851
Manufacturers & Traders Trust Co.	5.40%		11/21/2025	1,009,000	999,729
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	0.962% (1 yr. CMT + 0.45%)	#	10/11/2025	820,000	795,847
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	4.788% (1 yr. CMT + 1.70%)	#	7/18/2025	409,000	407,296
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	5.063% (1 yr. CMT + 1.55%)	#	9/12/2025	625,000	622,424
Morgan Stanley	2.188% (SOFR + 1.99%)	#	4/28/2026	721,000	694,066
Morgan Stanley	4.21% (SOFR + 1.61%)	#	4/20/2028	816,000	789,984
Morgan Stanley	5.449% (SOFR + 1.63%)	#	7/20/2029	5,196,000	5,218,202
Morgan Stanley	6.138% (SOFR + 1.77%)	#	10/16/2026	75,000	75,906
NatWest Group PLC (United Kingdom)(b)	4.269% (3 mo. USD LIBOR + 1.76%)	#	3/22/2025	2,066,000	2,064,237
NatWest Group PLC (United Kingdom)(b)	5.583% (1 yr. CMT + 1.10%)	#	3/1/2028	422,000	422,490
NatWest Group PLC (United Kingdom)(b)	5.847% (1 yr. CMT + 1.35%)	#	3/2/2027	1,018,000	1,022,445
PNC Financial Services Group, Inc.	5.30% (SOFR + 1.34%)	#	1/21/2028	1,105,000	1,103,927
PNC Financial Services Group, Inc.	6.615% (SOFR + 1.73%)	#	10/20/2027	238,000	244,537
Royal Bank of Canada (Canada)(b)	5.20%		7/20/2026	183,000	183,695
Santander Holdings USA, Inc.	3.50%		6/7/2024	811,000	805,951

See Notes to Schedule of Investments.	205

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Santander U.K. Group Holdings PLC (United Kingdom)(b)	6.534% (SOFR + 2.60%)	#	1/10/2029	$391,000	$401,090
Societe Generale SA (France)†(b)	2.226% (1 yr. CMT + 1.05%)	#	1/21/2026	335,000	323,828
Standard Chartered PLC (United Kingdom)†(b)	1.214% (1 yr. CMT + 0.88%)	#	3/23/2025	200,000	199,121
Standard Chartered PLC (United Kingdom)†(b)	3.785% (3 mo. USD LIBOR + 1.56%)	#	5/21/2025	1,040,000	1,034,506
Standard Chartered PLC (United Kingdom)†(b)	6.187% (1 yr. CMT + 1.85%)	#	7/6/2027	266,000	268,703
Standard Chartered PLC (United Kingdom)†(b)	6.75% (1 yr. CMT + 1.85%)	#	2/8/2028	335,000	343,348
State Street Corp.	5.104% (SOFR + 1.13%)	#	5/18/2026	127,000	126,540
Sumitomo Mitsui Financial Group, Inc. (Japan)(b)	5.88%		7/13/2026	372,000	377,570
Svenska Handelsbanken AB (Sweden)†(b)	6.604% (SOFR + 1.25%)	#	6/15/2026	1,552,000	1,570,140
Swedbank AB (Sweden)†(b)	6.136%		9/12/2026	388,000	393,381
Swedbank AB (Sweden)†(b)	6.734% (SOFR + 1.38%)	#	6/15/2026	1,626,000	1,648,379
Toronto-Dominion Bank (Canada)(b)	4.693%		9/15/2027	938,000	927,745
Toronto-Dominion Bank (Canada)(b)	5.264%		12/11/2026	679,000	683,535
Toronto-Dominion Bank (Canada)(b)	5.532%		7/17/2026	416,000	419,771
Truist Financial Corp.	4.26% (SOFR + 1.46%)	#	7/28/2026	236,000	231,248
Truist Financial Corp.	4.873% (SOFR + 1.44%)	#	1/26/2029	158,000	154,143
Truist Financial Corp.	5.435% (SOFR + 1.62%)	#	1/24/2030	248,000	245,419
Truist Financial Corp.	5.754% (SOFR + 0.40%)	#	6/9/2025	936,000	933,683
U.S. Bancorp	5.384% (SOFR + 1.56%)	#	1/23/2030	190,000	189,034
U.S. Bancorp	6.787% (SOFR + 1.88%)	#	10/26/2027	536,000	553,956
UBS AG (Switzerland)(b)	5.125%		5/15/2024	1,109,000	1,106,255
UBS Group AG (Switzerland)†(b)	4.125%		9/24/2025	470,000	459,842
UBS Group AG (Switzerland)†(b)	4.488% (1 yr. CMT + 1.55%)	#	5/12/2026	1,755,000	1,727,288

206	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(b)	5.711% (1 yr. CMT + 1.55%)	#	1/12/2027	$2,211,000	$2,210,933
UBS Group AG (Switzerland)†(b)	6.442% (SOFR + 3.70%)	#	8/11/2028	1,296,000	1,332,396
UniCredit SpA (Italy)†(b)	2.569% (1 yr. CMT + 2.30%)	#	9/22/2026	1,481,000	1,403,414
Wells Fargo & Co.	2.164% (3 mo. USD Term SOFR + 1.01%)	#	2/11/2026	2,664,000	2,577,350
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	2,059,000	1,976,293
Wells Fargo & Co.	4.54% (SOFR + 1.56%)	#	8/15/2026	2,341,000	2,309,260
Wells Fargo & Co.	5.198% (SOFR + 1.50%)	#	1/23/2030	631,000	625,836
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029	2,069,000	2,083,436
Total					109,932,664

Biotechnology 0.25%
Amgen, Inc.	5.15%		3/2/2028	534,000	535,258
Illumina, Inc.	5.75%		12/13/2027	446,000	450,007
Illumina, Inc.	5.80%		12/12/2025	168,000	168,079
Total					1,153,344

Building Materials 0.10%
Carrier Global Corp.	5.80%		11/30/2025	474,000	477,519

Chemicals 0.80%
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	3,986,000	3,716,437

Commercial Services 0.53%
Global Payments, Inc.	2.65%		2/15/2025	551,000	534,837
Triton Container International Ltd.†	1.15%		6/7/2024	1,051,000	1,036,114
Triton Container International Ltd.†	2.05%		4/15/2026	944,000	865,666
Total					2,436,617

Computers 0.12%
Dell International LLC/EMC Corp.	6.02%		6/15/2026	559,000	565,295

Diversified Financial Services 4.24%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	1.75%		10/29/2024	2,000,000	1,946,496

See Notes to Schedule of Investments.	207

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.45%		10/1/2025	$778,000	$763,287
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)†(b)	6.45%		4/15/2027	267,000	273,432
Aircastle Ltd.	4.125%		5/1/2024	617,000	615,021
Aircastle Ltd.†	5.25%		8/11/2025	601,000	594,294
American Express Co.	4.99% (SOFR + 1.00%)	#	5/1/2026	624,000	620,464
American Express Co.	5.098% (SOFR + 1.00%)	#	2/16/2028	258,000	257,079
American Express Co.	5.389% (SOFR + 0.97%)	#	7/28/2027	108,000	108,321
American Express Co.	6.338% (SOFR + 1.33%)	#	10/30/2026	981,000	996,260
Ameriprise Financial, Inc.	5.70%		12/15/2028	312,000	321,062
Aviation Capital Group LLC†	1.95%		1/30/2026	854,000	794,218
Aviation Capital Group LLC†	1.95%		9/20/2026	1,555,000	1,415,626
Aviation Capital Group LLC†	5.50%		12/15/2024	1,122,000	1,116,846
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.125%		2/21/2026	1,640,000	1,522,737
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.75%		2/21/2028	80,000	71,202
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.875%		2/15/2025	851,000	826,181
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026	725,000	699,306
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.50%		1/15/2026	1,150,000	1,138,732
Avolon Holdings Funding Ltd. (Ireland)†(b)	6.375%		5/4/2028	84,000	85,269
Capital One Financial Corp.	4.166% (SOFR + 1.37%)	#	5/9/2025	1,014,000	1,010,047
LPL Holdings, Inc.†	4.625%		11/15/2027	1,232,000	1,181,971
LPL Holdings, Inc.	6.75%		11/17/2028	452,000	472,046
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	976,000	937,396
Nuveen Finance LLC†	4.125%		11/1/2024	823,000	813,795
Radian Group, Inc.	4.50%		10/1/2024	1,064,000	1,054,198
Total					19,635,286

Electric 6.79%
AES Corp.†	3.30%		7/15/2025	2,392,000	2,309,097
Ameren Corp.	5.70%		12/1/2026	591,000	597,999
American Electric Power Co., Inc.	5.20%		1/15/2029	505,000	504,780
American Electric Power Co., Inc.	5.699%		8/15/2025	365,000	365,601
Avangrid, Inc.	3.20%		4/15/2025	1,259,000	1,225,100

208	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
CenterPoint Energy, Inc.	5.25%		8/10/2026	$266,000	$266,188
Cleco Corporate Holdings LLC	3.743%		5/1/2026	2,117,000	2,034,839
Cleveland Electric Illuminating Co.	5.50%		8/15/2024	315,000	314,719
Connecticut Light & Power Co.	4.65%		1/1/2029	1,092,000	1,074,088
Dominion Energy, Inc.	3.071%	(c)	8/15/2024	1,008,000	996,337
DTE Energy Co.	4.22%	(c)	11/1/2024	251,000	248,326
DTE Energy Co.	4.875%		6/1/2028	436,000	430,113
DTE Energy Co.	5.10%		3/1/2029	514,000	509,877
Evergy Missouri West, Inc.†	5.15%		12/15/2027	843,000	840,378
Eversource Energy	4.75%		5/15/2026	881,000	870,142
Eversource Energy	5.00%		1/1/2027	171,000	169,959
Fells Point Funding Trust†	3.046%		1/31/2027	1,842,000	1,724,408
FirstEnergy Transmission LLC†	4.35%		1/15/2025	750,000	741,898
ITC Holdings Corp.	3.65%		6/15/2024	1,300,000	1,292,124
ITC Holdings Corp.†	4.95%		9/22/2027	307,000	305,156
Jersey Central Power & Light Co.†	4.70%		4/1/2024	2,234,000	2,232,268
Liberty Utilities Co.†	5.577%		1/31/2029	423,000	424,334
National Grid PLC (United Kingdom)(b)	5.602%		6/12/2028	215,000	217,822
NextEra Energy Capital Holdings, Inc.	4.20%		6/20/2024	78,000	77,630
NextEra Energy Capital Holdings, Inc.	5.749%		9/1/2025	375,000	377,118
NextEra Energy Capital Holdings, Inc.	6.051%		3/1/2025	228,000	228,864
NRG Energy, Inc.†	3.75%		6/15/2024	799,000	792,610
Oncor Electric Delivery Co. LLC	4.30%		5/15/2028	73,000	71,111
Pacific Gas & Electric Co.	3.15%		1/1/2026	826,592	790,551
Pacific Gas & Electric Co.	3.30%		12/1/2027	131,000	121,283
Pacific Gas & Electric Co.	5.45%		6/15/2027	145,000	144,843
PacifiCorp	5.10%		2/15/2029	198,000	197,488
Pennsylvania Electric Co.†	4.15%		4/15/2025	691,000	676,482
Pennsylvania Electric Co.†	5.15%		3/30/2026	871,000	863,623
Public Service Enterprise Group, Inc.	5.85%		11/15/2027	320,000	328,083
Puget Energy, Inc.	3.65%		5/15/2025	897,000	874,178
Southern Co.	4.475%	(c)	8/1/2024	2,424,000	2,407,379
System Energy Resources, Inc.	6.00%		4/15/2028	2,149,000	2,175,355
Tampa Electric Co.	4.90%		3/1/2029	445,000	442,917
Vistra Operations Co. LLC†	3.55%		7/15/2024	903,000	894,939
WEC Energy Group, Inc.	5.60%		9/12/2026	304,000	307,087
Total					31,467,094

See Notes to Schedule of Investments.	209

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electronics 0.47%
Arrow Electronics, Inc.	6.125%	3/1/2026	$173,000	$172,893
Keysight Technologies, Inc.	4.60%	4/6/2027	166,000	163,480
TD SYNNEX Corp.	1.25%	8/9/2024	1,900,000	1,862,321
Total				2,198,694

Engineering & Construction 0.17%
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	768,000	793,184

Entertainment 0.80%
Warnermedia Holdings, Inc.	3.638%	3/15/2025	1,043,000	1,021,193
Warnermedia Holdings, Inc.	3.755%	3/15/2027	1,148,000	1,086,604
Warnermedia Holdings, Inc.	3.788%	3/15/2025	170,000	166,682
Warnermedia Holdings, Inc.	6.412%	3/15/2026	1,412,000	1,411,888
Total				3,686,367

Environmental Control 0.29%
Veralto Corp.†	5.50%	9/18/2026	1,346,000	1,352,332

Food 0.10%
Conagra Brands, Inc.	5.30%	10/1/2026	324,000	324,211
Tyson Foods, Inc.(a)	5.40%	3/15/2029	133,000	133,072
Total				457,283

Gas 2.16%
East Ohio Gas Co.†	1.30%	6/15/2025	1,400,000	1,328,037
National Fuel Gas Co.	4.75%	9/1/2028	963,000	931,673
National Fuel Gas Co.	5.20%	7/15/2025	750,000	744,227
National Fuel Gas Co.	5.50%	1/15/2026	900,000	897,401
National Fuel Gas Co.	5.50%	10/1/2026	241,000	240,813
NiSource, Inc.	5.25%	3/30/2028	1,554,000	1,561,774
ONE Gas, Inc.	5.10%	4/1/2029	1,922,000	1,929,561
Southwest Gas Corp.	5.80%	12/1/2027	883,000	900,080
Spire, Inc.	5.30%	3/1/2026	1,477,000	1,474,112
Total				10,007,678

Hand/Machine Tools 0.33%
Regal Rexnord Corp.†	6.05%	2/15/2026	1,029,000	1,033,647
Regal Rexnord Corp.†	6.05%	4/15/2028	492,000	495,235
Total				1,528,882

Health Care-Products 0.62%
GE HealthCare Technologies, Inc.	5.55%	11/15/2024	800,000	798,976
GE HealthCare Technologies, Inc.	5.60%	11/15/2025	389,000	390,424

210	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care-Products (continued)
Solventum Corp.†	5.40%		3/1/2029	$869,000	$867,876
Solventum Corp.†	5.45%		2/25/2027	526,000	527,092
Zimmer Biomet Holdings, Inc.	5.35%		12/1/2028	269,000	272,142
Total					2,856,510

Health Care-Services 0.61%
Centene Corp.	2.45%		7/15/2028	713,000	629,029
Centene Corp.	4.25%		12/15/2027	2,302,000	2,192,199
Total					2,821,228

Home Furnishings 0.04%
Leggett & Platt, Inc.	3.50%		11/15/2027	184,000	171,907

Insurance 5.05%
Aon North America, Inc.	5.125%		3/1/2027	221,000	220,931
Aon North America, Inc.	5.15%		3/1/2029	618,000	618,626
Athene Global Funding†	5.339%		1/15/2027	437,000	434,882
Athene Global Funding†	5.583%		1/9/2029	407,000	405,978
Athene Global Funding†	5.684%		2/23/2026	363,000	362,966
Brighthouse Financial Global Funding†	6.105% (SOFR + 0.76%)	#	4/12/2024	2,027,000	2,028,435
CNO Global Funding†	1.65%		1/6/2025	1,109,000	1,068,403
Corebridge Global Funding†	5.20%		1/12/2029	244,000	241,538
Corebridge Global Funding†	5.75%		7/2/2026	161,000	161,241
Equitable Financial Life Global Funding†	1.40%		7/7/2025	801,000	757,285
Equitable Financial Life Global Funding†	5.45%		3/3/2028	411,000	408,101
F&G Global Funding†	0.90%		9/20/2024	1,345,000	1,308,120
F&G Global Funding†	5.15%		7/7/2025	1,475,000	1,447,075
Fidelity & Guaranty Life Holdings, Inc.†	5.50%		5/1/2025	1,000,000	987,680
GA Global Funding Trust†	0.80%		9/13/2024	1,081,000	1,051,906
GA Global Funding Trust†	1.95%		9/15/2028	1,488,000	1,260,340
GA Global Funding Trust†	3.85%		4/11/2025	2,033,000	1,991,448
Jackson Financial, Inc.	5.17%		6/8/2027	305,000	303,370
Jackson National Life Global Funding†	1.75%		1/12/2025	300,000	289,845
Jackson National Life Global Funding†	5.50%		1/9/2026	1,861,000	1,853,377
Jackson National Life Global Funding†	6.503% (SOFR + 1.15%)	#	6/28/2024	562,000	563,266
Metropolitan Life Global Funding I†	4.05%		8/25/2025	997,000	980,493
Mutual of Omaha Cos Global Funding†	5.45%		12/12/2028	375,000	378,810
Mutual of Omaha Cos Global Funding†	5.80%		7/27/2026	923,000	930,862
Principal Life Global Funding II†	5.00%		1/16/2027	451,000	452,152

See Notes to Schedule of Investments.	211

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Principal Life Global Funding II†	5.10%	1/25/2029	$1,072,000	$1,064,532
Protective Life Global Funding†	4.992%	1/12/2027	318,000	317,328
Protective Life Global Funding†	5.209%	4/14/2026	402,000	401,128
Protective Life Global Funding†	5.366%	1/6/2026	1,103,000	1,105,963
Total				23,396,081

Internet 0.22%
Netflix, Inc.	4.875%	4/15/2028	1,000,000	998,361

Lodging 0.24%
Hyatt Hotels Corp.	1.80%	10/1/2024	218,000	213,140
Hyatt Hotels Corp.	5.75%	1/30/2027	253,000	256,306
Las Vegas Sands Corp.	3.50%	8/18/2026	705,000	663,424
Total				1,132,870

Machinery: Construction & Mining 0.47%
Weir Group PLC (United Kingdom)†(b)	2.20%	5/13/2026	2,375,000	2,200,720

Media 0.14%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15%	11/10/2026	655,000	660,911

Mining 0.16%
Glencore Funding LLC†	4.00%	4/16/2025	776,000	762,717

Oil & Gas 4.22%
Aker BP ASA (Norway)†(b)	2.00%	7/15/2026	467,000	430,318
Continental Resources, Inc.†	2.268%	11/15/2026	3,000,000	2,754,499
Continental Resources, Inc.	3.80%	6/1/2024	1,373,000	1,365,828
Devon Energy Corp.	5.25%	10/15/2027	1,500,000	1,497,871
EQT Corp.†	3.125%	5/15/2026	729,000	690,017
EQT Corp.	3.90%	10/1/2027	594,000	562,539
EQT Corp.	6.125%	2/1/2025	969,000	971,257
HF Sinclair Corp.†	5.00%	2/1/2028	913,000	879,724
HF Sinclair Corp.†	6.375%	4/15/2027	650,000	651,311
Occidental Petroleum Corp.	5.875%	9/1/2025	1,318,000	1,321,993
Occidental Petroleum Corp.	6.375%	9/1/2028	1,500,000	1,555,216
Ovintiv, Inc.	5.375%	1/1/2026	1,300,000	1,294,267
Ovintiv, Inc.	5.65%	5/15/2025	477,000	477,235
PDC Energy, Inc.	5.75%	5/15/2026	2,153,000	2,151,318
Phillips 66 Co.	3.55%	10/1/2026	1,250,000	1,199,975
Suncor Energy, Inc. (Canada)(b)	7.875%	6/15/2026	500,000	525,064

212	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Viper Energy, Inc.†	5.375%	11/1/2027	$1,250,000	$1,214,038
Total				19,542,470

Pharmaceuticals 0.46%
Bayer U.S. Finance LLC†	6.125%	11/21/2026	2,117,000	2,132,562

Pipelines 1.76%
DCP Midstream Operating LP	5.375%	7/15/2025	581,000	580,219
Enbridge, Inc. (Canada)(b)	5.90%	11/15/2026	226,000	230,308
Enbridge, Inc. (Canada)(b)	6.00%	11/15/2028	190,000	196,906
Energy Transfer LP†	5.625%	5/1/2027	661,000	655,636
Energy Transfer LP†	6.00%	2/1/2029	546,000	547,892
Energy Transfer LP†	8.00%	4/1/2029	1,033,000	1,072,388
Kinder Morgan, Inc.	5.00%	2/1/2029	550,000	545,692
ONEOK, Inc.	5.55%	11/1/2026	205,000	206,612
ONEOK, Inc.	5.65%	11/1/2028	205,000	208,698
Plains All American Pipeline LP/PAA Finance Corp.	3.60%	11/1/2024	569,000	561,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	740,000	762,888
Western Midstream Operating LP	4.65%	7/1/2026	2,098,000	2,054,312
Williams Cos., Inc.	4.90%	3/15/2029	400,000	394,910
Williams Cos., Inc.	5.40%	3/2/2026	115,000	115,304
Total				8,133,315

REITS 1.93%
American Tower Corp.	1.60%	4/15/2026	1,093,000	1,012,635
American Tower Corp.	3.65%	3/15/2027	1,700,000	1,625,574
Crown Castle, Inc.	3.65%	9/1/2027	361,000	341,046
Crown Castle, Inc.	4.80%	9/1/2028	206,000	201,217
Crown Castle, Inc.	5.00%	1/11/2028	205,000	202,019
GLP Capital LP/GLP Financing II, Inc.	3.35%	9/1/2024	337,000	332,243
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025	350,000	347,138
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	884,000	875,175
Kite Realty Group Trust	4.00%	3/15/2025	647,000	633,272
VICI Properties LP/VICI Note Co., Inc.†	3.50%	2/15/2025	1,600,000	1,561,344
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	500,000	470,810
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	1,350,000	1,328,292
Total				8,930,765

See Notes to Schedule of Investments.	213

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Semiconductors 0.26%
Qorvo, Inc.	1.75%		12/15/2024	$1,027,000	$997,866
SK Hynix, Inc. (South Korea)†(b)	5.50%		1/16/2027	200,000	200,050
Total					1,197,916

Shipbuilding 0.25%
Huntington Ingalls Industries, Inc.	3.844%		5/1/2025	1,186,000	1,162,490

Software 0.38%
Oracle Corp.	2.30%		3/25/2028	358,000	321,011
Take-Two Interactive Software, Inc.	5.00%		3/28/2026	1,452,000	1,444,422
Total					1,765,433

Telecommunications 0.87%
AT&T, Inc.	5.539%		2/20/2026	984,000	983,876
NBN Co. Ltd. (Australia)†(b)	5.75%		10/6/2028	316,000	325,881
Sprint Capital Corp.	6.875%		11/15/2028	568,000	604,543
T-Mobile USA, Inc.	2.625%		4/15/2026	2,250,000	2,131,292
Total					4,045,592

Transportation 0.05%
Ryder System, Inc.	5.30%		3/15/2027	217,000	217,324

Trucking & Leasing 0.50%
GATX Corp.(a)	5.40%		3/15/2027	184,000	184,415
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.20%		4/1/2027	393,000	379,268
Penske Truck Leasing Co. LP/PTL Finance Corp.†	5.35%		1/12/2027	527,000	525,763
Penske Truck Leasing Co. LP/PTL Finance Corp.†	6.05%		8/1/2028	1,011,000	1,034,697
SMBC Aviation Capital Finance DAC (Ireland)†(b)	5.45%		5/3/2028	200,000	199,693
Total					2,323,836
Total Corporate Bonds (cost $301,002,200)					301,507,093

FLOATING RATE LOANS(d) 5.68%

Aerospace/Defense 0.43%
RTX Corp. Term Loan	6.605% (3 mo. USD Term SOFR + 1.375%)		11/6/2026	2,000,000	1,986,250

Automobile Manufacturers 0.24%
Allison Transmission, Inc. 2019 Term Loan B	–	(e)	3/29/2026	1,125,000	1,127,559

Diversified Financial Services 1.01%
Avolon TLB Borrower 1 (U.S.) LLC 2023 Term Loan B6	7.32% (1 mo. USD Term SOFR + 2.000%)		6/22/2028	1,000,000	1,001,105

214	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Delos Aircraft Designated Activity Co. Term Loan (Ireland)(b)	7.348% (3 mo. USD Term SOFR + 2.000%)	10/31/2027	$1,060,051	$1,064,159
Intercontinental Exchange, Inc. Delayed Draw Term Loan	6.196% (1 mo. USD Term SOFR + 0.875%)	5/24/2024	2,620,800	2,622,451
Total				4,687,715

Financial 0.43%
LPL Holdings, Inc. 2019 Term Loan B1	7.178% (1 mo. USD Term SOFR + 1.75%)	11/12/2026	2,000,000	2,001,970

Health Care Products 0.02%
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 1	6.555% (1 mo. USD Term SOFR + 1.125%)	9/30/2024	102,826	102,891

Health Care Services 0.39%
HCA, Inc. 2021 Term Loan A	6.801% (1 mo. USD Term SOFR + 1.375%)	6/30/2026	1,804,093	1,808,604

Health Services 0.21%
IQVIA, Inc. 2022 Term Loan A2	6.676% - 6.69% (1 mo. USD Term SOFR + 1.25%) (3 mo. USD Term SOFR + 1.25%)	6/16/2027	973,684	970,437

Lodging 0.65%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B3	7.171% (1 mo. USD Term SOFR + 1.75%)	6/21/2028	3,000,000	3,004,020

Media 0.38%
Charter Communications Operating LLC 2019 Term Loan B2	7.076% (1 mo. USD Term SOFR + 1.75%)	2/1/2027	1,775,000	1,770,980

Pipelines 0.09%
Targa Resources Corp. Term Loan	6.571% (1 mo. USD Term SOFR + 1.25%)	7/11/2025	391,667	392,401

Real Estate Investment Trusts 0.32%
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.426% (1 mo. USD Term SOFR + 1.00%)	1/31/2025	1,476,388	1,467,160

See Notes to Schedule of Investments.	215

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Regional 0.20%
Seminole Tribe of Florida 2022 Term Loan A	6.498% (3 mo. USD Term SOFR + 1.00%)		5/13/2027	$944,444	$932,639

Retail 0.17%
KFC Holding Co. 2021 Term Loan B	7.184% (1 mo. USD Term SOFR + 1.75%)		3/15/2028	805,857	806,171

Semiconductors 0.73%
Broadcom, Inc. 2023 Term Loan A2	6.442% (3 mo. USD Term SOFR + 1.125%)		8/15/2025	2,200,000	2,194,500
Marvell Technology Group Ltd. 2020 5 Year Term Loan A	–	(e)	12/7/2025	1,209,483	1,210,239
Total					3,404,739

Software 0.41%
Atlassian, Inc. Delayed Draw Term Loan (Australia)(b)	6.211% (1 mo. USD Term SOFR + 0.875%)		10/28/2025	987,342	984,256
Open Text Corp. Term Loan B (Canada)(b)	7.176% (1 mo. USD Term SOFR + 1.75%)		5/30/2025	892,895	894,641
Total					1,878,897
Total Floating Rate Loans (cost $26,385,854)					26,342,433

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.82%

Japan
Development Bank of Japan, Inc.† (cost $3,819,674)	1.25%		10/20/2026	4,176,000	3,805,004

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Association Series 2014-112 Class A (Cost $6,852)	3.00%	#(f)	1/16/2048	6,784	6,043

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.25%
Angel Oak Mortgage Trust Series 2020-6 Class A1†	1.261%	#(f)	5/25/2065	66,576	59,345
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	250,000	231,065
Benchmark Mortgage Trust Series 2021 B23 Class A2	1.62%		2/15/2054	220,000	202,453
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.865% (1 mo. USD Term SOFR + 1.55%)	#	7/15/2035	940,000	937,550
BX Commercial Mortgage Trust Series 2019-IMC Class A†	6.364% (1 mo. USD Term SOFR + 1.05%)	#	4/15/2034	686,000	684,234

216	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2020-VKNG Class A†	6.363% (1 mo. USD Term SOFR + 1.04%)	#	10/15/2037	$502,813	$501,634
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class AAB	2.944%		2/10/2048	1,074	1,066
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A2	3.788%		3/10/2051	3,054	3,055
Commercial Mortgage Pass-Through Certificates Series 2014-UBS3 Class A4	3.819%		6/10/2047	107,000	106,418
Credit Suisse Mortgage Capital Certificates Trust Series 2020-NQM1 Class A1†	1.208%	(c)	5/25/2065	69,238	63,078
Ellington Financial Mortgage Trust Series 2020-1 Class A1†	2.006%	#(f)	5/25/2065	12,601	12,198
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1A†	7.422% (30 day USD SOFR Average + 2.10%)	#	4/25/2043	780,318	795,652
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	6.272% (30 day USD SOFR Average + 0.95%)	#	12/25/2041	485,531	483,399
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M1A†	6.322% (30 day USD SOFR Average + 1.00%)	#	1/25/2042	627,736	626,811
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	6.675% (30 day USD SOFR Average + 1.35%)	#	2/25/2044	900,000	902,903
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01 Class 1M1†	6.322% (30 day USD SOFR Average + 1.00%)	#	12/25/2041	357,663	357,808
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.721% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	419,410	429,823
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.822% (30 day USD SOFR Average + 2.50%)	#	4/25/2043	588,633	598,742
GCAT Trust Series 2020-NQM2 Class A1†	1.555%	(c)	4/25/2065	35,372	32,398
Great Wolf Trust Series 2019-WOLF Class A†	6.667% (1 mo. USD Term SOFR + 1.35%)	#	12/15/2036	550,000	549,806

See Notes to Schedule of Investments.	217

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust Series 2019-SMP Class XCP†(g)	Zero Coupon	#(f)	8/15/2032	$10,130,600	$216
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.583% (1 mo. USD Term SOFR + 1.26%)	#	5/15/2026	270,000	251,749
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.506%		10/10/2048	225,000	213,968
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	425,000	402,277
HMH Trust Series 2017-NSS Class C†	3.787%		7/5/2031	28,000	20,913
HONO Mortgage Trust Series 2021-LULU Class A†	6.583% (1 mo. USD Term SOFR + 1.26%)	#	10/15/2036	250,000	241,661
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.635% (1 mo. USD Term SOFR + 1.32%)	#	11/15/2035	48,000	45,793
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class A†	3.884%		1/5/2034	352,799	340,183
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	11,037	10,510
Ready Capital Mortgage Financing LLC Series 2021-FL6 Class A†	6.385% (1 mo. USD Term SOFR + 1.06%)	#	7/25/2036	427,167	423,438
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.318% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	630,000	624,263
Verus Securitization Trust Series 2020-4 Class A1†	1.502%	(c)	5/25/2065	34,072	32,099
Verus Securitization Trust Series 2020-5 Class A1†	1.218%	(c)	5/25/2065	71,312	67,037
Verus Securitization Trust Series 2020-INV1 Class A1†	1.977%	#(f)	3/25/2060	3,851	3,823
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(f)	4/25/2065	25,740	23,431
Wells Fargo Commercial Mortgage Trust Series 2015-C26 Class AS	3.58%		2/15/2048	40,000	38,815
WF-RBS Commercial Mortgage Trust Series 2014-C20 Class A5	3.995%		5/15/2047	128,605	127,876
Total Non-Agency Commercial Mortgage-Backed Securities (cost $10,650,914)					10,447,490

U.S. TREASURY OBLIGATIONS 2.37%
U.S. Treasury Inflation-Indexed Notes(h)	0.25%		1/15/2025	2,285,904	2,246,263
U.S. Treasury Notes(i)	4.25%		1/31/2026	2,122,200	2,106,532
U.S. Treasury Notes	4.375%		8/15/2026	3,962,000	3,949,464

218	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes	5.00%	9/30/2025	$2,647,900	$2,656,640
Total U.S. Treasury Obligations (cost $10,929,746)				10,958,899
Total Long-Term Investments (cost $454,242,058)				454,263,043

SHORT-TERM INVESTMENTS 2.72%

COMMERCIAL PAPER 1.43%

Health Care-Services 0.71%
CommonSpirit Health	6.301%	3/5/2024	3,275,000	3,272,762

Pharmaceuticals 0.42%
Bayer Corp.†	6.373%	7/9/2024	1,000,000	979,396
Bayer Corp.†	6.385%	7/9/2024	1,000,000	979,396
Total				1,958,792

Retail 0.30%
Walgreens Boots Alliance, Inc.†	6.525%	3/18/2024	1,395,000	1,390,784
Total Commercial Paper (cost $6,620,754)				6,622,338

REPURCHASE AGREEMENTS 1.29%
Repurchase Agreement dated 2/29/2024, 5.300% due 3/1/2024 with Barclays Bank PLC collateralized by $2,115,000 of U.S. Treasury Bill at 0.250% due 3/15/2024; value: $2,113,125; proceeds: $2,071,997 (cost $2,071,692)			2,071,692	2,071,692
Repurchase Agreement dated 2/29/2024, 5.310% due 3/1/2024 with Barclays Bank PLC collateralized by $3,738,000 of U.S. Treasury Bond at 4.250% due 2/15/2054; value: $3,646,500; proceeds: $3,575,527 (cost $3,575,000)			3,575,000	3,575,000
Repurchase Agreement dated 2/29/2024, 2.800% due 3/1/2024 with Fixed Income Clearing Corp. collateralized by $324,600 of U.S. Treasury Note at 4.625% due 2/28/2026; value: $324,422; proceeds: $318,066 (cost $318,042)			318,042	318,042
Total Repurchase Agreements (cost $5,964,734)				5,964,734
Total Short-Term Investments (cost $12,585,488)				12,587,072
Total Investments in Securities 100.74% (cost $466,827,546)				466,850,115
Other Assets and Liabilities – Net(j) (0.74)%				(3,406,653)
Net Assets 100.00%				$463,443,462

See Notes to Schedule of Investments.	219

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2024, the total value of Rule 144A securities was $223,186,482, which represents 48.16% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2024.
(a)	Securities purchased on a when-issued basis.
(b)	Foreign security traded in U.S. dollars.
(c)	Step Bond – Security with a predetermined schedule of interest rate changes.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2024.
(e)	Interest Rate to be determined.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(h)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(i)	Security has been fully or partially segregated for open reverse repurchase agreements as of February 29, 2024.
(j)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

Centrally Cleared Interest Rate Swap Contracts at February 29, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs(1)	3.872%	12-Month USD SOFR Index	5/31/2028	$22,498,000	$165,352	(2)

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Depreciation
Goldman Sachs(1)	4.264%	12-Month USD SOFR Index	3/31/2026	$26,940,000	$(43,475)

SOFR	Secured Overnight Financing Rate.
(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).
(2)	Unrealized appreciation on Centrally Cleared Interest Rate Swap Contract is $253,006, which includes upfront payment of $(87,654). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

220	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 29, 2024

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at February 29, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.079%	CPI Urban Consumer NSA	7/15/2024	$920,000	$6,475
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	920,000	3,190
Goldman Sachs	2.548%	CPI Urban Consumer NSA	3/27/2025	1,800,000	7,610
Goldman Sachs	2.750%	CPI Urban Consumer NSA	3/24/2024	1,800,000	7,502
Goldman Sachs	4.145%	CPI Urban Consumer NSA	4/15/2024	1,205,569	13,386
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$38,163

Futures Contracts at February 29, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2024	726	Long	$148,655,769	$148,648,500	$(7,269)
U.S. 5-Year Treasury Note	June 2024	217	Short	(23,182,877)	(23,198,657)	(15,780)
Total Unrealized Depreciation on Futures Contracts						$(23,049)

Reverse Repurchase Agreement Payables as of February 29, 2024:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date	Fair Value(2)
Barclays Bank PLC	$2,071,692	$2,122,200 principal, U.S. Treasury Notes at 4.25% due 1/31/2026, $2,106,532 fair value	4.100%	02/29/2024	3/1/2024	$2,071,928

(1)	The positive interest rate on the reverse repurchase agreement results in interest expense to the Fund.
(2)	Total fair value of reverse repurchase agreement is presented net of interest payable of $236.

See Notes to Schedule of Investments.	221

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND February 29, 2024

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$101,196,081	$–	$101,196,081
Corporate Bonds	–	301,507,093	–	301,507,093
Floating Rate Loans	–	26,342,433	–	26,342,433
Foreign Government Obligations	–	3,805,004	–	3,805,004
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	6,043	–	6,043
Non-Agency Commercial
Mortgage-Backed Securities	–	10,447,490	–	10,447,490
U.S. Treasury Obligations	–	10,958,899	–	10,958,899
Short-Term Investments
Commercial Paper	–	6,622,338	–	6,622,338
Repurchase Agreements	–	5,964,734	–	5,964,734
Total	$–	$466,850,115	$–	$466,850,115
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$165,352	$–	$165,352
Liabilities	–	(43,475)	–	(43,475)
Centrally Cleared CPI Swap Contracts
Assets	–	38,163	–	38,163
Liabilities	–	–	–	–
Futures Contracts
Assets	–	–	–	–
Liabilities	(23,049)	–	–	(23,049)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(2,071,928)	–	(2,071,928)
Total	$(23,049)	$(1,911,888)	$–	$(1,934,937)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

222	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 99.97%

ASSET-BACKED SECURITIES 24.01%

Automobiles 8.22%
Ally Auto Receivables Trust Series 2023-1 Class A3	5.46%	5/15/2028	$40,980,000	$41,209,295
Americredit Automobile Receivables Trust Series 2022-2 Class C	5.32%	4/18/2028	20,175,000	20,161,475
Americredit Automobile Receivables Trust Series 2023-1 Class A2A	5.84%	10/19/2026	69,667,370	69,753,159
Americredit Automobile Receivables Trust Series 2023-1 Class A3	5.62%	11/18/2027	70,765,000	71,278,641
Americredit Automobile Receivables Trust Series 2023-1 Class B	5.57%	3/20/2028	27,795,000	27,962,209
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%	12/18/2028	27,200,000	27,411,888
AmeriCredit Automobile Receivables Trust Series 2023-A2 Class A2	6.19%	4/19/2027	20,614,762	20,679,497
Avis Budget Rental Car Funding AESOP LLC Series 2018-2A Class A†	4.00%	3/20/2025	3,667,333	3,664,801
Avis Budget Rental Car Funding AESOP LLC Series 2018-2A Class D†	3.04%	3/20/2025	9,833,333	9,812,680
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A Class A†	2.36%	3/20/2026	45,121,000	43,971,335
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A Class A†	2.02%	2/20/2027	22,560,000	21,234,343
Capital One Prime Auto Receivables Trust Series 2022-2 Class A3	3.66%	5/17/2027	127,880,000	125,373,846
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3	4.87%	2/15/2028	70,260,000	69,859,623
CarMax Auto Owner Trust Series 2020-2 Class A4	2.05%	5/15/2025	3,906,349	3,898,808
CarMax Auto Owner Trust Series 2023-1 Class A3	4.75%	10/15/2027	60,370,000	59,972,675
CarMax Auto Owner Trust Series 2023-3 Class A2A	5.72%	11/16/2026	63,000,000	63,090,947
CarMax Auto Owner Trust Series 2023-3 Class A3	5.28%	5/15/2028	52,270,000	52,436,323
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%	1/10/2028	8,115,076	7,766,358
Carvana Auto Receivables Trust Series 2022-P1 Class A3	3.35%	2/10/2027	152,040,735	149,480,384
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%	2/10/2028	50,912,000	50,241,270
Carvana Auto Receivables Trust Series 2022-P3 Class A3	4.61%	11/10/2027	41,409,000	40,992,690

See Notes to Schedule of Investments.	223

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Citizens Auto Receivables Trust Series 2023-2 Class A2A†	6.09%	10/15/2026	$51,585,000	$51,735,494
CPS Auto Receivables Trust Series 2019-B Class E†	5.00%	3/17/2025	914,025	913,644
CPS Auto Receivables Trust Series 2020-A Class E†	4.09%	12/15/2025	7,235,825	7,214,412
Credit Acceptance Auto Loan Trust Series 2021-3A Class A†	1.00%	5/15/2030	14,450,692	14,321,193
Drive Auto Receivables Trust Series 2021-1 Class C	1.02%	6/15/2027	3,116,965	3,106,560
Enterprise Fleet Financing LLC Series 2022-3 Class A2†	4.38%	7/20/2029	28,521,089	28,219,972
Enterprise Fleet Financing LLC Series 2023-1 Class A2†	5.51%	1/22/2029	45,454,127	45,477,863
Exeter Automobile Receivables Trust Series 2021-2A Class C	0.98%	6/15/2026	7,616,714	7,540,583
Exeter Automobile Receivables Trust Series 2021-2A Class D	1.40%	4/15/2027	9,635,000	9,164,749
Exeter Automobile Receivables Trust Series 2021-3A Class E†	3.04%	12/15/2028	40,830,000	37,879,837
Exeter Automobile Receivables Trust Series 2022-3A Class B	4.86%	12/15/2026	49,623,361	49,481,011
First Investors Auto Owners Trust Series 2022-2A Class A†	6.26%	7/15/2027	60,791,466	60,935,457
Ford Credit Auto Lease Trust Series 2024-A Class A3	5.06%	5/15/2027	54,845,000	54,739,314
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	96,258,000	94,421,186
Ford Credit Auto Owner Trust Series 2020-C Class A3	0.41%	7/15/2025	7,704,859	7,657,717
Ford Credit Auto Owner Trust Series 2022-1 Class A†	3.88%	11/15/2034	115,555,000	111,824,053
Ford Credit Auto Owner Trust Series REV1 2021-1 Class A†	1.37%	10/17/2033	36,875,000	34,092,778
GLS Auto Receivables Issuer Trust Series 2022-3A Class A2†	4.59%	5/15/2026	7,563,852	7,546,346
GLS Auto Receivables Issuer Trust Series 2023-3A Class A2†	6.04%	3/15/2027	54,956,122	55,067,079
GM Financial Automobile Leasing Trust Series 2022-2 Class A3	3.42%	6/20/2025	55,761,070	55,523,918

224	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
GM Financial Automobile Leasing Trust Series 2022-3 Class A3	4.01%	9/22/2025	$98,565,064	$98,111,803
GM Financial Automobile Leasing Trust Series 2023-1 Class A3	5.16%	4/20/2026	39,089,000	39,024,613
GM Financial Automobile Leasing Trust Series 2023-2 Class A3	5.05%	7/20/2026	30,855,000	30,772,932
GM Financial Automobile Leasing Trust Series 2023-3 Class A3	5.38%	11/20/2026	42,850,000	42,963,064
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3	4.85%	12/18/2028	26,625,000	26,553,025
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	120,499,000	109,447,784
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	91,200,000	88,790,651
Hertz Vehicle Financing LLC Series 2021-1A Class D†	3.98%	12/26/2025	25,000,000	24,429,567
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	67,245,000	67,508,251
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3†	5.02%	3/15/2027	49,035,000	48,840,233
LAD Auto Receivables Trust Series 2023-1A Class A2†	5.68%	10/15/2026	24,056,856	24,047,919
NextGear Floorplan Master Owner Trust Series 2023-1A Class A2†	5.74%	3/15/2028	92,980,000	93,887,020
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%	3/15/2028	16,903,000	17,166,863
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	91,395,468	88,026,924
Prestige Auto Receivables Trust Series 2022-1A Class A2†	5.90%	7/15/2025	5,536,155	5,537,646
Prestige Auto Receivables Trust Series 2022-1A Class A3†	6.09%	5/15/2026	22,620,000	22,625,639
Santander Drive Auto Receivables Trust Series 2022-6 Class B	4.72%	6/15/2027	7,500,000	7,436,138
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	5,600,000	5,534,416
Santander Drive Auto Receivables Trust Series 2023-3 Class A2	6.08%	8/17/2026	54,255,869	54,339,776
Santander Drive Auto Receivables Trust Series 2023-3 Class A3	5.61%	10/15/2027	41,800,000	41,917,767
Santander Drive Auto Receivables Trust Series 2024-1 Class A2	5.71%	2/16/2027	78,015,000	78,054,819

See Notes to Schedule of Investments.	225

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
SBNA Auto Lease Trust Series 2023-A Class A3†	6.51%		4/20/2027	$106,755,000	$108,616,871
SBNA Auto Lease Trust Series 2024-A Class A3†	5.39%		11/20/2026	63,090,000	63,134,958
Tesla Auto Lease Trust Series 2023-A Class A2†	5.86%		8/20/2025	76,594,385	76,741,508
Tesla Auto Lease Trust Series 2023-A Class A3†	5.89%		6/22/2026	65,485,000	65,885,971
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A†	1.35%		5/25/2033	29,655,000	28,235,560
Tricolor Auto Securitization Trust Series 2023-1A Class A†	6.48%		8/17/2026	11,201,019	11,203,601
Westlake Automobile Receivables Trust Series 2021-2A Class C†	0.89%		7/15/2026	41,661,587	41,065,997
Westlake Automobile Receivables Trust Series 2022-2A Class A2A†	5.87%		7/15/2026	84,485,242	84,541,560
Westlake Automobile Receivables Trust Series 2022-2A Class B†	6.14%		3/15/2028	35,330,000	35,564,506
Westlake Automobile Receivables Trust Series 2022-2A Class C†	4.85%		9/15/2027	23,985,000	23,737,316
Westlake Automobile Receivables Trust Series 2023-1A Class A2A†	5.51%		6/15/2026	45,092,084	45,075,053
Westlake Automobile Receivables Trust Series 2023-3A Class A2A†	5.96%		10/15/2026	140,590,000	140,729,325
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%		2/15/2028	63,875,000	64,107,313
Total					3,520,771,802

Credit Card 1.39%
BA Credit Card Trust Series 2023-A2 Class A2	4.98%		11/15/2028	37,895,000	38,029,811
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A	3.49%		5/15/2027	95,035,000	93,123,799
Citibank Credit Card Issuance Trust Series 2017-A6 Class A6	6.205% (1 mo. USD Term SOFR + 0.88%)	#	5/14/2029	26,080,000	26,349,813
Discover Card Execution Note Trust Series 2022-A3 Class A3	3.56%		7/15/2027	102,606,000	100,420,861
Discover Card Execution Note Trust Series 2022-A4 Class A	5.03%		10/15/2027	63,165,000	63,128,731
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93%		6/15/2028	139,970,000	140,005,048
Newday Funding Master Issuer PLC Series 2021-1A Class A2†	6.419% (SOFR + 1.10%)	#	3/15/2029	19,600,000	19,603,924
Perimeter Master Note Business Trust Series 2021-1A Class A†	3.19%		12/15/2026	46,000,000	43,039,100
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	70,348,000	70,975,209
Total					594,676,296

226	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other 13.69%
ACAM Ltd. Series 2019-FL1 Class A†	6.836% (1 mo. USD Term SOFR + 1.51%)	#	11/17/2034	$2,422,493	$2,420,318
ACAM Ltd. Series 2019-FL1 Class AS†	7.186% (1 mo. USD Term SOFR + 1.86%)	#	11/17/2034	25,000,000	24,811,560
ACREC Ltd. Series 2021-FL1 Class A†	6.586% (1 mo. USD Term SOFR + 1.26%)	#	10/16/2036	50,806,916	50,301,886
Affirm Asset Securitization Trust Series 2022-A Class 1A†	4.30%		5/17/2027	30,000,000	29,776,422
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	2,875,211	2,835,935
Affirm Asset Securitization Trust Series 2023-B Class 1A†	6.82%		9/15/2028	69,455,000	70,498,527
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	70,370,000	71,427,274
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	32,865,000	32,827,600
AIMCO CLO Series 2018-BA Class AR†	6.676% (3 mo. USD Term SOFR + 1.36%)	#	1/15/2032	69,000,000	68,937,899
AMMC CLO 23 Ltd. Series 2020-23A Class A1R†	6.618% (3 mo. USD Term SOFR + 1.30%)	#	10/17/2031	116,150,000	116,414,773
Anchorage Capital CLO 3-R Ltd. Series 2014-3RA Class A†	6.631% (3 mo. USD Term SOFR + 1.31%)	#	1/28/2031	21,866,858	21,847,178
Anchorage Capital CLO 4-R Ltd. Series 2014-4RA Class A†	6.631% (3 mo. USD Term SOFR + 1.31%)	#	1/28/2031	27,223,810	27,296,133
Apidos CLO XXII Ltd. Series 2015-22A Class A1R†	6.639% (3 mo. USD Term SOFR + 1.32%)	#	4/20/2031	71,603,538	71,660,821
Apidos CLO XXXI Ltd. Series 2019-31A Class A1R†	6.676% (3 mo. USD Term SOFR + 1.36%)	#	4/15/2031	86,400,000	86,495,040
Aqua Finance Trust Series 2019-A Class A†	3.14%		7/16/2040	8,253,391	7,755,819
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	55,013,846	49,067,410
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.532% (1 mo. USD Term SOFR + 1.21%)	#	5/15/2036	21,934,268	21,875,868
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	6.502% (1 mo. USD Term SOFR + 1.18%)	#	8/15/2034	52,110,000	51,720,478
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.782% (1 mo. USD Term SOFR + 1.46%)	#	11/15/2036	80,447,500	80,208,732

See Notes to Schedule of Investments.	227

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.775% (30 day USD SOFR Average + 1.45%)	#	1/15/2037	$68,450,000	$68,223,294
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL2 Class A†	7.168% (1 mo. USD Term SOFR + 1.85%)	#	5/15/2037	50,730,000	50,888,531
ARES L CLO Ltd. Series 2018-50A Class AR†	6.626% (3 mo. USD Term SOFR + 1.31%)	#	1/15/2032	117,390,000	117,554,347
Bain Capital Credit CLO Ltd. Series 2017-1A Class A1R†	6.549% (3 mo. USD Term SOFR + 1.23%)	#	7/20/2030	67,506,239	67,627,751
Bain Capital Credit CLO Ltd. Series 2020-5A Class A1†	6.799% (3 mo. USD Term SOFR + 1.48%)	#	1/20/2032	72,770,000	72,813,662
Ballyrock CLO Ltd. Series 2019-1A Class A1R†	6.606% (3 mo. USD Term SOFR + 1.29%)	#	7/15/2032	138,960,000	139,043,376
Ballyrock CLO Ltd. Series 2019-2A Class A1RR†	6.719% (3 mo. USD Term SOFR + 1.40%)	#	2/20/2036	9,000,000	9,006,936
Barings CLO Ltd. Series 2019-3A Class A1R†	6.649% (3 mo. USD Term SOFR + 1.33%)	#	4/20/2031	7,210,000	7,219,013
Barings Loan Partners CLO Ltd. Series LP-3A Class AR†	6.838% (3 mo. USD Term SOFR + 1.52%)	#	7/20/2033	65,450,000	65,489,271
BDS Ltd. Series 2021-FL7 Class A†	6.504% (1 mo. USD Term SOFR + 1.18%)	#	6/16/2036	29,008,396	28,936,835
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class AR4†(a)	5.48% (3 mo. USD Term SOFR + 1.35%)	#	4/20/2034	74,180,000	74,235,635
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class ARRR†	6.759% (3 mo. USD Term SOFR + 1.44%)	#	1/20/2032	77,740,000	77,631,164
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA Class A1A†	6.669% (3 mo. USD Term SOFR + 1.35%)	#	4/20/2031	38,048,323	38,169,749
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.559% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2029	57,478,977	57,553,701
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.752% (1 mo. USD Term SOFR + 1.43%)	#	12/15/2038	48,403,586	48,236,748

228	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	6.559% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2031	$69,386,808	$69,428,440
Carlyle U.S. CLO Ltd. Series 2017-2A Class A1R†	6.629% (3 mo. USD Term SOFR + 1.31%)	#	7/20/2031	54,967,147	55,011,121
Carlyle U.S. CLO Ltd. Series 2017-3A Class A1AR†	6.479% (3 mo. USD Term SOFR + 1.16%)	#	7/20/2029	18,658,498	18,664,095
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	6.659% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2031	107,000,000	107,117,700
Cedar Funding X CLO Ltd. Series 2019-10A Class AR†	6.679% (3 mo. USD Term SOFR + 1.36%)	#	10/20/2032	10,610,000	10,615,305
Cedar Funding XIV CLO Ltd. Series 2021-14A Class A†	6.676% (3 mo. USD Term SOFR + 1.36%)	#	7/15/2033	96,630,000	96,707,304
CIFC Funding Ltd. Series 2013-2A Class A1L2†	6.56% (3 mo. USD Term SOFR + 1.26%)	#	10/18/2030	33,056,543	33,112,740
CIFC Funding Ltd. Series 2021-4A Class A†	6.626% (3 mo. USD Term SOFR + 1.31%)	#	7/15/2033	46,100,000	46,136,880
CNH Equipment Trust Series 2022-B Class A2	3.94%		12/15/2025	14,076,599	14,042,683
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	16,150,000	16,171,867
Dryden 113 CLO Ltd. Series 2022-113A Class A1R†	7.046% (3 mo. USD Term SOFR + 1.63%)	#	10/20/2035	42,490,000	42,536,738
Dryden 55 CLO Ltd. Series 2018-55A Class A1†	6.596% (3 mo. USD Term SOFR + 1.28%)	#	4/15/2031	18,887,106	18,894,661
Dryden CLO Ltd. Series 2019-72A Class AR†	6.649% (3 mo. USD Term SOFR + 1.34%)	#	5/15/2032	61,070,000	61,146,337
Dryden Senior Loan Fund Series 2017-47A Class A1R†	6.556% (3 mo. USD Term SOFR + 1.24%)	#	4/15/2028	42,697,785	42,826,219
Elmwood CLO Ltd. Series 2022-5A Class AR†	6.967% (3 mo. USD Term SOFR + 1.65%)	#	7/17/2033	68,650,000	68,725,515

See Notes to Schedule of Investments.	229

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Elmwood CLO VII Ltd. Series 2020-4A Class AR†	6.947% (3 mo. USD Term SOFR + 1.63%)	#	1/17/2034		$67,120,000	$67,216,211
Elmwood CLO X Ltd. Series 2021-3A Class A†	6.619% (3 mo. USD Term SOFR + 1.30%)	#	10/20/2034		24,360,000	24,396,540
Fairstone Financial Issuance Trust Series I 2020-1A Class A†	2.509%		10/20/2039	CAD	25,796,482	18,402,773
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.53% (3 mo. USD Term SOFR + 1.21%)	#	7/24/2030		$44,505,349	44,505,692
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	6.452% (1 mo. USD Term SOFR + 1.13%)	#	7/15/2039		67,520,000	66,844,800
Greywolf CLO VII Ltd. Series 2018-2A Class A1†	6.758% (3 mo. USD Term SOFR + 1.44%)	#	10/20/2031		37,250,000	37,395,271
Halcyon Loan Advisors Funding Ltd. Series 2017-2A Class A2†	7.278% (3 mo. USD Term SOFR + 1.96%)	#	1/17/2030		23,027,000	23,115,116
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	6.436% (1 mo. USD Term SOFR + 1.11%)	#	9/17/2036		14,538,248	14,420,993
HPEFS Equipment Trust Series 2023-1A Class A2†	5.43%		8/20/2025		71,531,287	71,467,123
KKR CLO 24 Ltd. Series 24 Class A1R†	6.659% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2032		130,540,000	130,742,338
KKR CLO 30 Ltd. Series 30A Class A1R†	6.598% (3 mo. USD Term SOFR + 1.28%)	#	10/17/2031		18,250,000	18,260,949
KREF Ltd. Series 2021-FL2 Class A†	6.506% (1 mo. USD Term SOFR + 1.18%)	#	2/15/2039		67,130,000	65,796,683
LCM XXII Ltd. Series 22A Class A1R†	6.739% (3 mo. USD Term SOFR + 1.42%)	#	10/20/2028		3,843,938	3,856,087
Lendmark Funding Trust Series 2021-1A Class A†	5.12%		7/20/2032		82,215,000	81,352,532
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032		137,050,000	122,947,363
Lendmark Funding Trust Series 2023-1A Class A†	5.59%		5/20/2033		36,380,000	36,219,673
Lendmark Funding Trust Series 2024-1A Class A†	5.53%		6/21/2032		29,550,000	29,547,057

230	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.874% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	$49,636,917	$49,202,594
Madison Park Funding XI Ltd. Series 2013-11A Class AR2†	6.477% (3 mo. USD Term SOFR + 1.16%)	#	7/23/2029	12,644,184	12,660,622
Madison Park Funding XIV Ltd. Series 2014-14A Class BR3†	7.117% (3 mo. USD Term SOFR + 1.80%)	#	10/22/2030	47,090,000	47,089,929
Madison Park Funding XVII Ltd. Series 2015-17A Class AR2†	6.579% (3 mo. USD Term SOFR + 1.26%)	#	7/21/2030	44,052,051	44,091,698
Madison Park Funding XXV Ltd. Series 2017-25A Class A1R†	6.556% (3 mo. USD Term SOFR + 1.23%)	#	4/25/2029	49,155,658	49,081,917
Magnetite XXII Ltd. Series 2019-22A Class AR†	6.636% (3 mo. USD Term SOFR + 1.32%)	#	4/15/2031	47,750,000	47,792,975
Magnetite Xxix Ltd. Series 2021-29A Class A†	6.566% (3 mo. USD Term SOFR + 1.25%)	#	1/15/2034	79,670,000	79,693,900
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	64,135,000	58,054,354
MF1 LLC Series 2022-FL9 Class A†	7.466% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	44,630,000	44,671,060
MF1 Ltd. Series 2021-FL6 Class AS†	6.886% (1 mo. USD Term SOFR + 1.56%)	#	7/16/2036	19,790,000	19,517,887
MF1 Ltd. Series 2021-FL7 Class A†	6.514% (1 mo. USD Term SOFR + 1.19%)	#	10/16/2036	43,906,447	43,590,847
Mountain View CLO LLC Series 2017-1A Class AR†	6.666% (3 mo. USD Term SOFR + 1.35%)	#	10/16/2029	13,428,792	13,435,507
Mountain View CLO LLC Series 2017-1A Class BR†	7.326% (3 mo. USD Term SOFR + 2.01%)	#	10/16/2029	36,501,623	36,632,626
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	6.681% (3 mo. USD Term SOFR + 1.36%)	#	12/21/2029	46,525,199	46,625,937
Newark BSL CLO 2 Ltd. Series 2017-1A Class A1R†	6.556% (3 mo. USD Term SOFR + 1.23%)	#	7/25/2030	40,671,957	40,651,621
OCP CLO Ltd. Series 2016-11A Class A1R2†(a)	0.30% (3 mo. USD Term SOFR + 1.42%)	#	4/26/2036	69,640,000	69,640,000

See Notes to Schedule of Investments.	231

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
OCP CLO Ltd. Series 2019-17A Class A1R†	6.619% (3 mo. USD Term SOFR + 1.30%)	#	7/20/2032	$122,730,000	$122,631,816
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R†	6.579% (3 mo. USD Term SOFR + 1.26%)	#	3/17/2030	28,032,336	28,054,762
Octagon Investment Partners 32 Ltd. Series 2017-1A Class A1R†	6.526% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	87,610,631	87,745,524
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.526% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	19,624,509	19,682,119
Octagon Investment Partners XXI Ltd. Series 2014-1A Class AAR3†	6.568% (3 mo. USD Term SOFR + 1.26%)	#	2/14/2031	73,440,000	73,491,407
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	2,221,832	2,210,247
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	75,865,000	71,266,064
OneMain Financial Issuance Trust Series 2020-2A Class A†	1.75%		9/14/2035	20,954,000	19,443,688
OneMain Financial Issuance Trust Series 2020-2A Class C†	2.76%		9/14/2035	14,375,000	12,770,166
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	18,050,000	16,229,389
OneMain Financial Issuance Trust Series 2021-3A Class A†	5.94%		5/15/2034	105,705,000	106,004,737
Orange Lake Timeshare Trust Series 2019-A Class A†	3.06%		4/9/2038	3,387,396	3,293,909
OZLM XVII Ltd. Series 2017-17A Class A1†	6.829% (3 mo. USD Term SOFR + 1.51%)	#	7/20/2030	7,751,453	7,776,092
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	29,970,701	29,589,021
Perimeter Master Note Business Trust	2.13%		5/15/2027	90,000,000	86,849,028
PFS Financing Corp. Series 2023-A Class A†	5.80%		3/15/2028	90,750,000	91,831,050
Planet Fitness Master Issuer LLC Series 2018-1A Class A2II†	4.666%		9/5/2048	17,963,653	17,579,532
Prima Capital CRE Securitization Ltd. Series 2013-3A Class C†	5.00%		10/24/2035	35,011,000	34,332,837	(b)
Rad CLO 2 Ltd. Series 2018-2A Class AR†	6.656% (3 mo. USD Term SOFR + 1.34%)	#	10/15/2031	92,588,438	92,869,787
Rad CLO 7 Ltd. Series 2020-7A Class A1R†(a)	5.55% (3 mo. USD Term SOFR + 1.35%)	#	4/17/2036	77,000,000	77,000,000

232	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Romark CLO Ltd. Series 2017-1A Class A1R†	6.607% (3 mo. USD Term SOFR + 1.29%)	#	10/23/2030	$41,652,752	$41,636,091
RR Ltd. Series 2022-24A Class A1AR†	7.077% (3 mo. USD Term SOFR + 1.73%)	#	1/15/2036	111,610,000	112,293,456
SCF Equipment Leasing LLC Series 2021-1A Class A3†	0.83%		8/21/2028	23,809,995	23,539,970
SCF Equipment Leasing LLC Series 2021-1A Class B†	1.37%		8/20/2029	14,900,000	14,319,475
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	82,035,008	80,588,099
SCF Equipment Leasing LLC Series 2022-1A Class B†	3.22%		10/21/2030	45,560,000	43,555,888
TCI-Flatiron CLO Ltd. Series 2017-1A Class AR†	6.541% (3 mo. USD Term SOFR + 1.22%)	#	11/18/2030	35,666,507	35,757,734
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	6.641% (3 mo. USD Term SOFR + 1.32%)	#	1/29/2032	32,300,000	32,402,405
Upstart Securitization Trust Series 2021-5 Class A†	1.31%		11/20/2031	2,453,314	2,444,685
Valley Stream Park CLO Ltd. Series 2022-1A Class AR†	6.948% (3 mo. USD Term SOFR + 1.63%)	#	10/20/2034	112,700,000	113,330,696
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	6.636% (3 mo. USD Term SOFR + 1.32%)	#	7/15/2031	66,808,328	67,026,842
Verde CLO Ltd. Series 2019-1A Class AR†	6.676% (3 mo. USD Term SOFR + 1.36%)	#	4/15/2032	19,355,000	19,372,419
Verizon Master Trust Series 2022-7 Class A1A	5.23%		11/22/2027	91,200,000	91,063,154
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	77,880,000	77,943,737
Wind River CLO Ltd. Series 2013-1A Class A1RR†	6.559% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2030	40,995,418	41,085,740
Total					5,867,879,532

Rec Vehicle Loan 0.21%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	4,358,169	4,302,174
Octane Receivables Trust Series 2022-1A Class A2†	4.18%		3/20/2028	33,328,858	33,021,319
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	27,593,908	27,466,957
Octane Receivables Trust Series 2023-1A Class A†	5.87%		5/21/2029	25,615,322	25,627,000
Total					90,417,450

See Notes to Schedule of Investments.	233

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Student Loan 0.50%
Navient Private Education Refi Loan Trust Series 2020-FA Class A†	1.22%		7/15/2069	$33,910,566	$30,649,790
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	89,585,209	77,917,462
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	84,184,017	73,913,811
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	33,741,598	30,575,627
Towd Point Asset Trust Series 2018-SL1 Class A†	6.035% (1 mo. USD Term SOFR + 0.71%)	#	1/25/2046	1,577,909	1,577,048
Total					214,633,738
Total Asset-Backed Securities (cost $10,398,591,130)					10,288,378,818

CORPORATE BONDS 59.73%

Aerospace/Defense 0.51%
Boeing Co.	2.196%		2/4/2026	51,928,000	48,741,495
Boeing Co.	4.875%		5/1/2025	37,083,000	36,749,782
F-Brasile SpA/F-Brasile U.S. LLC (Italy)†(c)	7.375%		8/15/2026	23,967,000	23,817,925
HEICO Corp.	5.25%		8/1/2028	22,984,000	23,181,127
L3Harris Technologies, Inc.	5.40%		1/15/2027	38,645,000	38,904,500
RTX Corp.	5.75%		11/8/2026	21,133,000	21,442,294
RTX Corp.	5.75%		1/15/2029	23,893,000	24,618,844
Total					217,455,967

Agriculture 1.54%
BAT Capital Corp.	2.259%		3/25/2028	20,595,000	18,236,721
BAT Capital Corp.	2.789%		9/6/2024	27,255,000	26,840,480
BAT Capital Corp.	3.222%		8/15/2024	73,685,000	72,826,231
BAT Capital Corp.	3.557%		8/15/2027	5,439,000	5,144,208
BAT International Finance PLC (United Kingdom)(c)	5.931%		2/2/2029	41,587,000	42,496,569
Imperial Brands Finance PLC (United Kingdom)†(c)	3.125%		7/26/2024	129,516,000	128,144,209
Imperial Brands Finance PLC (United Kingdom)†(c)	3.50%		7/26/2026	8,800,000	8,374,037
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%		7/27/2027	130,231,000	132,621,148
Philip Morris International, Inc.	4.75%		2/12/2027	18,225,000	18,003,310
Philip Morris International, Inc.	4.875%		2/13/2029	46,469,000	45,699,303
Philip Morris International, Inc.	5.125%		11/17/2027	40,289,000	40,374,255
Reynolds American, Inc.	4.45%		6/12/2025	40,073,000	39,469,366
Viterra Finance BV (Netherlands)†(c)	2.00%		4/21/2026	47,780,000	44,244,944
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	36,422,000	35,669,211
Total					658,143,992

234	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Airlines 0.12%
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%	4/15/2029	$50,902,338	$51,445,853

Apparel 0.25%
PVH Corp.	4.625%	7/10/2025	19,872,000	19,595,760
Tapestry, Inc.	7.00%	11/27/2026	75,134,000	77,203,847
Tapestry, Inc.	7.35%	11/27/2028	11,557,000	12,097,483
Total				108,897,090

Auto Manufacturers 3.17%
Daimler Truck Finance North America LLC†	3.65%	4/7/2027	4,239,000	4,068,241
Daimler Truck Finance North America LLC†	5.00%	1/15/2027	15,871,000	15,815,754
Ford Motor Credit Co. LLC	2.30%	2/10/2025	45,441,000	43,965,512
Ford Motor Credit Co. LLC	3.375%	11/13/2025	90,599,000	86,960,225
Ford Motor Credit Co. LLC	3.664%	9/8/2024	8,046,000	7,948,813
Ford Motor Credit Co. LLC	4.063%	11/1/2024	18,729,000	18,474,035
Ford Motor Credit Co. LLC	4.389%	1/8/2026	10,224,000	9,945,699
Ford Motor Credit Co. LLC	4.687%	6/9/2025	10,043,000	9,904,274
Ford Motor Credit Co. LLC	5.125%	6/16/2025	25,607,000	25,354,783
Ford Motor Credit Co. LLC	5.584%	3/18/2024	172,983,000	172,964,169
General Motors Co.	6.125%	10/1/2025	43,531,000	43,898,183
General Motors Financial Co., Inc.	2.75%	6/20/2025	74,459,000	71,874,274
General Motors Financial Co., Inc.	2.90%	2/26/2025	30,070,000	29,257,171
General Motors Financial Co., Inc.	3.95%	4/13/2024	35,702,000	35,612,698
General Motors Financial Co., Inc.	4.35%	1/17/2027	19,511,000	18,996,400
General Motors Financial Co., Inc.	5.40%	4/6/2026	29,734,000	29,755,574
General Motors Financial Co., Inc.	5.40%	5/8/2027	35,422,000	35,449,480
Hyundai Capital America†	0.875%	6/14/2024	84,025,000	82,854,411
Hyundai Capital America†	1.00%	9/17/2024	24,328,000	23,700,960
Hyundai Capital America†	1.30%	1/8/2026	39,188,000	36,339,553
Hyundai Capital America†	1.50%	6/15/2026	47,772,000	43,734,526
Hyundai Capital America†	1.80%	10/15/2025	10,345,000	9,755,438
Hyundai Capital America†	5.25%	1/8/2027	40,238,000	40,108,218
Hyundai Capital America†	5.30%	1/8/2029	23,600,000	23,555,798
Hyundai Capital America†	5.50%	3/30/2026	46,107,000	46,153,462
Hyundai Capital America†	5.65%	6/26/2026	46,778,000	46,935,627
Hyundai Capital America†	5.875%	4/7/2025	13,781,000	13,823,933
Hyundai Capital America†	5.95%	9/21/2026	48,250,000	48,808,645
Hyundai Capital America†	6.10%	9/21/2028	47,527,000	48,974,470
Hyundai Capital America†	6.25%	11/3/2025	20,000,000	20,235,932

See Notes to Schedule of Investments.	235

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Auto Manufacturers (continued)
Volkswagen Group of America Finance LLC†	4.35%		6/8/2027	$11,100,000	$10,828,581
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	63,166,000	63,771,860
Volkswagen Group of America Finance LLC†	5.80%		9/12/2025	79,849,000	80,214,578
Volkswagen Group of America Finance LLC†	6.00%		11/16/2026	58,388,000	59,511,982
Total					1,359,553,259

Auto Parts & Equipment 0.07%
Goodyear Tire & Rubber Co.	9.50%		5/31/2025	28,083,000	28,390,088

Banks 22.86%
ABN AMRO Bank NV (Netherlands)†(c)	4.75%		7/28/2025	91,639,000	90,039,808
ABN AMRO Bank NV (Netherlands)†(c)	4.80%		4/18/2026	48,000,000	46,885,910
ABN AMRO Bank NV (Netherlands)†(c)	6.339% (1 yr. CMT + 1.65%)	#	9/18/2027	30,400,000	30,924,333
AIB Group PLC (Ireland)†(c)	4.263% (3 mo. USD LIBOR + 1.87%)	#	4/10/2025	122,186,000	121,895,811
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%)	#	9/13/2029	57,264,000	59,451,688
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	4.40%		5/19/2026	25,108,000	24,392,176
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	4.50%		3/19/2024	12,844,000	12,836,645
Bank of America Corp.	0.981% (SOFR + 0.91%)	#	9/25/2025	19,293,000	18,786,375
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	131,403,000	122,477,764
Bank of America Corp.	1.319% (SOFR + 1.15%)	#	6/19/2026	81,286,000	76,966,329
Bank of America Corp.	1.53% (SOFR + 0.65%)	#	12/6/2025	40,584,000	39,302,489
Bank of America Corp.	1.734% (SOFR + 0.96%)	#	7/22/2027	30,964,000	28,400,794
Bank of America Corp.	2.456% (3 mo. USD Term SOFR + 1.13%)	#	10/22/2025	54,308,000	53,174,972
Bank of America Corp.	3.093% (3 mo. USD Term SOFR + 1.35%)	#	10/1/2025	51,089,000	50,330,736
Bank of America Corp.	3.366% (3 mo. USD Term SOFR + 1.07%)	#	1/23/2026	100,819,000	98,909,604
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	166,560,000	162,604,238
Bank of America Corp.	3.841% (SOFR + 1.11%)	#	4/25/2025	71,671,000	71,453,962
Bank of America Corp.	3.95%		4/21/2025	97,385,000	95,799,267
Bank of America Corp.	4.00%		1/22/2025	17,806,000	17,551,212

236	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Bank of America Corp.	4.948% (SOFR + 2.04%)	#	7/22/2028	$77,426,000	$76,677,020
Bank of Ireland Group PLC (Ireland)†(c)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	76,779,000	69,933,346
Bank of Ireland Group PLC (Ireland)†(c)	6.253% (1 yr. CMT + 2.65%)	#	9/16/2026	31,316,000	31,516,826
Bank of Montreal (Canada)(c)	3.70%		6/7/2025	23,334,000	22,868,982
Bank of Montreal (Canada)(c)	5.266%		12/11/2026	71,598,000	71,801,128
Bank of Montreal (Canada)(c)	5.30%		6/5/2026	15,697,000	15,741,326
Bank of New York Mellon Corp.	4.414% (SOFR + 1.35%)	#	7/24/2026	11,501,000	11,346,022
Bank of New York Mellon Corp.	4.543% (SOFR + 1.17%)	#	2/1/2029	12,852,000	12,632,958
Bank of Nova Scotia (Canada)(c)	4.75%		2/2/2026	7,769,000	7,710,443
Bank of Nova Scotia (Canada)(c)	5.35%		12/7/2026	60,991,000	61,232,986
Bank of Nova Scotia (Canada)(c)	5.45%		6/12/2025	34,297,000	34,322,142
BankUnited, Inc.	4.875%		11/17/2025	66,202,000	64,384,388
Barclays PLC (United Kingdom)(c)	2.852% (SOFR + 2.71%)	#	5/7/2026	71,023,000	68,688,110
Barclays PLC (United Kingdom)(c)	3.932% (3 mo. USD LIBOR + 1.61%)	#	5/7/2025	11,594,000	11,549,463
Barclays PLC (United Kingdom)(c)	4.836%		5/9/2028	10,192,000	9,824,828
Barclays PLC (United Kingdom)(c)	5.20%		5/12/2026	93,499,000	92,467,817
Barclays PLC (United Kingdom)(c)	5.829% (SOFR + 2.21%)	#	5/9/2027	77,116,000	77,325,629
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%)	#	9/13/2027	69,331,000	70,564,989
Barclays PLC (United Kingdom)(c)	7.325% (1 yr. CMT + 3.05%)	#	11/2/2026	33,243,000	34,078,235
Barclays PLC (United Kingdom)(c)	7.385% (1 yr. CMT + 3.30%)	#	11/2/2028	30,351,000	32,094,288
BBVA Bancomer SA†	4.375%		4/10/2024	20,011,000	19,975,296
BNP Paribas SA (France)†(c)	1.323% (SOFR + 1.00%)	#	1/13/2027	17,024,000	15,752,415
BNP Paribas SA (France)†(c)	1.904% (SOFR + 1.61%)	#	9/30/2028	36,783,389	32,566,982
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%)	#	6/9/2026	17,065,000	16,341,690
BNP Paribas SA (France)†(c)	2.591% (SOFR + 1.23%)	#	1/20/2028	168,306,000	155,321,165
BNP Paribas SA (France)†(c)	2.819% (3 mo. USD Term SOFR + 1.37%)	#	11/19/2025	69,838,000	68,348,611

See Notes to Schedule of Investments.	237

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
BNP Paribas SA (France)†(c)	4.375%		5/12/2026	$11,186,000	$10,859,975
BNP Paribas SA (France)†(c)	5.125% (1 yr. CMT + 1.45%)	#	1/13/2029	38,699,000	38,445,733
BNP Paribas SA (France)†(c)	5.497% (SOFR + 1.59%)	#	5/20/2030	44,904,000	44,720,038
BPCE SA (France)†(c)	2.375%		1/14/2025	14,304,000	13,892,833
BPCE SA (France)†(c)	4.50%		3/15/2025	53,678,000	52,715,162
BPCE SA (France)†(c)	4.875%		4/1/2026	22,232,000	21,747,121
BPCE SA (France)†(c)	5.15%		7/21/2024	5,000,000	4,977,700
BPCE SA (France)†(c)	5.203%		1/18/2027	23,038,000	23,034,721
BPCE SA (France)†(c)	5.716% (1 yr. CMT + 1.96%)	#	1/18/2030	28,760,000	28,657,054
BPCE SA (France)†(c)	5.975% (SOFR + 2.10%)	#	1/18/2027	58,362,000	58,429,396
Canadian Imperial Bank of Commerce (Canada)(c)	5.001%		4/28/2028	62,884,000	62,686,634
Canadian Imperial Bank of Commerce (Canada)(c)	5.615%		7/17/2026	59,507,000	60,112,275
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	261,002,000	254,087,968
Citigroup, Inc.	3.29% (SOFR + 1.53%)	#	3/17/2026	15,948,000	15,571,777
Citigroup, Inc.	3.352% (3 mo. USD Term SOFR + 1.16%)	#	4/24/2025	84,116,000	83,799,433
Citigroup, Inc.	3.875%		3/26/2025	33,016,000	32,416,127
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	17,272,000	16,605,817
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	27,692,000	27,565,742
Citigroup, Inc.	4.40%		6/10/2025	170,806,000	168,319,104
Citigroup, Inc.	5.174% (SOFR + 1.36%)	#	2/13/2030	79,375,000	78,585,253
Citigroup, Inc.	5.50%		9/13/2025	35,065,000	35,007,970
Citigroup, Inc.	5.61% (SOFR + 1.55%)	#	9/29/2026	12,000,000	12,018,792
Citizens Bank NA	4.575% (SOFR + 2.00%)	#	8/9/2028	71,051,000	67,722,798
Citizens Bank NA	6.064% (SOFR + 1.45%)	#	10/24/2025	78,163,000	77,728,130
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030	27,294,000	26,981,392
Credit Agricole SA (France)†(c)	4.375%		3/17/2025	89,787,000	88,423,225
Credit Suisse AG	2.95%		4/9/2025	10,000,000	9,712,394
Credit Suisse AG	3.625%		9/9/2024	8,088,000	8,008,568

238	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Danske Bank AS (Denmark)†(c)	0.976% (1 yr. CMT + 0.55%)	#	9/10/2025	$46,616,000	$45,400,562
Danske Bank AS (Denmark)†(c)	1.621% (1 yr. CMT + 1.35%)	#	9/11/2026	46,515,000	43,625,104
Danske Bank AS (Denmark)†(c)	3.244% (3 mo. USD LIBOR + 1.59%)	#	12/20/2025	137,918,000	134,808,579
Danske Bank AS (Denmark)†(c)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028	84,056,000	80,979,099
Danske Bank AS (Denmark)†(a)(c)	5.427% (1 yr. CMT + 0.95%)	#	3/1/2028	48,712,000	48,796,958
Danske Bank AS (Denmark)†(a)(c)	5.705% (1 yr. CMT + 1.40%)	#	3/1/2030	20,526,000	20,579,789
Danske Bank AS (Denmark)†(c)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026	47,278,000	47,471,698
Discover Bank	4.25%		3/13/2026	17,999,000	17,492,248
Federation des Caisses Desjardins du Quebec (Canada)†(c)	5.25%		4/26/2029	62,272,000	61,741,678
Federation des Caisses Desjardins du Quebec (Canada)†(c)	5.70%		3/14/2028	50,861,000	51,445,698
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%)	#	10/21/2027	122,648,000	112,314,840
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%)	#	2/24/2028	62,898,000	58,273,612
Goldman Sachs Group, Inc.	3.272% (3 mo. USD Term SOFR + 1.46%)	#	9/29/2025	24,934,000	24,590,039
Goldman Sachs Group, Inc.	3.50%		4/1/2025	50,257,000	49,229,320
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%)	#	5/1/2029	70,417,000	67,544,980
Goldman Sachs Group, Inc.	5.798% (SOFR + 1.08%)	#	8/10/2026	36,746,000	36,959,739
HSBC Holdings PLC (United Kingdom)(c)	0.976% (SOFR + 0.71%)	#	5/24/2025	22,757,000	22,501,140
HSBC Holdings PLC (United Kingdom)(c)	3.803% (3 mo. USD Term SOFR + 1.47%)	#	3/11/2025	82,990,000	82,948,630
HSBC Holdings PLC (United Kingdom)(c)	5.887% (SOFR + 1.57%)	#	8/14/2027	61,627,000	62,048,238
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%)	#	8/4/2028	24,051,000	23,105,127
Huntington National Bank	4.008% (SOFR + 1.21%)	#	5/16/2025	29,134,000	28,956,835
Huntington National Bank	5.699% (SOFR + 1.22%)	#	11/18/2025	80,138,000	79,483,608
Intesa Sanpaolo SpA (Italy)†(c)	3.25%		9/23/2024	20,481,000	20,174,036
Intesa Sanpaolo SpA (Italy)†(c)	5.017%		6/26/2024	244,569,000	243,039,534
Intesa Sanpaolo SpA (Italy)†(c)	5.71%		1/15/2026	78,550,000	77,862,717

See Notes to Schedule of Investments.	239

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
JPMorgan Chase & Co.	0.768% (SOFR + 0.49%)	#	8/9/2025	$78,538,000	$76,771,193
JPMorgan Chase & Co.	0.824% (3 mo. USD Term SOFR + 0.54%)	#	6/1/2025	91,927,000	90,721,931
JPMorgan Chase & Co.	2.301% (SOFR + 1.16%)	#	10/15/2025	40,600,000	39,789,337
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%)	#	2/1/2028	20,475,000	19,665,473
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%)	#	6/14/2025	111,076,000	110,404,781
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%)	#	7/25/2028	41,713,000	41,265,011
JPMorgan Chase & Co.	6.265% (SOFR + 0.92%)	#	2/24/2026	57,956,000	58,216,268
JPMorgan Chase & Co.	6.525% (SOFR + 1.18%)	#	2/24/2028	38,901,000	39,266,591
JPMorgan Chase Bank NA	5.11%		12/8/2026	13,403,000	13,423,561
Lloyds Banking Group PLC (United Kingdom)(c)	4.582%		12/10/2025	18,348,000	17,986,288
Lloyds Banking Group PLC (United Kingdom)(c)	4.65%		3/24/2026	29,589,000	29,034,286
Lloyds Banking Group PLC (United Kingdom)(c)	5.462% (1 yr. CMT + 1.38%)	#	1/5/2028	31,204,000	31,082,196
Lloyds Banking Group PLC (United Kingdom)(c)	5.985% (1 yr. CMT + 1.48%)	#	8/7/2027	41,528,000	41,830,443
M&T Bank Corp.	4.553% (SOFR + 1.78%)	#	8/16/2028	43,711,000	41,703,864
Macquarie Bank Ltd. (Australia)†(c)	4.875%		6/10/2025	32,811,000	32,399,484
Macquarie Bank Ltd. (Australia)†(c)	5.391%		12/7/2026	32,415,000	32,492,111
Macquarie Group Ltd. (Australia)†(c)	1.201% (SOFR + 0.69%)	#	10/14/2025	40,033,000	38,888,827
Macquarie Group Ltd. (Australia)†(c)	1.34% (SOFR + 1.07%)	#	1/12/2027	67,569,000	62,375,781
Macquarie Group Ltd. (Australia)†(c)	3.763% (3 mo. USD LIBOR + 1.37%)	#	11/28/2028	38,587,000	36,141,759
Macquarie Group Ltd. (Australia)†(c)	5.108% (SOFR + 2.21%)	#	8/9/2026	83,107,000	82,594,374
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	193,038,000	188,067,202
Manufacturers & Traders Trust Co.	4.70%		1/27/2028	47,563,000	45,770,576
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	0.953% (1 yr. CMT + 0.55%)	#	7/19/2025	58,686,000	57,614,102
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	0.962% (1 yr. CMT + 0.45%)	#	10/11/2025	5,000,000	4,852,728
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	4.788% (1 yr. CMT + 1.70%)	#	7/18/2025	99,237,000	98,823,493

240	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	5.063% (1 yr. CMT + 1.55%)	#	9/12/2025	$64,569,000	$64,302,856
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	5.719% (1 yr. CMT + 1.08%)	#	2/20/2026	45,058,000	45,094,104
Morgan Stanley	0.79% (SOFR + 0.53%)	#	5/30/2025	94,058,000	92,740,524
Morgan Stanley	3.62% (SOFR + 1.16%)	#	4/17/2025	46,263,000	46,125,259
Morgan Stanley	4.679% (SOFR + 1.67%)	#	7/17/2026	9,324,000	9,226,032
Morgan Stanley	5.123% (SOFR + 1.73%)	#	2/1/2029	32,276,000	32,074,839
Morgan Stanley	5.449% (SOFR + 1.63%)	#	7/20/2029	40,373,000	40,545,509
Morgan Stanley	6.138% (SOFR + 1.77%)	#	10/16/2026	26,508,000	26,828,373
Morgan Stanley Bank NA	4.952% (SOFR + 1.08%)	#	1/14/2028	12,646,000	12,585,915
NatWest Group PLC (United Kingdom)(c)	4.269% (3 mo. USD LIBOR + 1.76%)	#	3/22/2025	164,099,000	163,958,971
NatWest Group PLC (United Kingdom)(c)	5.583% (1 yr. CMT + 1.10%)	#	3/1/2028	39,204,000	39,249,528
NatWest Group PLC (United Kingdom)(c)	5.808% (1 yr. CMT + 1.95%)	#	9/13/2029	79,112,000	79,954,385
NatWest Group PLC (United Kingdom)(c)	5.847% (1 yr. CMT + 1.35%)	#	3/2/2027	22,160,000	22,256,755
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026	7,446,000	7,652,926
NatWest Markets PLC (United Kingdom)†(c)	3.479%		3/22/2025	41,245,000	40,380,933
PNC Financial Services Group, Inc.	6.615% (SOFR + 1.73%)	#	10/20/2027	25,722,000	26,428,476
Royal Bank of Canada (Canada)(c)	4.24%		8/3/2027	65,098,000	63,468,859
Royal Bank of Canada (Canada)(c)	5.20%		7/20/2026	27,998,000	28,104,353
Royal Bank of Canada (Canada)(c)	6.00%		11/1/2027	35,670,000	36,742,224
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%)	#	1/6/2028	35,038,000	31,703,920
Santander Holdings USA, Inc.	3.244%		10/5/2026	38,058,000	35,661,357
Santander Holdings USA, Inc.	3.50%		6/7/2024	33,117,000	32,910,836
Santander Holdings USA, Inc.	5.807% (SOFR + 2.33%)	#	9/9/2026	16,339,000	16,322,159
Santander U.K. Group Holdings PLC (United Kingdom)(c)	1.089% (SOFR + 0.79%)	#	3/15/2025	13,611,000	13,589,252

See Notes to Schedule of Investments.	241

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Santander U.K. Group Holdings PLC (United Kingdom)(c)	2.469% (SOFR + 1.22%)	#	1/11/2028	$37,697,000	$34,335,104
Santander U.K. Group Holdings PLC (United Kingdom)†(c)	4.75%		9/15/2025	42,889,000	41,921,783
Santander U.K. Group Holdings PLC (United Kingdom)(c)	6.534% (SOFR + 2.60%)	#	1/10/2029	58,887,000	60,406,608
Societe Generale SA (France)†(c)	2.226% (1 yr. CMT + 1.05%)	#	1/21/2026	76,944,000	74,377,938
Standard Chartered PLC (United Kingdom)†(c)	1.214% (1 yr. CMT + 0.88%)	#	3/23/2025	10,244,000	10,198,978
Standard Chartered PLC (United Kingdom)†(c)	2.819% (3 mo. USD LIBOR + 1.21%)	#	1/30/2026	8,168,000	7,927,747
Standard Chartered PLC (United Kingdom)†(c)	6.187% (1 yr. CMT + 1.85%)	#	7/6/2027	32,803,000	33,136,382
Standard Chartered PLC (United Kingdom)†(c)	6.75% (1 yr. CMT + 1.85%)	#	2/8/2028	40,593,000	41,604,541
State Street Corp.	5.104% (SOFR + 1.13%)	#	5/18/2026	16,669,000	16,608,681
Sumitomo Mitsui Financial Group, Inc. (Japan)(c)	5.80%		7/13/2028	37,634,000	38,716,341
Sumitomo Mitsui Financial Group, Inc. (Japan)(c)	5.88%		7/13/2026	15,871,000	16,108,657
Swedbank AB (Sweden)†(c)	6.136%		9/12/2026	54,791,000	55,550,887
Synchrony Bank	5.40%		8/22/2025	7,930,000	7,839,640
Toronto-Dominion Bank (Canada)(c)	3.766%		6/6/2025	23,348,000	22,934,955
Toronto-Dominion Bank (Canada)(c)	4.693%		9/15/2027	48,713,000	48,180,405
Toronto-Dominion Bank (Canada)(c)	5.532%		7/17/2026	57,736,000	58,259,382
Truist Financial Corp.	4.26% (SOFR + 1.46%)	#	7/28/2026	70,757,000	69,332,404
Truist Financial Corp.	4.873% (SOFR + 1.44%)	#	1/26/2029	23,640,000	23,062,889
Truist Financial Corp.	5.435% (SOFR + 1.62%)	#	1/24/2030	23,827,000	23,578,999
Truist Financial Corp.	6.047% (SOFR + 2.05%)	#	6/8/2027	28,006,000	28,294,374
U.S. Bancorp	4.548% (SOFR + 1.66%)	#	7/22/2028	53,941,000	52,683,468
U.S. Bancorp	4.653% (SOFR + 1.23%)	#	2/1/2029	47,588,000	46,303,736
U.S. Bancorp	5.384% (SOFR + 1.56%)	#	1/23/2030	18,342,000	18,248,742
U.S. Bancorp	5.775% (SOFR + 2.02%)	#	6/12/2029	55,402,000	56,000,852

242	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
U.S. Bancorp	6.787% (SOFR + 1.88%)	#	10/26/2027	$57,559,000	$59,487,193
UBS AG (Switzerland)(c)	5.125%		5/15/2024	176,654,000	176,216,781
UBS Group AG (Switzerland)†(c)	1.305% (SOFR + 0.98%)	#	2/2/2027	12,058,000	11,116,067
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	32,133,000	29,119,163
UBS Group AG (Switzerland)†(c)	2.193% (SOFR + 2.04%)	#	6/5/2026	55,363,000	52,989,998
UBS Group AG (Switzerland)†(c)	2.593% (SOFR + 1.56%)	#	9/11/2025	52,442,000	51,548,781
UBS Group AG (Switzerland)†(c)	3.869% (3 mo. USD LIBOR + 1.41%)	#	1/12/2029	57,857,000	54,430,440
UBS Group AG (Switzerland)†(c)	4.125%		9/24/2025	54,339,000	53,164,616
UBS Group AG (Switzerland)†(c)	4.125%		4/15/2026	48,362,000	46,963,743
UBS Group AG (Switzerland)†(c)	4.282%		1/9/2028	11,042,000	10,600,214
UBS Group AG (Switzerland)†(c)	4.488% (1 yr. CMT + 1.55%)	#	5/12/2026	29,178,000	28,717,270
UBS Group AG (Switzerland)(c)	4.55%		4/17/2026	8,366,000	8,221,534
UBS Group AG (Switzerland)†(c)	4.703% (1 yr. CMT + 2.05%)	#	8/5/2027	12,475,000	12,229,957
UBS Group AG (Switzerland)†(c)	4.751% (1 yr. CMT + 1.75%)	#	5/12/2028	10,000,000	9,755,440
UBS Group AG (Switzerland)†(c)	5.428% (1 yr. CMT + 1.52%)	#	2/8/2030	31,428,000	31,232,748
UBS Group AG (Switzerland)†(c)	5.711% (1 yr. CMT + 1.55%)	#	1/12/2027	72,194,000	72,191,813
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%)	#	8/11/2028	30,943,000	31,811,976
UniCredit SpA (Italy)†(c)	2.569% (1 yr. CMT + 2.30%)	#	9/22/2026	10,000,000	9,476,127
Wells Fargo & Co.	2.164% (3 mo. USD Term SOFR + 1.01%)	#	2/11/2026	56,878,000	55,027,959
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	62,273,000	59,771,575
Wells Fargo & Co.	4.54% (SOFR + 1.56%)	#	8/15/2026	93,715,000	92,444,371
Wells Fargo & Co.	4.808% (SOFR + 1.98%)	#	7/25/2028	77,683,000	76,310,435
Wells Fargo & Co.	5.198% (SOFR + 1.50%)	#	1/23/2030	60,922,000	60,423,441
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029	74,108,000	74,625,080
Wells Fargo & Co.	6.303% (SOFR + 1.79%)	#	10/23/2029	31,837,000	33,011,417
Total					9,797,049,775

See Notes to Schedule of Investments.	243

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Beverages 0.07%
Bacardi Ltd.†	4.70%	5/15/2028	$29,825,000	$29,004,164

Biotechnology 0.47%
Amgen, Inc.	5.15%	3/2/2028	71,774,000	71,943,115
Amgen, Inc.	5.507%	3/2/2026	26,424,000	26,395,111
Illumina, Inc.	5.75%	12/13/2027	64,867,000	65,449,736
Illumina, Inc.	5.80%	12/12/2025	36,106,000	36,123,064
Total				199,911,026

Building Materials 0.05%
Carrier Global Corp.	5.80%	11/30/2025	19,985,000	20,133,348

Chemicals 0.48%
Celanese U.S. Holdings LLC	6.165%	7/15/2027	57,531,000	58,426,742
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	90,336,000	84,226,814
Orbia Advance Corp. SAB de CV (Mexico)†(c)	1.875%	5/11/2026	36,739,000	33,536,320
Sasol Financing USA LLC	5.875%	3/27/2024	29,451,000	29,375,582
Total				205,565,458

Coal 0.01%
Coronado Finance Pty. Ltd. (Australia)†(c)	10.75%	5/15/2026	6,398,000	6,633,861

Commercial Services 0.42%
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.625%	7/15/2026	17,998,000	17,958,158
Block, Inc.	2.75%	6/1/2026	6,429,000	6,004,269
Gartner, Inc.†	4.50%	7/1/2028	44,899,000	42,545,130
Global Payments, Inc.	2.65%	2/15/2025	15,782,000	15,319,048
Global Payments, Inc.	4.95%	8/15/2027	23,181,000	22,979,403
Triton Container International Ltd.†	1.15%	6/7/2024	42,352,000	41,752,153
Triton Container International Ltd.†	2.05%	4/15/2026	38,911,000	35,682,121
Total				182,240,282

Computers 0.12%
Dell International LLC/EMC Corp.	4.90%	10/1/2026	19,101,000	18,931,865
Dell International LLC/EMC Corp.	6.02%	6/15/2026	33,682,000	34,061,280
Total				52,993,145

Diversified Financial Services 3.24%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	1.75%	10/29/2024	62,466,000	60,794,902
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.50%	1/15/2025	13,447,000	13,190,834
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	6.50%	7/15/2025	23,021,000	23,243,092

244	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Air Lease Corp.	5.85%		12/15/2027	$29,247,000	$29,625,465
Aircastle Ltd.	4.125%		5/1/2024	15,000,000	14,951,888
Aircastle Ltd.†	5.25%		8/11/2025	62,465,000	61,768,014
Aircastle Ltd.†	5.95%		2/15/2029	32,497,000	32,126,469
Ally Financial, Inc.	3.875%		5/21/2024	68,920,000	68,613,728
Ally Financial, Inc.	5.75%		11/20/2025	142,452,000	141,792,047
American Express Co.	4.99% (SOFR + 1.00%)	#	5/1/2026	62,412,000	62,058,307
American Express Co.	5.098% (SOFR + 1.00%)	#	2/16/2028	24,181,000	24,094,682
American Express Co.	5.282% (SOFR + 1.28%)	#	7/27/2029	85,270,000	85,747,496
American Express Co.	5.389% (SOFR + 0.97%)	#	7/28/2027	15,474,000	15,519,974
Ameriprise Financial, Inc.	5.70%		12/15/2028	32,875,000	33,829,899
Aviation Capital Group LLC†	1.95%		1/30/2026	84,521,000	78,604,354
Aviation Capital Group LLC†	5.50%		12/15/2024	56,550,000	56,290,231
Aviation Capital Group LLC†	6.25%		4/15/2028	30,432,000	30,899,597
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	28,269,000	26,247,710
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.75%		2/21/2028	29,703,000	26,436,252
Avolon Holdings Funding Ltd. (Ireland)†(c)	3.25%		2/15/2027	21,656,000	20,021,466
Avolon Holdings Funding Ltd. (Ireland)†(c)	3.95%		7/1/2024	40,247,000	39,949,911
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	22,708,000	21,903,229
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.375%		5/1/2026	28,081,000	27,104,941
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.50%		1/15/2026	20,268,000	20,069,409
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%		3/1/2029	27,769,000	27,386,921
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%		5/4/2028	15,827,000	16,066,178
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	9,686,000	9,742,615
Capital One Financial Corp.	4.166% (SOFR + 1.37%)	#	5/9/2025	44,309,000	44,136,265
LPL Holdings, Inc.†	4.00%		3/15/2029	76,775,000	70,478,351
LPL Holdings, Inc.†	4.625%		11/15/2027	8,590,000	8,241,178
LPL Holdings, Inc.	6.75%		11/17/2028	47,490,000	49,596,160
Navient Corp.	4.875%		3/15/2028	2,000,000	1,828,170
Navient Corp.	5.875%		10/25/2024	80,407,000	80,272,889
Navient Corp.	6.75%		6/25/2025	15,905,000	16,013,297
Radian Group, Inc.(a)	6.20%		5/15/2029	36,418,000	36,546,618
Synchrony Financial	4.50%		7/23/2025	14,700,000	14,372,938
Total					1,389,565,477

See Notes to Schedule of Investments.	245

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Electric 4.94%
AES Corp.†	3.30%	7/15/2025	$75,993,000	$73,359,213
AES Corp.	5.45%	6/1/2028	61,750,000	61,596,849
Alexander Funding Trust II†	7.467%	7/31/2028	39,587,000	41,458,830
Ameren Corp.	5.00%	1/15/2029	40,415,000	40,105,491
Ameren Corp.	5.70%	12/1/2026	10,000,000	10,118,434
American Electric Power Co., Inc.	2.031%	3/15/2024	36,211,000	36,165,624
American Electric Power Co., Inc.	5.20%	1/15/2029	52,421,000	52,398,164
American Electric Power Co., Inc.	5.699%	8/15/2025	46,726,000	46,802,991
Ausgrid Finance Pty. Ltd. (Australia)†(c)	4.35%	8/1/2028	12,691,000	12,139,151
Black Hills Corp.	5.95%	3/15/2028	42,913,000	44,160,400
Calpine Corp.†	5.25%	6/1/2026	6,497,000	6,406,483
CenterPoint Energy, Inc.	5.25%	8/10/2026	21,858,000	21,873,433
Cleco Corporate Holdings LLC	3.743%	5/1/2026	11,432,000	10,988,325
Cleveland Electric Illuminating Co.	5.50%	8/15/2024	9,829,000	9,820,230
Constellation Energy Generation LLC	5.60%	3/1/2028	35,111,000	35,598,523
DTE Energy Co.	4.875%	6/1/2028	53,006,000	52,290,349
DTE Energy Co.	5.10%	3/1/2029	48,117,000	47,731,060
Duke Energy Corp.	4.85%	1/5/2029	32,255,000	31,732,254
Electricite de France SA (France)†(c)	5.70%	5/23/2028	98,145,000	99,976,904
Eskom Holdings SOC Ltd. (South Africa)†(c)	7.125%	2/11/2025	55,008,000	54,836,430
Evergy Missouri West, Inc.†	5.15%	12/15/2027	23,835,000	23,760,853
Eversource Energy	4.75%	5/15/2026	17,000,000	16,790,481
Eversource Energy	5.00%	1/1/2027	16,534,000	16,433,389
Eversource Energy	5.95%	2/1/2029	33,504,000	34,334,716
Exelon Corp.	5.15%	3/15/2029	20,000,000	19,923,984
Fells Point Funding Trust†	3.046%	1/31/2027	114,348,000	107,048,080
FirstEnergy Corp.	2.05%	3/1/2025	70,444,000	67,906,255
FirstEnergy Transmission LLC†	4.35%	1/15/2025	125,751,000	124,392,541
IPALCO Enterprises, Inc.	3.70%	9/1/2024	18,119,000	17,904,977
ITC Holdings Corp.†	4.95%	9/22/2027	25,656,000	25,501,892
Jersey Central Power & Light Co.†	4.70%	4/1/2024	62,463,000	62,414,575
Liberty Utilities Co.†	5.577%	1/31/2029	51,528,000	51,690,471
Metropolitan Edison Co.†	5.20%	4/1/2028	10,000,000	9,985,012
National Grid PLC (United Kingdom)(c)	5.602%	6/12/2028	27,330,000	27,688,723
NextEra Energy Capital Holdings, Inc.	5.749%	9/1/2025	44,667,000	44,919,257
NRG Energy, Inc.†	3.75%	6/15/2024	99,344,000	98,549,493
Oncor Electric Delivery Co. LLC	4.30%	5/15/2028	9,154,000	8,917,133
Pacific Gas & Electric Co.	3.15%	1/1/2026	120,471,909	115,219,093
Pacific Gas & Electric Co.	3.30%	12/1/2027	33,877,000	31,364,078

246	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
Pacific Gas & Electric Co.	5.45%	6/15/2027	$15,023,000	$15,006,732
Pacific Gas & Electric Co.	5.55%	5/15/2029	28,749,000	28,824,244
PacifiCorp	5.10%	2/15/2029	19,621,000	19,570,283
Palomino Funding Trust I†	7.233%	5/17/2028	29,716,000	30,985,406
Public Service Enterprise Group, Inc.	5.85%	11/15/2027	20,110,000	20,617,934
Southern Co.	5.113%	8/1/2027	58,530,000	58,413,182
Tampa Electric Co.	4.90%	3/1/2029	11,800,000	11,744,776
Vistra Operations Co. LLC†	3.55%	7/15/2024	154,448,000	153,069,250
Vistra Operations Co. LLC†	3.70%	1/30/2027	25,178,000	23,825,198
Vistra Operations Co. LLC†	4.875%	5/13/2024	59,198,000	59,091,390
Total				2,115,452,536

Electronics 0.10%
Arrow Electronics, Inc.	6.125%	3/1/2026	24,194,000	24,178,977
Keysight Technologies, Inc.	4.60%	4/6/2027	17,228,000	16,966,518
Total				41,145,495

Energy-Alternate Sources 0.07%
Greenko Dutch BV (Netherlands)†(c)	3.85%	3/29/2026	29,921,900	28,238,195

Engineering & Construction 0.11%
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	44,948,000	46,421,907

Entertainment 0.31%
Warnermedia Holdings, Inc.	3.638%	3/15/2025	10,000,000	9,790,923
Warnermedia Holdings, Inc.	3.755%	3/15/2027	41,139,000	38,938,852
Warnermedia Holdings, Inc.	6.412%	3/15/2026	85,934,000	85,927,187
Total				134,656,962

Environmental Control 0.26%
Veralto Corp.†	5.35%	9/18/2028	52,492,000	52,885,186
Veralto Corp.†	5.50%	9/18/2026	60,113,000	60,395,775
Total				113,280,961

Equity Real Estate 0.06%
Jones Lang LaSalle, Inc.	6.875%	12/1/2028	25,268,000	26,586,646

Food 0.53%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.25%	3/15/2026	5,630,000	5,354,583
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	63,216,000	61,007,675

See Notes to Schedule of Investments.	247

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Food (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	5.875%	2/15/2028	$5,000,000	$4,931,162
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	66,954,000	67,418,929
Conagra Brands, Inc.	5.30%	10/1/2026	34,596,000	34,618,479
NBM U.S. Holdings, Inc.†	7.00%	5/14/2026	43,000,000	42,951,844
Tyson Foods, Inc.(a)	5.40%	3/15/2029	12,250,000	12,256,630
Total				228,539,302

Forest Products & Paper 0.04%
Suzano Austria GmbH (Brazil)†(c)	5.75%	7/14/2026	16,483,000	16,466,949

Gas 0.72%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	54,747,000	53,008,549
CenterPoint Energy Resources Corp.	5.25%	3/1/2028	5,482,000	5,522,667
National Fuel Gas Co.	5.20%	7/15/2025	9,650,000	9,575,717
National Fuel Gas Co.	5.50%	1/15/2026	106,751,000	106,442,706
National Fuel Gas Co.	5.50%	10/1/2026	31,379,000	31,354,716
NiSource, Inc.	5.25%	3/30/2028	14,219,000	14,290,134
Southwest Gas Corp.	5.45%	3/23/2028	48,059,000	48,535,301
Southwest Gas Corp.	5.80%	12/1/2027	41,220,000	42,017,333
Total				310,747,123

Hand/Machine Tools 0.37%
Regal Rexnord Corp.†	6.05%	2/15/2026	35,742,000	35,903,428
Regal Rexnord Corp.†	6.05%	4/15/2028	120,296,000	121,086,943
Total				156,990,371

Health Care-Products 0.43%
Baxter International, Inc.	1.322%	11/29/2024	10,486,000	10,154,067
GE HealthCare Technologies, Inc.	5.60%	11/15/2025	9,225,000	9,258,770
Solventum Corp.†	5.40%	3/1/2029	80,331,000	80,227,108
Solventum Corp.†	5.45%	2/25/2027	48,673,000	48,774,052
Stryker Corp.	4.85%	12/8/2028	5,458,000	5,443,487
Zimmer Biomet Holdings, Inc.	5.35%	12/1/2028	28,374,000	28,705,440
Total				182,562,924

Health Care-Services 1.23%
Centene Corp.	2.45%	7/15/2028	55,420,000	48,893,126
Centene Corp.	4.25%	12/15/2027	190,733,000	181,635,387
Elevance Health, Inc.	4.90%	2/8/2026	20,324,000	20,189,603
HCA, Inc.	5.25%	4/15/2025	191,891,000	191,032,322

248	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Health Care-Services (continued)
HCA, Inc.	5.25%	6/15/2026	$26,757,000	$26,599,163
HCA, Inc.	5.375%	2/1/2025	8,520,000	8,491,500
Humana, Inc.	5.70%	3/13/2026	32,237,000	32,001,664
IQVIA, Inc.	6.25%	2/1/2029	19,836,000	20,429,414
Total				529,272,179

Home Builders 0.06%
Toll Brothers Finance Corp.	4.875%	11/15/2025	24,292,000	24,000,823

Home Furnishings 0.04%
Leggett & Platt, Inc.	3.50%	11/15/2027	18,646,000	17,420,504

Insurance 3.00%
Aon Corp.	8.205%	1/1/2027	62,792,000	67,522,164
Aon North America, Inc.	5.125%	3/1/2027	20,371,000	20,364,596
Aon North America, Inc.	5.15%	3/1/2029	57,038,000	57,095,766
Athene Global Funding†	5.339%	1/15/2027	42,849,000	42,641,349
Athene Global Funding†	5.583%	1/9/2029	40,242,000	40,140,920
Athene Global Funding†	5.684%	2/23/2026	33,939,000	33,935,812
CNO Financial Group, Inc.	5.25%	5/30/2025	90,846,000	90,358,706
CNO Global Funding†	1.75%	10/7/2026	29,008,000	26,189,711
Corebridge Financial, Inc.	3.50%	4/4/2025	25,000,000	24,423,928
Corebridge Global Funding†	5.20%	1/12/2029	24,170,000	23,926,124
Corebridge Global Funding†	5.75%	7/2/2026	19,800,000	19,829,669
Equitable Financial Life Global Funding†	5.45%	3/3/2028	57,392,000	56,987,160
F&G Annuities & Life, Inc.	7.40%	1/13/2028	58,240,000	59,898,954
F&G Global Funding†	0.90%	9/20/2024	31,336,000	30,476,775
F&G Global Funding†	1.75%	6/30/2026	29,365,000	26,534,232
F&G Global Funding†	2.00%	9/20/2028	16,130,000	13,599,108
F&G Global Funding†	2.30%	4/11/2027	58,675,000	52,586,687
Fidelity & Guaranty Life Holdings, Inc.†	5.50%	5/1/2025	58,740,000	58,016,336
GA Global Funding Trust†	0.80%	9/13/2024	50,588,000	49,226,494
GA Global Funding Trust†	1.95%	9/15/2028	16,300,000	13,806,142
GA Global Funding Trust†	3.85%	4/11/2025	58,346,000	57,153,474
GA Global Funding Trust†	5.50%	1/8/2029	56,016,000	55,387,281
Jackson Financial, Inc.	5.17%	6/8/2027	25,281,000	25,145,912
Jackson National Life Global Funding†	1.75%	1/12/2025	15,601,000	15,072,898
Jackson National Life Global Funding†	3.05%	4/29/2026	7,346,000	6,900,664
Jackson National Life Global Funding†	5.50%	1/9/2026	32,581,000	32,447,550
Kemper Corp.	4.35%	2/15/2025	25,199,000	24,843,375
MGIC Investment Corp.	5.25%	8/15/2028	39,165,000	37,881,391

See Notes to Schedule of Investments.	249

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
Mutual of Omaha Cos Global Funding†	5.45%	12/12/2028	$37,111,000	$37,488,037
Mutual of Omaha Cos Global Funding†	5.80%	7/27/2026	19,182,000	19,345,380
Peachtree Corners Funding Trust†	3.976%	2/15/2025	21,890,000	21,461,126
Principal Life Global Funding II†	5.10%	1/25/2029	30,000,000	29,791,009
Protective Life Global Funding†	4.992%	1/12/2027	31,463,000	31,396,529
Protective Life Global Funding†	5.209%	4/14/2026	53,797,000	53,680,339
Protective Life Global Funding†	5.366%	1/6/2026	14,109,000	14,146,905
Protective Life Global Funding†	5.467%	12/8/2028	16,117,000	16,321,898
Total				1,286,024,401

Internet 0.26%
Netflix, Inc.†	3.625%	6/15/2025	39,863,000	38,998,427
Netflix, Inc.	4.375%	11/15/2026	19,395,000	19,087,289
Prosus NV (Netherlands)†(c)	3.257%	1/19/2027	60,280,000	55,504,672
Total				113,590,388

Lodging 0.30%
Hyatt Hotels Corp.	1.80%	10/1/2024	35,093,000	34,310,597
Hyatt Hotels Corp.	5.75%	1/30/2027	31,329,000	31,738,436
Las Vegas Sands Corp.	3.50%	8/18/2026	65,240,000	61,392,600
Total				127,441,633

Machinery-Diversified 0.08%
Westinghouse Air Brake Technologies Corp.	4.15%	3/15/2024	35,648,000	35,628,967

Media 0.43%
AMC Networks, Inc.	4.75%	8/1/2025	3,004,000	2,867,631
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	58,265,000	55,140,242
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.†	5.875%	8/15/2027	64,985,000	61,382,862
FactSet Research Systems, Inc.	2.90%	3/1/2027	26,584,000	24,786,235
Nexstar Media, Inc.†	5.625%	7/15/2027	40,961,000	38,862,136
Total				183,039,106

Mining 1.46%
Alcoa Nederland Holding BV (Netherlands)†(c)	5.50%	12/15/2027	27,772,000	27,327,306
Anglo American Capital PLC (United Kingdom)†(c)	2.25%	3/17/2028	13,258,000	11,695,159
Anglo American Capital PLC (United Kingdom)†(c)	3.625%	9/11/2024	113,828,000	112,425,570
Anglo American Capital PLC (United Kingdom)†(c)	4.00%	9/11/2027	19,664,000	18,745,020
Anglo American Capital PLC (United Kingdom)†(c)	4.875%	5/14/2025	50,235,000	49,699,741
First Quantum Minerals Ltd. (Canada)†(c)	7.50%	4/1/2025	55,400,000	55,400,000
Freeport Indonesia PT (Indonesia)†(c)	4.763%	4/14/2027	31,203,000	30,502,322

250	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Mining (continued)
Freeport-McMoRan, Inc.	4.55%	11/14/2024	$46,515,000	$46,070,084
Glencore Funding LLC†	1.625%	4/27/2026	28,863,000	26,704,925
Glencore Funding LLC†	3.875%	10/27/2027	10,525,000	10,073,577
Glencore Funding LLC†	4.00%	3/27/2027	64,763,000	62,340,144
Glencore Funding LLC†	4.125%	3/12/2024	83,462,000	83,428,320
Glencore Funding LLC†	4.625%	4/29/2024	58,944,000	58,816,106
Glencore Funding LLC†	6.125%	10/6/2028	31,335,000	32,362,209
Total				625,590,483

Miscellaneous Manufacturing 0.02%
Trinity Industries, Inc.	4.55%	10/1/2024	10,157,000	10,025,014

Oil & Gas 4.75%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	25,826,000	25,956,382
Aker BP ASA (Norway)†(c)	2.00%	7/15/2026	64,912,000	59,813,245
Apache Corp.	4.375%	10/15/2028	20,715,000	19,454,389
Callon Petroleum Co.	6.375%	7/1/2026	10,000,000	10,023,030
Canadian Natural Resources Ltd. (Canada)(c)	3.85%	6/1/2027	24,602,000	23,589,153
Civitas Resources, Inc.†	5.00%	10/15/2026	23,164,000	22,464,568
Continental Resources, Inc.†	2.268%	11/15/2026	154,601,000	141,949,430
Continental Resources, Inc.	3.80%	6/1/2024	153,490,000	152,688,234
Continental Resources, Inc.	4.375%	1/15/2028	80,948,000	77,860,775
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	74,184,000	73,885,038
Devon Energy Corp.	5.25%	9/15/2024	74,848,000	74,633,084
Devon Energy Corp.	5.25%	10/15/2027	78,874,000	78,762,039
Devon Energy Corp.	5.875%	6/15/2028	27,374,000	27,546,277
Ecopetrol SA (Colombia)(c)	8.625%	1/19/2029	18,475,000	19,595,047
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	42,865,000	43,244,784
EQT Corp.†	3.125%	5/15/2026	103,261,000	97,739,108
EQT Corp.	3.90%	10/1/2027	76,927,000	72,852,584
EQT Corp.	6.125%	2/1/2025	62,258,000	62,402,999
Gulfport Energy Corp.†	8.00%	5/17/2026	8,750,000	8,911,328
Hess Corp.	7.875%	10/1/2029	13,611,000	15,264,475
HF Sinclair Corp.†	5.00%	2/1/2028	46,437,000	44,744,529
HF Sinclair Corp.†	6.375%	4/15/2027	66,202,000	66,335,571
Matador Resources Co.	5.875%	9/15/2026	103,210,000	102,272,616
Occidental Petroleum Corp.	6.375%	9/1/2028	34,854,000	36,136,990
Occidental Petroleum Corp.	8.50%	7/15/2027	17,821,000	19,346,032
OGX Austria GmbH (Brazil)†(c)(d)	8.50%	6/1/2018	31,150,000	623
Ovintiv, Inc.	5.375%	1/1/2026	70,306,000	69,995,951

See Notes to Schedule of Investments.	251

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Ovintiv, Inc.	5.65%	5/15/2025	$29,979,000	$29,993,776
Ovintiv, Inc.	5.65%	5/15/2028	52,349,000	52,845,030
Parsley Energy LLC/Parsley Finance Corp.†	4.125%	2/15/2028	26,480,000	25,501,038
PDC Energy, Inc.	5.75%	5/15/2026	55,566,000	55,522,578
Permian Resources Operating LLC†	6.875%	4/1/2027	18,596,000	18,560,794
Permian Resources Operating LLC†	7.75%	2/15/2026	24,140,000	24,448,051
Petroleos Mexicanos (Mexico)(c)	6.49%	1/23/2027	69,396,000	64,882,658
Petroleos Mexicanos (Mexico)(c)	6.875%	10/16/2025	26,719,000	26,335,668
Petroleos Mexicanos (Mexico)(c)	6.875%	8/4/2026	38,260,000	36,877,934
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	43,315,000	44,314,076
SM Energy Co.	5.625%	6/1/2025	7,500,000	7,450,012
SM Energy Co.	6.75%	9/15/2026	18,721,000	18,632,328
Southwestern Energy Co.	8.375%	9/15/2028	11,740,000	12,218,792
Strathcona Resources Ltd. (Canada)†(c)	6.875%	8/1/2026	44,817,000	44,577,005
Suncor Energy, Inc. (Canada)(c)	7.875%	6/15/2026	22,444,000	23,569,071
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(c)	2.625%	8/15/2025	60,401,000	56,930,359
Viper Energy, Inc.†	5.375%	11/1/2027	48,216,000	46,828,841
Total				2,036,956,292

Pharmaceuticals 0.62%
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	101,873,000	99,088,912
Bayer U.S. Finance LLC†	6.125%	11/21/2026	30,520,000	30,744,350
Bayer U.S. Finance LLC†	6.25%	1/21/2029	86,164,000	86,850,111
Bristol-Myers Squibb Co.	4.90%	2/22/2029	28,480,000	28,422,420
Cigna Group	5.685%	3/15/2026	20,000,000	19,999,633
Total				265,105,426

Pipelines 1.93%
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	129,423,000	129,443,923
Columbia Pipelines Holding Co. LLC†	6.042%	8/15/2028	8,000,000	8,151,750
DCP Midstream Operating LP	5.375%	7/15/2025	23,345,000	23,313,631
Enbridge, Inc. (Canada)(c)	5.90%	11/15/2026	23,841,000	24,295,504
Enbridge, Inc. (Canada)(c)	6.00%	11/15/2028	20,015,000	20,742,517
Energy Transfer LP†	5.625%	5/1/2027	87,206,000	86,498,323
Energy Transfer LP†	6.00%	2/1/2029	83,368,000	83,656,870
Kinder Morgan, Inc.	5.00%	2/1/2029	52,931,000	52,516,392
Kinetik Holdings LP†	6.625%	12/15/2028	47,282,000	47,898,037
ONEOK, Inc.	5.55%	11/1/2026	19,457,000	19,609,971
ONEOK, Inc.	5.65%	11/1/2028	24,457,000	24,898,218

252	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.	4.65%	10/15/2025	$50,709,000	$50,061,813
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	19,563,000	19,552,466
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%	1/15/2028	8,693,000	8,508,925
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%	7/15/2027	85,876,000	86,821,237
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	13,896,000	14,325,803
Western Midstream Operating LP	4.75%	8/15/2028	22,221,000	21,474,874
Western Midstream Operating LP	6.35%	1/15/2029	14,522,000	15,002,156
Williams Cos., Inc.	4.90%	3/15/2029	39,652,000	39,147,385
Williams Cos., Inc.	5.30%	8/15/2028	33,178,000	33,441,887
Williams Cos., Inc.	5.40%	3/2/2026	16,126,000	16,168,555
Total				825,530,237

REITS 2.27%
American Tower Corp.	1.50%	1/31/2028	58,078,000	50,471,455
American Tower Corp.	1.60%	4/15/2026	9,453,000	8,757,950
American Tower Corp.	2.75%	1/15/2027	8,121,000	7,563,667
American Tower Corp.	3.60%	1/15/2028	12,874,000	12,141,894
American Tower Corp.	3.65%	3/15/2027	58,606,000	56,040,246
American Tower Corp.	5.25%	7/15/2028	32,495,000	32,404,423
American Tower Corp.	5.50%	3/15/2028	51,310,000	51,559,279
Crown Castle, Inc.	3.65%	9/1/2027	29,380,000	27,756,035
Crown Castle, Inc.	4.30%	2/15/2029	9,090,000	8,639,852
Crown Castle, Inc.	4.80%	9/1/2028	21,905,000	21,396,414
Crown Castle, Inc.	5.00%	1/11/2028	30,651,000	30,205,270
EPR Properties	4.50%	6/1/2027	54,181,000	51,244,248
EPR Properties	4.75%	12/15/2026	28,430,000	27,328,488
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025	25,105,000	24,899,688
GLP Capital LP/GLP Financing II, Inc.	5.30%	1/15/2029	15,722,000	15,267,090
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	37,914,000	37,535,489
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	49,871,000	46,701,618
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025	15,657,000	15,511,910
Kilroy Realty LP	4.375%	10/1/2025	7,275,000	7,093,263
Prologis Targeted U.S. Logistics Fund LP†(a)	5.25%	4/1/2029	20,471,000	20,363,937
VICI Properties LP/VICI Note Co., Inc.†	3.50%	2/15/2025	77,732,000	75,853,995
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	59,740,000	56,252,357
VICI Properties LP/VICI Note Co., Inc.†	3.875%	2/15/2029	14,907,000	13,612,625

See Notes to Schedule of Investments.	253

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
REITS (continued)
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026	$25,178,000	$24,110,742
VICI Properties LP/VICI Note Co., Inc.†	4.50%		9/1/2026	47,967,000	46,322,939
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025	23,125,000	22,753,150
VICI Properties LP/VICI Note Co., Inc.†	5.625%		5/1/2024	54,255,000	54,256,975
Vornado Realty LP	2.15%		6/1/2026	17,704,000	15,895,639
Vornado Realty LP	3.50%		1/15/2025	23,249,000	22,589,558
WEA Finance LLC/Westfield U.K. & Europe Finance PLC†	3.75%		9/17/2024	87,757,000	86,552,144
Total					971,082,340

Retail 0.20%
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%		11/28/2025	29,978,000	30,065,985
Walgreens Boots Alliance, Inc.	3.45%		6/1/2026	56,795,000	54,192,879
Total					84,258,864

Savings & Loans 0.09%
Nationwide Building Society (United Kingdom)†(c)	6.634% (SOFR + 1.29%)	#	2/16/2028	40,000,000	39,874,460

Semiconductors 0.28%
Entegris, Inc.†	4.75%		4/15/2029	41,417,000	39,093,626
Microchip Technology, Inc.	4.25%		9/1/2025	41,094,000	40,341,050
Micron Technology, Inc.	4.185%		2/15/2027	8,734,000	8,493,614
Micron Technology, Inc.	5.375%		4/15/2028	6,970,000	7,010,949
Qorvo, Inc.	1.75%		12/15/2024	8,712,000	8,464,858
SK Hynix, Inc. (South Korea)†(c)	5.50%		1/16/2027	17,967,000	17,971,492
Total					121,375,589

Shipbuilding 0.02%
Huntington Ingalls Industries, Inc.	2.043%		8/16/2028	10,000,000	8,698,974

Software 0.17%
Concentrix Corp.	6.65%		8/2/2026	17,189,000	17,442,041
Constellation Software, Inc. (Canada)†(c)	5.158%		2/16/2029	13,250,000	13,189,736
Oracle Corp.	2.30%		3/25/2028	25,710,000	23,053,590
Take-Two Interactive Software, Inc.	4.95%		3/28/2028	20,148,000	19,996,062
Total					73,681,429

Telecommunications 0.66%
Altice France SA (France)†(c)	8.125%		2/1/2027	51,000,000	46,918,195
AT&T, Inc.	1.70%		3/25/2026	10,152,000	9,443,869

254	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Telecommunications (continued)
AT&T, Inc.	2.30%	6/1/2027	$24,230,000	$22,194,484
NBN Co. Ltd. (Australia)†(c)	5.75%	10/6/2028	11,293,000	11,646,108
Sprint Capital Corp.	6.875%	11/15/2028	59,556,000	63,387,654
Sprint LLC	7.125%	6/15/2024	25,543,000	25,626,653
Telecom Italia SpA (Italy)†(c)	5.303%	5/30/2024	21,872,000	21,811,321
T-Mobile USA, Inc.	2.25%	2/15/2026	45,547,000	42,948,515
T-Mobile USA, Inc.	3.75%	4/15/2027	30,084,000	28,846,800
T-Mobile USA, Inc.	4.85%	1/15/2029	10,490,000	10,360,468
Total				283,184,067

Toys/Games/Hobbies 0.18%
Hasbro, Inc.	3.90%	11/19/2029	83,535,000	76,604,081

Transportation 0.05%
Ryder System, Inc.	5.30%	3/15/2027	20,092,000	20,122,021

Trucking & Leasing 0.31%
Fortress Transportation & Infrastructure Investors LLC†	6.50%	10/1/2025	21,807,000	21,838,816
GATX Corp.(a)	5.40%	3/15/2027	17,038,000	17,076,442
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.40%	11/15/2026	16,548,000	15,674,261
Penske Truck Leasing Co. LP/PTL Finance Corp.†	5.75%	5/24/2026	9,009,000	9,058,805
Penske Truck Leasing Co. LP/PTL Finance Corp.†	6.05%	8/1/2028	53,873,000	55,135,724
SMBC Aviation Capital Finance DAC (Ireland)†(c)	5.45%	5/3/2028	15,179,000	15,155,726
Total				133,939,774
Total Corporate Bonds (cost $25,926,104,754)				25,600,519,208

FLOATING RATE LOANS(e) 5.55%

Aerospace/Defense 0.20%
RTX Corp. Term Loan	6.605% (3 mo. USD Term SOFR + 1.38%)	11/6/2026	88,000,000	87,395,000

Chemicals 0.28%
INEOS Styrolution U.S. Holding LLC 2021 USD Term Loan B	8.191% (1 mo. USD Term SOFR + 2.75%)	1/29/2026	21,775,855	21,797,631
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	7.423% (3 mo. USD Term SOFR + 2.00%)	1/17/2025	98,524,407	98,031,785
Total				119,829,416

See Notes to Schedule of Investments.	255

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Containers & Packaging 0.13%
Berry Global, Inc. 2021 Term Loan Z	7.183% (1 mo. USD Term SOFR + 1.75%)		7/1/2026	$31,275,710	$31,349,364
Berry Global, Inc. 2023 Term Loan AA	7.183% (1 mo. USD Term SOFR + 1.75%)		7/1/2029	26,641,726	26,611,221
Total					57,960,585

Diversified Financial Services 0.44%
Avolon TLB Borrower 1 (U.S.) LLC 2023 Term Loan B6	7.32% (1 mo. USD Term SOFR + 2.00%)		6/22/2028	70,485,000	70,562,886
Delos Aircraft Designated Activity Co. Term Loan (Ireland)(c)	7.348% (3 mo. USD Term SOFR + 2.00%)		10/31/2027	15,277,898	15,337,101
Fleetcor Technologies Operating Co. LLC 2021 Term Loan B4	–	(f)	4/28/2028	40,077,846	40,013,922
Jane Street Group LLC 2024 Term Loan B	–	(f)	1/26/2028	1,210,000	1,208,705
NFP Corp. 2020 Term Loan	8.691% (1 mo. USD Term SOFR + 3.25%)		2/16/2027	61,352,117	61,512,553
Total					188,635,167

Electric 0.16%
Calpine Corp. 2024 Term Loan B5	–	(f)	12/16/2027	70,417,800	70,400,196

Entertainment 0.01%
Live Nation Entertainment, Inc. Term Loan B4	7.166% (1 mo. USD Term SOFR + 1.75%)		10/19/2026	5,000,000	5,002,675

Financial 0.16%
AssuredPartners, Inc. 2020 Term Loan B	–	(f)	2/12/2027	11,798,014	11,820,135
LPL Holdings, Inc. 2019 Term Loan B1	7.178% (1 mo. USD Term SOFR + 1.75%)		11/12/2026	18,738,116	18,756,573
Setanta Aircraft Leasing Designated Activity Co. Term Loan B (Ireland)(c)	7.61% (3 mo. USD Term SOFR + 2.00%)		11/5/2028	37,280,000	37,365,558
Total					67,942,266

Food 0.15%
U.S. Foods, Inc. 2019 Term Loan B	7.441% (1 mo. USD Term SOFR + 2.00%)		9/13/2026	65,374,585	65,488,991

Food Service 0.23%
Aramark Services, Inc. 2019 Term Loan B4	7.191% (1 mo. USD Term SOFR + 1.75%)		1/15/2027	65,581,000	65,560,670

256	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Food Service (continued)
Aramark Services, Inc. 2021 Term Loan B	7.941% (1 mo. USD Term SOFR + 2.50%)		4/6/2028	$31,953,495	$31,963,561
Total					97,524,231

Health Care Products 0.09%
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 1	6.555% (1 mo. USD Term SOFR + 1.13%)		9/30/2024	1,288,288	1,289,094
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 2	6.68% (1 mo. USD Term SOFR + 1.25%)		9/30/2026	36,937,500	36,729,726
Total					38,018,820

Health Care Services 0.35%
DaVita, Inc. 2020 Term Loan B	7.191% (1 mo. USD Term SOFR + 1.75%)		8/12/2026	88,119,995	88,149,075
HCA, Inc. 2021 Term Loan A	6.801% (1 mo. USD Term SOFR + 1.38%)		6/30/2026	59,721,003	59,870,305
Total					148,019,380

Health Services 0.46%
Catalent Pharma Solutions, Inc. 2021 Term Loan B3	7.435% (1 mo. USD Term SOFR + 2.00%)		2/22/2028	116,592,009	116,652,637
IQVIA, Inc. 2022 Term Loan A2	6.676% – 6.69% (1 mo. USD Term SOFR + 1.25%) (3 mo. USD Term SOFR + 1.25%)		6/16/2027	82,443,233	82,168,285
Total					198,820,922

Insurance 0.04%
AssuredPartners, Inc. 2021 Term Loan B	–	(f)	2/12/2027	9,791,586	9,805,049
AssuredPartners, Inc. 2022 Term Loan	–	(f)	2/12/2027	5,397,400	5,404,822
Total					15,209,871

Internet 0.01%
Match Group, Inc. 2020 Term Loan B	–	(f)	2/13/2027	3,000,000	2,996,250

Leisure Time 0.05%
Carnival Corp. 2023 Term Loan B	8.318% (1 mo. USD Term SOFR + 3.00%)		8/8/2027	21,707,766	21,753,026

See Notes to Schedule of Investments.	257

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Lodging 0.32%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B3	7.171% (1 mo. USD Term SOFR + 1.75%)		6/21/2028	$94,414,424	$94,540,940
Resorts World Las Vegas LLC Term Loan A	6.826% (1 mo. USD Term SOFR + 1.50%)		4/16/2024	25,375,000	25,406,719
Wynn Resorts Ltd. 2019 Term Loan A	7.176% (1 mo. USD Term SOFR + 1.75%)		9/20/2024	17,409,284	17,485,449
Total					137,433,108

Manufacturing 0.22%
DirecTV Financing LLC Term Loan	10.441% (1 mo. USD Term SOFR + 5.00%)		8/2/2027	35,800,929	35,825,094
Virgin Media Bristol LLC USD Term Loan N	–	(f)	1/31/2028	60,050,000	59,579,208
Total					95,404,302

Media 0.45%
Charter Communications Operating LLC 2019 Term Loan B2	7.076% (1 mo. USD Term SOFR + 1.75%)		2/1/2027	194,627,320	194,186,490

Pharmaceuticals 0.17%
Elanco Animal Health, Inc. Term Loan B	7.178% (1 mo. USD Term SOFR + 1.75%)		8/1/2027	73,300,000	72,482,338
Pipelines 0.11%
Buckeye Partners LP 2024 Term Loan B3	7.326% (1 mo. USD Term SOFR + 2.00%)		11/1/2026	47,935,182	48,011,878

Real Estate Investment Trusts 0.58%
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.426% (1 mo. USD Term SOFR + 1.00%)		1/31/2025	248,640,020	247,086,020

Regional 0.12%
Seminole Tribe of Florida 2022 Term Loan A	6.498% (3 mo. USD Term SOFR + 1.00%)		5/13/2027	51,684,722	51,038,663

Retail 0.22%
KFC Holding Co. 2021 Term Loan B	7.184% (1 mo. USD Term SOFR + 1.75%)		3/15/2028	82,002,050	82,034,030
Pilot Travel Centers LLC 2021 Term Loan B	–	(f)	8/4/2028	10,500,000	10,510,920
Total					92,544,950

258	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Semiconductors 0.33%
Broadcom, Inc. 2023 Term Loan A3	6.559% (3 mo. USD Term SOFR + 1.25%)		8/14/2026	$112,500,000	$112,218,750
Marvell Technology Group Ltd. 2020 5 Year Term Loan A	6.801% (1 mo. USD Term SOFR + 1.38%)		12/7/2025	27,493,377	27,510,560
Total					139,729,310

Software 0.27%
Atlassian, Inc. Delayed Draw Term Loan (Australia)(c)	6.212% (1 mo. USD Term SOFR + 0.88%)		10/28/2025	60,079,747	59,891,998
Open Text Corp. Term Loan B (Canada)(c)	7.176% (1 mo. USD Term SOFR + 1.75%)		5/30/2025	28,844,224	28,900,614
SS&C European Holdings SARL 2018 Term Loan B4 (Luxembourg)(c)	–	(f)	4/16/2025	6,307,099	6,309,338
SS&C Technologies, Inc. 2018 Term Loan B3	–	(f)	4/16/2025	6,679,184	6,681,555
SS&C Technologies, Inc. 2018 Term Loan B5	–	(f)	4/16/2025	12,341,646	12,347,570
Total					114,131,075
Total Floating Rate Loans (cost $2,378,960,789)					2,377,044,930

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.09%

Romania
Romania Government International Bonds† (cost $37,559,238)	5.875%		1/30/2029	37,756,000	37,522,328

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.03%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 061 Class X1(g)	0.149%	#(h)	11/25/2026	499,619,261	2,119,785
Government National Mortgage Association Series 2013-193(g)	0.168%	#(h)	1/16/2055	735,754	15,616
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(h)	1/16/2048	6,437,758	5,734,940
Government National Mortgage Association Series 2014-186 Class AP	2.80%		4/16/2050	2,036,464	1,955,673
Government National Mortgage Association Series 2014-78(g)	0.007%	#(h)	3/16/2056	8,916,082	8,410
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	1,551,600	1,508,849
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $12,656,589)					11,343,273

See Notes to Schedule of Investments.	259

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.21%
Federal Home Loan Mortgage Corp.	4.811% (1 yr. USD RFUCCT + 1.66%)	#	2/1/2038	$1,892,629	$1,936,112
Federal Home Loan Mortgage Corp.	4.983% (1 yr. USD RFUCCT + 1.84%)	#	6/1/2042	3,273,488	3,360,069
Federal Home Loan Mortgage Corp.	5.412% (1 yr. USD RFUCCT + 1.72%)	#	4/1/2037	2,236,886	2,293,003
Federal Home Loan Mortgage Corp.	5.519% (1 yr. USD RFUCCT + 1.76%)	#	5/1/2037	1,445,825	1,481,575
Federal Home Loan Mortgage Corp.	5.79% (1 yr. USD RFUCCT + 1.78%)	#	5/1/2036	1,310,861	1,342,926
Federal Home Loan Mortgage Corp.	5.806% (1 yr. USD RFUCCT + 1.79%)	#	6/1/2041	1,325,312	1,362,302
Federal Home Loan Mortgage Corp.	5.86% (1 yr. USD RFUCCT + 1.79%)	#	10/1/2038	1,616,451	1,662,712
Federal Home Loan Mortgage Corp.	5.89% (1 yr. USD RFUCCT + 1.64%)	#	11/1/2043	386,783	386,994
Federal Home Loan Mortgage Corp.	5.892% (1 yr. USD RFUCCT + 1.79%)	#	12/1/2036	3,136,218	3,225,090
Federal Home Loan Mortgage Corp.	5.894% (1 yr. USD RFUCCT + 1.92%)	#	9/1/2036	3,877,503	3,992,208
Federal Home Loan Mortgage Corp.	6.043% (1 yr. USD RFUCCT + 1.88%)	#	12/1/2040	2,173,758	2,238,251
Federal Home Loan Mortgage Corp.	6.128% (1 yr. USD RFUCCT + 1.88%)	#	9/1/2035	1,072,148	1,100,395
Federal Home Loan Mortgage Corp.	6.143% (1 yr. USD RFUCCT + 1.89%)	#	12/1/2040	254,928	255,734
Federal Home Loan Mortgage Corp.	6.207% (1 yr. USD RFUCCT + 1.96%)	#	2/1/2037	1,941,954	1,999,857
Federal Home Loan Mortgage Corp.	6.211% (1 yr. CMT + 2.50%)	#	12/1/2035	1,743,175	1,800,233
Federal National Mortgage Association	4.871% (1 yr. USD RFUCCT + 1.75%)	#	5/1/2042	3,181,552	3,270,044
Federal National Mortgage Association	4.997% (1 yr. USD RFUCCT + 1.89%)	#	12/1/2038	1,240,248	1,282,027
Federal National Mortgage Association	5.122% (1 yr. USD RFUCCT + 1.65%)	#	9/1/2036	1,153,294	1,181,370
Federal National Mortgage Association	5.326% (1 yr. USD RFUCCT + 1.55%)	#	6/1/2038	611,789	612,165
Federal National Mortgage Association	5.333% (1 yr. USD RFUCCT + 1.59%)	#	3/1/2038	1,620,391	1,663,383
Federal National Mortgage Association	5.466% (1 yr. USD RFUCCT + 1.78%)	#	10/1/2036	1,470,159	1,512,344
Federal National Mortgage Association	5.471% (1 yr. USD RFUCCT + 1.61%)	#	8/1/2037	2,428,750	2,485,020

260	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	5.495% (1 yr. USD RFUCCT + 1.73%)	#	10/1/2036	$1,636,005	$1,683,312
Federal National Mortgage Association	5.504% (1 yr. USD RFUCCT + 1.52%)	#	3/1/2039	1,588,991	1,624,352
Federal National Mortgage Association	5.526% (1 yr. USD RFUCCT + 1.60%)	#	11/1/2036	417,535	419,181
Federal National Mortgage Association	5.568% (1 yr. USD RFUCCT + 1.63%)	#	8/1/2038	619,096	620,805
Federal National Mortgage Association	5.579% (1 yr. USD RFUCCT + 1.62%)	#	4/1/2038	1,895,554	1,946,098
Federal National Mortgage Association	5.602% (1 yr. USD RFUCCT + 1.62%)	#	1/1/2038	761,625	781,852
Federal National Mortgage Association	5.613% (1 yr. USD RFUCCT + 1.64%)	#	9/1/2038	1,586,736	1,624,994
Federal National Mortgage Association	5.632% (1 yr. USD RFUCCT + 1.58%)	#	8/1/2034	3,366,630	3,438,592
Federal National Mortgage Association	5.665% (1 yr. USD RFUCCT + 1.75%)	#	11/1/2038	2,274,153	2,341,100
Federal National Mortgage Association	5.674% (1 yr. USD RFUCCT + 1.65%)	#	12/1/2036	1,518,746	1,556,624
Federal National Mortgage Association	5.686% (1 yr. USD RFUCCT + 1.82%)	#	8/1/2041	1,349,922	1,390,552
Federal National Mortgage Association	5.695% (1 yr. USD RFUCCT + 1.45%)	#	12/1/2035	3,279,374	3,345,667
Federal National Mortgage Association	5.731% (1 yr. USD RFUCCT + 1.50%)	#	2/1/2036	1,770,745	1,810,448
Federal National Mortgage Association	5.749%		7/1/2040 – 3/1/2042	2,161,162	2,216,427
Federal National Mortgage Association	5.787% (1 yr. USD RFUCCT + 1.53%)	#	10/1/2035	2,796,413	2,857,911
Federal National Mortgage Association	5.84% (1 yr. USD RFUCCT + 1.81%)	#	4/1/2040	761,994	783,976
Federal National Mortgage Association	5.863% (1 yr. USD RFUCCT + 1.72%)	#	6/1/2042	935,473	963,471
Federal National Mortgage Association	5.872% (1 yr. CMT + 2.20%)	#	1/1/2038	827,499	849,468
Federal National Mortgage Association	5.979% (1 yr. USD RFUCCT + 1.81%)	#	11/1/2040	4,794,402	4,944,436
Federal National Mortgage Association	6.048% (1 yr. USD RFUCCT + 1.81%)	#	1/1/2042	3,463,003	3,563,216
Federal National Mortgage Association	6.05% (1 yr. USD RFUCCT + 1.79%)	#	1/1/2041	1,311,495	1,350,127

See Notes to Schedule of Investments.	261

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	6.058% (1 yr. USD RFUCCT + 1.81%)	#	10/1/2040	$472,021	$485,440
Federal National Mortgage Association	6.061% (1 yr. USD RFUCCT + 1.81%)	#	12/1/2040	914,570	943,023
Federal National Mortgage Association	6.064% (1 yr. USD RFUCCT + 1.79%)	#	1/1/2041	2,876,881	2,966,188
Federal National Mortgage Association	6.076% (1 yr. USD RFUCCT + 1.82%)	#	12/1/2040	1,992,652	2,050,976
Federal National Mortgage Association	6.345% (1 yr. CMT + 2.24%)	#	3/1/2038	244,839	246,124
Federal National Mortgage Association	7.517% (1 yr. USD RFUCCT + 1.60%)	#	10/1/2045	1,086,738	1,116,948
Federal National Mortgage Association	7.572% (1 yr. USD RFUCCT + 1.60%)	#	12/1/2045	1,901,673	1,956,907
Federal National Mortgage Association	7.686% (1 yr. USD RFUCCT + 1.60%)	#	12/1/2045	2,348,296	2,418,189
Total Government Sponsored Enterprises Pass-Throughs (cost $93,633,863)					92,740,218

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.18%
1211 Avenue of the Americas Trust Series 2015-1211 Class XA†(g)	0.242%	#(h)	8/10/2035	214,200,000	618,160
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(h)	12/25/2059	4,618,502	4,388,189
Angel Oak Mortgage Trust Series 2020-6 Class A1†	1.261%	#(h)	5/25/2065	9,553,425	8,515,792
Angel Oak Mortgage Trust Series 2021-4 Class A1†	1.035%	#(h)	1/20/2065	21,938,190	17,736,788
Angel Oak Mortgage Trust Series 2021-6 Class A1†	1.458%	#(h)	9/25/2066	25,322,531	20,722,782
Angel Oak Mortgage Trust Series 2021-7 Class A1†	1.978%	#(h)	10/25/2066	11,536,645	9,652,375
Banc of America Commercial Mortgage Trust Series 2016-UB10 Class XA(g)	1.725%	#(h)	7/15/2049	45,823,560	1,184,081
BBCMS Mortgage Trust Series 2018-TALL Class A†	6.237% (1 mo. USD Term SOFR + 0.92%)	#	3/15/2037	43,808,000	41,744,805
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.389% (1 mo. USD Term SOFR + 1.07%)	#	11/15/2034	31,910,000	22,677,059
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.743% (1 mo. USD Term SOFR + 1.42%)	#	11/15/2034	26,023,000	9,123,099
BBCMS Mortgage Trust Series 2019-BWAY Class C†	7.043% (1 mo. USD Term SOFR + 1.72%)	#	11/15/2034	10,000,000	2,471,490

262	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	$13,250,000	$12,246,450
BBCMS Trust Series 2015-VFM Class A1†	2.466%		3/10/2036	9,306,002	8,901,858
BB-UBS Trust Series 2012-SHOW Class A†	3.43%		11/5/2036	11,844,000	11,420,565
BB-UBS Trust Series 2012-TFT Class A†	2.892%		6/5/2030	24,629,265	22,721,729
BB-UBS Trust Series 2012-TFT Class C†	3.559%#(h)		6/5/2030	14,354,000	9,328,878
BDS Ltd. Series 2021-FL8 Class A†	6.354% (1 mo. USD Term SOFR + 1.03%)	#	1/18/2036	2,937,381	2,930,037
Benchmark Mortgage Trust Series 2021 B23 Class A2	1.62%		2/15/2054	28,550,000	26,272,912
BHP Trust Series 2019-BXHP Class A†	6.34% (1 mo. USD Term SOFR + 1.02%)	#	8/15/2036	7,908,724	7,892,742
BWAY Mortgage Trust Series 2013-1515 Class A1†	2.809%		3/10/2033	1,864,346	1,827,753
BWAY Mortgage Trust Series 2013-1515 Class XB†(g)	0.403%	#(h)	3/10/2033	103,040,000	251,232
BX Commercial Mortgage Trust Series 2019-IMC Class A†	6.364% (1 mo. USD Term SOFR + 1.05%)	#	4/15/2034	3,690,000	3,680,503
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	6.283% (1 mo. USD Term SOFR + 0.96%)	#	11/15/2038	40,402,261	40,167,698
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.121% (1 mo. USD Term SOFR + 0.80%)	#	10/15/2038	34,866,266	34,542,881
BX Commercial Mortgage Trust Series 2023-VLT2 Class A†	7.599% (1 mo. USD Term SOFR + 2.28%)	#	6/15/2040	24,000,000	24,108,859
BX Trust Series 2021-ARIA Class E†	7.677% (1 mo. USD Term SOFR + 2.36%)	#	10/15/2036	47,145,000	45,882,546
BX Trust Series 2021-RISE Class A†	6.18% (1 mo. USD Term SOFR + 0.86%)	#	11/15/2036	48,327,663	47,881,826
BX Trust Series 2022-LBA6 Class A†	6.318% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	46,690,000	46,378,811
BX Trust Series 2022-PSB Class A†	7.769% (1 mo. USD Term SOFR + 2.45%)	#	8/15/2039	38,936,698	39,180,053
BXHPP Trust Series 2021-FILM Class A†	6.083% (1 mo. USD Term SOFR + 0.76%)	#	8/15/2036	126,690,000	122,017,762
BXMT Ltd. Series 2021-FL4 Class A†	6.486% (1 mo. USD Term SOFR + 1.16%)	#	5/15/2038	42,167,000	40,374,903
CF Trust Series 2019-BOSS Class A1†	8.615% (1 mo. USD Term SOFR + 3.30%)	#	12/15/2024	63,488,000	61,613,212
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA(g)	1.599%	#(h)	5/10/2058	56,225,458	1,342,276

See Notes to Schedule of Investments.	263

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(g)	1.075%	#(h)	11/10/2049	$142,246,021	$3,033,581
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(g)	0.638%	#(h)	12/10/2054	132,278,691	1,933,213
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class XB†(g)	Zero Coupon	#(h)	9/10/2045	130,156,625	1,302
Citigroup Commercial Mortgage Trust Series 2014-GC21 Class XA(g)	0.998%	#(h)	5/10/2047	58,041,909	3,187
Citigroup Commercial Mortgage Trust Series 2014-GC23 Class XB(g)	0.206%	#(h)	7/10/2047	120,131,000	92,465
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class AAB	2.944%		2/10/2048	986,850	979,316
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class XA(g)	1.301%	#(h)	2/10/2048	92,771,991	651,417
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(g)	0.326%	#(h)	6/10/2048	218,805,966	711,798
Citigroup Commercial Mortgage Trust Series 2015-GC35 Class XA(g)	0.709%	#(h)	11/10/2048	146,901,268	1,288,897
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	16,900,000	16,086,289
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class XA(g)	1.206%	#(h)	2/10/2049	89,202,907	1,577,509
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A4	3.314%		4/10/2049	44,660,000	42,427,911
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class XA(g)	1.648%	#(h)	4/10/2049	50,092,815	1,223,106
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A2	3.788%		3/10/2051	2,853,373	2,853,329
COLT Mortgage Loan Trust Series 2021-2 Class A1†	0.924%	#(h)	8/25/2066	10,371,004	8,220,767
Commercial Mortgage Pass-Through Certificates Series 2012-CR4 Class XA(g)	1.144%	#(h)	10/15/2045	40,900,034	2,483
Commercial Mortgage Pass-Through Certificates Series 2014-CR17 Class A5	3.977%		5/10/2047	6,739,545	6,710,975
Commercial Mortgage Pass-Through Certificates Series 2014-CR19 Class A4	3.532%		8/10/2047	2,813,823	2,794,327
Commercial Mortgage Pass-Through Certificates Series 2014-CR19 Class A5	3.796%		8/10/2047	10,150,000	10,078,608
Commercial Mortgage Pass-Through Certificates Series 2014-CR21 Class XA(g)	0.837%	#(h)	12/10/2047	88,511,821	355,109
Commercial Mortgage Pass-Through Certificates Series 2014-LC17 Class XA(g)	0.645%	#(h)	10/10/2047	78,835,868	100,137

264	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates Series 2014-UBS3 Class A3	3.546%		6/10/2047		$2,808,200	$2,797,756
Commercial Mortgage Pass-Through Certificates Series 2014-UBS3 Class A4	3.819%		6/10/2047		10,000,000	9,945,606
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class A4	3.838%		9/10/2047		25,610,000	25,250,561
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class XA(g)	0.811%	#(h)	9/10/2047		160,869,021	232,070
Commercial Mortgage Pass-Through Certificates Series 2015-DC1 Class A5	3.35%		2/10/2048		30,434,000	29,690,799
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class A4	3.708%		7/10/2048		15,978,000	15,529,918
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class A5	3.902%		7/10/2050		45,504,000	44,496,096
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class XA†(g)	0.369%	#(h)	7/10/2050		115,366,554	365,470
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(g)	1.365%	#(h)	8/10/2049		96,989,273	2,174,509
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(g)	0.54%	#(h)	9/15/2037		113,021,624	572,635
Credit Suisse Mortgage Capital Certificates Trust Series 2020-NQM1 Class A1†	1.208%	(i)	5/25/2065		11,390,789	10,377,391
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM1 Class A1†	0.809%	#(h)	5/25/2065		10,031,150	8,490,848
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM3 Class A1†	1.015%	#(h)	4/25/2066		22,575,837	18,409,392
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM5 Class A1†	0.938%	#(h)	5/25/2066		5,433,036	4,319,938
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM6 Class A1†	1.174%	#(h)	7/25/2066		18,378,026	14,754,920
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM7 Class A1†	1.756%	#(h)	10/25/2066		10,922,798	9,434,232
Credit Suisse Mortgage Capital Certificates Trust Series 2021-SRDC Class A†(d)	9.577% (1 mo. USD Term SOFR + 4.26%)	#	11/15/2023		25,000,000	22,983,853
Credit Suisse Mortgage Capital Certificates Trust Series 2022-NQM1 Class A1†	2.265%	#(h)	11/25/2066		28,127,245	24,595,906
CS Master Trust Series 2021-BLUF Class A†(d)	9.614% (1 mo. USD Term SOFR + 4.29%)	#	4/15/2023	(j)	47,600,000	46,320,364	(b)
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA(g)	1.857%	#(h)	1/15/2049		126,441,538	3,572,972

See Notes to Schedule of Investments.	265

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5	3.502%		11/15/2049	$24,857,993	$23,335,245
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA(g)	0.929%	#(h)	11/15/2049	197,855,745	3,255,004
CSMC Trust Series 2020-AFC1 Class A1†	3.24%	#(h)	2/25/2050	15,006,105	13,743,991
CSMC Trust Series 2021-BPNY Class A†	9.147% (1 mo. USD Term SOFR + 3.83%)	#	8/15/2026	64,750,000	58,075,719
DBJPM Mortgage Trust Series 2016-C3 Class XA(g)	1.407%	#(h)	8/10/2049	157,815,162	4,158,272
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	5,932,697	5,619,774
DBWF Mortgage Trust Series 2015-LCM Class XA†(g)	0.423%	#(h)	6/10/2034	11,723,246	61,568
Deephaven Residential Mortgage Trust Series 2021-3 Class A1†	1.194%	#(h)	8/25/2066	35,493,000	30,035,462
Ellington Financial Mortgage Trust Series 2020-2 Class A1†	1.178%	#(h)	10/25/2065	7,447,200	6,729,705
Ellington Financial Mortgage Trust Series 2021-3 Class A1†	1.241%	#(h)	9/25/2066	88,124	70,284
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7 Class M1†	6.172% (30 day USD SOFR Average + 0.85%)	#	11/25/2041	6,603,199	6,594,897
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7 Class M2†	7.122% (30 day USD SOFR Average + 1.80%)	#	11/25/2041	35,220,000	35,512,615
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3 Class M1†	6.172% (30 day USD SOFR Average + 0.85%)	#	9/25/2041	17,402,886	17,336,523
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	6.272% (30 day USD SOFR Average + 0.95%)	#	12/25/2041	76,710,266	76,373,508
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M1A†	7.322% (30 day USD SOFR Average + 2.00%)	#	4/25/2042	22,766,692	23,066,861
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1A†	7.522% (30 day USD SOFR Average + 2.20%)	#	5/25/2042	18,818,944	19,162,713

266	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	6.675% (30 day USD SOFR Average + 1.35%)	#	2/25/2044	$24,460,000	$24,538,884
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R02 Class 2M1†	6.222% (30 day USD SOFR Average + 0.90%)	#	11/25/2041	4,268,572	4,266,617
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M1†	7.621% (30 day USD SOFR Average + 2.30%)	#	5/25/2043	17,925,443	18,370,828
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06 Class 1M1†	7.022% (30 day USD SOFR Average + 1.70%)	#	7/25/2043	7,522,506	7,582,314
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.522% (30 day USD SOFR Average + 1.20%)	#	1/25/2042	10,303,415	10,314,211
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R04 Class 1M1†	7.322% (30 day USD SOFR Average + 2.00%)	#	3/25/2042	17,439,614	17,683,053
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.872% (30 day USD SOFR Average + 2.55%)	#	7/25/2042	24,399,884	25,078,591
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.721% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	20,437,825	20,945,259
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.822% (30 day USD SOFR Average + 2.50%)	#	4/25/2043	33,623,193	34,200,651
GS Mortgage Securities Corp. Trust Series 2017-GPTX Class A†	2.856%		5/10/2034	38,770,850	27,721,158
GS Mortgage Securities Corp. Trust Series 2017-GPTX Class B†	3.104%		5/10/2034	28,194,000	6,113,914
GS Mortgage Securities Corp. Trust Series 2021-ARDN Class A†	6.682% (1 mo. USD Term SOFR + 1.36%)	#	11/15/2036	47,270,000	46,516,185

See Notes to Schedule of Investments.	267

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.583% (1 mo. USD Term SOFR + 1.26%)	#	5/15/2026	$47,760,000	$44,531,634
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	10.083% (1 mo. USD Term SOFR + 4.76%)	#	5/15/2026	15,000,000	5,764,707
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class H†	11.333% (1 mo. USD Term SOFR + 6.01%)	#	5/15/2026	19,706,000	6,590,918
GS Mortgage Securities Trust Series 2012-GCJ9 Class XB†(g)	Zero Coupon	#(h)	11/10/2045	36,801,458	368
GS Mortgage Securities Trust Series 2014-GC26 Class XA(g)	0.898%	#(h)	11/10/2047	65,778,823	207,499
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.506%		10/10/2048	34,627,000	32,929,114
GS Mortgage Securities Trust Series 2015-GS1 Class XA(g)	0.754%	#(h)	11/10/2048	87,543,829	886,819
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	28,917,000	27,370,941
GS Mortgage Securities Trust Series 2016-GS2 Class XA(g)	1.727%	#(h)	5/10/2049	158,555,091	4,262,500
GS Mortgage Securities Trust Series 2020-GC45 Class A2	2.898%		2/13/2053	15,180,000	14,348,599
HMH Trust Series 2017-NSS Class A†	3.062%		7/5/2031	33,687,000	29,494,734
HMH Trust Series 2017-NSS Class B†	3.343%		7/5/2031	21,685,000	17,375,106
HMH Trust Series 2017-NSS Class C†	3.787%		7/5/2031	16,116,000	12,036,718
HMH Trust Series 2017-NSS Class D†	4.723%		7/5/2031	21,309,000	13,984,031
HONO Mortgage Trust Series 2021-LULU Class A†	6.583% (1 mo. USD Term SOFR + 1.26%)	#	10/15/2036	25,030,000	24,195,082
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XA10†(g)	1.293%	#(h)	8/5/2034	150,785,000	25,721
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XA7†(g)	1.245%	#(h)	8/5/2034	141,898,964	23,893
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class XA(g)	0.987%	#(h)	4/15/2046	4,233,274	200
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C24 Class XA(g)	0.814%	#(h)	11/15/2047	82,788,040	148,224
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C25 Class XA(g)	0.794%	#(h)	11/15/2047	140,792,403	343,829
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	163,798,100	58,148,326

268	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class B†	3.771%		6/10/2027	$20,772,000	$2,944,431
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class C†	3.805%	#(h)	6/10/2027	14,352,000	958,879
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.805%	#(h)	6/10/2027	25,795,381	553,891
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†(g)	0.376%	#(h)	6/10/2027	102,274,000	343,330
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†(g)	0.034%	#(h)	6/10/2027	45,476,000	32,642
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class XA(g)	0.542%	#(h)	5/15/2048	45,612,481	214,588
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(g)	0.577%	#(h)	12/15/2049	135,695,931	1,614,090
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class A3	3.379%		9/15/2050	9,616,691	9,256,374
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(g)	0.985%	#(h)	9/15/2050	257,744,317	5,976,833
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.635% (1 mo. USD Term SOFR + 1.32%)	#	11/15/2035	13,730,000	13,098,747
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class A†	6.815% (1 mo. USD Term SOFR + 1.50%)	#	4/15/2031	25,048,000	17,057,688
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class B†	7.515% (1 mo. USD Term SOFR + 2.20%)	#	4/15/2031	14,359,000	8,763,131
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class C†	7.915% (1 mo. USD Term SOFR + 2.60%)	#	4/15/2031	10,408,000	5,835,514
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX†(g)	1.116%	#(h)	7/5/2033	155,900,000	21,020
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class A†	3.884%		1/5/2034	31,603,312	30,473,194
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class B†	4.235%		1/5/2034	13,737,000	13,096,002
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class C†	4.536%		1/5/2034	12,800,000	12,149,392
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-UES Class A†	3.81%		5/5/2032	6,460,000	6,225,120
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class A†	6.733% (1 mo. USD Term SOFR + 1.41%)	#	8/15/2033	50,480,000	47,728,767

See Notes to Schedule of Investments.	269

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class B†	7.883% (1 mo. USD Term SOFR + 2.56%)	#	8/15/2033	$41,740,000	$37,718,691
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class C†	9.383% (1 mo. USD Term SOFR + 4.06%)	#	8/15/2033	37,430,000	30,347,014
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class XA(g)	0.928%	#(h)	1/15/2048	124,073,056	363,236
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA(g)	0.419%	#(h)	7/15/2048	103,364,793	466,744
Key Commercial Mortgage Securities Trust Series 2019-S2 Class A1†	2.656%		6/15/2052	3,385,046	3,341,770
Key Commercial Mortgage Securities Trust Series 2019-S2 Class X†(g)	1.41%	#(h)	6/15/2052	112,466,463	5,397,363
KIND Trust Series 2021-KIND Class A†	6.385% (1 mo. USD Term SOFR + 1.06%)	#	8/15/2038	77,046,719	74,746,066
Ladder Capital Commercial Mortgage Trust Series 2013-GCP Class A1†	3.575%		2/15/2036	4,402,450	4,115,713
Life Mortgage Trust Series 2022-BMR2 Class A1†	6.613% (1 mo. USD Term SOFR + 1.30%)	#	5/15/2039	52,370,000	51,971,522
LSTAR Commercial Mortgage Trust Series 2016-4 Class XA†(g)	1.70%	#(h)	3/10/2049	58,178,732	651,904
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	32,085,018	31,628,669
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class XB†(g)	0.099%	#(h)	5/15/2046	77,045,457	99,406
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014 C19 Class XA(g)	0.95%	#(h)	12/15/2047	95,926,943	196,919
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class A4	3.325%		5/15/2049	18,050,000	17,201,937
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class XA(g)	1.505%	#(h)	5/15/2049	105,100,294	2,289,662
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(g)	1.263%	#(h)	11/15/2049	217,020,333	5,406,172
Morgan Stanley Capital I Trust Series 2015-UBS8 Class ASB	3.626%		12/15/2048	2,777,202	2,733,627
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA(g)	1.436%	#(h)	8/15/2049	66,172,059	1,801,825
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB(g)	0.88%	#(h)	8/15/2049	121,222,774	2,332,944
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	4,976,166	4,738,620

270	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MTK Mortgage Trust Series 2021-GRNY Class A†	7.183% (1 mo. USD Term SOFR + 1.86%)	#	12/15/2038	$23,552,500	$23,313,079
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	6.717% (1 mo. USD Term SOFR + 1.40%)	#	3/15/2039	13,544,000	13,300,575
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(h)	1/26/2060	5,264,725	4,813,395
One New York Plaza Trust Series 2020-1NYP Class A†	6.383% (1 mo. USD Term SOFR + 1.06%)	#	1/15/2036	29,522,000	28,743,148
One New York Plaza Trust Series 2020-1NYP Class AJ†	6.683% (1 mo. USD Term SOFR + 1.36%)	#	1/15/2036	25,125,000	23,976,642
Palisades Center Trust Series 2016-PLSD Class C†	3.998%		4/13/2033	40,040,000	4,040,236
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	34,071,926	719,088
Prima Capital CRE Securitization Ltd. Series 2019-7A Class A†	2.25%		12/25/2050	2,376,271	2,361,966	(b)
Ready Capital Mortgage Financing LLC Series 2021-FL6 Class A†	6.385% (1 mo. USD Term SOFR + 1.06%)	#	7/25/2036	31,128,803	30,857,018
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.971% (30 day USD SOFR Average + 1.65%)	#	1/25/2037	43,933,719	43,687,865
Ready Capital Mortgage Trust Series 2019-5 Class A†	3.777%		2/25/2052	169,886	169,532
ReadyCap Commercial Mortgage Trust Series 2018-4 Class A†	3.39%		2/27/2051	1,956,444	1,888,907
ReadyCap Commercial Mortgage Trust Series 2019-6 Class A†	2.833%		10/25/2052	17,655,740	17,019,154
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(h)	1/26/2060	2,340,776	2,235,551
Shops at Crystals Trust Series 2016-CSTL Class XA†(g)	0.606%	#(h)	7/5/2036	112,000,000	1,285,064
SHOW Trust Series 2022-BIZ Class A†	8.306% (1 mo. USD Term SOFR + 2.98%)	#	1/15/2027	186,000,000	173,493,408
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.318% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	66,110,000	65,508,016
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(h)	2/25/2050	1,299,185	1,216,987
Starwood Mortgage Residential Trust Series 2021-2 Class A1†	0.943%	#(h)	5/25/2065	6,267,108	5,669,891

See Notes to Schedule of Investments.	271

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust Series 2017-C6 Class XA(g)	1.153%	#(h)	12/15/2050	$267,352,495	$8,479,138
Verus Securitization Trust Series 2020-1 Class A1†	3.417%	(i)	1/25/2060	4,089,287	3,903,788
Verus Securitization Trust Series 2020-4 Class A1†	1.502%	(i)	5/25/2065	9,453,861	8,906,569
Verus Securitization Trust Series 2020-5 Class A1†	1.218%	(i)	5/25/2065	9,817,896	9,229,344
Verus Securitization Trust Series 2021-1 Class A1†	0.815%	#(h)	1/25/2066	18,808,435	16,356,219
Verus Securitization Trust Series 2021-3 Class A1†	1.046%	#(h)	6/25/2066	33,161,625	27,612,713
Verus Securitization Trust Series 2021-5 Class A1†	1.013%	#(h)	9/25/2066	29,320,644	24,507,138
Verus Securitization Trust Series 2021-R2 Class A1†	0.918%	#(h)	2/25/2064	6,826,773	6,039,703
Verus Securitization Trust Series 2021-R3 Class A1†	1.02%	#(h)	4/25/2064	20,795,374	18,463,933
Wells Fargo Commercial Mortgage Trust Series 2014-LC16 Class A5	3.817%		8/15/2050	7,683,687	7,612,206
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XA(g)	0.585%	#(h)	6/15/2048	119,727,230	683,571
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class XA(g)	0.645%	#(h)	9/15/2048	138,043,489	890,408
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(g)	1.711%	#(h)	8/15/2049	179,850,126	5,327,071
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A4	3.56%		1/15/2059	14,295,000	13,752,872
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA(g)	2.059%	#(h)	6/15/2049	115,565,660	3,086,597
WF-RBS Commercial Mortgage Trust Series 2014-C20 Class A5	3.995%		5/15/2047	8,414,414	8,366,764
WFRBS Commercial Mortgage Trust Series 2014-C21 Class A4	3.41%		8/15/2047	10,280,606	10,203,683
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XB(g)	0.637%	#(h)	8/15/2047	77,368,500	194,210
WF-RBS Commercial Mortgage Trust Series 2014-C22 Class XA(g)	0.758%	#(h)	9/15/2057	68,726,332	118,354
WF-RBS Commercial Mortgage Trust Series 2014-C22 Class XB(g)	0.449%	#(h)	9/15/2057	37,769,102	73,370
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,627,374,383)					3,076,374,447

272	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
U.S. TREASURY OBLIGATIONS 3.17%
U.S. Treasury Inflation-Indexed Notes(k)	0.25%	1/15/2025	$331,142,724	$325,400,130
U.S. Treasury Notes	4.125%	1/31/2025	289,389,000	286,892,192
U.S. Treasury Notes(l)	4.25%	1/31/2026	178,859,700	177,539,213
U.S. Treasury Notes	4.625%	2/28/2026	250,000,000	249,990,235
U.S. Treasury Notes	5.00%	9/30/2025	317,391,300	318,438,939
Total U.S. Treasury Obligations (cost $1,355,381,040)				1,358,260,709
Total Long-Term Investments (cost $43,830,261,786)				42,842,183,931

SHORT-TERM INVESTMENTS 1.84%

COMMERCIAL PAPER 0.33%

Home Furnishings 0.03%
Leggett & Platt, Inc.†	5.831%	3/1/2024	10,237,000	10,237,000
Leggett & Platt, Inc.†	5.851%	3/1/2024	1,050,000	1,050,000
Total				11,287,000

Retail 0.30%
Walgreens Boots Alliance, Inc.†	6.525%	3/18/2024	130,909,000	130,513,364
Total Commercial Paper (cost $141,800,364)				141,800,364

REPURCHASE AGREEMENTS 1.51%
Repurchase Agreement dated 2/29/2024, 5.300% due 3/1/2024 with Barclays Bank PLC collateralized by $178,251,000 of U.S. Treasury Bill at 0.250% due 3/15/2024; value: $178,094,896; proceeds: $174,628,544 (cost $174,602,839)			174,602,839	174,602,839
Repurchase Agreement dated 2/29/2024, 5.310% due 3/1/2024 with Barclays Bank PLC collateralized by $331,544,000 of U.S. Treasury Bond at 4.250% due 2/15/2054; value: $323,396,100; proceeds: $317,101,766 (cost $317,055,000)			317,055,000	317,055,000
Repurchase Agreement dated 2/29/2024, 2.800% due 3/1/2024 with Fixed Income Clearing Corp. collateralized by $159,812,600 of U.S. Treasury Note at 4.625% due 2/28/2026; value: $159,725,202; proceeds: $156,605,468 (cost $156,593,288)			156,593,288	156,593,288
Total Repurchase Agreements (cost $648,251,127)				648,251,127
Total Short-Term Investments (cost $790,051,491)				790,051,491
Total Investments in Securities 101.81% (cost $44,620,313,277)				43,632,235,422
Other Assets and Liabilities – Net(m) (1.81)%				(776,444,773)
Net Assets 100.00%				$42,855,790,649

See Notes to Schedule of Investments.	273

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal/Shares Amount are denominated in U.S dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2024, the total value of Rule 144A securities was $21,445,850,207, which represents 50.04% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2024.
(a)	Securities purchased on a when-issued basis.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Defaulted (non-income producing security).
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2024.
(f)	Interest Rate to be determined.
(g)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Step Bond – Security with a predetermined schedule of interest rate changes.
(j)	Maturity date has passed. As of February 29, 2024, an extension is available to June 15, 2024.
(k)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(l)	Security has been fully or partially segregated for open reverse repurchase agreements as of February 29, 2024.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at February 29, 2024(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
Markit CDX.NA.IG.S41(4)(5)	Goldman Sachs	1.000%	12/20/2028	$216,728,000	$1,934,084	$2,537,960	$4,472,044

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $2,537,960. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of investment grade securities.

274	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Centrally Cleared Interest Rate Swap Contracts at February 29, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	3.872%	12-Month USD SOFR	5/31/2028	$2,290,863,000	$16,836,996	(2)
Goldman Sachs	12-Month USD SOFR Index	4.792%	9/30/2025	5,000,000	4,143
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$16,841,139

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Depreciation
Goldman Sachs	4.264%	12-Month USD SOFR Index	3/31/2026	$2,533,915,000		$(4,089,156)

SOFR	Secured Overnight Financing Rate.
(1)	Central Clearinghouse: Chicago Mercantile Exchange (CME).
(2)	Unrealized appreciation on Centrally Cleared Interest Rate Swap Contract is $25,515,853, which includes upfront payment of $(8,678,857). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at February 29, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.079%	CPI Urban Consumer NSA	7/15/2024	$117,695,000	$828,295
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	117,695,000	408,082
Goldman Sachs	2.548%	CPI Urban Consumer NSA	3/27/2025	245,000,000	1,035,787
Goldman Sachs	2.750%	CPI Urban Consumer NSA	3/24/2024	245,000,000	1,021,113
Goldman Sachs	4.145%	CPI Urban Consumer NSA	4/15/2024	261,224,873	2,900,573
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$6,193,850

See Notes to Schedule of Investments.	275

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Credit Default Swap Contracts on Indexes - Sell Protection at February 29, 2024(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.A.10	Morgan Stanley	2.000%	11/17/2059	$15,000,000	$(70,045)	$(1,047,753)	$(1,117,798)
Markit CMBX.NA.A.10	Morgan Stanley	2.000%	11/17/2059	25,000,000	(113,410)	(1,749,586)	(1,862,996)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	2,861,708	(26,715)	(289,003)	(315,718)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,430,854	(21,807)	(136,052)	(157,859)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	715,427	(7,949)	(70,980)	(78,929)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,430,854	(25,597)	(132,262)	(157,859)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	715,427	(10,467)	(68,462)	(78,929)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,430,854	(15,466)	(142,393)	(157,859)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,430,854	(15,899)	(141,960)	(157,859)
Markit CMBX.NA.AA.6	Morgan Stanley	1.500%	5/11/2063	4,292,562	(35,066)	(438,511)	(473,577)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	7,684,536	(110,326)	(732,908)	(843,234)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	5,488,954	(90,880)	(511,430)	(602,310)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	4,391,163	(64,229)	(417,619)	(481,848)
					$(607,856)	$(5,878,919)	$(6,486,775)

*	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $5,878,919.
(4)	Includes upfront payments paid (received).

276	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 29, 2024

Forward Foreign Currency Exchange Contracts at February 29, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	State Street Bank and Trust	5/9/2024	26,597,000	$19,786,255	$19,617,615	$168,640

Futures Contracts at February 29, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2024	67,263	Long	$13,772,595,785	$13,772,099,250	$(496,535)
U.S. 5-Year Treasury Note	June 2024	23,199	Short	(2,478,403,543)	(2,480,118,094)	(1,714,551)
Total Unrealized Depreciation on Futures Contracts						$(2,211,086)

Reverse Repurchase Agreement Payables as of February 29, 2024:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date	Fair Value(2)
Barclays Bank PLC	$174,602,839	$178,859,700 principal, U.S. Treasury Notes at 4.25% due 1/31/2026, $177,539,213 fair value	4.100%	2/29/2024	3/1/2024	$174,622,724

(1)	The positive interest rate on the reverse repurchase agreement results in interest expense to the Fund.
(2)	Total fair value of reverse repurchase agreement is presented net of interest payable of $19,885.

See Notes to Schedule of Investments.	277

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND February 29, 2024

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$5,833,546,695	$34,332,837	$5,867,879,532
Remaining Industries	–	4,420,499,286	–	4,420,499,286
Corporate Bonds	–	25,600,519,208	–	25,600,519,208
Floating Rate Loans	–	2,377,044,930	–	2,377,044,930
Foreign Government Obligations	–	37,522,328	–	37,522,328
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	11,343,273	–	11,343,273
Government Sponsored Enterprises Pass-Throughs	–	92,740,218	–	92,740,218
Non-Agency Commercial Mortgage-Backed Securities	–	3,027,692,117	48,682,330	3,076,374,447
U.S. Treasury Obligations	–	1,358,260,709	–	1,358,260,709
Short-Term Investments
Commercial Paper	–	141,800,364	–	141,800,364
Repurchase Agreements	–	648,251,127	–	648,251,127
Total	$–	$43,549,220,255	$83,015,167	$43,632,235,422
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$4,472,044	$–	$4,472,044
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	16,841,139	–	16,841,139
Liabilities	–	(4,089,156)	–	(4,089,156)
Centrally Cleared CPI Swap Contracts
Assets	–	6,193,850	–	6,193,850
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(6,486,775)	–	(6,486,775)
Forward Foreign Currency Exchange Contracts
Assets	–	168,640	–	168,640
Liabilities	–	–	–	–
Futures Contracts
Assets	–	–	–	–
Liabilities	(2,211,086)	–	–	(2,211,086)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(174,622,724)	–	(174,622,724)
Total	$(2,211,086)	$(157,522,982)	$–	$(159,734,068)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

278	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 111.51%

ASSET-BACKED SECURITIES 15.88%

Automobiles 4.50%
BMW Vehicle Lease Trust Series 2023-1 Class A4	5.07%	6/25/2026	$11,350,000	$11,309,863
Capital One Prime Auto Receivables Trust Series 2022-1 Class A2	2.71%	6/16/2025	134,641	134,508
Carvana Auto Receivables Trust Series 2019-3A Class E†	4.60%	7/15/2026	2,836,007	2,822,077
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%	7/15/2027	10,577,000	10,342,122
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	16,685,000	16,888,253
CPS Auto Receivables Trust Series 2019-B Class E†	5.00%	3/17/2025	413,923	413,750
CPS Auto Receivables Trust Series 2020-A Class E†	4.09%	12/15/2025	513,233	511,714
Donlen Fleet Lease Funding 2 LLC Series 2021-2 Class A2†	0.56%	12/11/2034	732,213	727,280
Exeter Automobile Receivables Trust 2023-1 Class E†	12.07%	9/16/2030	4,450,000	5,041,272
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	10,000,000	10,083,996
Flagship Credit Auto Trust Series 2018-4 Class E†	5.51%	3/16/2026	8,042,207	8,032,377
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	10,745,292	10,671,191
Ford Credit Auto Lease Trust Series 2023-A Class A3	4.94%	3/15/2026	13,850,000	13,796,604
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	8,711,000	8,544,775
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	10,505,000	10,481,629
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	6,270,000	6,255,105
Santander Drive Auto Receivables Trust 2023-2 Class C	5.47%	12/16/2030	7,790,000	7,765,631
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%	10/16/2028	6,050,000	5,976,440
Santander Drive Auto Receivables Trust Series 2024-1 Class C	5.45%	3/15/2030	7,800,000	7,794,932
Tricolor Auto Securitization Trust Series 2021-1A Class E†	3.23%	9/15/2026	3,176,325	3,149,450
Westlake Automobile Receivables Trust Series 2020-3A Class E†	3.34%	6/15/2026	8,700,000	8,589,557
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	4,415,000	4,411,736
Total				153,744,262

See Notes to Schedule of Investments.	279

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Credit Card 1.63%
Capital One Multi-Asset Execution Trust Series 2022-A1 Class A1	2.80%		3/15/2027	$35,150,000	$34,291,788
Genesis Sales Finance Master Trust Series 2021-AA Class B†	1.45%		12/21/2026	8,410,000	7,908,596
Genesis Sales Finance Master Trust Series 2021-AA Class D†	2.09%		12/21/2026	8,967,000	8,212,495
Perimeter Master Note Business Trust Series 2021-1A Class B†	4.17%		12/15/2026	5,875,000	5,309,541
Total					55,722,420

Other 9.70%
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	9,620,000	9,681,807
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	12,780,000	12,972,013
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	2,600,000	2,597,041
AMMC CLO XIII Ltd. Series 2013-13A Class A2LR†	7.28% (3 mo. USD Term SOFR + 1.96%)	#	7/24/2029	631,130	633,483
Anchorage Capital CLO Ltd. Series 2015-6A Class B1R†	7.326% (3 mo. USD Term SOFR + 2.01%)	#	7/15/2030	4,080,000	4,082,236
Apidos CLO XII Series 2013-12A Class BR†	6.976% (3 mo. USD Term SOFR + 1.66%)	#	4/15/2031	5,050,000	5,034,533
Apidos CLO XXIV Series 2016-24A Class A1AL†	6.529% (3 mo. USD Term SOFR + 1.21%)	#	10/20/2030	6,700,201	6,702,881
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.532% (1 mo. USD Term SOFR + 1.21%)	#	5/15/2036	5,815,117	5,799,634
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	6.502% (1 mo. USD Term SOFR + 1.18%)	#	8/15/2034	5,910,000	5,865,823
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.782% (1 mo. USD Term SOFR + 1.46%)	#	11/15/2036	6,317,000	6,298,251
ARES XL CLO Ltd. Series 2016-40A Class A1RR†	6.446% (3 mo. USD Term SOFR + 1.13%)	#	1/15/2029	2,228,650	2,234,742
Avant Loans Funding Trust Series 2021-REV1 Class D†	4.30%		7/15/2030	4,325,000	4,021,219

280	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031		$15,210,000	$15,199,522
Bain Capital Credit CLO Ltd. Series 2023-4A Class C†	8.323% (3 mo. USD Term SOFR + 2.90%)	#	10/21/2036		3,840,000	3,865,817
Bain Capital Credit CLO Ltd. Series 2023-4A Class D†	10.423% (3 mo. USD Term SOFR + 5.00%)	#	10/21/2036		6,890,000	7,049,595
Ballyrock CLO 25 Ltd. Series 2023-25A Class A2†	7.774% (3 mo. USD Term SOFR + 2.45%)	#	1/25/2036		7,030,000	7,074,100
Ballyrock CLO Ltd. Series 2020-2A Class A1R†	6.589% (3 mo. USD Term SOFR + 1.27%)	#	10/20/2031		5,970,278	5,976,248
BlueMountain CLO XXXI Ltd. Series 2021-31A Class A1†	6.721% (3 mo. USD Term SOFR + 1.41%)	#	4/19/2034		6,950,000	6,940,270
Carlyle Global Market Strategies CLO Ltd. Series 2012-3A Class A1A2†	6.756% (3 mo. USD Term SOFR + 1.44%)	#	1/14/2032		3,986,845	3,989,636
Carlyle U.S. CLO Ltd. Series 2017-3A Class A1AR†	6.479% (3 mo. USD Term SOFR + 1.16%)	#	7/20/2029		5,629,655	5,631,344
Carlyle U.S. CLO Ltd. Series 2023-2A Class C†	8.318% (3 mo. USD Term SOFR + 3.00%)	#	7/20/2036		5,940,000	5,984,717
Carlyle U.S. CLO Ltd. Series 2024-1A Class B†(a)	5.72% (3 mo. USD Term SOFR + 2.00%)	#	4/15/2037		6,950,000	6,943,413
CIFC Funding Ltd. 2021-1A Class B†	7.136% (3 mo. USD Term SOFR + 1.81%)	#	4/25/2033		3,420,000	3,430,274
CIFC Funding Ltd. Series 2014-5A Class A1R2†	6.778% (3 mo. USD Term SOFR + 1.46%)	#	10/17/2031		3,830,000	3,834,213
Dryden 107 CLO Ltd. Series 2023-107A Class C†	8.307% (3 mo. USD Term SOFR + 3.00%)	#	8/15/2035		4,420,000	4,454,004
Elmwood CLO Ltd. Series 2023-3A Class B†	7.694% (3 mo. USD Term SOFR + 2.35%)	#	12/11/2033		6,450,000	6,492,567
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	2,649,000	1,816,184
Fairstone Financial Issuance Trust Series I 2020-1A Class C†	5.162%		10/20/2039	CAD	20,760,000	14,229,219

See Notes to Schedule of Investments.	281

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Galaxy XXI CLO Ltd. Series 2015-21A Class AR†	6.599% (3 mo. USD Term SOFR + 1.28%)	#	4/20/2031	$1,673,390	$1,672,721
GoldenTree Loan Management U.S. CLO Ltd. Series 2022-16A Class BR†	7.857% (3 mo. USD Term SOFR + 2.50%)	#	1/20/2034	7,560,000	7,608,861
GoldenTree Loan Management U.S. CLO Ltd. Series 2024-19A Class C†	7.671% (3 mo. USD Term SOFR + 2.35%)	#	4/20/2037	5,040,000	5,046,949
Greywolf CLO VII Ltd. Series 2018-2A Class A1†	6.758% (3 mo. USD Term SOFR + 1.44%)	#	10/20/2031	3,800,000	3,814,820
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	11,751,000	10,905,269
Lendmark Funding Trust Series 2021-1A Class A†	1.90%		11/20/2031	8,300,000	7,584,769
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.874% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	6,399,603	6,343,606
Magnetite XXXVIII Ltd. Series 2024-38A Class B†(a)	5.96% (3 mo. USD Term SOFR + 2.00%)	#	4/15/2037	6,500,000	6,500,000
Marble Point CLO XVII Ltd. Series 2020-1A Class A†	6.879% (3 mo. USD Term SOFR + 1.56%)	#	4/20/2033	7,154,498	7,140,904
ME Funding LLC Series 2019-1 Class A2†	6.448%		7/30/2049	2,524,928	2,512,779
MF1 LLC Series 2024-FL14 Class A†	7.055% (1 mo. USD Term SOFR + 1.74%)	#	3/19/2039	7,680,000	7,704,061	(b)
Mountain View CLO LLC Series 2017-1A Class AR†	6.666% (3 mo. USD Term SOFR + 1.35%)	#	10/16/2029	2,190,205	2,191,300
Neuberger Berman CLO XVII Ltd. Seires 2014-17A Class BR2†	7.079% (3 mo. USD Term SOFR + 1.76%)	#	4/22/2029	7,380,000	7,401,986
OCP CLO Ltd. Series 2014-5 Class A1R†	6.666% (3 mo. USD Term SOFR + 1.34%)	#	4/26/2031	3,473,367	3,486,091
Parallel Ltd. Series 2017-1A Class A1R†	6.609% (3 mo. USD Term SOFR + 1.29%)	#	7/20/2029	595,254	596,776
Peebles Park CLO Ltd. Series 2024-1A Class B1†(a)	8.529% (3 mo. USD Term SOFR + 2.00%)	#	4/21/2037	5,370,000	5,370,000
RAD CLO 6 Ltd. Series 2019-6A Class A1†	6.959% (3 mo. USD Term SOFR + 1.64%)	#	1/20/2033	8,550,000	8,580,625

282	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Regatta XXVII Funding Ltd. Series 2024-1A Class B†(a)	5.69% (3 mo. USD Term SOFR + 2.00%)	#	4/26/2037	$5,500,000	$5,500,000
Rockford Tower CLO Ltd. Series 2018-1A Class A†	6.681% (3 mo. USD Term SOFR + 1.36%)	#	5/20/2031	7,803,718	7,792,793
RR Ltd. Series 2022-24A Class A2R†	7.747% (3 mo. USD Term SOFR + 2.40%)	#	1/15/2036	7,460,000	7,507,184
SCF Equipment Leasing LLC Series 2021-1A Class E†	3.56%		8/20/2032	3,600,000	3,385,674
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	6,393,975	6,011,103
Signal Peak CLO 8 Ltd. Series 2020-8A Class A†	6.849% (3 mo. USD Term SOFR + 1.53%)	#	4/20/2033	12,021,647	12,004,815
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	1,625,360	1,375,806
Texas Debt Capital CLO Ltd. Series 2024-1A Class B†(a)	7.263% (3 mo. USD Term SOFR + 1.95%)	#	4/22/2037	8,660,000	8,660,000
Valley Stream Park CLO Ltd. Series 2022-1A Class BR†	7.568% (3 mo. USD Term SOFR + 2.25%)	#	10/20/2034	6,310,000	6,350,055
Voya CLO Ltd. Series 2018-1A Class A2†	6.871% (3 mo. USD Term SOFR + 1.56%)	#	4/19/2031	4,240,000	4,246,360
Voya CLO Ltd. Series 2018-2A Class A1†	6.576% (3 mo. USD Term SOFR + 1.26%)	#	7/15/2031	5,265,999	5,270,738
Total					331,400,831

Rec Vehicle Loan 0.05%
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	1,741,902	1,733,888

Student Loan 0.00%
Towd Point Asset Trust Series 2018-SL1 Class A†	6.035% (1 mo. USD Term SOFR + 0.71%)	#	1/25/2046	119,921	119,856
Total Asset-Backed Securities (cost $547,749,968)					542,721,257

CORPORATE BONDS 48.01%

Advertising 0.10%
Clear Channel Outdoor Holdings, Inc.†	7.50%		6/1/2029	4,141,000	3,431,067

See Notes to Schedule of Investments.	283

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Aerospace/Defense 0.27%
Bombardier, Inc. (Canada)†(c)	6.00%		2/15/2028	$3,261,000	$3,168,908
Spirit AeroSystems, Inc.†	9.375%		11/30/2029	2,917,000	3,157,956
TransDigm, Inc.	4.625%		1/15/2029	3,334,000	3,060,212
Total					9,387,076

Agriculture 0.98%
BAT Capital Corp.	3.222%		8/15/2024	9,864,000	9,749,039
BAT Capital Corp.	5.834%		2/20/2031	3,251,000	3,241,085
BAT Capital Corp.	6.343%		8/2/2030	8,550,000	8,834,410
Philip Morris International, Inc.	5.625%		11/17/2029	6,862,000	7,029,692
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	4,776,000	4,677,287
Total					33,531,513

Airlines 0.35%
American Airlines, Inc.†	7.25%		2/15/2028	3,269,000	3,299,182
British Airways Pass-Through Trust Class A (United Kingdom)†(c)	4.25%		5/15/2034	6,106,664	5,690,780
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)(d)	7.875%		5/1/2027	3,396,000	2,879,847
Total					11,869,809

Apparel 0.25%
Tapestry, Inc.	7.35%		11/27/2028	8,190,000	8,573,020

Auto Manufacturers 0.75%
Ford Motor Credit Co. LLC	3.375%		11/13/2025	4,291,000	4,118,658
Ford Motor Credit Co. LLC	4.134%		8/4/2025	3,940,000	3,846,054
Hyundai Capital America†	1.80%		10/15/2025	5,169,000	4,874,418
Hyundai Capital America†	5.40%		1/8/2031	5,010,000	5,018,371
Hyundai Capital America†	5.80%		6/26/2025	3,586,000	3,600,471
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	3,921,000	4,021,742
Total					25,479,714

Auto Parts & Equipment 0.09%
Goodyear Tire & Rubber Co.	5.00%		7/15/2029	3,430,000	3,160,955

Banks 14.47%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037	5,400,000	4,299,568
Bank of America Corp.	1.658% (SOFR + 0.91%)	#	3/11/2027	4,792,000	4,447,607
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029	17,835,000	15,679,685

284	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	$3,157,000	$2,645,007
Bank of America Corp.	3.458% (3 mo. USD Term SOFR + 1.23%)	#	3/15/2025	7,498,000	7,492,077
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028	10,476,000	9,934,530
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029	5,597,000	5,324,995
Bank of America Corp.	4.00%		1/22/2025	2,367,000	2,333,130
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%)	#	4/26/2034	5,472,000	5,334,883
BankUnited, Inc.	5.125%		6/11/2030	6,768,000	6,130,347
Barclays PLC (United Kingdom)(c)	3.932% (3 mo. USD LIBOR + 1.61%)	#	5/7/2025	11,506,000	11,461,801
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%)	#	1/8/2039	6,200,000	6,430,857
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%)	#	6/9/2026	9,609,000	9,201,717
BNP Paribas SA (France)†(c)	4.375% (5 yr. USD Swap + 1.48%)	#	3/1/2033	9,174,000	8,622,261
BNP Paribas SA (France)†(c)	5.738% (SOFR + 1.88%)	#	2/20/2035	6,580,000	6,518,832
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	13,692,000	13,163,898
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030	26,656,000	24,996,201
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	3,361,000	3,345,676
Citigroup, Inc.	5.827% (SOFR + 2.06%)	#	2/13/2035	8,705,000	8,519,880
Citizens Bank NA	4.119% (SOFR + 1.40%)	#	5/23/2025	7,144,000	7,093,131
Citizens Bank NA	6.064% (SOFR + 1.45%)	#	10/24/2025	2,405,000	2,391,620
Danske Bank AS (Denmark)†(c)	3.773% (1 yr. CMT + 1.45%)	#	3/28/2025	16,133,000	16,102,131
Danske Bank AS (Denmark)†(c)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026	8,151,000	8,184,395
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%)	#	9/27/2025	6,617,000	6,488,605
Freedom Mortgage Corp.†	12.25%		10/1/2030	3,000,000	3,304,527

See Notes to Schedule of Investments.	285

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
HSBC Holdings PLC (United Kingdom)(c)	3.803% (3 mo. USD Term SOFR + 1.47%)	#	3/11/2025	$6,281,000	$6,277,869
Intesa Sanpaolo SpA (Italy)†(c)	6.625%		6/20/2033	8,959,000	9,064,855
JPMorgan Chase & Co.	2.739% (3 mo. USD Term SOFR + 1.51%)	#	10/15/2030	10,975,000	9,633,463
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%)	#	5/1/2028	9,410,000	8,946,847
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%)	#	6/14/2025	11,388,000	11,319,184
M&T Bank Corp.	5.053% (SOFR + 1.85%)	#	1/27/2034	5,074,000	4,661,109
Macquarie Bank Ltd. (Australia)†(c)	3.624%		6/3/2030	2,821,000	2,479,741
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%)	#	6/23/2032	11,002,000	9,056,982
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD LIBOR + 1.73%)	#	3/27/2029	9,640,000	9,321,449
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	5.541% (1 yr. CMT + 1.50%)	#	4/17/2026	3,928,000	3,926,175
Morgan Stanley	4.21% (SOFR + 1.61%)	#	4/20/2028	4,606,000	4,459,148
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	31,126,000	29,895,604
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037	4,900,000	4,696,085
NatWest Group PLC (United Kingdom)(c)	4.269% (3 mo. USD LIBOR + 1.76%)	#	3/22/2025	13,020,000	13,008,890
NatWest Group PLC (United Kingdom)(c)	5.808% (1 yr. CMT + 1.95%)	#	9/13/2029	4,202,000	4,246,743
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026	6,251,000	6,424,717
Royal Bank of Canada (Canada)(c)	6.00%		11/1/2027	7,909,000	8,146,741
State Street Corp.	4.164% (SOFR + 1.73%)	#	8/4/2033	5,123,000	4,740,866
Truist Financial Corp.	5.711% (SOFR + 1.92%)	#	1/24/2035	7,223,000	7,156,155
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034	7,299,000	6,872,434
U.S. Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033	12,314,000	11,513,687
U.S. Bancorp	5.678% (SOFR + 1.86%)	#	1/23/2035	7,274,000	7,261,188

286	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
UBS AG (Switzerland)(c)	5.125%		5/15/2024	$9,363,000	$9,339,827
UBS Group AG (Switzerland)†(c)	1.364% (1 yr. CMT + 1.08%)	#	1/30/2027	5,819,000	5,363,588
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	8,920,000	8,083,370
UBS Group AG (Switzerland)†(c)	4.703% (1 yr. CMT + 2.05%)	#	8/5/2027	4,487,000	4,398,863
UBS Group AG (Switzerland)†(c)	4.988% (1 yr. CMT + 2.40%)	#	8/5/2033	8,174,000	7,795,367
UBS Group AG (Switzerland)†(c)	6.327% (1 yr. CMT + 1.60%)	#	12/22/2027	2,685,000	2,739,643
UBS Group AG (Switzerland)†(c)	6.373% (SOFR + 3.34%)	#	7/15/2026	12,446,000	12,534,317
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%)	#	8/11/2028	11,155,000	11,468,267
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	7,724,000	7,413,737
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	20,155,000	18,391,842
Wells Fargo & Co.	2.406% (3 mo. USD Term SOFR + 1.09%)	#	10/30/2025	9,758,000	9,548,560
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%)	#	5/22/2028	10,914,000	10,348,713
Wells Fargo & Co.	5.389% (SOFR + 2.02%)	#	4/24/2034	1,978,000	1,946,133
Yapi ve Kredi Bankasi AS (Turkey)†(c)	9.25% (5 yr. CMT + 5.28%)	#	1/17/2034	2,562,000	2,649,428
Total					494,578,948

Beverages 0.34%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	6,256,000	6,160,010
Constellation Brands, Inc.	4.80%		1/15/2029	5,433,000	5,358,936
Total					11,518,946

Biotechnology 0.06%
Baxalta, Inc.	4.00%		6/23/2025	2,070,000	2,033,854

Building Materials 0.37%
Carrier Global Corp.	5.90%		3/15/2034	2,938,000	3,049,376
Eco Material Technologies, Inc.†	7.875%		1/31/2027	3,232,000	3,228,134
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	3,346,000	3,249,030
Standard Industries, Inc.†	4.375%		7/15/2030	3,523,000	3,144,332
Total					12,670,872

See Notes to Schedule of Investments.	287

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Chemicals 0.86%
Celanese U.S. Holdings LLC	6.05%		3/15/2025	$10,644,000	$10,672,759
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	3,972,000	3,759,240
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	12,233,000	11,405,714
Rain Carbon, Inc.†	12.25%		9/1/2029	3,350,000	3,354,623
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025	70,000	68,421
Total					29,260,757

Coal 0.10%
SunCoke Energy, Inc.†	4.875%		6/30/2029	3,791,000	3,408,052

Commercial Services 0.74%
Adani Ports & Special Economic Zone Ltd. (India)(c)	4.00%		7/30/2027	3,580,000	3,277,897
Allied Universal Holdco LLC†	7.875%		2/15/2031	3,427,000	3,407,567
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%		6/1/2029	4,043,000	3,351,889
ERAC USA Finance LLC†	5.00%		2/15/2029	7,261,000	7,218,241
Global Payments, Inc.	4.95%		8/15/2027	8,207,000	8,135,627
Total					25,391,221

Computers 0.26%
Leidos, Inc.	5.75%		3/15/2033	4,202,000	4,273,503
McAfee Corp.†	7.375%		2/15/2030	5,301,000	4,684,748
Total					8,958,251

Diversified Financial Services 2.36%
Aircastle Ltd.†	2.85%		1/26/2028	6,919,000	6,159,107
Aviation Capital Group LLC†	1.95%		1/30/2026	4,918,000	4,573,730
Aviation Capital Group LLC†	5.50%		12/15/2024	11,453,000	11,400,389
Aviation Capital Group LLC†	6.375%		7/15/2030	7,653,000	7,809,782
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	16,888,000	15,680,475
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	5,671,000	5,470,020
Capital One Financial Corp.	5.70% (SOFR + 1.91%)	#	2/1/2030	4,734,000	4,747,364
GGAM Finance Ltd. (Ireland)†(c)	8.00%		2/15/2027	3,237,000	3,319,856
LPL Holdings, Inc.†	4.00%		3/15/2029	8,718,000	8,002,999
Navient Corp.	4.875%		3/15/2028	5,613,000	5,130,759
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,745,000	4,557,319
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	4,780,000	3,852,751
Total					80,704,551

288	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Electric 3.51%
AES Corp.†	3.95%		7/15/2030	$9,000,000	$8,203,885
Alfa Desarrollo SpA (Chile)†(c)	4.55%		9/27/2051	5,741,951	4,272,728
Ausgrid Finance Pty. Ltd. (Australia)†(c)	4.35%		8/1/2028	7,124,000	6,814,224
Calpine Corp.†	5.125%		3/15/2028	3,474,000	3,306,959
Constellation Energy Generation LLC	6.25%		10/1/2039	5,767,000	5,952,792
Duke Energy Corp.	4.50%		8/15/2032	8,370,000	7,861,197
Electricite de France SA (France)†(c)	6.25%		5/23/2033	9,711,000	10,149,678
Eskom Holdings SOC Ltd. (South Africa)(c)	6.35%		8/10/2028	3,260,000	3,121,760
Indiana Michigan Power Co.	5.625%		4/1/2053	3,692,000	3,702,221
Indianapolis Power & Light Co.†	5.65%		12/1/2032	9,456,000	9,634,460
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030	5,979,544	5,661,640
Minejesa Capital BV (Netherlands)(c)	5.625%		8/10/2037	1,361,000	1,192,426
National Grid PLC (United Kingdom)(c)	5.809%		6/12/2033	9,665,000	9,773,347
NextEra Energy Operating Partners LP†	7.25%		1/15/2029	3,897,000	3,964,539
NRG Energy, Inc.†	4.45%		6/15/2029	3,410,000	3,171,891
Oncor Electric Delivery Co. LLC	5.65%		11/15/2033	6,274,000	6,485,667
Southern Co.	4.475%	(e)	8/1/2024	13,655,000	13,561,372
Vistra Operations Co. LLC†	3.55%		7/15/2024	9,911,000	9,822,525
Vistra Operations Co. LLC†	7.75%		10/15/2031	3,099,000	3,208,261
Total					119,861,572

Energy-Alternate Sources 0.16%
Greenko Dutch BV (Netherlands)†(c)	3.85%		3/29/2026	5,650,825	5,332,853

Engineering & Construction 0.47%
Cellnex Finance Co. SA (Spain)†(c)	3.875%		7/7/2041	8,808,000	6,860,023
Irb Infrastructure Developers (India)(a)(c)	7.11%		3/11/2032	4,174,000	4,170,535
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028	5,381,000	5,013,209
Total					16,043,767

Entertainment 0.36%
Cinemark USA, Inc.†	5.875%		3/15/2026	3,245,000	3,199,179
Jacobs Entertainment, Inc.†	6.75%		2/15/2029	3,610,000	3,444,788
Warnermedia Holdings, Inc.	3.788%		3/15/2025	5,808,000	5,694,642
Total					12,338,609

Environmental Control 0.10%
Veralto Corp.†	5.45%		9/18/2033	3,289,000	3,305,805

Food 0.09%
NBM U.S. Holdings, Inc.	7.00%		5/14/2026	3,165,000	3,161,456

See Notes to Schedule of Investments.	289

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Gas 0.54%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	$7,179,000	$6,800,871
National Fuel Gas Co.	5.50%	1/15/2026	7,186,000	7,165,247
Southwest Gas Corp.	4.05%	3/15/2032	4,810,000	4,400,916
Total				18,367,034

Hand/Machine Tools 0.21%
Regal Rexnord Corp.†	6.05%	2/15/2026	7,251,000	7,283,749

Health Care-Products 0.98%
GE HealthCare Technologies, Inc.	5.65%	11/15/2027	11,685,000	11,873,322
Revvity, Inc.	0.85%	9/15/2024	8,876,000	8,645,874
Solventum Corp.†	5.45%	3/13/2031	6,885,000	6,828,718
Solventum Corp.†	5.60%	3/23/2034	6,224,000	6,187,108
Total				33,535,022

Health Care-Services 1.54%
Centene Corp.	2.45%	7/15/2028	8,616,000	7,601,284
Centene Corp.	3.375%	2/15/2030	16,397,000	14,478,919
Centene Corp.	4.25%	12/15/2027	4,989,000	4,751,034
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030	5,963,000	4,763,562
Humana, Inc.	1.35%	2/3/2027	8,740,000	7,839,842
Humana, Inc.	5.875%	3/1/2033	3,474,000	3,572,150
LifePoint Health, Inc.†	9.875%	8/15/2030	3,134,000	3,255,405
Molina Healthcare, Inc.†	4.375%	6/15/2028	3,393,000	3,163,958
Tenet Healthcare Corp.	6.125%	10/1/2028	3,303,000	3,268,368
Total				52,694,522

Housewares 0.09%
Newell Brands, Inc.	6.375%	9/15/2027	3,216,000	3,125,409

Insurance 0.82%
Assurant, Inc.	2.65%	1/15/2032	3,488,000	2,839,665
GA Global Funding Trust†	3.85%	4/11/2025	9,989,000	9,784,836
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(c)	7.25%	2/15/2031	3,794,000	3,802,290
HUB International Ltd.†	7.375%	1/31/2032	2,658,000	2,668,082
Metropolitan Life Global Funding I†	4.05%	8/25/2025	2,599,000	2,555,969
New York Life Global Funding†	4.55%	1/28/2033	6,595,000	6,285,973
Total				27,936,815

290	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Internet 0.52%
EquipmentShare.com, Inc.†	9.00%	5/15/2028	$4,715,000	$4,837,471
Netflix, Inc.	6.375%	5/15/2029	4,686,000	4,977,138
Prosus NV (Netherlands)†(c)	3.257%	1/19/2027	8,550,000	7,872,677
Total				17,687,286

Iron-Steel 0.08%
U.S. Steel Corp.	6.875%	3/1/2029	2,785,000	2,820,216

Leisure Time 0.31%
Carnival Corp.†	6.00%	5/1/2029	5,229,000	5,113,115
Royal Caribbean Cruises Ltd.†(a)	6.25%	3/15/2032	2,215,000	2,222,301
Royal Caribbean Cruises Ltd.†	7.25%	1/15/2030	3,062,000	3,185,904
Total				10,521,320

Lodging 0.29%
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	3,462,000	3,230,627
MGM China Holdings Ltd. (Macau)(c)	4.75%	2/1/2027	3,450,000	3,248,221
Wynn Macau Ltd. (Macau)†(c)	5.625%	8/26/2028	3,500,000	3,292,873
Total				9,771,721

Machinery-Diversified 0.40%
nVent Finance SARL (Luxembourg)(c)	4.55%	4/15/2028	13,974,000	13,496,704

Media 0.88%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	3,671,000	3,126,297
Charter Communications Operating LLC/Charter Communications Operating Capital	4.908%	7/23/2025	6,121,000	6,037,943
CSC Holdings LLC†	11.75%	1/31/2029	3,323,000	3,475,682
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.†	5.875%	8/15/2027	3,500,000	3,305,994
FactSet Research Systems, Inc.	3.45%	3/1/2032	9,354,000	8,138,268
Globo Comunicacao e Participacoes SA (Brazil)†(c)	4.875%	1/22/2030	3,192,000	2,779,556
Nexstar Media, Inc.†	4.75%	11/1/2028	3,604,000	3,204,372
Total				30,068,112

Mining 0.50%
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	4.375%	4/1/2031	5,290,000	4,745,975
Freeport Indonesia PT (Indonesia)(c)	6.20%	4/14/2052	3,580,000	3,432,043
Glencore Funding LLC†	4.875%	3/12/2029	5,934,000	5,856,346
Glencore Funding LLC†	6.375%	10/6/2030	3,016,000	3,171,453
Total				17,205,817

See Notes to Schedule of Investments.	291

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Miscellaneous Manufacturing 0.09%
LSB Industries, Inc.†	6.25%	10/15/2028	$3,377,000	$3,205,568

Multi-National 0.71%
Inter-American Investment Corp.	4.25%	2/14/2029	24,601,000	24,327,178

Oil & Gas 4.47%
Antero Resources Corp.†	7.625%	2/1/2029	6,006,000	6,191,021
Apache Corp.	4.25%	1/15/2030	3,751,000	3,448,411
Baytex Energy Corp. (Canada)†(c)	8.50%	4/30/2030	4,388,000	4,566,258
CITGO Petroleum Corp.†	8.375%	1/15/2029	3,227,000	3,391,654
Civitas Resources, Inc.†	8.375%	7/1/2028	4,574,000	4,792,061
CNX Resources Corp.†	6.00%	1/15/2029	3,250,000	3,126,555
Comstock Resources, Inc.†	6.75%	3/1/2029	6,684,000	6,174,439
Continental Resources, Inc.†	5.75%	1/15/2031	22,000,000	21,579,527
Cosan Luxembourg SA (Luxembourg)†(c)	7.25%	6/27/2031	2,941,000	2,994,600
Coterra Energy, Inc.(a)	5.60%	3/15/2034	8,418,000	8,418,694
Crescent Energy Finance LLC†	9.25%	2/15/2028	4,555,000	4,771,214
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(c)	8.50%	10/1/2030	3,115,000	3,192,102
Ecopetrol SA (Colombia)(c)	8.375%	1/19/2036	5,092,000	5,115,550
EQT Corp.	5.75%	2/1/2034	5,314,000	5,230,230
EQT Corp.	7.00%	2/1/2030	15,389,000	16,308,708
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	3,408,000	3,299,202
Occidental Petroleum Corp.	6.625%	9/1/2030	12,069,000	12,711,312
OGX Austria GmbH (Brazil)†(c)(f)	8.50%	6/1/2018	1,730,000	35
Ovintiv, Inc.	6.50%	2/1/2038	6,037,000	6,190,662
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	2,730,000	2,557,694
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	3,425,000	3,333,946
Permian Resources Operating LLC†	8.00%	4/15/2027	4,578,000	4,725,329
Petroleos Mexicanos (Mexico)(c)	6.70%	2/16/2032	8,173,000	6,595,617
Rockcliff Energy II LLC†	5.50%	10/15/2029	3,504,000	3,231,296
Transocean, Inc.†	8.00%	2/1/2027	4,792,000	4,681,784
Valaris Ltd.†	8.375%	4/30/2030	3,060,000	3,140,287
Vital Energy, Inc.	10.125%	1/15/2028	3,015,000	3,157,926
Total				152,926,114

Oil & Gas Services 0.10%
Kodiak Gas Services LLC†	7.25%	2/15/2029	3,370,000	3,433,511

292	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Packaging & Containers 0.33%
Clydesdale Acquisition Holdings, Inc.†	8.75%		4/15/2030	$5,244,000	$4,996,922
LABL, Inc.†	9.50%		11/1/2028	2,992,000	2,996,454
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027	3,375,000	3,285,944
Total					11,279,320

Pharmaceuticals 1.12%
Bayer U.S. Finance LLC†	6.375%		11/21/2030	5,643,000	5,688,482
Cigna Group	2.40%		3/15/2030	11,761,000	10,089,986
CVS Health Corp.	1.75%		8/21/2030	6,300,000	5,119,856
CVS Health Corp.	3.25%		8/15/2029	18,488,000	16,848,548
CVS Health Corp.	5.05%		3/25/2048	461,000	411,569
Total					38,158,441

Pipelines 2.05%
Cheniere Energy Partners LP	3.25%		1/31/2032	4,113,000	3,440,989
Columbia Pipeline Group, Inc.	4.50%		6/1/2025	4,393,000	4,330,641
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029	4,956,000	4,419,797
EIG Pearl Holdings SARL (Luxembourg)†(c)	3.545%		8/31/2036	8,400,000	7,156,800
Enbridge, Inc. (Canada)(c)	6.20%		11/15/2030	3,484,000	3,654,838
Enbridge, Inc. (Canada)(c)	8.50% (5 yr. CMT + 4.43%)	#	1/15/2084	7,804,000	8,341,063
EQM Midstream Partners LP†	7.50%		6/1/2030	3,093,000	3,290,723
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(c)	3.25%		9/30/2040	9,000,000	6,824,029
Kinder Morgan Energy Partners LP	4.25%		9/1/2024	7,507,000	7,451,666
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%		2/15/2032	4,299,000	4,370,329
NGPL PipeCo LLC†	3.25%		7/15/2031	3,129,000	2,673,132
Sabine Pass Liquefaction LLC	5.625%		3/1/2025	8,107,000	8,097,727
Venture Global LNG, Inc.†	8.375%		6/1/2031	6,074,000	6,148,261
Total					70,199,995

Real Estate 0.19%
Howard Hughes Corp.†	5.375%		8/1/2028	3,459,000	3,267,112
Kennedy-Wilson, Inc.	4.75%		2/1/2030	4,128,000	3,270,511
Total					6,537,623

REITS 1.32%
American Tower Corp.	2.40%		3/15/2025	5,260,000	5,086,835
American Tower Corp.	2.95%		1/15/2025	2,739,000	2,677,312
American Tower Corp.	3.80%		8/15/2029	5,139,000	4,759,978

See Notes to Schedule of Investments.	293

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
REITS (continued)
Crown Castle, Inc.	2.10%	4/1/2031	$5,073,000	$4,075,042
Crown Castle, Inc.	3.30%	7/1/2030	12,698,000	11,219,121
EPR Properties	4.50%	6/1/2027	2,808,000	2,655,799
EPR Properties	4.95%	4/15/2028	4,652,000	4,419,142
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	4,895,000	4,561,357
VICI Properties LP/VICI Note Co., Inc.†	5.625%	5/1/2024	5,519,000	5,519,201
Total				44,973,787

Retail 0.49%
Alimentation Couche-Tard, Inc. (Canada)†(c)	5.267%	2/12/2034	6,939,000	6,879,905
Bayer Corp.†	6.65%	2/15/2028	3,872,000	3,944,392
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%	4/26/2028	2,507,000	2,647,129
Macy’s Retail Holdings LLC†	5.875%	4/1/2029	3,362,000	3,241,086
Total				16,712,512

Semiconductors 0.44%
Broadcom, Inc.†	4.15%	4/15/2032	7,000,000	6,431,507
Micron Technology, Inc.	5.30%	1/15/2031	3,923,000	3,884,583
SK Hynix, Inc. (South Korea)†(c)	5.50%	1/16/2029	4,695,000	4,689,609
Total				15,005,699

Software 0.84%
Cloud Software Group, Inc.†	6.50%	3/31/2029	3,433,000	3,199,154
Cloud Software Group, Inc.†	9.00%	9/30/2029	3,494,000	3,265,139
Oracle Corp.	2.875%	3/25/2031	10,577,000	9,125,469
Oracle Corp.	6.25%	11/9/2032	6,337,000	6,696,113
Workday, Inc.	3.80%	4/1/2032	7,018,000	6,345,674
Total				28,631,549

Telecommunications 1.48%
AT&T, Inc.	4.30%	2/15/2030	5,326,000	5,082,189
AT&T, Inc.	5.40%	2/15/2034	5,141,000	5,149,753
Frontier Communications Holdings LLC†	5.00%	5/1/2028	3,539,000	3,278,916
Frontier Communications Holdings LLC	5.875%	11/1/2029	3,928,000	3,368,475
Sprint Capital Corp.	6.875%	11/15/2028	5,781,000	6,152,932
T-Mobile USA, Inc.	3.50%	4/15/2025	4,634,000	4,531,216
T-Mobile USA, Inc.	3.875%	4/15/2030	11,827,000	10,984,249
T-Mobile USA, Inc.	4.85%	1/15/2029	8,888,000	8,778,249
Viasat, Inc.†	5.625%	9/15/2025	3,441,000	3,343,052
Total				50,669,031

294	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Transportation 0.09%
Rand Parent LLC†	8.50%		2/15/2030	$3,274,000	$3,184,201

Trucking & Leasing 0.09%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	3,375,000	3,236,157
Total Corporate Bonds (cost $1,683,379,172)					1,640,997,081

FLOATING RATE LOANS(g) 1.65%

Building Materials 0.15%
Emrld Borrower LP Term Loan B	–	(h)	5/31/2030	5,135,856	5,130,720

Commercial Services 0.06%
PG Investment Co. 59 SARL Term Loan B	–	(h)	2/24/2031	1,954,615	1,958,690

Entertainment 0.54%
Flutter Financing BV Term Loan B (Netherlands)(c)	7.698% (3 mo. USD Term SOFR + 2.25%)		11/25/2030	18,486,000	18,441,726

Financial 0.10%
Hudson River Trading LLC 2021 Term Loan	–	(h)	3/20/2028	3,440,000	3,423,350

Insurance 0.15%
Asurion LLC 2020 Term Loan B8	–	(h)	12/23/2026	5,143,022	5,120,161

Lodging 0.23%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B3	7.171% (1 mo. USD Term SOFR + 1.75%)		6/21/2028	7,750,000	7,760,385

Media 0.35%
Charter Communications Operating LLC 2019 Term Loan B2	7.076% (1 mo. USD Term SOFR + 1.75%)		2/1/2027	4,552,455	4,542,144
Charter Communications Operating LLC 2023 Term Loan B4	7.329% (3 mo. USD Term SOFR + 2.00%)		12/7/2030	7,588,345	7,474,520
Total					12,016,664

Pipelines 0.07%
Oryx Midstream Services Permian Basin LLC 2024 Term Loan B	–	(h)	10/5/2028	1,546,379	1,547,021
WhiteWater DBR HoldCo LLC Term Loan B	–	(h)	2/17/2031	1,055,424	1,056,083
Total					2,603,104
Total Floating Rate Loans (cost $56,566,244)					56,454,800

See Notes to Schedule of Investments.	295

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(c) 2.92%

Brazil 0.14%
Brazil Government International Bonds	6.125%		3/15/2034	$4,842,000	$4,791,883

Canada 1.06%
CDP Financial, Inc.†	4.25%		7/25/2028	36,713,000	36,156,234

Colombia 0.15%
Colombia Government International Bonds	7.50%		2/2/2034	5,187,000	5,246,206

Japan 0.63%
Development Bank of Japan, Inc.†	1.25%		10/20/2026	10,396,000	9,472,419
Japan International Cooperation Agency	2.125%		10/20/2026	12,852,000	11,981,635
Total					21,454,054

Mexico 0.22%
Mexico Government International Bonds	4.875%		5/19/2033	7,890,000	7,435,077

Senegal 0.08%
Senegal Government International Bonds†	6.25%		5/23/2033	3,380,000	2,816,909

Sweden 0.54%
Svensk Exportkredit AB	4.25%		2/1/2029	18,598,000	18,427,337

Turkey 0.10%
Turkiye Ihracat Kredi Bankasi AS†	7.50%		2/6/2028	3,458,000	3,458,519
Total Foreign Government Obligations (cost $100,665,651)					99,786,219

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.56%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 145 Class A2	2.58%		5/25/2032	8,521,000	7,274,971
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series G07 Class A2	3.123%	#(i)	8/25/2032	13,216,000	11,732,865
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $19,289,895)					19,007,836

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 21.78%
Federal Home Loan Mortgage Corp.	2.00%		9/1/2050	9,936,162	7,879,569
Federal Home Loan Mortgage Corp.	2.50%		11/1/2050 - 5/1/2052	19,382,555	16,151,087
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	5,423,159	4,984,612
Federal Home Loan Mortgage Corp.	4.50%		8/1/2052	13,870,013	13,305,121

296	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	5.00%	7/1/2052 - 8/1/2052	$29,653,065	$29,087,984
Federal National Mortgage Association	2.00%	6/1/2051 - 11/1/2051	31,042,112	24,634,595
Federal National Mortgage Association	2.50%	8/1/2050 - 5/1/2052	152,633,016	128,022,783
Federal National Mortgage Association	3.00%	12/1/2048 - 1/1/2051	28,777,351	25,127,526
Federal National Mortgage Association	3.50%	7/1/2045 - 4/1/2052	20,131,296	18,225,060
Federal National Mortgage Association	4.00%	5/1/2052 - 6/1/2052	23,867,640	22,331,027
Federal National Mortgage Association	5.00%	7/1/2052 - 8/1/2052	20,883,939	20,512,554
Government National Mortgage Association(j)	2.00%	TBA	8,873,000	7,231,146
Government National Mortgage Association(j)	2.50%	TBA	23,065,000	19,524,749
Government National Mortgage Association(j)	3.00%	TBA	49,582,000	43,495,755
Government National Mortgage Association(j)	3.50%	TBA	25,296,000	22,887,221
Government National Mortgage Association(j)	4.00%	TBA	30,398,000	28,299,360
Government National Mortgage Association(j)	4.50%	TBA	27,108,000	25,894,135
Government National Mortgage Association(j)	5.00%	TBA	33,061,000	32,297,873
Government National Mortgage Association(j)	5.50%	TBA	34,097,000	33,858,587
Government National Mortgage Association(j)	6.00%	TBA	34,999,000	35,145,048
Government National Mortgage Association(j)	6.50%	TBA	20,086,000	20,356,885
Uniform Mortgage-Backed Security(j)	2.00%	TBA	18,561,000	14,590,946
Uniform Mortgage-Backed Security(j)	2.50%	TBA	8,832,000	7,266,270
Uniform Mortgage-Backed Security(j)	3.00%	TBA	4,594,000	3,929,943
Uniform Mortgage-Backed Security(j)	4.00%	TBA	9,098,000	8,375,620
Uniform Mortgage-Backed Security(j)	5.00%	TBA	3,900,000	3,782,850
Uniform Mortgage-Backed Security(j)	5.50%	TBA	18,499,000	18,540,675
Uniform Mortgage-Backed Security(j)	6.00%	TBA	52,417,000	52,890,779
Uniform Mortgage-Backed Security(j)	6.50%	TBA	36,374,000	37,001,291
Uniform Mortgage-Backed Security(j)	7.00%	TBA	18,398,000	18,877,789
Total Government Sponsored Enterprises Pass-Throughs (cost $767,476,984)				744,508,840

MUNICIPAL BONDS 0.14%

Natural Gas
Texas Natural Gas Securitization Finance Corp. (cost $4,692,000)	5.102%	4/1/2035	4,692,000	4,728,594

See Notes to Schedule of Investments.	297

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.31%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(i)	12/25/2059	$334,829	$318,131
Angel Oak Mortgage Trust Series 2021-3 Class A1†	1.068%	#(i)	5/25/2066	4,067,410	3,423,977
Angel Oak Mortgage Trust Series 2022-3 Class A1†	4.00%		1/25/2067	23,460	22,046
Bank Series 2022-BNK44 Class A5	5.745%	#(i)	11/15/2055	2,830,000	2,957,349
Bank Series 2023-5YR2 Class A3	6.656%	#(i)	7/15/2056	4,100,000	4,318,028
Bank Series 2023-5YR4 Class A3	6.50%		12/15/2056	6,740,000	7,081,493
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.389% (1 mo. USD Term SOFR + 1.07%)	#	11/15/2034	832,000	591,266
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.743% (1 mo. USD Term SOFR + 1.42%)	#	11/15/2034	1,832,000	642,259
Benchmark Mortgage Trust Series 2024-V5 Class A3	5.805%		1/10/2057	3,150,000	3,238,505
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.865% (1 mo. USD Term SOFR + 1.55%)	#	7/15/2035	6,580,000	6,562,848
BMO Mortgage Trust Series 2023-5C2 Class A3	7.055%	#(i)	11/15/2056	6,980,000	7,529,106
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	5,881,000	6,006,985
BRAVO Residential Funding Trust Series 2021-NQM2 Class A1†	0.97%	#(i)	3/25/2060	6,976,971	6,485,012
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.121% (1 mo. USD Term SOFR + 0.80%)	#	10/15/2038	2,480,282	2,457,278
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.76% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2039	8,480,000	8,493,106
CF Trust Series 2019-BOSS Class A1†	8.615% (1 mo. USD Term SOFR + 3.30%)	#	12/15/2024	4,660,000	4,522,391
Chase Home Lending Mortgage Trust Series 2024-1A2 Class A2†	6.50%	#(i)	1/25/2055	6,345,006	6,382,087
CIM Trust Series 2021-J3 Class A1†	2.50%	#(i)	6/25/2051	10,502,517	8,431,507
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class XB(k)	0.155%	#(i)	10/10/2047	50,626,000	53,431
COMM Mortgage Trust Series 2014-CR17 Class AM	4.174%		5/10/2047	7,400,000	7,138,418
COMM Mortgage Trust Series 2015-LC21 Class AM	4.043%	#(i)	7/10/2048	6,234,000	5,998,630
Commercial Mortgage Pass-Through Certificates Series 2014-UBS4 Class D†	4.723%	#(i)	8/10/2047	12,450,000	6,984,038

298	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust Series 2023-R07 Class 2M1†	7.271% (30 day USD SOFR Average + 1.95%)	#	9/25/2043		$2,193,108	$2,213,909
CS Master Trust Series 2021-BLUF Class A†(f)	9.614% (1 mo. USD Term SOFR + 4.29%)	#	4/15/2023	(l)	3,300,000	3,211,286	(b)
CSMC Trust Series 2020-AFC1 Class A1†	3.24%	#(i)	2/25/2050		1,088,427	996,883
Deephaven Residential Mortgage Trust Series 2021-3 Class A1†	1.194%	#(i)	8/25/2066		1,218,192	1,030,878
EQUS Mortgage Trust Series 2021-EQAZ Class A†	6.187% (1 mo. USD Term SOFR + 0.87%)	#	10/15/2038		3,241,935	3,216,165
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2022-HQA2 Class M1A†	7.972% (30 day USD SOFR Average + 2.65%)	#	7/25/2042		5,291,494	5,434,431
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1A†	7.422% (30 day USD SOFR Average + 2.10%)	#	4/25/2043		6,116,824	6,237,030
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	7.422% (30 day USD SOFR Average + 2.10%)	#	10/25/2033		7,725,000	7,828,527
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1B†	8.672% (30 day USD SOFR Average + 3.35%)	#	5/25/2042		5,655,000	5,951,661
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	6.675% (30 day USD SOFR Average + 1.35%)	#	2/25/2044		5,500,000	5,517,737
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M2†	8.871% (30 day USD SOFR Average + 3.55%)	#	5/25/2043		4,200,000	4,474,798
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08 Class 1M1†	6.822% (30 day USD SOFR Average + 1.50%)	#	10/25/2043		6,275,014	6,290,868
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01 Class 1M2†	6.872% (30 day USD SOFR Average + 1.55%)	#	10/25/2041		4,027,000	4,044,935

See Notes to Schedule of Investments.	299

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.721% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	$4,697,386	$4,814,014
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.622% (30 day USD SOFR Average + 2.30%)	#	1/25/2043	6,644,416	6,794,466
Flagstar Mortgage Trust Series 2021-3INV Class A2†	2.50%	#(i)	6/25/2051	7,651,758	6,149,753
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(i)	8/25/2051	6,604,130	5,307,771
GCAT Trust Series 2023-NQM1 Class A1†	4.25%	#(i)	10/25/2057	4,753,109	4,438,751
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	10.083% (1 mo. USD Term SOFR + 4.76%)	#	5/15/2026	7,288,000	2,800,879
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(i)	7/25/2051	5,495,645	4,416,876
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(i)	1/25/2052	7,595,236	6,104,327
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(i)	1/25/2053	16,356,929	13,694,135
GS Mortgage-Backed Securities Trust Series 2023-PJ1 Class A4†	3.50%	#(i)	2/25/2053	5,830,549	5,073,989
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†(k)	0.541%	#(i)	8/5/2034	19,156,000	2,481
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XB7†(k)	0.493%	#(i)	8/5/2034	22,024,000	2,803
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.635% (1 mo. USD Term SOFR + 1.32%)	#	11/15/2035	3,436,000	3,278,026
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(i)	4/25/2052	5,834,931	4,689,561
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(i)	6/25/2052	10,047,404	8,411,757
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(i)	5/25/2052	5,409,084	4,528,523
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(i)	7/25/2052	5,815,929	4,869,137
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(i)	8/25/2052	8,249,209	6,890,683
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(i)	10/25/2052	4,570,133	3,826,147

300	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(i)	1/26/2060	$384,249	$351,309
PFP Ltd. Series 2023-10 Class A†	7.685% (1 mo. USD Term SOFR + 2.36%)	#	9/16/2038	7,050,000	7,050,052
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.971% (30 day USD SOFR Average + 1.65%)	#	1/25/2037	10,356,038	10,298,085
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(i)	2/25/2050	94,081	88,129
Starwood Mortgage Residential Trust Series 2020-3 Class A1†	1.486%	#(i)	4/25/2065	2,074,678	1,933,097
Verus Securitization Trust Series 2020-1 Class A1†	3.417%	(e)	1/25/2060	599,911	572,698
Verus Securitization Trust Series 2020-5 Class A1†	1.218%	(e)	5/25/2065	2,631,206	2,473,474
Verus Securitization Trust Series 2021-2 Class A1†	1.031%	#(i)	2/25/2066	5,077,311	4,395,121
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(i)	4/25/2065	1,423,104	1,295,473
Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2 Class A2†	2.50%	#(i)	9/25/2051	4,238,078	3,406,163
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA(k)	0.543%	#(i)	10/15/2057	50,291,145	31,135
Total Non-Agency Commercial Mortgage-Backed Securities (cost $297,428,066)					284,075,814

U.S. TREASURY OBLIGATIONS 12.26%
U.S. Treasury Bonds	2.25%		5/15/2041	13,990,000	10,218,985
U.S. Treasury Bonds	3.875%		2/15/2043	54,530,000	49,938,616
U.S. Treasury Bonds	4.375%		8/15/2043	57,566,000	56,378,701
U.S. Treasury Notes	3.75%		12/31/2028	22,502,000	21,993,947
U.S. Treasury Notes	4.00%		2/15/2034	87,957,500	86,246,452
U.S. Treasury Notes(d)	4.25%		1/31/2026	98,823,400	98,093,806
U.S. Treasury Notes	4.375%		8/15/2026	30,176,400	30,080,920
U.S. Treasury Notes	4.625%		2/28/2026	65,920,000	65,917,425
Total U.S. Treasury Obligations (cost $423,608,995)					418,868,852
Total Long-Term Investments (cost $3,900,856,975)					3,811,149,293

SHORT-TERM INVESTMENTS 4.96%

U.S. TREASURY OBLIGATIONS 0.70%
U.S. Treasury Bills (Cost $23,811,923)	Zero Coupon		4/4/2024	23,930,000	23,810,631

See Notes to Schedule of Investments.	301

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Investments	Principal Amount‡	Fair Value
REPURCHASE AGREEMENTS 4.26%
Repurchase Agreement dated 2/29/2024, 5.300% due 3/1/2024 with Barclays Bank PLC collateralized by $98,487,000 of U.S. Treasury Bill at 0.250% due 3/15/2024; value: $98,400,831; proceeds: $96,485,606 (cost $96,471,403)	$96,471,403	$96,471,403
Repurchase Agreement dated 2/29/2024, 5.310% due 3/1/2024 with Barclays Bank PLC collateralized by $32,463,000 of U.S. Treasury Bond at 3.500% due 2/15/2033; value: $30,600,000; proceeds: $30,004,425 (cost $30,000,000)	30,000,000	30,000,000
Repurchase Agreement dated 2/29/2024, 2.800% due 3/1/2024 with Fixed Income Clearing Corp. collateralized by $19,482,300 of U.S. Treasury Note at 4.625% due 2/28/2026; value: $19,471,646; proceeds: $19,091,253 (cost $19,089,769)	19,089,769	19,089,769
Total Repurchase Agreements (cost $145,561,172)		145,561,172
Total Short-Term Investments (cost $169,373,095)		169,371,803
Total Investments in Securities 116.47% (cost $4,070,230,070)		3,980,521,096
Other Assets and Liabilities – Net(m) (16.47)%		(562,780,866)
Net Assets 100.00%		$3,417,740,230

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal/Shares Amount are denominated in U.S dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2024, the total value of Rule 144A securities was $1,461,230,564, which represents 42.75% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2024.
(a)	Securities purchased on a when-issued basis.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Security has been fully or partially segregated for open reverse repurchase agreements as of February 29, 2024.
(e)	Step Bond – Security with a predetermined schedule of interest rate changes.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2024.
(h)	Interest Rate to be determined.

302	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(l)	Maturity date has passed. As of February 29, 2024, an extension is avaiable to June 15, 2024.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at February 29, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	State Street Bank and Trust	5/9/2024	21,043,000	$15,654,479	$15,521,054	$133,425

Futures Contracts at February 29, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra Treasury Bond	June 2024	1,874	Long	$236,543,946	$239,637,750	$3,093,804

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2024	853	Long	$94,212,900	$94,203,188	$(9,712)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	June 2024	928	Short	(105,635,165)	(105,951,500)	$(316,335)
U.S. 2-Year Treasury Note	June 2024	1,600	Long	327,616,965	327,600,000	(16,965)
Total Unrealized Depreciation on Futures Contracts						$(343,012)

See Notes to Schedule of Investments.	303

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 29, 2024

Reverse Repurchase Agreement Payables as of February 29, 2024:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate		Trade Date	Maturity Date	Fair Value
Barclays Bank PLC	$96,471,403	$98,823,400 principal, U.S. Treasury Notes at 4.25% due 1/31/2026, $98,093,806 fair value	4.100%	(1)	02/29/2024	3/1/2024	$96,482,390	(2)
Morgan Stanley	1,460,975	$1,754,000 principal, VistaJet Malta Finance PLC/ Vista Management Holding, Inc. at 7.875% due 5/1/2027, $1,487,412 fair value	(5.000%)	(3)	12/04/2023	5/1/2027	1,443,524	(4)
Total							$97,925,914

(1)	The positive interest rate on the reverse repurchase agreement results in interest expense to the Fund.
(2)	Total fair value of reverse repurchase agreement is presented net of interest payable of $10,987.
(3)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(4)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $17,451.

304	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND February 29, 2024

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$323,696,770	$7,704,061	$331,400,831
Remaining Industries	–	211,320,426	–	211,320,426
Corporate Bonds	–	1,640,997,081	–	1,640,997,081
Floating Rate Loans	–	56,454,800	–	56,454,800
Foreign Government Obligations	–	99,786,219	–	99,786,219
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	19,007,836	–	19,007,836
Government Sponsored Enterprises Pass-Throughs	–	744,508,840	–	744,508,840
Municipal Bonds	–	4,728,594	–	4,728,594
Non-Agency Commercial Mortgage-Backed Securities	–	280,864,528	3,211,286	284,075,814
U.S. Treasury Obligations	–	418,868,852	–	418,868,852
Short-Term Investments
U.S. Treasury Obligations	–	23,810,631	–	23,810,631
Repurchase Agreements	–	145,561,172	–	145,561,172
Total	$–	$3,969,605,749	$10,915,347	$3,980,521,096
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$133,425	$–	$133,425
Liabilities	–	–	–	–
Futures Contracts
Assets	3,093,804	–	–	3,093,804
Liabilities	(343,012)	–	–	(343,012)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(97,925,914)	–	(97,925,914)
Total	$2,750,792	$(97,792,489)	$–	$(95,041,697)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	305

Schedule of Investments (unaudited)

ULTRA SHORT BOND FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 90.26%

ASSET-BACKED SECURITIES 22.81%

Automobiles 12.67%
Ally Auto Receivables Trust Series 2022-3 Class A2	5.29%	6/16/2025	$5,596,963	$5,595,664
AmeriCredit Automobile Receivables Trust Series 2023-A2 Class A2	6.19%	4/19/2027	44,290,402	44,429,482
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A Class A†	1.19%	1/15/2027	1,191,921	1,179,499
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A Class A†	2.36%	3/20/2026	8,005,000	7,801,036
Bank of America Auto Trust Series 2023-2A Class A3†	5.74%	6/15/2028	27,000,000	27,333,650
BMW Vehicle Lease Trust Series 2023-1 Class A2	5.27%	2/25/2025	8,284,121	8,282,553
Capital One Prime Auto Receivables Trust Series 2022-2 Class A3	3.66%	5/17/2027	32,235,000	31,603,268
Capital One Prime Auto Receivables Trust Series 2023-1 Class A2	5.20%	5/15/2026	7,950,416	7,940,560
CarMax Auto Owner Trust Series 2020-1 Class D	2.64%	7/15/2026	12,237,000	12,218,884
CarMax Auto Owner Trust Series 2023-1 Class A2A	5.23%	1/15/2026	8,644,336	8,634,732
CarMax Auto Owner Trust Series 2023-4 Class A2A	6.08%	12/15/2026	19,335,000	19,443,210
Carvana Auto Receivables Trust Series 2021-N1 Class B	1.09%	1/10/2028	8,176,902	7,774,448
Carvana Auto Receivables Trust Series 2022-P3 Class A2	4.42%	12/10/2025	3,678,572	3,674,308
Citizens Auto Receivables Trust Series 2023-2 Class A2A†	6.09%	10/15/2026	23,100,000	23,167,392
CPS Auto Receivables Trust Series 2022-C Class A†	4.18%	4/15/2030	2,692,954	2,688,505
Donlen Fleet Lease Funding 2 LLC Series 2021-2 Class A2†	0.56%	12/11/2034	7,315,913	7,266,622
Enterprise Fleet Financing LLC Series 2024-1 Class A2†	5.23%	3/20/2030	24,555,000	24,518,462
First Investors Auto Owner Trust Series 2021-2A Class A†	0.48%	3/15/2027	15,539,464	15,340,892
First Investors Auto Owners Trust Series 2022-2A Class A†	6.26%	7/15/2027	14,851,350	14,886,527
Flagship Credit Auto Trust Series 2021-2 Class B†	0.93%	6/15/2027	5,559,055	5,503,294
Flagship Credit Auto Trust Series 2023-1 Class A2†	5.38%	12/15/2026	6,190,860	6,176,125
Flagship Credit Auto Trust Series 2023-3 Class A2†	5.89%	7/15/2027	43,389,726	43,441,707
Ford Credit Auto Lease Trust Series 2023-A Class A2A	5.19%	6/15/2025	3,191,852	3,190,110

306	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Ford Credit Auto Lease Trust Series 2023-A Class A3	4.94%		3/15/2026	$48,600,000	$48,412,632
Ford Credit Auto Lease Trust Series 2024-A Class A3	5.06%		5/15/2027	11,710,000	11,687,435
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%		6/15/2027	11,665,000	11,637,816
Ford Credit Auto Owner Trust Series 2023-C Class A3	5.53%		9/15/2028	16,000,000	16,167,816
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%		7/15/2031	51,475,000	50,492,744
GLS Auto Receivables Issuer Trust Series 2021-3A Class C†	1.11%		9/15/2026	20,926,651	20,574,296
GLS Auto Receivables Trust Series 2021-2A Class C†	1.08%		6/15/2026	9,712,167	9,606,038
GM Financial Automobile Leasing Trust Series 2023-1 Class A2A	5.27%		6/20/2025	3,620,390	3,618,184
GM Financial Consumer Automobile Receivables Trust Series 2023-1 Class A2A	5.19%		3/16/2026	22,662,543	22,633,748
Hertz Vehicle Financing III LLC Series 2022-1A Class A†	1.99%		6/25/2026	12,150,000	11,686,661
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%		12/26/2025	27,730,000	26,997,421
Honda Auto Receivables Owner Trust Series 2022-2 Class A2	3.81%		3/18/2025	11,034,754	11,016,269
Honda Auto Receivables Owner Trust Series 2022-C Class A2A	3.83%		8/15/2025	16,406,105	16,363,375
Honda Auto Receivables Owner Trust Series 2023-1 Class A3	5.04%		4/21/2027	37,124,000	37,054,456
Honda Auto Receivables Owner Trust Series 2023-4 Class A3	5.67%		6/21/2028	36,322,000	36,836,995
Huntington Auto Trust Series 2024-1A Class A2†	5.50%		3/15/2027	25,000,000	25,029,860
Hyundai Auto Lease Securitization Trust Series 2023-A Class A2A†	5.20%		4/15/2025	4,377,749	4,375,563
Mercedes-Benz Auto Receivables Trust Series 2023-1 Class A2	5.09%		1/15/2026	3,583,561	3,579,667
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3	5.95%		11/15/2028	13,870,000	14,153,592
NextGear Floorplan Master Owner Trust Series 2022-1A Class A2†	2.80%		3/15/2027	56,666,000	55,094,714
NextGear Floorplan Master Owner Trust Series 2023-1A Class A1†	6.425% (30 day USD SOFR Average + 1.10%)	#	3/15/2028	19,850,000	20,005,283
Nissan Auto Lease Trust Series 2023-B Class A3	5.69%		7/15/2026	43,370,000	43,545,510
Octane Receivables Trust Series 2024-1A Class A2†	5.68%		5/20/2030	28,000,000	27,995,688

See Notes to Schedule of Investments.	307

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	$26,203,415	$25,237,641
OneMain Direct Auto Receivables Trust Series 2021-1A Class B†	1.26%	7/14/2028	34,347,000	31,561,664
Santander Drive Auto Receivables Trust Series 2022-2 Class A3	2.98%	10/15/2026	11,370,721	11,335,781
Santander Drive Auto Receivables Trust Series 2023-4 Class A2	6.18%	2/16/2027	8,629,715	8,652,480
Santander Drive Auto Receivables Trust Series 2024-1 Class A2	5.71%	2/16/2027	16,640,000	16,648,493
Santander Retail Auto Lease Trust Series 2021-B Class B†	0.84%	6/20/2025	2,866,726	2,858,604
Santander Retail Auto Lease Trust Series 2021-C Class C†	1.11%	3/20/2026	14,400,000	14,240,330
SBNA Auto Lease Trust Series 2023-A Class A2†	6.27%	4/20/2026	25,000,000	25,142,975
SBNA Auto Lease Trust Series 2024-A Class A2†	5.45%	1/20/2026	46,600,000	46,582,795
Toyota Auto Receivables Owner Trust Series 2023-D Class A3	5.54%	8/15/2028	16,830,000	17,021,453
Tricolor Auto Securitization Trust Series 2023-1A Class A†	6.48%	8/17/2026	2,348,601	2,349,142
Volkswagen Auto Lease Trust Series 2022-A Class A3	3.44%	7/21/2025	31,352,907	31,141,648
Westlake Automobile Receivables Trust Series 2021-1A Class C†	0.95%	3/16/2026	24,910,994	24,775,349
Westlake Automobile Receivables Trust Series 2021-2A Class D†	1.23%	12/15/2026	30,025,000	28,788,673
Westlake Automobile Receivables Trust Series 2022-2A Class A2A†	5.87%	7/15/2026	17,358,931	17,370,502
Westlake Automobile Receivables Trust Series 2023-4A Class A2†	6.23%	1/15/2027	21,000,000	21,099,490
World Omni Automobile Lease Securitization Trust Series 2022-A Class A3	3.21%	2/18/2025	13,719,773	13,664,038
Total				1,199,127,751

Credit Card 0.33%
Synchrony Card Funding LLC Series 2022-A1 Class A	3.37%	4/15/2028	15,000,000	14,677,022
Synchrony Card Funding LLC Series 2022-A2 Class A	3.86%	7/15/2028	16,698,000	16,376,099
Total				31,053,121

308	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 9.66%
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	$3,126,958	$3,084,243
Affirm Asset Securitization Trust Series 2023-A Class A†	6.61%		1/18/2028	6,500,000	6,541,750
Affirm Asset Securitization Trust Series 2023-B Class 1A†	6.82%		9/15/2028	14,715,000	14,936,086
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	13,975,000	14,184,967
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	33,900,000	33,827,830
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	15,800,948	14,093,027
Ares CLO Ltd.(a)	1.00%		4/17/2033	50,000,000	50,000,000
Atalaya Equipment Leasing Trust Series 2021-1A Class A2†	1.23%		5/15/2026	1,878,398	1,868,148
Atrium IX Series 9A Class AR2†	6.589% (3 mo. USD Term SOFR + 1.25%)	#	5/28/2030	39,202,830	39,261,636
Avant Loans Funding Trust Series 2021-REV1 Class A†	1.21%		7/15/2030	788,595	786,209
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA Class A1A†	6.669% (3 mo. USD Term SOFR + 1.35%)	#	4/20/2031	13,588,687	13,632,053
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.559% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2029	49,465,556	49,529,864
CBAM Ltd. Series 2019-9A Class A†	6.856% (3 mo. USD Term SOFR + 1.54%)	#	2/12/2030	15,282,724	15,270,498
Dell Equipment Finance Trust Series 2021-2 Class B†	0.81%		12/22/2026	10,880,000	10,806,441
Dell Equipment Finance Trust Series 2021-2 Class C†	0.94%		12/22/2026	7,370,000	7,319,208
Dell Equipment Finance Trust Series 2021-2 Class D†	1.21%		6/22/2027	6,980,000	6,928,026
DLLAA LLC Series 2023-1A Class A2†	5.93%		7/20/2026	45,381,766	45,505,141
DLLST LLC Series 2024-1A Class A2†	5.33%		1/20/2026	12,500,000	12,484,513
Flatiron CLO Ltd. Series 2017-1A Class AR†	6.549% (3 mo. USD Term SOFR + 1.24%)	#	5/15/2030	8,315,276	8,345,773
FS Rialto Series 2021-FL2 Class A†	6.656% (1 mo. USD Term SOFR + 1.33%)	#	5/16/2038	10,434,602	10,292,555
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.53% (3 mo. USD Term SOFR + 1.21%)	#	7/24/2030	40,988,533	40,988,849

See Notes to Schedule of Investments.	309

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
GreatAmerica Leasing Receivables Funding LLC Series 2021-2 Class A4†	1.04%		9/15/2027	$14,000,000	$13,239,031
HGI CRE CLO Ltd. Series 2021-FL1 Class A†	6.486% (1 mo. USD Term SOFR + 1.16%)	#	6/16/2036	8,499,063	8,435,400
HPEFS Equipment Trust Series 2023-1A Class A2†	5.43%		8/20/2025	14,605,783	14,592,682
KREF Ltd. Series 2021-FL2 Class A†	6.506% (1 mo. USD Term SOFR + 1.18%)	#	2/15/2039	31,420,000	30,795,945
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	21,770,000	20,203,191
LFT CRE Ltd. Series 2021-FL1 Class A†	6.602% (1 mo. USD Term SOFR + 1.28%)	#	6/15/2039	12,943,121	12,734,732
LFT CRE Ltd. Series 2021-FL1 Class B†	7.182% (1 mo. USD Term SOFR + 1.86%)	#	6/15/2039	15,210,000	14,757,006
Madison Park Funding XI Ltd. Series 2013-11A Class AR2†	6.477% (3 mo. USD Term SOFR + 1.16%)	#	7/23/2029	53,690,803	53,760,602
Madison Park Funding XVII Ltd. Series 2015-17A Class AR2†	6.579% (3 mo. USD Term SOFR + 1.26%)	#	7/21/2030	46,888,825	46,931,025
Marlette Funding Trust Series 2021-3A Class B†	1.30%		12/15/2031	13,006,943	12,867,831
MF1 Ltd. Series 2021-FL6 Class A†	6.536% (1 mo. USD Term SOFR + 1.21%)	#	7/16/2036	21,606,076	21,511,009
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R†	6.579% (3 mo. USD Term SOFR + 1.26%)	#	3/17/2030	55,448,042	55,492,400
Octagon Investment Partners 31 LLC Series 2017-1A Class AR†	6.629% (3 mo. USD Term SOFR + 1.31%)	#	7/20/2030	36,665,069	36,735,010
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.526% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	28,607,156	28,691,135
OZLM Funding II Ltd. Series 2012-2A Class A1A2†	6.519% (3 mo. USD Term SOFR + 1.20%)	#	7/30/2031	52,250,000	52,250,078
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	8,294,672	8,189,038
Post Road Equipment Finance LLC Series 2024-1A Class A2†	5.59%		11/15/2029	21,000,000	20,981,379
Regatta VIII Funding Ltd. Series 2017-1A Class A†	6.828% (3 mo. USD Term SOFR + 1.51%)	#	10/17/2030	11,438,214	11,476,774

310	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
TCI-Flatiron CLO Ltd. Series 2017-1A Class AR†	6.541% (3 mo. USD Term SOFR + 1.22%)	#	11/18/2030	$30,646,594	$30,724,982
Verizon Master Trust Series 2022-7 Class A1A	5.23%		11/22/2027	19,900,000	19,870,140
Total					913,926,207

Rec Vehicle Loan 0.02%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	2,094,405	2,067,495

Student Loan 0.13%
Navient Private Education Refi Loan Trust Series 2020-EA Class A†	1.69%		5/15/2069	14,285,862	12,841,833
Total Asset-Backed Securities (cost $2,168,116,030)					2,159,016,407

CORPORATE BONDS 60.27%

Aerospace/Defense 0.33%
Boeing Co.	4.875%		5/1/2025	25,852,000	25,619,701
Howmet Aerospace, Inc.	6.875%		5/1/2025	5,718,000	5,781,944
Total					31,401,645

Agriculture 0.33%
Philip Morris International, Inc.	5.125%		11/15/2024	31,580,000	31,503,809

Auto Manufacturers 5.93%
American Honda Finance Corp.	5.894% (SOFR + 0.55%)	#	2/12/2025	26,680,000	26,729,375
American Honda Finance Corp.	5.943% (SOFR + 0.60%)	#	8/14/2025	22,201,000	22,246,948
American Honda Finance Corp.	6.054% (SOFR + 0.71%)	#	1/9/2026	44,151,000	44,278,178
Daimler Truck Finance North America LLC†	5.60%		8/8/2025	28,926,000	29,001,413
Ford Motor Credit Co. LLC	2.30%		2/10/2025	15,648,000	15,139,903
Ford Motor Credit Co. LLC	3.375%		11/13/2025	3,090,000	2,965,895
Ford Motor Credit Co. LLC	4.063%		11/1/2024	26,087,000	25,731,868
Ford Motor Credit Co. LLC	4.134%		8/4/2025	16,761,000	16,361,346
Ford Motor Credit Co. LLC	4.389%		1/8/2026	25,965,000	25,258,224
Ford Motor Credit Co. LLC	4.687%		6/9/2025	9,515,000	9,383,568
Ford Motor Credit Co. LLC	5.125%		6/16/2025	6,100,000	6,039,918
Ford Motor Credit Co. LLC	5.584%		3/18/2024	10,717,000	10,715,833
General Motors Financial Co., Inc.	4.35%		4/9/2025	9,808,000	9,682,805
General Motors Financial Co., Inc.	5.965% (SOFR + 0.62%)	#	10/15/2024	44,943,000	44,980,207

See Notes to Schedule of Investments.	311

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
General Motors Financial Co., Inc.	6.694% (SOFR + 1.35%)	#	5/8/2027	$26,796,000	$26,918,975
Hyundai Capital America†	3.40%		6/20/2024	9,066,000	9,000,098
Hyundai Capital America†	5.80%		6/26/2025	26,465,000	26,571,798
Hyundai Capital America†	6.495% (SOFR + 1.15%)	#	8/4/2025	40,797,000	40,924,493
Hyundai Capital America†	6.665% (SOFR + 1.32%)	#	11/3/2025	40,746,000	40,941,426
Hyundai Capital America†	6.845% (SOFR + 1.50%)	#	1/8/2027	30,859,000	31,056,356
Toyota Motor Credit Corp.	5.996% (SOFR + 0.65%)	#	1/5/2026	53,162,000	53,305,262
Volkswagen Group of America Finance LLC†	5.80%		9/12/2025	22,115,000	22,216,251
Volkswagen Group of America Finance LLC†	6.284% (SOFR + 0.93%)	#	9/12/2025	22,115,000	22,155,368
Total					561,605,508

Banks 38.60%
AIB Group PLC (Ireland)†(b)	4.263% (3 mo. USD LIBOR + 1.87%)	#	4/10/2025	27,418,000	27,352,883
AIB Group PLC (Ireland)†(b)	7.583% (SOFR + 3.46%)	#	10/14/2026	34,618,000	35,513,908
ANZ New Zealand International Ltd. (United Kingdom)†(b)	5.944% (SOFR + 0.60%)	#	2/18/2025	17,916,000	17,966,892
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	6.155% (SOFR + 0.81%)	#	1/18/2027	26,601,000	26,724,034
Bank of America Corp.	0.981% (SOFR + 0.91%)	#	9/25/2025	39,628,000	38,587,388
Bank of America Corp.	2.015% (3 mo. USD Term SOFR + 0.90%)	#	2/13/2026	20,717,000	20,018,089
Bank of America Corp.	2.456% (3 mo. USD Term SOFR + 1.13%)	#	10/22/2025	10,000,000	9,791,370
Bank of America Corp.	3.093% (3 mo. USD Term SOFR + 1.35%)	#	10/1/2025	62,757,000	61,825,559
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	4,481,000	4,374,577
Bank of America Corp.	3.458% (3 mo. USD Term SOFR + 1.23%)	#	3/15/2025	30,943,000	30,918,556
Bank of America Corp.	3.841% (SOFR + 1.11%)	#	4/25/2025	27,670,000	27,586,208
Bank of Montreal (Canada)(b)	5.20%		12/12/2024	24,987,000	24,913,268

312	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of Montreal (Canada)(b)	6.064% (SOFR + 0.71%)	#	3/8/2024	$53,961,000	$53,964,792
Bank of Montreal (Canada)(b)	6.303% (SOFR + 0.95%)	#	9/25/2025	43,632,000	43,910,245
Bank of Montreal (Canada)(b)	6.514% (SOFR + 1.16%)	#	12/11/2026	26,605,000	26,950,243
Bank of Nova Scotia (Canada)(b)	5.25%		12/6/2024	44,634,000	44,536,883
Bank of Nova Scotia (Canada)(b)	6.444% (SOFR + 1.09%)	#	6/12/2025	43,743,000	44,022,050
Barclays PLC (United Kingdom)(b)	2.852% (SOFR + 2.71%)	#	5/7/2026	38,434,000	37,170,478
Barclays PLC (United Kingdom)(b)	3.932% (3 mo. USD LIBOR + 1.61%)	#	5/7/2025	23,114,000	23,025,211
Barclays PLC (United Kingdom)(b)	5.304% (1 yr. CMT + 2.30%)	#	8/9/2026	17,383,000	17,276,418
Barclays PLC (United Kingdom)(b)	7.325% (1 yr. CMT + 3.05%)	#	11/2/2026	21,514,000	22,054,542
BBVA Bancomer SA†	4.375%		4/10/2024	2,253,000	2,248,980
BNP Paribas SA (France)†(b)	1.323% (SOFR + 1.00%)	#	1/13/2027	18,750,000	17,349,494
BNP Paribas SA (France)†(b)	2.219% (SOFR + 2.07%)	#	6/9/2026	26,707,000	25,575,009
BNP Paribas SA (France)†(b)	2.819% (3 mo. USD Term SOFR + 1.37%)	#	11/19/2025	107,248,000	104,960,793
BPCE SA (France)†(b)	4.625%		7/11/2024	13,498,000	13,400,432
BPCE SA (France)†(b)	5.15%		7/21/2024	34,141,000	33,988,729
BPCE SA (France)†(b)	5.915% (SOFR + 0.57%)	#	1/14/2025	27,056,000	27,099,220
BPCE SA (France)†(b)	5.975% (SOFR + 2.10%)	#	1/18/2027	36,639,000	36,681,310
Canadian Imperial Bank of Commerce (Canada)(b)	5.144%		4/28/2025	15,693,000	15,641,206
Canadian Imperial Bank of Commerce (Canada)(b)	5.765% (SOFR + 0.42%)	#	10/18/2024	13,509,000	13,523,757
Citibank NA	6.157% (SOFR + 0.81%)	#	9/29/2025	43,778,000	43,996,712
Citigroup, Inc.	2.014% (SOFR + 0.69%)	#	1/25/2026	83,108,000	80,315,932
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	22,324,000	21,732,630

See Notes to Schedule of Investments.	313

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citigroup, Inc.	3.352% (3 mo. USD Term SOFR + 1.16%)	#	4/24/2025	$82,196,000	$81,886,659
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	8,591,000	8,551,830
Citigroup, Inc.	5.61% (SOFR + 1.55%)	#	9/29/2026	31,595,000	31,644,479
Citizens Bank NA	4.119% (SOFR + 1.40%)	#	5/23/2025	11,747,000	11,663,355
Citizens Bank NA	6.064% (SOFR + 1.45%)	#	10/24/2025	16,274,000	16,183,457
Credit Suisse AG	2.95%		4/9/2025	8,386,000	8,144,814
Danske Bank AS (Denmark)†(b)	1.621% (1 yr. CMT + 1.35%)	#	9/11/2026	22,264,000	20,880,776
Danske Bank AS (Denmark)†(b)	3.244% (3 mo. USD LIBOR + 1.59%)	#	12/20/2025	5,831,000	5,699,538
Danske Bank AS (Denmark)†(b)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026	42,742,000	42,917,114
DNB Bank ASA (Norway)†(b)	2.968% (SOFR + 0.81%)	#	3/28/2025	22,826,000	22,780,460
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%)	#	9/27/2025	60,672,000	59,494,727
Goldman Sachs Group, Inc.	3.272% (3 mo. USD Term SOFR + 1.46%)	#	9/29/2025	9,593,000	9,460,666
Goldman Sachs Group, Inc.	5.835% (SOFR + 0.49%)	#	10/21/2024	63,161,000	63,194,610
Goldman Sachs Group, Inc.	6.409% (SOFR + 1.07%)	#	8/10/2026	43,667,000	43,892,772
Goldman Sachs Group, Inc.	6.744% (SOFR + 1.39%)	#	3/15/2024	23,098,000	23,106,238
HSBC Holdings PLC (United Kingdom)(b)	0.976% (SOFR + 0.71%)	#	5/24/2025	29,628,000	29,294,889
HSBC Holdings PLC (United Kingdom)(b)	1.645% (SOFR + 1.54%)	#	4/18/2026	22,145,000	21,141,784
HSBC Holdings PLC (United Kingdom)(b)	2.099% (SOFR + 1.93%)	#	6/4/2026	8,933,000	8,549,061
HSBC Holdings PLC (United Kingdom)(b)	2.999% (SOFR + 1.43%)	#	3/10/2026	85,001,000	82,642,843
HSBC Holdings PLC (United Kingdom)(b)	3.803% (3 mo. USD Term SOFR + 1.47%)	#	3/11/2025	128,792,000	128,727,798
HSBC Holdings PLC (United Kingdom)(b)	4.292% (3 mo. USD Term SOFR + 1.61%)	#	9/12/2026	7,393,000	7,248,678

314	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
HSBC USA, Inc.(a)	6.305% (SOFR + 0.96%)	#	3/4/2027	$26,831,000	$26,914,828
ING Groep NV (Netherlands)(b)	3.869% (SOFR + 1.64%)	#	3/28/2026	22,055,000	21,650,334
JPMorgan Chase & Co.	2.301% (SOFR + 1.16%)	#	10/15/2025	99,304,000	97,321,191
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%)	#	6/14/2025	30,767,000	30,581,079
JPMorgan Chase & Co.	5.546% (SOFR + 1.07%)	#	12/15/2025	70,914,000	70,921,178
JPMorgan Chase Bank NA	6.354% (SOFR + 1.00%)	#	12/8/2026	26,705,000	27,146,949
KeyBank NA	5.674% (SOFR + 0.32%)	#	6/14/2024	6,521,000	6,498,463
Lloyds Banking Group PLC (United Kingdom)(b)	3.87% (1 yr. CMT + 3.50%)	#	7/9/2025	24,117,000	23,940,242
Macquarie Bank Ltd. (Australia)†(b)	4.875%		6/10/2025	9,554,000	9,434,174
Macquarie Group Ltd. (Australia)†(b)	1.34% (SOFR + 1.07%)	#	1/12/2027	14,900,000	13,754,816
Macquarie Group Ltd. (Australia)†(b)	6.207%		11/22/2024	86,276,000	86,543,581
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	6.786% (SOFR + 1.44%)	#	4/17/2026	35,250,000	35,533,356
Morgan Stanley	0.864% (SOFR + 0.75%)	#	10/21/2025	10,310,000	9,990,689
Morgan Stanley	3.62% (SOFR + 1.16%)	#	4/17/2025	55,387,000	55,222,094
Morgan Stanley	4.679% (SOFR + 1.67%)	#	7/17/2026	22,316,000	22,081,524
Morgan Stanley Bank NA	6.125% (SOFR + 0.78%)	#	7/16/2025	30,508,000	30,634,343
National Australia Bank Ltd. (Australia)†(b)	5.983% (SOFR + 0.65%)	#	12/10/2025	17,634,000	17,704,144
NatWest Group PLC (United Kingdom)(b)	4.269% (3 mo. USD LIBOR + 1.76%)	#	3/22/2025	118,509,000	118,407,874
NatWest Group PLC (United Kingdom)(b)	5.125%		5/28/2024	4,454,000	4,439,335
NatWest Group PLC (United Kingdom)(b)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026	24,562,000	25,244,584
NatWest Markets PLC (United Kingdom)†(b)	5.874% (SOFR + 0.53%)	#	8/12/2024	22,842,000	22,853,223
NatWest Markets PLC (United Kingdom)†(b)	6.803% (SOFR + 1.45%)	#	3/22/2025	40,000,000	40,395,393

See Notes to Schedule of Investments.	315

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Royal Bank of Canada (Canada)(b)	6.295% (SOFR + 0.95%)	#	1/19/2027	$22,170,000	$22,321,658
Royal Bank of Canada (Canada)(b)	6.425% (SOFR + 1.08%)	#	7/20/2026	43,671,000	44,177,041
Santander U.K. Group Holdings PLC (United Kingdom)(b)	1.089% (SOFR + 0.79%)	#	3/15/2025	16,944,000	16,916,927
Skandinaviska Enskilda Banken AB (Sweden)†(a)(b)	6.236% (SOFR + 0.89%)	#	3/5/2027	22,357,000	22,399,133
Standard Chartered PLC (United Kingdom)†(b)	2.819% (3 mo. USD LIBOR + 1.21%)	#	1/30/2026	59,522,000	57,771,220
Standard Chartered PLC (United Kingdom)†(b)	3.785% (3 mo. USD LIBOR + 1.56%)	#	5/21/2025	35,271,000	35,084,685
State Street Corp.	6.189% (SOFR + 0.85%)	#	8/3/2026	43,600,000	43,724,145
Sumitomo Mitsui Financial Group, Inc. (Japan)(b)	6.645% (SOFR + 1.30%)	#	7/13/2026	21,769,000	22,025,878
Svenska Handelsbanken AB (Sweden)†(b)	6.604% (SOFR + 1.25%)	#	6/15/2026	39,406,000	39,866,584
Swedbank AB (Sweden)†(b)	6.734% (SOFR + 1.38%)	#	6/15/2026	41,440,000	42,010,347
Toronto-Dominion Bank (Canada)(b)	3.766%		6/6/2025	21,057,000	20,684,485
Toronto-Dominion Bank (Canada)(b)	4.285%		9/13/2024	63,599,000	63,161,876
Toronto-Dominion Bank (Canada)(b)	5.704% (SOFR + 0.35%)	#	9/10/2024	4,700,000	4,703,240
Toronto-Dominion Bank (Canada)(b)	6.426% (SOFR + 1.08%)	#	7/17/2026	43,611,000	44,051,070
Truist Financial Corp.	5.754% (SOFR + 0.40%)	#	6/9/2025	45,630,000	45,517,021
UBS AG (United Kingdom)†(b)	0.70%		8/9/2024	24,006,000	23,516,258
UBS AG (Switzerland)(b)	5.125%		5/15/2024	36,443,000	36,352,804
UBS Group AG (Switzerland)†(b)	2.193% (SOFR + 2.04%)	#	6/5/2026	32,921,000	31,509,920
UBS Group AG (Switzerland)†(b)	2.593% (SOFR + 1.56%)	#	9/11/2025	44,522,000	43,763,678
UBS Group AG (Switzerland)(b)	3.75%		3/26/2025	25,394,000	24,876,133
UBS Group AG (Switzerland)†(b)	4.125%		9/24/2025	26,655,000	26,078,927
UBS Group AG (Switzerland)†(b)	4.488% (1 yr. CMT + 1.55%)	#	5/12/2026	33,697,000	33,164,913

316	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UniCredit SpA (Italy)†(b)	2.569% (1 yr. CMT + 2.30%)	#	9/22/2026	$43,545,000	$41,263,795
Wells Fargo & Co.	2.164% (3 mo. USD Term SOFR + 1.01%)	#	2/11/2026	49,079,000	47,482,633
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	44,216,000	42,439,901
Wells Fargo & Co.	2.406% (3 mo. USD Term SOFR + 1.09%)	#	10/30/2025	126,850,000	124,127,369
Wells Fargo & Co.	3.908% (SOFR + 1.32%)	#	4/25/2026	9,962,000	9,769,974
Wells Fargo Bank NA	6.403% (SOFR + 1.06%)	#	8/7/2026	44,218,000	44,717,299
Total					3,652,796,654

Beverages 0.18%
PepsiCo, Inc.	5.744% (SOFR + 0.40%)	#	11/12/2024	17,138,000	17,156,458

Biotechnology 0.04%
Amgen, Inc.	5.25%		3/2/2025	4,114,000	4,104,670

Building Materials 0.09%
Carrier Global Corp.	5.80%		11/30/2025	8,183,000	8,243,742

Chemicals 0.24%
Celanese U.S. Holdings LLC	6.05%		3/15/2025	22,354,000	22,414,399

Commercial Services 0.07%
Triton Container International Ltd.†	1.15%		6/7/2024	6,894,000	6,796,358

Computers 0.21%
Hewlett Packard Enterprise Co.	5.90%		10/1/2024	19,673,000	19,696,987

Diversified Financial Services 2.19%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	1.65%		10/29/2024	17,587,000	17,114,456
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	1.75%		10/29/2024	30,189,000	29,381,380
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.45%		10/1/2025	16,543,000	16,230,148
Aircastle Ltd.	4.125%		5/1/2024	9,876,000	9,844,323
Aircastle Ltd.†	5.25%		8/11/2025	7,000,000	6,921,894
American Express Co.	6.275% (SOFR + 0.93%)	#	3/4/2025	36,253,000	36,462,443

See Notes to Schedule of Investments.	317

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
American Express Co.	6.338% (SOFR + 1.33%)	#	10/30/2026	$21,495,000	$21,829,367
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.125%		2/21/2026	34,088,000	31,650,640
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.875%		2/15/2025	11,697,000	11,355,864
Avolon Holdings Funding Ltd. (Ireland)†(b)	3.95%		7/1/2024	16,847,000	16,722,642
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026	7,180,000	6,925,541
Nuveen Finance LLC†	4.125%		11/1/2024	2,755,000	2,724,185
Total					207,162,883

Electric 2.03%
American Electric Power Co., Inc.	5.699%		8/15/2025	9,376,000	9,391,449
CenterPoint Energy, Inc.	5.994% (SOFR + 0.65%)	#	5/13/2024	21,787,000	21,790,541
Georgia Power Co.	6.094% (SOFR + 0.75%)	#	5/8/2025	21,750,000	21,814,407
Jersey Central Power & Light Co.†	4.70%		4/1/2024	14,500,000	14,488,759
Monongahela Power Co.†	4.10%		4/15/2024	13,665,000	13,630,129
NextEra Energy Capital Holdings, Inc.	2.94%		3/21/2024	21,948,000	21,918,425
NextEra Energy Capital Holdings, Inc.	4.20%		6/20/2024	4,898,000	4,874,770
NextEra Energy Capital Holdings, Inc.	5.749%		9/1/2025	8,790,000	8,839,641
NextEra Energy Capital Holdings, Inc.	6.051%		3/1/2025	7,428,000	7,456,144
Vistra Operations Co. LLC†	3.55%		7/15/2024	19,136,000	18,965,174
Vistra Operations Co. LLC†	5.125%		5/13/2025	49,155,000	48,795,318
Total					191,964,757

Electronics 0.05%
Trimble, Inc.	4.75%		12/1/2024	4,389,000	4,352,702

Entertainment 0.50%
Warnermedia Holdings, Inc.	3.428%		3/15/2024	19,604,000	19,587,736
Warnermedia Holdings, Inc.	6.412%		3/15/2026	27,674,000	27,671,806
Total					47,259,542

Gas 0.38%
East Ohio Gas Co.†	1.30%		6/15/2025	6,238,000	5,917,352
Spire, Inc.	5.30%		3/1/2026	30,294,000	30,234,758
Total					36,152,110

Hand/Machine Tools 0.27%
Regal Rexnord Corp.†	6.05%		2/15/2026	25,378,000	25,492,620

318	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care-Products 1.21%
Baxter International, Inc.	1.322%		11/29/2024	$66,318,000	$64,218,714
GE HealthCare Technologies, Inc.	5.55%		11/15/2024	50,475,000	50,410,384
Total					114,629,098

Insurance 2.92%
Athene Global Funding†	5.684%		2/23/2026	30,976,000	30,973,090
Brighthouse Financial Global Funding†	6.105% (SOFR + 0.76%)	#	4/12/2024	32,460,000	32,482,974
Corebridge Global Funding†	6.653% (SOFR + 1.30%)	#	9/25/2026	29,760,000	29,902,691
F&G Global Funding†	0.90%		9/20/2024	22,929,000	22,300,293
GA Global Funding Trust†	0.80%		9/13/2024	37,195,000	36,193,948
GA Global Funding Trust†	1.625%		1/15/2026	5,350,000	4,930,138
GA Global Funding Trust†	5.854% (SOFR + 0.50%)	#	9/13/2024	7,486,000	7,481,123
GA Global Funding Trust†	6.705% (SOFR + 1.36%)	#	4/11/2025	51,514,000	51,658,002
Jackson National Life Global Funding†	6.503% (SOFR + 1.15%)	#	6/28/2024	49,131,000	49,241,675
RenaissanceRe Finance, Inc.	3.70%		4/1/2025	11,229,000	11,011,093
Total					276,175,027

Lodging 0.38%
Hyatt Hotels Corp.	1.80%		10/1/2024	11,059,000	10,812,438
Las Vegas Sands Corp.	2.90%		6/25/2025	25,964,000	24,846,250
Total					35,658,688

Media 0.43%
Charter Communications Operating LLC/Charter Communications Operating Capital	4.908%		7/23/2025	35,968,000	35,479,945
Discovery Communications LLC	3.95%		6/15/2025	4,923,000	4,810,445
Total					40,290,390

Mining 0.58%
Glencore Funding LLC†	4.625%		4/29/2024	55,531,000	55,410,511

Miscellaneous Manufacturing 0.21%
Parker-Hannifin Corp.	3.65%		6/15/2024	19,759,000	19,647,071

Oil & Gas 0.21%
Continental Resources, Inc.	3.80%		6/1/2024	10,464,000	10,409,340
Ovintiv, Inc.	5.65%		5/15/2025	9,308,000	9,312,588
Total					19,721,928

See Notes to Schedule of Investments.	319

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines 0.51%
TransCanada PipeLines Ltd. (Canada)(b)	6.203%		3/9/2026	$4,378,000	$4,378,096
TransCanada PipeLines Ltd. (Canada)(b)	6.874% (SOFR + 1.52%)	#	3/9/2026	43,659,000	43,674,773
Total					48,052,869

REITS 1.34%
American Tower Corp.	1.60%		4/15/2026	37,582,000	34,818,710
Crown Castle, Inc.	1.35%		7/15/2025	6,000,000	5,679,734
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	15,153,000	15,029,077
GLP Capital LP/GLP Financing II, Inc.	5.375%		4/15/2026	23,643,000	23,406,962
Public Storage Operating Co.	5.945% (SOFR + 0.60%)	#	7/25/2025	13,071,000	13,126,873
VICI Properties LP	4.375%		5/15/2025	11,723,000	11,523,628
VICI Properties LP/VICI Note Co., Inc.†	5.625%		5/1/2024	23,286,000	23,286,848
Total					126,871,832

Semiconductors 0.37%
Qorvo, Inc.	1.75%		12/15/2024	36,498,000	35,462,623

Telecommunications 0.67%
AT&T, Inc.	5.539%		2/20/2026	63,669,000	63,661,008
Total Corporate Bonds (cost $5,678,652,980)					5,703,685,889

FLOATING RATE LOANS(c) 3.22%

Aerospace/Defense 0.79%
RTX Corp. 2023 Term Loan	6.605% (3 mo. USD Term SOFR + 1.38%)		5/7/2025	75,000,000	74,765,625

Automobile Manufacturers 0.23%
Allison Transmission, Inc. 2019 Term Loan B	–	(d)	3/29/2026	21,859,689	21,909,420

Diversified Financial Services 0.61%

Intercontinental Exchange, Inc. Delayed Draw Term Loan	6.196% (1 mo. USD Term SOFR + 0.88%)		5/24/2024	58,045,867	58,082,436

Health Care Products 0.04%
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 1	6.555% (1 mo. USD Term SOFR + 1.13%)		9/30/2024	3,307,722	3,309,789

320	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines 0.09%
Targa Resources Corp. Term Loan	6.571% (1 mo. USD Term SOFR + 1.25%)		7/11/2025	$8,133,333	$8,148,583

Real Estate Investment Trusts 0.42%
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.426% (1 mo. USD Term SOFR + 1.00%)		1/31/2025	40,000,000	39,750,000

Semiconductors 0.81%
Broadcom, Inc. 2023 Term Loan A2	6.442% (3 mo. USD Term SOFR + 1.13%)		8/15/2025	47,800,000	47,680,500
Marvell Technology Group Ltd. 2020 5 Year Term Loan A	6.801% (1 mo. USD Term SOFR + 1.38%)		12/7/2025	29,062,500	29,080,664
Total					76,761,164

Software 0.23%
Atlassian, Inc. Delayed Draw Term Loan (Australia)(b)	6.212% (1 mo. USD Term SOFR + 0.88%)		10/28/2025	21,721,519	21,653,639
Total Floating Rate Loans (cost $304,952,418)					304,380,656

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.16%

South Korea
Korea National Oil Corp.† (cost $15,000,000)	6.424% (SOFR + 1.08%)	#	11/14/2026	15,000,000	15,195,139

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.22%
BX Trust Series 2021-ARIA Class A†	6.332% (1 mo. USD Term SOFR + 1.01%)	#	10/15/2036	9,304,000	9,190,453
BXHPP Trust Series 2021-FILM Class A†	6.083% (1 mo. USD Term SOFR + 0.76%)	#	8/15/2036	20,000,000	19,262,414
BXMT Ltd. Series 2020-FL2 Class A†	6.336% (1 mo. USD Term SOFR + 1.01%)	#	2/15/2038	15,461,041	14,789,905
BXMT Ltd. Series 2021-FL4 Class A†	6.486% (1 mo. USD Term SOFR + 1.16%)	#	5/15/2038	14,689,000	14,064,717
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6 Class M1†	6.122% (30 day USD SOFR Average + 0.80%)	#	10/25/2041	1,245,417	1,245,554

See Notes to Schedule of Investments.	321

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 29, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA2 Class M1†	6.022% (30 day USD SOFR Average + 0.70%)	#	12/25/2033	$110,987	$110,956
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3 Class M1†	6.172% (30 day USD SOFR Average + 0.85%)	#	9/25/2041	5,480,352	5,459,454
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	6.272% (30 day USD SOFR Average + 0.95%)	#	12/25/2041	9,538,326	9,496,452
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M1A†	6.322% (30 day USD SOFR Average + 1.00%)	#	1/25/2042	11,633,404	11,616,260
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R02 Class 2M1†	6.222% (30 day USD SOFR Average + 0.90%)	#	11/25/2041	9,857,031	9,852,516
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01 Class 1M1†	6.072% (30 day USD SOFR Average + 0.75%)	#	10/25/2041	894,816	894,568
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.522% (30 day USD SOFR Average + 1.20%)	#	1/25/2042	14,598,500	14,613,796
Great Wolf Trust Series 2019-WOLF Class A†	6.667% (1 mo. USD Term SOFR + 1.35%)	#	12/15/2036	14,400,000	14,394,917
GS Mortgage Securities Corp. Trust Series 2018-HULA Class A†	6.543% (1 mo. USD Term SOFR + 1.22%)	#	7/15/2025	15,002,270	14,948,159
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.583% (1 mo. USD Term SOFR + 1.26%)	#	5/15/2026	40,000,000	37,296,176
Hilton Orlando Trust Series 2018-ORL Class A†	6.385% (1 mo. USD Term SOFR + 1.07%)	#	12/15/2034	9,095,000	9,088,532
KIND Trust Series 2021-KIND Class A†	6.385% (1 mo. USD Term SOFR + 1.06%)	#	8/15/2038	24,545,068	23,812,140
Total Non-Agency Commercial Mortgage-Backed Securities (cost $215,814,894)					210,136,969

322	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 1.58%
U.S. Treasury Notes	4.25%	5/31/2025	$89,090,000	$88,374,844
U.S. Treasury Notes(e)	4.25%	1/31/2026	22,135,300	21,971,879
U.S. Treasury Notes	5.00%	9/30/2025	39,279,000	39,408,652
Total U.S. Treasury Obligations (cost $149,852,377)				149,755,375
Total Long-Term Investments (cost $8,532,388,699)				8,542,170,435

SHORT-TERM INVESTMENTS 12.19%

COMMERCIAL PAPER 11.19%

Aerospace/Defense 0.11%
L3Harris Technologies, Inc.†	6.319%	8/29/2024	10,000,000	9,708,773

Commercial Services 0.19%
Global Payments, Inc.	6.044%	3/1/2024	18,000,000	18,000,000

Diversified Financial Services 1.38%
Aviation Capital Group LLC†	5.976%	3/1/2024	40,000,000	40,000,000
Brookfield Infrastructure Holdings Canada, Inc.	6.167%	5/2/2024	3,750,000	3,713,145
Brookfield Infrastructure Holdings Canada, Inc.	6.192%	5/2/2024	9,628,000	9,533,376
Brookfield Infrastructure Holdings Canada, Inc.	6.564%	4/18/2024	78,000,000	77,344,800
Total				130,591,321

Electric 0.21%
AES Corp.	6.046%	3/11/2024	20,000,000	19,966,944

Electronics 0.75%
Flex Ltd.†	5.984%	3/1/2024	45,000,000	45,000,000
Flex Ltd.†	5.986%	3/4/2024	26,000,000	25,987,217
Total				70,987,217

Health Care-Services 1.25%
CommonSpirit Health	6.301%	3/5/2024	50,000,000	49,965,833
CommonSpirit Health	6.301%	3/26/2024	68,575,000	68,282,128
Total				118,247,961

Leisure Time 0.26%
Harley-Davidson Financial Services, Inc.†	6.264%	4/29/2024	25,007,000	24,758,229

Oil & Gas 2.32%
APA Corp.†	6.084%	3/1/2024	88,000,000	88,000,000
Ovintiv, Inc.	6.078%	3/5/2024	12,522,000	12,513,666
Ovintiv, Inc.	6.156%	3/20/2024	33,105,000	32,999,294
Ovintiv, Inc.	6.234%	3/20/2024	12,000,000	11,961,367

See Notes to Schedule of Investments.	323

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 29, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Ovintiv, Inc.	6.265%	3/20/2024	$20,515,000	$20,448,736
Ovintiv, Inc.	6.287%	3/20/2024	9,000,000	8,970,787
Ovintiv, Inc.	6.29%	3/20/2024	45,000,000	44,853,938
Total				219,747,788

Pharmaceuticals 1.56%
Bayer Corp.†	6.349%	7/8/2024	21,331,000	20,894,813
Bayer Corp.†	6.372%	7/8/2024	81,379,000	79,714,920
Bayer Corp.†	6.373%	7/9/2024	24,000,000	23,505,507
Bayer Corp.†	6.385%	7/9/2024	24,000,000	23,505,507
Total				147,620,747

Pipelines 1.30%
Targa Resources Corp.†	6.223%	3/8/2024	7,500,000	7,491,104
Targa Resources Corp.†	6.267%	3/1/2024	13,500,000	13,500,000
Western Midstream Operating LP†	6.246%	3/1/2024	17,498,000	17,498,000
Western Midstream Operating LP†	6.248%	3/4/2024	15,000,000	14,992,338
Western Midstream Operating LP†	6.249%	3/12/2024	14,000,000	13,973,777
Western Midstream Operating LP†	6.255%	3/8/2024	29,900,000	29,864,361
Western Midstream Operating LP†	6.258%	3/13/2024	17,000,000	16,965,264
Western Midstream Operating LP†	6.259%	3/21/2024	8,750,000	8,720,201
Total				123,005,045

Retail 0.74%
Walgreens Boots Alliance, Inc.†	6.525%	3/18/2024	28,693,000	28,606,284
Walgreens Boots Alliance, Inc.†(a)	6.53%	4/5/2024	41,507,000	41,248,734
Total				69,855,018

Telecommunications 1.12%
Rogers Communications, Inc.†	6.024%	4/30/2024	107,119,000	106,105,221
Total Commercial Paper (cost $1,058,437,993)				1,058,594,264

U.S. TREASURY OBLIGATIONS 0.45%
U.S. Treasury Bills (Cost $42,159,713)	Zero Coupon	7/5/2024	42,916,000	42,142,439

324	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 29, 2024

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 0.55%
Repurchase Agreement dated 2/29/2024, 2.800% due 3/1/2024 with Fixed Income Clearing Corp. collateralized by $31,456,900 of U.S. Treasury Note at 4.625% due 2/28/2026; value: $31,439,697; proceeds: $30,825,546 (cost $30,823,148)	$30,823,148	$30,823,148
Repurchase Agreement dated 2/29/2024, 5.300% due 3/1/2024 with Barclays Bank PLC collateralized by $22,060,000 of U.S. Treasury Bill at 0.250% due 3/15/2024; value: $22,040,649; proceeds: $21,611,661 (cost $21,608,480)	21,608,480	21,608,480
Total Repurchase Agreements (cost $52,431,628)		52,431,628
Total Short-Term Investments (cost $1,153,029,334)		1,153,168,331
Total Investments in Securities 102.45% (cost $9,685,418,033)		9,695,338,766
Other Assets and Liabilities – Net (2.45)%		(231,485,711)
Net Assets 100.00%		$9,463,853,055

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2024, the total value of Rule 144A securities was $4,259,876,232, which represents 45.01% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2024.
(a)	Securities purchased on a when-issued basis.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2024.
(d)	Interest Rate to be determined.
(e)	Security has been fully or partially segregated for open reverse repurchase agreements as of February 29, 2024.

Reverse Repurchase Agreement Payables as of February 29, 2024:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date	Fair Value(2)
Barclays Bank PLC	$21,608,480	$22,135,300 principal, U.S. Treasury Notes at 4.25% due 1/31/2026, $21,971,879 fair value	4.100%	02/29/2024	3/1/2024	$21,610,941

(1)	The positive interest rate on the reverse repurchase agreement results in interest expense to the Fund.
(2)	Total fair value of reverse repurchase agreement is presented net of interest payable of $2,461.

See Notes to Schedule of Investments.	325

Schedule of Investments (unaudited)(concluded)

ULTRA SHORT BOND FUND February 29, 2024

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$2,159,016,407	$–	$2,159,016,407
Corporate Bonds	–	5,703,685,889	–	5,703,685,889
Floating Rate Loans	–	304,380,656	–	304,380,656
Foreign Government Obligations	–	15,195,139	–	15,195,139
Non-Agency Commercial
Mortgage-Backed Securities	–	210,136,969	–	210,136,969
U.S. Treasury Obligations	–	149,755,375	–	149,755,375
Short-Term Investments
Commercial Paper	–	1,058,594,264	–	1,058,594,264
U.S. Treasury Obligations	–	42,142,439	–	42,142,439
Repurchase Agreements	–	52,431,628	–	52,431,628
Total	$–	$9,695,338,766	$–	$9,695,338,766
Other Financial Instruments
Reverse Repurchase Agreements
Asset	$–	$–	$–	$–
Liabilities	–	(21,610,941)	–	(21,610,941)
Total	$–	$(21,610,941)	$–	$(21,610,941)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

326	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following fourteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”), Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”), Lord Abbett Total Return Fund (“Total Return Fund”) and Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investment to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that preforms the responsibilities on behalf of Lord Abbett, administers the pricing and valuation of the portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent

Notes to Schedule of Investments (unaudited)(continued)

pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of February 29, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S federal tax returns remains open generally three years after the filing of the tax returns. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds except for Inflation Focused Fund, have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of February 29, 2024, the Funds did not have any securities on loan.

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers during the period ended February 29, 2024:

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Value at 11/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Appreciation (Depreciation)	Value at 2/29/2024	Shares as of 2/29/2024	Dividend Income
Lord Abbett Affiliated Fund-Class I	$180,037,886	$941,691	$(7,369,271)	$375,042	$18,116,218	$192,101,566	10,713,975	$941,691
Lord Abbett Investment Trust-Convertible Fund-Class I	19,964,976	130,055	(696,363)	(1,491)	1,221,456	20,618,633	1,578,762	130,055
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	306,601,550	12,218,866	(10,473,282)	(2,395,392)	5,635,617	311,587,359	33,978,992	3,828,699
Lord Abbett Securities Trust-Dividend Growth Fund-Class I	374,842,735	2,893,230	(75,902,558)	12,834,493 (a)	22,632,062	335,412,823	15,858,762	1,006,091
Lord Abbett Emerging Markets Bond Fund-Class I	71,952,100	695,951	(2,649,000)	(821,845)	3,148,068	72,325,274	17,597,390	1,031,521
Lord Abbett Investment Trust- Floating Rate Loan Fund-Class I	–	38,668,499	(188,000)	161	47,215	38,527,875	4,721,553	130,080
Lord Abbett Securities Trust- Fundamental Equity Fund-Class I	179,655,644	19,177,030	(3,895,000)	445,956	21,358,191	216,741,821	15,135,602	–
Lord Abbett Securities Trust- Growth Leaders Fund-Class I	184,282,052	43,396,588	(27,920,638)	(7,052,836)	51,898,690	244,603,856	6,176,865	–
Lord Abbett High Yield Fund-Class I	117,789,806	1,424,491	(5,409,388)	(661,082)	3,513,759	116,657,586	18,487,732	2,170,446
Lord Abbett Investment Trust- Income Fund-Class I	149,141,183	51,094,804	(5,856,000)	(79,355)	3,171,732	197,472,364	81,600,150	2,558,677
Lord Abbett Investment Trust- Inflation Focused Fund-Class I	58,674,642	140,163	(59,370,583)	(2,273,169)	2,828,947	–	–	182,713
Lord Abbett Securities Trust- International Equity Fund-Class I	83,472,809	1,677,190	(2,689,000)	(259,362)	7,310,605	89,512,242	6,080,995	1,677,190
Lord Abbett Securities Trust- International Value Fund-Class I	74,160,195	676,355	(2,382,105)	(131,135)	3,291,098	75,614,408	9,781,942	676,354
Lord Abbett Investment Trust- Short Duration Income Fund-Class I	–	19,197,582	(10,070,615)	(25,264)	(23,851)	9,077,852	2,364,024	154,201
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	76,846,090	521,535	(33,801,497)	544,118	(223,567)	43,886,679	4,401,874	725,654
Lord Abbett Private Credit Fund 1 LP	–	1,320,388	–	–	–	1,320,388	1,320,388	–
Total				$498,839	$143,926,240	$1,965,460,726		$15,213,372

(a)	Includes $1,887,139 of capital gains.

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Income Fund

Affiliated Issuer	Value at 11/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Appreciation (Depreciation)	Value at 2/29/2024	Shares as of 2/29/2024	Dividend Income
Lord Abbett Affiliated Fund-Class I	$44,620,631	$565,832	$(5,715,548)	$273,054	$4,076,492	$43,820,461	2,443,974	$232,832
Lord Abbett Investment Trust-Convertible Fund-Class I	2,468,781	16,090	(2,572,567)	(168)	87,864	–	–	16,090
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	263,647,815	22,928,727	(11,728,000)	(2,583,703)	5,206,467	277,471,306	30,258,594	3,378,613
Lord Abbett Securities Trust- Dividend Growth Fund-Class I	90,411,307	1,169,310	(30,723,678)	3,235,481 (a)	4,244,170	67,910,411	3,210,894	227,131
Lord Abbett Emerging Markets Bond Fund-Class I	26,924,420	472,212	(1,168,000)	(209,226)	1,078,990	27,098,396	6,593,284	384,500
Lord Abbett Investment Trust- Floating Rate Loan Fund-Class I	–	16,242,754	(95,000)	81	19,813	16,167,648	1,981,329	54,627
Lord Abbett Fundamental Equity Fund-Class I	44,647,634	8,575,209	(1,260,000)	132,268	5,529,954	57,625,065	4,024,097	–
Lord Abbett Growth Leaders Fund-Class I	39,276,625	15,778,823	(6,078,619)	(1,475,831)	11,885,413	59,386,411	1,499,657	–
Lord Abbett High Yield Fund-Class I	69,732,496	1,398,903	(3,419,794)	(45,633)	1,730,305	69,396,277	10,997,825	1,282,535
Lord Abbett Income Fund-Class I	48,053,844	43,323,508	(3,070,000)	(40,987)	832,901	89,099,266	36,817,879	1,070,229
Lord Abbett Inflation Focused Fund-Class I	47,667,276	95,843	(48,271,304)	(2,509,728)	3,017,913	–	–	102,142
Lord Abbett International Equity Fund-Class I	40,230,217	1,107,767	(4,730,654)	(533,241)	3,709,726	39,783,815	2,702,705	806,767
Lord Abbett International Value Fund-Class I	33,038,173	539,697	(4,436,248)	121,722	1,187,392	30,450,736	3,939,293	300,697
Lord Abbett Short Duration Income Fund-Class I	7,668,682	29,270,172	(8,972,140)	(54,921)	8,388	27,920,181	7,270,880	266,675
Lord Abbett Ultra Short Bond Fund-Class I	44,018,646	453,417	(32,464,936)	545,700	(366,260)	12,186,567	1,222,324	361,507
Lord Abbett Private Credit Fund 1, LP	–	577,670	–	–	–	577,670	577,670	–
Total				$(3,571,311)	$42,249,528	$818,894,210		$8,910,524

(a)	Includes $426,179 of capital gains.

Investments in Underlying Funds (unaudited)

The Funds invests in Underlying Funds managed by Lord Abbett. As of February 29, 2024, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Affiliated Fund, Inc.	9.77%
Lord Abbett Investment Trust-Convertible Fund-Class I	1.05%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	15.85%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	17.06%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.68%
Lord Abbett Investment Trust-Floating Rate Fund-Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	11.03%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	12.45%
Lord Abbett Investment Trust-High Yield Fund-Class I	5.94%
Lord Abbett Investment Trust-Income Fund-Class I	10.05%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.55%
Lord Abbett Securities Trust-International Value Fund-Class I	3.85%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.46%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	2.23%
Lord Abbett Private Credit Fund 1, LP	0.07%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Affiliated Fund, Inc.	5.35%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	33.88%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	8.29%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.31%
Lord Abbett Investment Trust-Floating Rate Fund-Class I	1.97%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	7.04%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	7.25%
Lord Abbett Investment Trust-High Yield Fund-Class I	8.48%
Lord Abbett Investment Trust-Income Fund-Class I	10.88%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.86%
Lord Abbett Securities Trust-International Value Fund-Class I	3.72%
Lord Abbett Short Duration Income Fund-Class I	3.41%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	1.49%
Lord Abbett Private Credit Fund 1 LP	0.07%
Total	100.00%

The Ten Largest Holdings and the Holdings by Sector as of February 29, 2024, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.71%
CRH PLC	2.59%
Abbott Laboratories	2.54%
Walmart, Inc.	2.51%
Parker-Hannifin Corp.	2.47%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.43%
Comcast Corp. Class A	2.33%
UnitedHealth Group, Inc.	2.32%
AbbVie, Inc.	2.22%
Ferguson PLC	2.22%

Holdings by Sector	% of Investments
Communication Services	3.79%
Consumer Discretionary	5.62%
Consumer Staples	8.83%
Energy	8.05%
Financials	23.21%
Health Care	11.51%
Industrials	16.59%
Information Technology	13.81%
Materials	4.57%
Utilities	2.92%
Repurchase Agreements	1.10%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Okta, Inc., 0.125%, 9/1/2025	5.19%
Euronet Worldwide, Inc., 0.750%, 3/15/2049	3.88%
Bank of America Corp., 7.250%	3.77%
Bill Holdings, Inc., 4/1/2027	3.64%
BioMarin Pharmaceutical, Inc., 0.599%, 8/1/2024	3.61%
Lumentum Holdings, Inc., 0.250%, 3/15/2024	3.56%
Uber Technologies, Inc., 12/15/2025	3.26%
Shopify, Inc., 0.125%, 11/1/2025	2.78%
COPT Defense Properties LP, 5.250%, 9/15/2028	2.56%
Zillow Group, Inc., 2.750%, 5/15/2025	2.33%

Holdings by Sector	% of Investments
Banks	5.75%
Biotechnology	7.99%
Commercial Services	5.35%
Computers	5.51%
Diversified Financial Services	0.46%
Electric	0.93%
Energy-Alternate Sources	1.51%
Engineering & Construction	1.57%
Entertainment	5.71%
Health Care-Products	6.69%
Industrial	3.58%
Internet	24.46%
Machinery-Diversified	0.28%
Oil & Gas	0.54%
Pharmaceuticals	2.90%
Private Equity	3.58%
Retail	5.43%
Software	16.45%
Repurchase Agreements	1.31%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bonds, 4.375%, 8/15/2043	3.93%
U.S. Treasury Notes, 4.250%, 1/31/2026	3.58%
U.S. Treasury Notes, 3.750%, 12/31/2028	2.52%
U.S. Treasury Notes, 4.625%, 2/28/2026	2.33%
U.S. Treasury Notes, 4.250%, 12/31/2025	1.62%
U.S. Treasury Notes, 4.250%, 5/31/2025	1.51%
U.S. Treasury Bonds, 3.875%, 2/15/2043	1.34%
U.S. Treasury Notes, 4.000%, 2/15/2034	1.09%
Government National Mortgage Association, 6.000%, TBA	0.96%
U.S. Treasury Bonds, 4.250%, 2/15/2054	0.93%

Holdings by Sector	% of Investments
Asset-Backed Securities	13.09%
Basic Materials	0.20%
Communications	2.24%
Consumer Cyclical	1.90%
Consumer Non-Cyclical	4.23%
Energy	2.77%
Financial	14.24%
Foreign Government	3.39%
Industrial	1.36%
Mortgage-Backed Securities	6.31%
Municipal	0.08%
Technology	0.93%
U.S. Government	40.06%
Utilities	4.09%
Repurchase Agreements	5.11%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Dividend Growth Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	8.93%
NVIDIA Corp.	4.84%
Mastercard, Inc. Class A	3.96%
Exxon Mobil Corp.	3.60%
UnitedHealth Group, Inc.	2.95%
Apple, Inc.	2.87%
AbbVie, Inc.	2.85%
Eli Lilly & Co.	2.65%
Lam Research Corp.	2.44%
Accenture PLC Class A	2.39%

Holdings by Sector	% of Investments
Communication Services	1.87%
Consumer Discretionary	7.27%
Consumer Staples	7.59%
Energy	3.98%
Financials	17.56%
Health Care	14.33%
Industrials	9.71%
Information Technology	29.63%
Materials	4.84%
Utilities	2.26%
Repurchase Agreements	0.96%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Saudi Government International Bonds, 3.450%, 2/2/2061	1.69%
Indonesia Government International Bonds, 1.850%, 3/12/2031	1.63%
Brazil Government International Bonds, 6.125%, 3/15/2034	1.39%
Peru Government International Bonds, 3.000%, 1/15/2034	1.38%
Brazil Government International Bonds, 7.125%, 5/13/2054	1.33%
Republic of South Africa Government International Bonds, 4.300%, 10/12/2028	1.25%
Egypt Government International Bonds, 7.600%, 3/1/2029	1.13%
QatarEnergy, 2.250%, 7/12/2031	1.11%
Colombia Government International Bonds, 5.000%, 6/15/2045	1.11%
Republic of Turkey Government International Bond, 7.625%, 5/15/2034	1.11%

Holdings by Sector	% of Investments
Basic Materials	3.18%
Communications	1.13%
Consumer, Cyclical	2.24%
Consumer, Non-cyclical	2.71%
Energy	14.61%
Financial	10.04%
Foreign Government	57.27%
Industrial	1.67%
Utilities	6.23%
Repurchase Agreements	0.92%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Floating Rate Fund

Ten Largest Holdings	% of Investments
Invesco Senior Loan ETF	1.22%
Cloud Software Group, Inc., 3/30/2029	0.75%
Jane Street Group LLC, 1/26/2028	0.66%
American Airlines, Inc., 4/20/2028	0.59%
ACBL Holdings Corp.	0.57%
SPDR Blackstone Senior Loan ETF	0.54%
MH Sub I LLC, 5/3/2028	0.52%
Peraton Corp., 2/1/2028	0.52%
Virgin Media Bristol LLC, 1/31/2028	0.51%
Fertitta Entertainment LLC, 1/27/2029	0.51%

Holdings by Sector	% of Investments
Asset Backed Securities	1.93%
Basic Materials	3.89%
Communications	7.19%
Consumer, Cyclical	15.03%
Consumer, Non-cyclical	15.00%
Energy	4.82%
ETF’s	1.75%
Financial	11.13%
Industrial	13.99%
Technology	15.03%
Utilities	1.53%
Repurchase Agreements	8.71%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.01%
Allstate Corp.	2.55%
Alphabet, Inc. Class A	2.51%
Microsoft Corp.	2.43%
Wells Fargo & Co.	2.37%
Shell PLC ADR	2.31%
KKR & Co., Inc.	2.26%
AbbVie, Inc.	2.25%
EMCOR Group, Inc.	2.19%
Charles Schwab Corp.	2.17%

Holdings by Sector	% of Investments
Communication Services	4.29%
Consumer Discretionary	6.77%
Consumer Staples	6.20%
Energy	8.04%
Financials	23.86%
Health Care	12.88%
Industrials	16.12%
Information Technology	10.90%
Materials	4.48%
Real Estate	3.29%
Utilities	2.77%
Repurchase Agreements	0.40%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
NVIDIA Corp.	10.92%
Microsoft Corp.	7.02%
Meta Platforms, Inc.	6.13%
Amazon.com, Inc.	4.84%
Arista Networks, Inc.	3.01%
Advanced Micro Devices, Inc.	2.63%
MercadoLibre, Inc.	2.58%
Netflix, Inc.	2.58%
Eli Lilly & Co.	2.36%
Uber Technologies, Inc.	2.35%

Holdings by Sector	% of Investments
Communication Services	12.87%
Consumer Discretionary	14.77%
Financials	4.67%
Health Care	9.72%
Industrials	9.55%
Information Technology	46.57%
Repurchase Agreements	1.85%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Equity Fund

Ten Largest Holdings	% of Investments
Taiwan Semiconductor Manufacturing Co. Ltd.	3.26%
Novo Nordisk AS	3.16%
ASML Holding NV	2.57%
Shell PLC	2.11%
Schneider Electric SE	2.04%
CRH PLC	1.98%
SAP SE	1.95%
Hitachi Ltd.	1.95%
LVMH Moet Hennessy Louis Vuitton SE	1.81%
Samsung Electronics Co. Ltd.	1.79%

Holdings by Sector	% of Investments
Communication Services	4.66%
Consumer Discretionary	11.80%
Consumer Staples	5.07%
Energy	5.09%
Financials	18.28%
Health Care	11.67%
Industrials	14.53%
Information Technology	17.96%
Materials	6.11%
Real Estate	2.36%
Utilities	1.53%
Repurchase Agreements	0.94%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030	0.60%
Frontier Communications Holdings LLC, 6.000%, 1/15/2030	0.56%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/1/2028	0.52%
Altice France SA, 5.125%, 7/15/2029	0.48%
Vistra Operations Co. LLC, 7.750%, 10/15/2031	0.48%
Bombardier, Inc., 6.000%, 2/15/2028	0.48%
Cloud Software Group, Inc., 6.500%, 3/31/2029	0.47%
American Airlines, Inc., 7.250%, 2/15/2028	0.45%
Carnival Corp., 6.000%, 5/1/2029	0.44%
Cloud Software Group, Inc., 9.000%, 9/30/2029	0.43%

Holdings by Sector	% of Investments
Basic Materials	7.20%
Communications	11.30%
Consumer Cyclical	19.91%
Consumer Non-Cyclical	13.10%
Diversified	0.40%
Energy	16.10%
Financial	9.16%
Foreign Government	0.15%
Industrial	14.46%
Technology	4.79%
Utilities	3.37%
Repurchase Agreements	0.06%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bonds, 4.375%, 8/15/2043	2.90%
Government National Mortgage Association, 6.500%, TBA	1.31%
BAT Capital Corp., 7.750%, 10/19/2032	0.99%
Sprint Capital Corp., 6.875%, 11/15/2028	0.93%
Continental Resources, Inc., 5.750%, 1/15/2031	0.88%
U.S. Treasury Inflation-Indexed Notes, 0.250%, 1/15/2025	0.80%
Centene Corp., 3.375%, 2/15/2030	0.76%
Charter Communications Operating LLC, Zero Coupon, 2/1/2027	0.76%
AES Corp., 6.046%, 3/11/2024	0.74%
JPMorgan Chase & Co., 4.912% (SOFR + 2.08%), 7/25/2033	0.71%

Holdings by Sector	% of Investments
Asset-Backed Securities	5.43%
Basic Materials	2.11%
Communications	4.81%
Consumer Cyclical	5.77%
Consumer Non-cyclical	10.39%
Energy	15.48%
Financial	27.26%
Foreign Government	0.36%
Industrial	4.38%
Mortgage-Backed Securities	0.12%
Municipal	0.75%
Technology	3.92%
U.S. Government	7.47%
Utilities	11.28%
Repurchase Agreements	0.47%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Value Fund

Ten Largest Holdings	% of Investments
Shell PLC	4.32%
Novartis AG Registered Shares	3.62%
Toyota Motor Corp.	3.31%
Sanofi SA	2.83%
BHP Group Ltd.	2.79%
HSBC Holdings PLC	2.60%
Sumitomo Mitsui Financial Group, Inc.	2.25%
Orange SA	2.23%
CRH PLC	2.14%
AXA SA	2.12%

Holdings by Sector	% of Investments
Communication Services	3.42%
Consumer Discretionary	6.37%
Consumer Staples	6.68%
Energy	9.37%
Financials	25.53%
Health Care	8.65%
Industrials	16.09%
Information Technology	6.10%
Materials	6.64%
Real Estate	4.06%
Utilities	4.06%
Repurchase Agreements	3.03%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Inflation-Indexed Notes, 0.250%, 1/15/2025	0.75%
U.S. Treasury Notes, 5.000%, 9/30/2025	0.73%
U.S. Treasury Notes, 4.125%, 1/31/2025	0.66%
Citigroup, Inc., 3.106%, 4/8/2026	0.58%
U.S. Treasury Notes, 4.625%, 2/28/2026	0.57%
Invitation Homes Operating Partnership LP, 1/31/2025	0.57%
Intesa Sanpaolo SpA, 5.017%, 6/26/2024	0.56%
Charter Communications Operating LLC, 2/1/2027	0.45%
HCA, Inc., 5.250%, 4/15/2025	0.44%
Manufacturers & Traders Trust Co., 4.650%, 1/27/2026	0.43%

Holdings by Sector	% of Investments
Asset-Backed Securities	23.44%
Basic Materials	2.21%
Communications	2.00%
Consumer Cyclical	5.75%
Consumer Non-Cyclical	6.41%
Energy	6.75%
Financial	32.27%
Foreign Government	0.09%
Industrial	2.18%
Mortgage-Backed Securities	7.19%
Technology	1.15%
U.S. Government	3.35%
Utilities	5.72%
Repurchase Agreements	1.49%
Total	100.00%

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust – Ultra Short Bond Fund

Ten Largest Holdings	% of Investments
HSBC Holdings PLC 3.803% (3 mo. USD Term SOFR + 1.47%), 3/11/2025	1.33%
Wells Fargo & Co., 2.406% (3 mo. USD Term SOFR + 1.09%), 10/30/2025	1.28%
NatWest Group PLC 4.269% (3 mo. USD LIBOR + 1.76%), 3/22/2025	1.22%
Rogers Communications, Inc., 6.024%, 4/30/2024	1.09%
BNP Paribas SA 2.819% (3 mo. USD Term SOFR + 1.37%), 11/19/2025	1.08%
JPMorgan Chase & Co., 2.301% (SOFR + 1.16%), 10/15/2025	1.00%
U.S. Treasury Notes, 4.250%, 5/31/2025	0.91%
APA Corp., 6.084%, 3/1/2024	0.91%
Macquarie Group Ltd. 6.207%, 11/22/2024	0.89%
HSBC Holdings PLC 2.999% (SOFR + 1.43%), 3/10/2026	0.85%

Holdings by Sector	% of Investments
Asset-Backed Securities	22.27%
Basic Materials	0.79%
Communications	2.17%
Consumer, Cyclical	9.37%
Consumer, Non-cyclical	3.24%
Energy	4.32%
Financial	46.33%
Foreign Government	0.16%
Industrial	1.98%
Mortgage-Backed Securities	2.52%
Technology	2.17%
U.S. Government	0.54%
Utilities	1.58%
Repurchase Agreements	2.56%
Total	100.00%

QPHR-INV-1Q

(4/24)